                  American General Series Portfolio Company 2

                                 Class A Shares
                                 Class B Shares

                                 March 1, 2000

The American General Series Portfolio Company 2 (the "Series Company") is an open-end mutual fund made up of separate Funds (the "Funds"). In this prospectus, "we", "us", and "our" refers to the American General Fund Group.

ACTIVELY MANAGED EQUITY FUNDS:
THESE FUNDS INVEST MOSTLY IN STOCKS AND ARE DESIGNED TO INCREASE THE VALUE OF YOUR INVESTMENT OVER THE LONG TERM.
    American General International Growth Fund ("International Growth Fund") American General International Value Fund ("International Value Fund") American General Large Cap Growth Fund ("Large Cap Growth Fund")
    American General Large Cap Value Fund ("Large Cap Value Fund")
    American General Mid Cap Growth Fund ("Mid Cap Growth Fund")
    American General Mid Cap Value Fund ("Mid Cap Value Fund")
    American General Small Cap Growth Fund ("Small Cap Growth Fund")
    American General Small Cap Value Fund ("Small Cap Value Fund")
    American General Socially Responsible Fund ("Socially Responsible Fund")

BALANCED FUND:
THIS FUND INVESTS IN A COMBINATION OF STOCKS AND BONDS TO ALLOW FOR LONG-TERM GROWTH WHILE REDUCING MARKET RISKS.
    American General Balanced Fund ("Balanced Fund")

INCOME FUNDS:
THESE FUNDS ARE DESIGNED TO PROVIDE CURRENT INCOME WHILE CONSERVING CAPITAL.
    American General Core Bond Fund ("Core Bond Fund")
    American General Domestic Bond Fund ("Domestic Bond Fund")
    American General High Yield Bond Fund ("High Yield Bond Fund")
    American General Municipal Bond Fund ("Municipal Bond Fund")
    American General Strategic Bond Fund ("Strategic Bond Fund")

INDEX EQUITY FUNDS:
THESE FUNDS TRACK DIFFERENT INDICES IN ORDER TO PROVIDE GROWTH OVER THE LONG
TERM.
    American General Mid Cap Index Fund ("Mid Cap Index Fund")
    American General Small Cap Index Fund ("Small Cap Index Fund")
    American General Stock Index Fund ("Stock Index Fund")

LIFESTYLE FUNDS:
THESE FUNDS ALLOCATE ASSETS TO OTHER AMERICAN GENERAL FUNDS IN ORDER TO PROVIDE A DIVERSIFIED, LESS RISKY INVESTMENT.
    American General Conservative Growth Lifestyle Fund ("Conservative Growth Lifestyle Fund")
    American General Growth Lifestyle Fund ("Growth Lifestyle Fund")
    American General Moderate Growth Lifestyle Fund ("Moderate Growth Lifestyle Fund")

MONEY MARKET FUNDS:
THESE FUNDS PROVIDE LIQUIDITY AND PRESERVATION OF CAPITAL.
    American General Money Market Fund ("Money Market Fund")
    American General Municipal Money Market Fund ("Municipal Money Market Fund")

NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The SEC maintains an internet website at http://www.sec.gov that contains the Statement of Additional Information ("SAI"), material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

                               TABLE OF CONTENTS


TOPIC                                                         PAGE
-----                                                         ----
RISK/RETURN SUMMARIES: INVESTMENTS, RISKS, AND PERFORMANCE      3
     Balanced Fund                                              3
     Conservative Growth Lifestyle Fund                         5
     Core Bond Fund                                             9
     Domestic Bond Fund                                        13
     Growth Lifestyle Fund                                     16
     High Yield Bond Fund                                      20
     International Growth Fund                                 23
     International Value Fund                                  25
     Large Cap Growth Fund                                     28
     Large Cap Value Fund                                      31
     Mid Cap Growth Fund                                       33
     Mid Cap Index Fund                                        36
     Mid Cap Value Fund                                        38
     Moderate Growth Lifestyle Fund                            41
     Money Market Fund                                         44
     Municipal Bond Fund                                       46
     Municipal Money Market Fund                               49
     Small Cap Growth Fund                                     51
     Small Cap Index Fund                                      54
     Small Cap Value Fund                                      57
     Socially Responsible Fund                                 60
     Stock Index Fund                                          63
     Strategic Bond Fund                                       65
MORE ABOUT PORTFOLIO INVESTMENTS                               68
WELCOME TO AMERICAN GENERAL CORPORATION (ADVISER AND
  SUB-ADVISER INFORMATION)                                     73
SHAREHOLDER ACCOUNT INFORMATION                                78
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                    86
FINANCIAL HIGHLIGHTS                                           98

           RISK/RETURN SUMMARIES: INVESTMENTS, RISKS, AND PERFORMANCE

--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Balanced

INVESTMENT ADVISER
The Variable Annuity Life Insurance Company ("VALIC")

INVESTMENT SUB-ADVISER
Capital Guardian Trust Company

INVESTMENT OBJECTIVE
Seeks balanced accomplishment of (i) conservation of principal and (ii) long-term growth of capital and income through investment in fixed-income and equity securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests in a combination of fixed-income and equity securities in order to maintain the value of your principal investment and provide you with capital growth and income over the long term. We select securities for the Fund's portfolio by identifying fixed-income (bonds and preferred stock) and equity (stock) securities that represent fundamental values at reasonable prices. We implement this philosophy using a system of portfolio managers, under which a different group of portfolio managers makes investment decisions for the fixed-income and equity portions of the Fund.

Fixed-income Portion: Up to 75% of the Fund's total assets may be invested in fixed-income securities rated A or better by Moody's Investors Service ("Moody's") or Standard & Poor ("S&P") or of comparable investment quality. The Sub-Adviser is not required to sell the security, however, if the rating is downgraded. At all times, at least 25% of the Fund's total assets are invested in fixed-income senior securities. The Fund may hold up to 20% of its total assets in high-yielding, high risk fixed-income securities ("junk bonds").

Equity Portion: Up to 75% of the Fund's total assets may be invested in equity securities listed on national securities exchanges or in the national over-the-counter market, NASDAQ. Equity securities include American Depositary Receipts ("ADRs"), which are certificates issued by a U.S. depositary bank, representing foreign shares held by the bank. ADRs carry the same currency, political and economic risks as the underlying foreign shares. Up to 10% of the Fund's total assets may be invested in the securities of U.S. small capitalization companies ("Small Caps"). Small Caps are companies that have total assets (capitalization) of approximately $150 million to $1.25 billion. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Prepayment Risk: Prepayment risk refers to the risk that issuers of fixed-income securities will make payments earlier than anticipated. During periods of falling interest rates, the Fund may invest in new securities with lower interest rates, thus reducing the stream of cash payments that flow through the Fund.

Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities that are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed-income securities involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed-income securities, achievement of the Fund's investment objective is dependent upon the Sub-Adviser's investment analysis. Accordingly, the Fund's investments may be worth less than what the Fund paid for them.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Value Investing Risk: The risk that the portfolio manager's judgment that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

                                    [GRAPH]

                         ANNUAL RETURN CLASS A = 12.03%

Best Quarter: Class A              4th 1999  6.69%
Worst Quarter: Class A             3rd 1999  (5.14)%


The table compares the average annual returns for calendar year 1999 to that of a broad measure of market performance and to a blend of two indices ("Balanced Blend"). The Balanced Blend is composed of 40% Lehman Brothers Government and Corporate Index and 60% S&P 500 Index. Each is a widely recognized, unmanaged index. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return Class A:          5.59%
Average Annual Total Return Class B:          5.79%
40% Lehman Brothers Government and
  Corporate Bond/60% S&P 500:                11.40%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                             CLASS A        CLASS B
----------------                                             -------        -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(1)   5%-Footnote(2)
Maximum account fee                                           None          None

               ANNUAL FUND OPERATING EXPENSES               CLASS A        CLASS B
               ------------------------------               -------        -------
Management fees                                               0.80%         0.80%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.42%         0.96%
                                                             -----         -----
Total annual fund operating expenses                          2.47%         2.76%
                                                             =====         =====
Fee waiver and/or expense reimbursement                      (1.40)%       (0.94)%
                                                             -----         -----
Net Expenses                                                  1.07%         1.82%
                                                             =====         =====

---------------

(1) Purchases of $1 million or more which are redeemed within one year will be charged a 1% contingent deferred sales charge ("CDSC"). Redemptions within 2 years will be charged a CDSC of 0.50%.

(2) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                              1 Year      3 Years      5 Years      10 Years
                                      $678        $896         $1,132       $1,810
Class B                               1 Year      3 Years      5 Years      10 Years
                                      $701        $903         $1,103       $2,142

Without redemptions, your costs would be:

Class B                              1 Year      3 Years      5 Years      10 Years
                                      $185        $573         $986         $2,142

--------------------------------------------------------------------------------
CONSERVATIVE GROWTH LIFESTYLE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Lifestyle

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks current income and low to moderate growth of capital through investments in a combination of the Series Company Funds ("Underlying Funds"). This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the market risks of either the Growth Lifestyle Fund or the Moderate Growth Lifestyle Fund. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges and Underlying Fund choices for this Fund, as of the time of print.

International Equity Securities                                5%-15%
     (These Funds invest at least 65% in non-U.S.
      companies.)
     Underlying Funds:
     American General International Value Fund
     American General International Growth Fund
Small Capitalization Equity Securities                         5%-15%
     (These Funds invest in the equities of small
      capitalization companies.)
     Underlying Funds:
     American General Small Cap Value Fund
     American General Small Cap Growth Fund

Medium Capitalization Equity Securities                        5%-15%
     (These Funds invest in the equities of medium
      capitalization companies.)
     Underlying Funds:
     American General Mid Cap Value Fund
     American General Mid Cap Growth Fund

Large Capitalization Equity Securities                        25%-35%
     (These Funds invest in the equities of large
      capitalization companies.)
     Underlying Funds:
     American General Large Cap Growth Fund
     American General Large Cap Value Fund

Bonds                                                         30%-50%
     (These Funds invest in fixed-income securities, at
      least 65% of which are investment grade.)
     Underlying Funds:
     American General Core Bond Fund
     American General Domestic Bond Fund

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

The Fund is a non-diversified investment company under the Investment Company Act of 1940 (the "1940 Act") because it invests in a limited number of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

The allocation among the different Underlying Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically, there should not be any sudden large-scale changes in the Fund's asset allocations.

The Fund's performance is directly related to the performance of the Underlying Funds in which it invests. Changes in the net asset values of the Underlying Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Funds to meet their investment objectives.

Investment in the Underlying Funds involves manager risk. Manager Risk is the risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

The Fund is also subject to the risk that a Fund that is non-diversified under the 1940 Act will invest more of its assets in fewer issuers and, therefore, is more likely to be adversely affected by a downturn in any one issuer or security.

The securities that Underlying Funds invest in also involve various risks:
Credit Risk (applies to Core Bond): The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Derivatives Risk (Domestic Bond, International Value, Large Cap Growth): The risk that loss may result from a Fund's investments in put and call options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

Foreign Securities Risks (applies to each of the above Underlying Funds except for Mid Cap Growth and Mid Cap Value):

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk (applies to Core Bond): Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk (applies to all Underlying Funds): There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Management Style Risk (applies to Mid Cap Growth): The risk that the portfolio manager's judgments that a particular security is undervalued relative to its growth potential in the securities markets may prove incorrect.

Market Risk (applies to all Underlying Funds): Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Quantitative Method Risk (applies to Large Cap Value): The different factors that go into the quantitative analysis can be changed periodically. The weight of each factor may also change; thus, the analytical model may have different historical or future performance compared to the Fund.

Small Capitalization Company Risk (applies to Core Bond, Domestic Bond, International Growth, International Value, Small Cap Growth, and Small Cap Value): The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Value Investing Risk (applies to Domestic Bond, International Value, Small Cap Value, Mid Cap Value and Large Cap Value): The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund. This information helps to provide some indication of the risks of investing in the Fund.

                                    [GRAPH]

                         ANNUAL RETURN CLASS A = 13.70%

Best Quarter: Class A        4th 1999     10.88%
Worst Quarter: Class A       3rd 1999     (2.95)%


The table compares the average annual returns for calendar year 1999 to that of a blended index, calculated by including the pro rata portion of each of the Underlying Fund's respective indices, and the S&P 500 Index, composed of 500 common stocks which are chosen by Standard & Poor's Corporation. The S&P 500 Index approximates the general distribution of industries in the U.S. economy, captures the price performance of a large cross-section of the publicly traded stock market. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return Class A:       7.16%
Average Annual Total Return Class B:       8.71%
Conservative Growth Lifestyle Blended
  Benchmark:                               10.63%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A        CLASS B
----------------                                                -------        -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(3)   5%-Footnote(4)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A        CLASS B
------------------------------                                  -------        -------
Management fees                                               0.10%         0.10%
Distribution and service (12b-1) fees                         None          None
Other expenses                                                0.00%         0.00%
                                                              -----         -----
Total annual fund operating expenses                          0.10%         0.10%
                                                              -----         -----
                                                              -----         -----

---------------

(3) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(4) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

The numbers below show the total combined operating expenses as a percentage of net assets, including indirect expenses of the Underlying Funds, after expense reimbursements. This reflects total average weighted combined operating expenses.


                                                                CLASS A        CLASS B
                                                                -------        -------
Total Combined Operating Expenses:                            1.12%         1.87%

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $585        $605         $628         $697
Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $535        $379         $184         $129

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $10         $32          $57          $129

--------------------------------------------------------------------------------
CORE BOND FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Income

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
American General Investment Management, L.P. ("AGIM")

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with conservation of capital through investments in medium to high quality fixed-income securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests at least 65% of its total assets in medium to high quality fixed-income securities rated investment grade or higher, or in securities issued or guaranteed by the U.S. Government, mortgage-backed or asset-backed securities. U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by the full faith and credit of the U.S. Government; the right of the issuer to borrow from the U.S. Treasury; the credit of the issuing government agency; or the authority of the U.S. Government to purchase obligations of the agency. A portion of the 65% may also be invested in U.S. dollar-denominated fixed-income securities issued by foreign issuers, although the Fund currently intends to limit these investments to no more than 40% of its total assets. The Sub-Adviser is not required to dispose of a security if its rating is downgraded. Up to 10% of the Fund's total assets may be invested in lower quality fixed-income securities ("junk bonds"), those rated below Baa3 by Moody's and BBB by S&P.

Up to 35% of the Fund's total assets may be invested in interest-bearing short-term investments, such as commercial paper, bankers' acceptances, bank certificates of deposit, and other cash equivalents and cash. Equity securities, including common or preferred stocks, convertible securities, and warrants, may comprise up to 20% of the Fund's total assets. See "More About Portfolio Investments."

The Fund is actively traded. The frequency of Fund transactions is reflected in its portfolio turnover rate, 469% for the fiscal year ended October 31, 1999. The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the average of the value of the portfolio securities. A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, thus increasing the Fund's operating expenses. The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at your ordinary income tax rate.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Prepayment Risk: Prepayment risk refers to the risk that issuers of fixed-income securities will make payments earlier than anticipated. During periods of falling interest rates, the Fund may invest in new securities with lower interest rates, thus reducing the stream of cash payments that flow through the Fund.

Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities that are rated below investment grade. Fixed-income securities rated below BBB- by S&P or Baa3 by Moody's are considered to be below investment grade. Fixed-income securities with a below investment grade rating present a comparatively greater risk of default in the timely payment of interest and principal than fixed-income securities rated as investment grade. These lower rated securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed-income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed-income securities achievement of the Fund's investment objective is dependent upon the Sub-Adviser's investment analysis. Accordingly, the Fund's investments may become worth less than what the Fund paid for them.

The lower rated but higher yielding fixed-income securities purchased by the Fund may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield fixed-income securities are often issued by smaller, less creditworthy companies or by companies with substantial debt. The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor VALIC or a Sub-Adviser relies on in evaluating lower-rated fixed-income securities. The analysis by VALIC or the Sub-Adviser of a lower rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. VALIC or the Sub-Adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund. This information helps to provide some indication of the risks of investing in the Fund.

                                    [GRAPH]

                        ANNUAL RETURN CLASS A = (1.04)%

Best Quarter: Class A               3rd 1999    0.40%
Worst Quarter: Class A              2nd 1999   (1.25)%


The table compares the average annual returns for calendar year 1999 to that of the Lehman Brothers Aggregate Bond Index, a total return index measuring both the capital price changes and the income underlying the universe of securities, weighted by market value outstanding. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return Class A:           (5.74)%
Average Annual Total Return Class B:           (6.42)%
Lehman Brothers Aggregate Bond Index:          (0.83)%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                              CLASS A       CLASS B
----------------                                              -------       -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               4.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(5)   5%-Footnote(6)
Maximum account fee                                           None          None

               ANNUAL FUND OPERATING EXPENSES                CLASS A        CLASS B
               ------------------------------                -------        -------
Management fees                                                0.48%         0.48%
Distribution and service (12b-1) fees                          0.25%         1.00%
Other expenses                                                 0.86%         0.74%
                                                              -----         -----
Total annual fund operating expenses                           1.59%         2.22%
                                                              =====         =====
Fee waiver and/or expense reimbursement                       (0.54)%       (0.42)%
                                                              -----         -----
Net Expenses                                                   1.05%         1.80%
                                                              =====         =====

---------------

(5) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(6) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $577        $793         $1,028       $1,701
Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $699        $897         $1,093       $2,121

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $183        $567         $976         $2,121

--------------------------------------------------------------------------------
DOMESTIC BOND FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Income

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Capital Guardian Trust Company

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with conservation of capital through investments primarily in investment grade fixed-income securities and other income producing securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests at least 65% of its total assets in investment grade U.S. corporate fixed-income securities, rated at least A by Moody's or S&P, in securities issued or guaranteed by the U.S. Government, Yankee bonds, or in mortgage-backed or asset-backed securities. U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by the full faith and credit of the U.S. Government; the right of the issuer to borrow from the U.S. Treasury; the credit of the issuing government agency; or the authority of the U.S. Government to purchase obligations of the agency. The Sub-Adviser is not required to dispose of a security if its rating is downgraded.

Up to 35% of total assets may be invested in non-U.S. investment grade intermediate and long-term corporate fixed-income securities rated at least A by Moody's or S&P, including Eurodollar fixed-income securities, securities issued or guaranteed by the Canadian Government, its provinces or their instrumentalities, or interest bearing short-term investments, such as commercial paper, bankers' acceptances, bank certificates of deposit and other cash equivalents and cash. Currently, Eurodollar fixed-income securities will be limited to no more than 20% of the Fund's total assets.

To increase the Fund's earning potential, we may use up to 25% of the Fund's assets to make some higher risk investments in mortgage-related securities or bonds rated less than A by Moody's or S&P. No minimum rating requirement applies to these junk bonds. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities that are rated below investment grade. Fixed-income securities rated below BBB- by S&P or Baa3 by Moody's are considered to be below investment grade. Fixed-income securities with a below investment grade rating present a comparatively greater risk of default in the timely payment of interest and principal than fixed-income securities rated as investment grade. These lower rated securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed-income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed-income securities achievement of the Fund's investment objective is dependent upon the Sub-Adviser's investment analysis. Accordingly, the Fund's investments may become worth less than what the Fund paid for them.

The lower rated but higher yielding fixed-income securities purchased by the Fund may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield fixed-income securities are often issued by smaller, less creditworthy companies or by companies with substantial debt. The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor VALIC or a Sub-Adviser relies on in evaluating lower-rated fixed-income securities. The analysis by VALIC or the Sub-Adviser of a lower rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. VALIC or the Sub-Adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects.

Prepayment Risk: Prepayment risk refers to the risk that issuers of fixed-income securities will make payments earlier than anticipated. During periods of falling interest rates, the Fund may invest in new securities with lower interest rates, thus reducing the stream of cash payments that flow through the Fund.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund. This information helps to provide some indication of the risks of investing in the Fund.

                                    [GRAPH]

                        ANNUAL RETURN CLASS A = (3.31)%

Best Quarter: Class A              3rd 1999  (0.35)%
Worst Quarter: Class A             1st 1999  (1.60)%


The table compares the average annual returns for calendar year 1999 to that of the Lehman Brothers Aggregate Bond Index, a total return index measuring both the capital price changes and the income underlying the universe of securities, weighted by market value outstanding. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.


Average Annual Total Return Class
  A:                                           (7.90)%
Average Annual Total Return Class
  B:                                           (8.41)%
Lehman Brothers Aggregate Bond
  Index:                                       (0.83)%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                            CLASS A        CLASS B
----------------                                            -------        -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                           4.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)    Footnote(7)   5%-Footnote(8)
Maximum account fee                                       None          None

ANNUAL FUND OPERATING EXPENSES                              CLASS A        CLASS B
------------------------------                              -------        -------
Management fees                                           0.60%         0.60%
Distribution and service (12b-1) fees                     0.25%         1.00%
Other expenses                                            1.45%         0.95%
                                                          -----         -----
Total annual fund operating expenses                      2.30%         2.55%
                                                          -----         -----
                                                          -----         -----
Fee waiver and/or expense reimbursement                   (1.27)%       (0.77)%
                                                          -----         -----
Net Expenses                                              1.03%         1.78%
                                                          -----         -----
                                                          -----         -----

---------------

(7) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(8) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $575        $787         $1,017       $1,679

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $697        $891         $1,083       $2,100

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $181        $561         $965         $2,100

--------------------------------------------------------------------------------
GROWTH LIFESTYLE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Lifestyle

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks growth through investments in a combination of the Series Company Funds ("Underlying Funds"). This Fund is suitable for investors seeking the potential for capital growth that a fund investing predominately in equity securities may offer. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges and Underlying Fund choices for this Fund, as of the time of print.

International Equity Securities                               25%-35%
     (These Funds invest at least 65% in non-U.S.
      companies.)
     Underlying Funds:
     American General International Value Fund
     American General International Growth Fund
Small Capitalization Equity Securities                        15%-25%
     (These Funds invest in the equities of small
      capitalization companies.)
     Underlying Funds:
     American General Small Cap Value Fund
     American General Small Cap Growth Fund
Medium Capitalization Equity Securities                       10%-20%
     (These Funds invest in the equities of medium
      capitalization companies.)
     Underlying Funds:
     American General Mid Cap Value Fund
     American General Mid Cap Growth Fund
Large Capitalization Equity Securities                        20%-30%
     (These Funds invest in the equities of large
      capitalization companies.)
     Underlying Funds:
     American General Large Cap Growth Fund
     American General Large Cap Value Fund
Bonds                                                         5%-15%
     (These Funds invest in fixed-income securities, at
      least 65% of which are investment grade.)
     Underlying Funds:
     American General Core Bond Fund
     American General Domestic Bond Fund
     American General High Yield Bond Fund

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

The Fund is a non-diversified investment company under the 1940 Act because it invests in a limited number of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

The allocation among the different Underlying Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically, there should not be any sudden large-scale changes in the Fund's asset allocations.

The Fund's performance is directly related to the performance of the Underlying Funds in which it invests. Changes in the net asset values of the Underlying Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Funds to meet their investment objectives.

Investment in the Underlying Funds involves manager risk. Manager risk is the risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

The Fund is also subject to the risk that a Fund that is non-diversified under the 1940 Act will invest more of its assets in fewer issuers and, therefore, is more likely to be adversely affected by a downturn in any one issuer or security.

The securities that Underlying Funds invest in also involve various risks:

Credit Risk (applies to Core Bond): The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Derivatives Risk (Domestic Bond, International Value, Large Cap Growth): The risk that loss may result from a Fund's investments in put and call options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

Foreign Securities Risks (applies to each of the above Underlying Funds except for Mid Cap Growth and Mid Cap Value):

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk (applies to Core Bond): Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk (applies to all Underlying Funds): There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Management Style Risk (applies to Mid Cap Growth): The risk that the portfolio manager's judgments that a particular security is undervalued relative to its growth potential in the securities markets may prove incorrect.

Market Risk (applies to all Underlying Funds): Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Quantitative Method Risk (applies to Large Cap Value): The different factors that go into the quantitative analysis can be changed periodically. The weight of each factor may also change; thus, the analytical model may have different historical or future performance compared to the Fund.

Small Capitalization Company Risk (applies to Core Bond, Domestic Bond, International Growth, International Value, Small Cap Growth, and Small Cap Value): The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Value Investing Risk (applies to Domestic Bond, International Value, Small Cap Value, Mid Cap Value and Large Cap Value): The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

                                    [GRAPH]

                         ANNUAL RETURN CLASS A = 28.92%

Best Quarter: Class A             4th 1999    20.47%
Worst Quarter: Class A            3rd 1999   (2.27)%


The table compares the average annual returns for calendar year 1999 to that of a blended index, calculated by including the pro rata portion of each of the Underlying Fund's respective indices, and the S&P 500 Index, composed of 500 common stocks which are chosen by Standard & Poor's Corporation. The S&P 500 Index approximates the general distribution of industries in the U.S. economy, captures the price performance of a large cross-section of the publicly traded stock market. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return Class A:         21.50%
Average Annual Total Return Class B:         23.89%
Growth Lifestyle Blended Benchmark Index:    18.43%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A        CLASS B
----------------                                                -------        -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(9)   5%-Footnote(10)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A        CLASS B
------------------------------                                  -------        -------
Management fees                                               0.10%         0.10%
Distribution and service (12b-1) fees                         None          None
Other expenses                                                0.00%         0.00%
                                                              -----         -----
Total annual fund operating expenses                          0.10%         0.10%
                                                              -----         -----
                                                              -----         -----

---------------

(9) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(10) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.


The numbers below show the total combined operating expenses as a percentage of net assets, including indirect expenses of the Underlying Funds, after expense reimbursements. This reflects total average weighted combined operating expenses.


                                                                CLASS A        CLASS B
                                                                -------        -------
Total Combined Operating Expenses:                            1.21%         1.96%

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $585        $605         $628         $697
Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $535        $379         $184         $129

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $10         $32          $57          $129

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Income

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AGIM

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed-income securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
At least 65% of the Fund's total assets are invested in below-investment grade U.S. and foreign junk bonds. These high yielding, high risk fixed-income securities are rated below Baa3 by Moody's and BBB- by S&P. Up to 15% can be rated below Caa3 by Moody's or CCC- by S&P. The Fund may also invest up to 35% of total assets in below-investment grade foreign fixed-income securities.

To balance this risk, the Fund may invest up to 35% in investment grade securities, those rated Baa3 or higher by Moody's and BBB- or higher by S&P. In addition, the Fund may invest up to 15% in zero coupon securities (securities not paying current cash interest), and up to 20% of total assets in equity securities. Equity securities includes common or preferred stocks, warrants, and convertible securities. The Sub-Adviser is not required to dispose of a bond that is downgraded to below-investment grade. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Prepayment Risk: Prepayment risk refers to the risk that issuers of fixed-income securities will make payments earlier than anticipated. During periods of falling interest rates, the Fund may invest in new securities with lower interest rates, thus reducing the stream of cash payments that flow through the Fund.

Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities that are rated below investment grade. Fixed-income securities rated below BBB- by S&P or Baa3 by Moody's are considered to be below investment grade. Fixed-income securities with a below investment grade rating present a comparatively greater risk of default in the timely payment of interest and principal than fixed-income securities rated as investment grade. These lower rated securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed-income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed-income securities achievement of the Fund's investment objective is dependent upon the Sub-Adviser's investment analysis. Accordingly, the Fund's investments may become worth less than what the Fund paid for them.

The lower rated but higher yielding fixed-income securities purchased by the Fund may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield fixed-income securities are often issued by smaller, less creditworthy companies or by companies with substantial debt. The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor VALIC or a Sub-Adviser relies on in evaluating lower-rated fixed-income securities. The analysis by VALIC or the Sub-Adviser of a lower rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. VALIC or the Sub-Adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

                                    [GRAPH]

                         ANNUAL RETURN CLASS A = 4.05%

Best Quarter: Class A              1st 1999    3.89%
Worst Quarter: Class A             3rd 1999   (1.51)%


The table compares the average annual returns for calendar year 1999 to that of the Salomon Smith Barney High Yield Market Index, a widely recognized, unmanaged index covering a significant portion of the below-investment grade U.S. corporate bond market. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.


Average Annual Total Return Class A:           (0.90)%
Average Annual Total Return Class B:           (1.48)%
Salomon Smith Barney High Yield Market Index:   1.74%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A        CLASS B
----------------                                                -------        -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               4.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(11)  5%-Footnote(12)
Maximum account fee                                           None          None


ANNUAL FUND OPERATING EXPENSES                                  CLASS A        CLASS B
------------------------------                                  -------        -------
Management fees                                               0.70%         0.70%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.06%         0.67 %
                                                              -----         -----
Total annual fund operating expenses                          2.01%         2.37%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (0.76)%       (0.37)%
                                                              -----         -----
Net Expenses                                                  1.25%         2.00%
                                                              -----         -----
                                                              -----         -----


---------------

(11) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(12) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $596        $853         $1,130       $1,919
Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $718        $956         $1,195       $2,332

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $203        $628         $1,079       $2,332

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Jacobs Asset Management

INVESTMENT OBJECTIVE
Seeks to provide long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund must invest at least 65% of its total assets in the foreign equity securities of at least three countries outside the United States. Since the Fund normally intends to be fully invested, foreign equity securities will usually represent closer to 80-85% of the Fund's total assets. Foreign equity securities include common and preferred stock, convertible preferred stock, rights, and warrants, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. depositary bank, representing foreign shares held by the bank, to facilitate trading in foreign securities. GDRs and EDRs are very similar to ADRs. Generally, ADRs are designed for use in U.S. securities markets and EDRs are designed for use in European securities markets. GDRs are designed for use when the issuer is raising capital in more than one market simultaneously, such as the issuer's local market and the U.S. ADRs, EDRs and GDRs each carry the same currency, political and economic risks as the underlying foreign shares.

The Fund may invest up to 40% of total assets in the equity securities of issuers located in emerging market countries. An "emerging market country" is any country which, in the opinion of the Sub-Adviser, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (known as "The World Bank") and the International Finance Corporation. The Fund will focus its emerging market investments on those countries in which the Sub-Adviser believes the economies are developing and the markets are becoming more sophisticated.

We will use a flexible, value-oriented approach to selecting this Fund's investments, focusing on companies rather than on countries or markets. Our goal is to identify stocks selling at the greatest discount to their intrinsic future value. Value is ascertained through an analysis of price/cash flow, enterprise value/cash flow, and price/future earnings. This Fund invests in a wide range of equity securities, including those of smaller capitalization companies ("Small Caps"). Up to 50% of the Fund's total assets may be invested in Small Caps, which are companies that have total assets (capitalization) of approximately $150 million to $1.25 billion. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

                                    [GRAPH]

                         ANNUAL RETURN CLASS A = 56.04%

Best Quarter: Class A                        4th 1999       44.40%
Worst Quarter: Class A                       1st 1999       (0.49)%


The table compares the average annual returns for calendar year 1999 to that of the Salomon Smith Barney Primary Market Index. The Salomon Smith Barney Primary Market Index is a sub-index of the Salomon Smith Barney Broad Market Index, which measures the performance of equities from 23 countries and 18 regions throughout the world. Each company with equity capital of at least $100 million is tracked by the Salomon Smith Barney Index. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return Class A:                       47.07%
Average Annual Total Return Class B:                       49.15%
Salomon Smith Barney Primary Market Index:                 24.51%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A     CLASS B
----------------                                                -------     -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(13)  5%-Footnote(14)
Maximum account fee                                           None          None
ANNUAL FUND OPERATING EXPENSES                                  CLASS A     CLASS B
------------------------------                                  -------     -------
Management fees                                               0.90%         0.90%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.53%         1.25%
                                                              -----         -----
Total annual fund operating expenses                          2.68%         3.15%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (1.28)%       (1.00)%
                                                              -----         -----
Net Expenses                                                  1.40%         2.15%
                                                              -----         -----
                                                              -----         -----

---------------

(13) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(14) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $709        $993         $1,298       $2,163

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $732        $1,000       $1,270       $2,487

         Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $218        $673         $1,155       $2,487

--------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Capital Guardian Trust Company

INVESTMENT OBJECTIVE
Seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund must invest at least 65% of its total assets in foreign securities. Since the Fund normally intends to be fully invested, foreign equity securities will usually represent closer to 80-85% of the Fund's total assets. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets.

Up to 90% of the amount invested in foreign securities may be invested in put and call options on foreign currencies and forward currency contracts. A put option on foreign currency is a security that gives the Fund the right to sell a particular foreign currency within a stated period of time. A call option on foreign currency gives the Fund the right to buy a particular foreign currency within a stated period of time. A forward currency contract is an agreement to buy or sell foreign currency at an agreed-upon price and date.

The Fund may invest in the equity securities of issuers located in emerging market countries. An "emerging market country" is any country which, in the opinion of the Sub-Adviser, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (known as "The World Bank") and the International Finance Corporation. The Fund will focus its emerging market investments on those countries in which the Sub-Adviser believes the economies are developing and the markets are becoming more sophisticated.

This Fund may invest up to 10% of total assets in the securities of foreign small capitalization companies ("Foreign Small Caps"). Foreign Small Caps are companies that have total assets (capitalization) of approximately $150 million to $1.25 billion. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Derivatives Risk: The risk that loss may result from a Fund's investments in put and call options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Value Investing Risk: The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

                                    [GRAPH]

                         ANNUAL RETURN CLASS A = 65.99%

Best Quarter: Class A           4th 1999       27.19%
Worst Quarter: Class A          3rd 1999        7.78%


The table compares the average annual returns for calendar year 1999 to that of the Salomon Smith Barney Primary Market Index. The Salomon Smith Barney Primary Market Index is a sub-index of the Salomon Smith Barney Broad Market Index, which measures the performance of equities from 23 countries and 18 regions throughout the world. Each company with equity capital of at least $100 million is tracked by the Salomon Smith Barney Index. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return Class A:           56.45%
Average Annual Total Return Class B:           59.42%
Salomon Smith Barney Primary
  Market Index:                                24.51%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A     CLASS B
----------------                                                -------     -------
Maximum sales charge(load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(15)  5%-Footnote(16)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A     CLASS B
------------------------------                                  -------     -------
Management fees                                               1.00%         1.00%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.40%         1.06%
                                                              -----         -----
Total annual fund operating expenses                          2.65%         3.06%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (1.36)%       (1.02)%
                                                              -----         -----
Net Expenses                                                  1.29%         2.04%
                                                              -----         -----
                                                              -----         -----

---------------

(15) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(16) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                               1 Year      3 Years      5 Years      10 Years
                                      $699        $961         $1,243       $2,047
Class B                               1 Year      3 Years      5 Years      10 Years
                                      $722        $968         $1,215       $2,374

Without redemptions, your costs would be:

Class B                               1 Year      3 Years      5 Years      10 Years
                                      $207        $640         $1,099       $2,374

--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Goldman Sachs Asset Management

INVESTMENT OBJECTIVE
Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests at least 65% of its total assets in the equity securities of large cap U.S. issuers. Large cap U.S. issuers include the largest 1,000 companies by market capitalization traded in the United States.

The Fund will be managed utilizing Goldman Sachs' Quantitative Equity Strategy. The acronym "CORE" (Computer-Optimized and Research Enhanced) reflects the three step investment process the team uses to select securities. First, we estimate the returns of 3000 U.S. stocks and foreign securities using a combination of research from the Goldman Sachs Global Investment

Research Department, other industry sources and objective quantitative analysis. Next, the Fund's investment portfolio is constructed by balancing expected returns against portfolio risk, trading fees and investment objectives. The Fund is intended to be constructed with minimum deviations from the sector, risk statistics and macroeconomic sensitivity of the Fund's benchmark, the Russell 1000(R) Growth Index. A proprietary multi-factor model is used in seeking to ensure risks taken are both intended and are warranted due to expected return. Lastly, the Fund is traded regularly and rebalanced in seeking to ensure all positions are in line with current market outlooks and benchmark weights.

The Fund may invest up to 25% of total assets in the equity securities of other U.S. and foreign issuers. The securities of the foreign issuers must be traded in the United States. This includes convertible securities, ADRs and GDRs. ADRs are certificates issued by a U.S. depositary bank, representing foreign shares held by the bank, to facilitate trading in foreign securities. GDRs are very similar to ADRs. Generally, ADRs are designed for use in the United States securities markets, while GDRs are designed for use when the issuer is raising capital in more than one market simultaneously, such as the issuer's local market and the U.S. ADRs and GDRs each carry the same currency, political and economic risks as the underlying foreign shares. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Derivatives Risk: The risk that loss may result from a Fund's investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

                                    [GRAPH]

                         ANNUAL RETURN CLASS A = 37.12%

Best Quarter: Class A                4th 1999   23.86%
Worst Quarter: Class A               3rd 1999   (2.43)%


The table compares the average annual returns for calendar year 1999 to that of the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index is a sub-index of the Russell 3000(R) Index. The Russell 3000(R) Index follows the 3,000 largest U.S. companies, based on total market capitalization. The Russell 1000(R) Growth Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, focusing on those with higher price-to-book ratios and higher forecasted growth values. The average total return table shows returns with the maximum in funds sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return Class A:         29.23%
Average Annual Total Return Class B:         30.88%
Russell 1000(R) Growth Index:                33.16%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A        CLASS B
----------------                                                -------        -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(17)  5%-Footnote(18)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A        CLASS B
------------------------------                                  -------        -------
Management fees                                               0.55%         0.55%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.23%         0.79%
                                                             -----         -----
Total annual fund operating expenses                          2.03%         2.34%
                                                             =====         =====
Fee waiver and/or expense reimbursement                      (0.93)%       (0.49)%
                                                             -----         -----
Net Expenses                                                  1.10%         1.85%
                                                             =====         =====

---------------

(17) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(18) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $681        $905         $1,147       $1,843
Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $704        $912         $1,119       $2,174

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $188        $582         $1,002       $2,174

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
State Street Bank & Trust Company/State Street Global Advisers

INVESTMENT OBJECTIVE
Seeks to provide total returns that exceed over time the Russell 1000(R) Value Index through investment in equity securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

The Russell 1000(R) Value Index is a sub-index of the Russell 1000(R) Index, which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, focusing on those with lower price-to-book ratios and lower forecasted growth values. As of June 30, 1999, the latest Russell index reconstitution date, the average market capitalization in the Russell 1000(R) Index was $12.1 billion.

INVESTMENT STRATEGY
The Fund will invest at least 65% of total assets in the equity securities of the largest 1200 companies by market capitalization traded in the United States. The Sub-Adviser combines financial accounting data with earnings forecasts provided by many security analysts. This quantitative method allows the Sub-Adviser to quickly and systematically evaluate large amounts of data. The constructed portfolio is well-diversified, maintaining industry and sector exposures and macroeconomic and risk characteristics that are similar to the Index.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Market Risk also refers to the risk that the value of the securities purchased by the Fund may decline as a result of economic, political or market conditions or an issuer's financial circumstances. Because the Fund maintains sector weights at a similar level to that of the Index, your investment may experience similar changes in value and share similar risks. In order to avoid unintended exposures to economic factors, including the direction of the economy, interest rates, energy prices and inflation, we maintain the proportion of equity securities from different economic sectors in this Fund's portfolio at a level similar to that of the Index.

Quantitative Method Risk: The different factors that go into the quantitative analysis can be changed periodically. The weight of each factor may also change; thus, the analytical model may have different historical or future performance compared to the Fund.

Value Investing Risk: The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

                                    [GRAPH]

                         ANNUAL RETURN CLASS A = 5.27%

Best Quarter: Class A             2nd 1999     12.65%
Worst Quarter: Class A            3rd 1999     (9.73)%


The table compares the average annual returns for calendar year 1999 to that of the Russell 1000(R) Value Index. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return Class A:           (0.78)%
Average Annual Total Return Class B:           (0.65)%
Russell 1000(R) Value Index:                    7.35%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A        CLASS B
----------------                                                -------        -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(19)  5%-Footnote(20)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A        CLASS B
------------------------------                                  -------        -------
Management fees                                               0.50%         0.50%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.38%         0.98%
                                                              -----         -----
Total annual fund operating expenses                          2.13%         2.48%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (1.08)%       (0.68)%
                                                              -----         -----
Net Expenses                                                  1.05%         1.80%
                                                              -----         -----
                                                              -----         -----

---------------

(19) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(20) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $676        $890         $1,122       $1,788
Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $699        $897         $1,093       $2,121

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $183        $567         $976         $2,121

--------------------------------------------------------------------------------
MID CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Brown Capital Management, Inc.

INVESTMENT OBJECTIVE
Seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is a secondary objective. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
This Fund will invest at least 65% of total assets in the equity securities of medium capitalization companies. Medium capitalization companies generally include companies with a market capitalization of $1 to $10 billion. We will seek to achieve capital appreciation through an opportunistic investment strategy with a growth bias. This Fund will purchase equity securities of those companies that appear to be undervalued relative to their growth potential in the securities markets, because the companies are presently out of favor, not well known or possess value that is not currently recognized by the investment community. The Sub-Adviser uses a "bottom up" approach to select specific investments, employing analysis that contains elements of traditional dividend discount and earnings yield models, establishes predicted relative valuation for equity and fixed-income markets, and determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market. Although the Fund's portfolio securities generally will be acquired for the long term, they may be sold under some of the following circumstances when the Sub-Adviser believes that: a) the anticipated price appreciation has been achieved or is no longer probable; b) alternative investments offer superior total return prospects; or
c) fundamentals change adversely.

Up to 35% of the Fund's total assets may be invested in other domestic equity securities, including common and preferred stocks, and convertible securities. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Management Style Risk: The risk that the portfolio manager's judgments that a particular security is undervalued relative to its growth potential in the securities markets may prove incorrect.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

                                    [GRAPH]

                         ANNUAL RETURN CLASS A = 3.29%

Best Quarter: Class A               4th 1999    16.76%
Worst Quarter: Class A              3rd 1999   (11.92)%

The table compares the average annual returns for calendar year 1999 to that of the Russell Midcap(TM) Growth Index. The Russell Midcap(TM) Growth Index focuses on Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return Class A:           (2.65)%
Average Annual Total Return Class B:           (2.65)%
Russell Midcap(TM) Growth Index:               51.29%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A        CLASS B
----------------                                                -------        -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(21)  5%-Footnote(22)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A        CLASS B
------------------------------                                  -------        -------
Management fees                                               0.65%         0.65%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.46%         1.09%
                                                             -----         -----
Total annual fund operating expenses                          2.36%         2.74%
                                                             =====         =====
Fee waiver and/or expense reimbursement                      (1.32)%       (0.95)%
                                                             -----         -----
Net Expenses                                                  1.04%         1.79%
                                                             =====         =====

---------------

(21) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(22) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $675        $887         $1,117       $1,777

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $698        $894         $1,088       $2,110

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $182        $564         $971         $2,110

--------------------------------------------------------------------------------
MID CAP INDEX FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
The Mid Cap Index Fund seeks to provide investment results that are similar to the performance of the S&P 400 Mid Cap Index ("Index"). As a group, the investment results, before expenses, are expected to approximate the total return (the combination of capital changes and income) of selected common stocks that statistically reflect the Index. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY

An index fund tries to match the performance of its target index as closely as possible by owning only stocks in the index, and holding them in the same proportions, so the fund will mimic the overall performance of the index. The Mid Cap Index Fund seeks to match the investment performance of the S&P 400 Mid Cap Index. The S&P 400 Mid Cap Index is composed of 400 domestic stocks, chosen for market size, liquidity, and industry group representation. Four industry groups are represented: Industrials, Utilities, Financials, and Transportation. The S&P 400 Mid Cap Index holds each stock in proportion to its total value in the stock market.



The Fund invests its assets in companies that are listed in the Index, except for a small portion in cash, to be available for redemptions. Since it may not be possible for this Fund to buy every stock included in the Index, or in the same proportions, the Fund invests in a sampling of common stocks in the Index. The common stocks of the S&P Mid Cap 400 Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. The common stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole.



Generally, an index fund tries to mirror the target index and its performance. The performance will not match exactly, though, because the index fund incurs operating expenses and other investment overhead as part of its normal operations. The index is an unmanaged group of securities, so it does not have these expenses. An investor cannot invest directly in an index. These differences between an index fund and its index are called tracking differences. An index fund seeks a tracking difference of about 0.05% or less. The tracking difference may also be shown as a correlation factor. A correlation factor of 0.95, after expenses, is considered to be good, while a correlation of 1.00 is perfect.


The tracking differences are reviewed daily by VALIC for each of the index funds. If an index fund does not accurately track an index, VALIC will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the index as a whole or the sector diversification within the index, as appropriate.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Investment Style Risk: The Index is made up of the stocks of many medium sized U.S. companies, which generally includes companies that are valued from $1 billion to approximately $7 billion. Medium-sized companies tend to be more established and stable than small companies, and are faster growing than large companies, but may be somewhat more volatile than large companies.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Market Risk may also occur because of daily changes in value. The Index fluctuates every day, depending on changes in the stock market. Stock markets often have times when the prices rise and fall every day or every few days. There is no guarantee that the value of your investment will increase.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

              [MID CAP INDEX GRAPH] ANNUAL RETURN CLASS A = 13.85%

Best Quarter: Class A          4th 1999       16.72%
Worst Quarter: Class A         3rd 1999       (8.39)%


The table compares the average annual returns for calendar year 1999 to that of the S&P Mid Cap 400 Index. The average total return table shows returns with the maximum in funds sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return Class A:           7.30%
Average Annual Total Return Class B:           7.84%
S&P Mid Cap 400 Index:                        14.71%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A     CLASS B
----------------                                                -------     -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(23)  5%-Footnote(24)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A     CLASS B
------------------------------                                  -------     -------
Management fees                                               0.28%         0.28%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.14%         1.01%
                                                              -----         -----
Total annual fund operating expenses                          1.67%         2.29%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (0.84)%       (0.71)%
                                                              -----         -----
Net Expenses                                                  0.83%         1.58%
                                                              -----         -----
                                                              -----         -----

---------------

(23) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(24) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $655        $825         $1,010       $1,545

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $678        $831         $980         $1,883

Without redemptions, your costs would be:

Class B                                    1 Year      3 Year       5 Year       10 Year
                                           $161        $499         $861         $1,883

--------------------------------------------------------------------------------
MID CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Neuberger Berman Management Inc.

INVESTMENT OBJECTIVE
Seeks capital growth, through investment in equity securities of medium capitalization companies using a value-oriented investment approach. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
This Fund invests at least 65% of total assets in equity securities of medium capitalization established companies, using a value-oriented investment approach intended to increase capital with reasonable risk. Medium capitalization companies include companies with the characteristics of companies included in the Russell Midcap(TM) Index. As of June 30, 1999, the largest company included in the Russell Midcap(TM) Index had an approximate market capitalization of $11.2 billion, while the average market capitalization was approximately $3.9 billion.

We choose securities we believe are undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. When selecting securities for this Fund, we also consider other factors, including ownership by a company's management of the company's stock and the dominance of a company in its particular field. Up to 35% of the Fund's total assets may be invested in other equity securities, including common and preferred stocks, convertible securities, and related equities. See "More About Portfolio Investments."

The Fund may participate in the Initial Public Offering ("IPO") market, and a portion of the Funds' returns may be attributable to the Fund's investments in IPOs. There is no guarantee that as the Fund's assets grow that it will experience significant improvement in performance by investing in IPOs.

The Fund is actively traded. The frequency of Fund transactions is reflected in its portfolio turnover rate, % for the fiscal year ended October 31, 1999. The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the average of the value of the portfolio securities. A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, thus increasing the Fund's operating expenses. The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at your ordinary income tax rate.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Value Investing Risk: The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

              [MID CAP VALUE GRAPH] ANNUAL RETURN CLASS A = 23.96%

Best Quarter: Class A               2nd 1999    16.58%
Worst Quarter: Class A              3rd 1999   (11.34)%


The table compares the average annual returns for calendar year 1999 to that of the Russell Midcap(TM) Value Index. The Russell Midcap(TM) Value Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, focusing on those with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index is a sub-index of the Russell 3000(R) Index. The Russell 3000(R) Index follows the 3,000 largest U.S. companies, based on total market capitalization. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return Class A:                      16.83%
Average Annual Total Return Class B:                      17.29%
Russell Midcap(TM) Value Index:                           (0.11)%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A     CLASS B
----------------                                                -------     -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)         Footnote(25  5%-Footnote(26)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A     CLASS B
------------------------------                                  -------     -------
Management fees                                               0.75%         0.75%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.43%         1.02%
                                                              -----         -----
Total annual fund operating expenses                          2.43%         2.77%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (1.14)%       (0.73)%
                                                              -----         -----
Net Expenses                                                  1.29%         2.04%
                                                              -----         -----
                                                              -----         -----

---------------

(25) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(26) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $699        $961         $1,243       $2,047
Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $722        $968         $1,215       $2,374

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $207        $640         $1,099       $2,374

--------------------------------------------------------------------------------
MODERATE GROWTH LIFESTYLE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Lifestyle

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks growth and current income through investments in a combination of the Series Company Funds ("Underlying Funds"). This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the substantial market risks of the Growth Lifestyle Fund. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges and Underlying Fund choices for this Fund, as of the time of print.

International Equity Securities                               10%-20%
    (These Funds invest at least 65% in non-U.S. companies.)
    Underlying Funds:
    American General International Value Fund
    American General International Growth Fund
Small Capitalization Equity Securities                        10%-20%
    (These Funds invest in the equities of small capitalization companies.)
    Underlying Funds:
    American General Small Cap Value Fund
    American General Small Cap Growth Fund
Medium Capitalization Equity Securities                       10%-20%
    (These Funds invest in the equities of medium capitalization companies.)
    Underlying Funds:
    American General Mid Cap Value Fund
    American General Mid Cap Growth Fund
Large Capitalization Equity Securities                        25%-35%
    (These Funds invest in the equities of large capitalization companies.)
    Underlying Funds:
    American General Large Cap Growth Fund
    American General Large Cap Value Fund
Bonds                                                         20%-30%
    (These Funds invest in fixed-income securities, at least 65% of which are investment grade.)
    Underlying Funds:
    American General Core Bond Fund
    American General Domestic Bond Fund

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

The Fund is a non-diversified investment company under the 1940 Act because it invests in a limited number of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.

INVESTMENT RISKS
The allocation among the different Underlying Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically, there should not be any sudden large-scale changes in the Fund's asset allocations.

The Fund's performance is directly related to the performance of the Underlying Funds in which it invests. Changes in the net asset values of the Underlying Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Funds to meet their investment objectives.

Investment in the Underlying Funds involves manager risk. Manager risk is the risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

The Fund is also subject to the risk that a Fund that is non-diversified under the 1940 Act will invest more of its assets in fewer issuers and, therefore, is more likely to be adversely affected by a downturn in any one issuer or security.

The securities that Underlying Funds invest in also involve various risks:
Credit Risk (applies to Core Bond): The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Derivatives Risk (Domestic Bond, International Value, Large Cap Growth): The risk that loss may result from a Fund's investments in put and call options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

Foreign Securities Risks (applies to each of the above Underlying Funds except for Mid Cap Growth and Mid Cap Value):

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk (applies to Core Bond): Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk (applies to all Underlying Funds): There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Management Style Risk (applies to Mid Cap Growth): The risk that the portfolio manager's judgments that a particular security is undervalued relative to its growth potential in the securities markets may prove incorrect.

Market Risk (applies to all Underlying Funds): Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Quantitative Method Risk (applies to Large Cap Value): The different factors that go into the quantitative analysis can be changed periodically. The weight of each factor may also change; thus, the analytical model may have different historical or future performance compared to the Fund.

Small Capitalization Company Risk (applies to Core Bond, Domestic Bond, International Growth, International Value, Small Cap Growth, and Small Cap Value): The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Value Investing Risk (applies to Domestic Bond, International Value, Small Cap Value, Mid Cap Value and Large Cap Value): The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

           [Moderate Growth Lifestyle] ANNUAL RETURN CLASS A = 18.66%

Best Quarter: Class A         4th 1999         14.20%
Worst Quarter: Class A        3rd 1999         (3.28)%


The table compares the average annual returns for calendar year 1999 to that of a blended index, calculated by including the pro rata portion of each of the Underlying Fund's respective indices, and the S&P 500 Index, composed of 500 common stocks which are chosen by Standard & Poor's Corporation. The S&P 500 Index approximates the general distribution of industries in the U.S. economy, captures the price performance of a large cross-section of the publicly traded stock market. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return Class A:         11.84%
Average Annual Total Return Class B:         14.03%
Moderate Growth Lifestyle Blended
  Benchmark:                                 13.77%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A     CLASS B
----------------                                                -------     -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(27)  5%-Footnote(28)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A     CLASS B
------------------------------                                  -------     -------
Management fees                                               0.10%         0.10%
Distribution and service (12b-1) fees                         None          None
Other expenses                                                0.00%         0.00%
                                                              -----         -----
Total annual fund operating expenses                          0.10%         0.10%
                                                              -----         -----
                                                              -----         -----

---------------

(27) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(28) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

The numbers below show the total combined operating expenses as a percentage of net assets, including indirect expenses of the Underlying Funds, after expense reimbursements. This reflects total average weighted combined operating expenses.


                                                                CLASS A        CLASS B
                                                                -------        -------
Total Combined Operating Expenses:                            1.15%         1.90%

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $585        $605         $628         $697

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $535        $379         $184         $129

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $10         $32          $57          $129

--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Stability

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks liquidity, protection of capital and current income through investments in short-term money market instruments. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. In accordance with Rule 2a-7 of the 1940 Act, such securities must mature in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to reduce risk and minimize any fluctuation in the share price.

The investments this Fund may buy include:
- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities
- Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion
- Commercial paper sold by corporations and finance companies
- Corporate debt obligations with remaining maturities of 13 months or less
- Repurchase agreements
- Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)
- Asset-backed securities
- Loan participations
- Adjustable rate securities
- Variable Rate Demand Notes
- Illiquid and restricted securities (limited to 10% of the Fund's net assets at all times)
- Rule 144A securities (liquid)

INVESTMENT RISKS
The Fund invests in short-term money market securities, which present low credit and interest rate risks. Because the risk to the money you invest is low, the potential for profit is also low. The rate of income for the Money Market Fund varies daily depending on short-term interest rates.

Because of the following principal risks, the value of your investment may fluctuate:

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

            [MONEY MARKET CHART GRAPH] ANNUAL RETURN CLASS A = 4.60%

Best Quarter: Class A   4th 1999  1.24%
Worst Quarter: Class A  1st 1999  1.02%

The table shows the Fund's seven-day yield as of a recent date. Please call Customer Service at 1-877-999-2434 for the most current yield information. The Fund's past performance does not necessarily indicate how it will perform in the future.



February 15, 2000:
7 Day Current Yield                      5.11%
7 Day Effective Yield                    5.24%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A        CLASS B
----------------                                                -------        -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               None          None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        None          5%-Footnote(29)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A        CLASS B
------------------------------                                  -------        -------
Management fees                                               0.25%         0.25%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                0.92%         0.98%
                                                              -----         -----
Total annual fund operating expenses                          1.42%         2.23%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (0.62)%       (0.68)%
                                                              -----         -----
Net Expenses                                                  0.80%         1.55%
                                                              -----         -----
                                                              -----         -----

---------------

(29) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.


Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $82         $256         $445         $994



Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $675        $822         $964         $1,851


Without redemptions, your costs would be:


Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $158        $490         $846         $1,851


--------------------------------------------------------------------------------
MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Income

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with conservation of capital through investments in fixed-income securities that are exempt from regular federal income taxation. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT SUB-ADVISER
AGIM

INVESTMENT STRATEGY
The Fund invests at least 80% of total assets in investment grade municipal fixed-income securities, such as municipal bonds, municipal notes, and other municipal obligations. Investment grade bonds are those rated at least Baa3 by Moody's or BBB- by S&P or Fitch, or of comparable quality. The municipal notes are short-term obligations rated high quality or better by Moody's, S&P, or Fitch. If the Fund invests in municipal securities issued for certain private purposes, a portion of the Fund's dividends may be subject to the alternative minimum tax.

The Fund may invest up to 20% of total assets in taxable fixed-income securities, including money market instruments, U.S. Government obligations, and other investment grade securities rated as above. U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by the full faith and credit of the U.S. Government; the right of the issuer to borrow from the U.S. Treasury; the credit of the issuing government agency; or the authority of the U.S. Government to purchase obligations of the agency. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities that are rated below investment grade. Fixed-income securities rated below BBB- by S&P or Baa3 by Moody's are considered to be below investment grade. Fixed-income securities with a below investment grade rating present a comparatively greater risk of default in the timely payment of interest and principal than fixed-income securities rated as investment grade. These lower rated securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed-income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed-income securities achievement of the Fund's investment objective is dependent upon the Sub-Adviser's investment analysis. Accordingly, the Fund's investments may become worth less than what the Fund paid for them.

The lower rated but higher yielding fixed-income securities purchased by the Fund may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield fixed-income securities are often issued by smaller, less creditworthy companies or by companies with substantial debt. The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor VALIC or a Sub-Adviser relies on in evaluating lower-rated fixed-income securities. The analysis by VALIC or the Sub-Adviser of a lower rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. VALIC or the Sub-Adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

             [MUNICIPAL BOND GRAPH] ANNUAL RETURN CLASS A = (5.75)%


Best Quarter: Class A          1st 1999        (0.18)%
Worst Quarter: Class A         2nd 1999        (2.51)%



The table compares the average annual returns for calendar year 1999 and since inception (November 2, 1998) to that of the Lehman Brothers Seven Through Long Municipal Bond Index, a widely recognized, unmanaged index of long-term municipal bonds. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return Class A:          (10.23)%
Average Annual Total Return Class B:          (11.12)%
Lehman Brothers Seven Through
Long Municipal Bond Index:                     (3.07)%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A     CLASS B
----------------                                                -------     -------
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                         4.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(30)  5%-Footnote(31)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A     CLASS B
------------------------------                                  -------     -------
Management fees                                               0.50%         0.50%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.18%         1.06%
                                                              -----         -----
Total annual fund operating expenses                          1.93%         2.56%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (0.88)%       (0.76)%
                                                              -----         -----
Net Expenses                                                  1.05%         1.80%
                                                              -----         -----
                                                              -----         -----

---------------

(30) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(31) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $577        $793         $1,028       $1,701

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $699        $897         $1,093       $2,121

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $183        $567         $976         $2,121

--------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Stability

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AGIM

INVESTMENT OBJECTIVE
Seeks liquidity, protection of capital and current income through investments in short-term money market securities that are exempt from regular federal income taxation. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income that is exempt from federal income tax. We use 95% of the Fund's total assets to buy short-term securities that are rated within the highest rating category for short-term fixed-income securities by at least two nationally recognized rating services or unrated securities of comparable investment quality. These eligible securities must mature, after giving effect to any demand features, in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are mandated by Rule 2a-7 of the 1940 Act and are designed to reduce risk and minimize fluctuation in the share price. If the Fund invests in municipal securities issued for certain private purposes, a portion of the Fund's dividends may be subject to the alternative minimum tax.

The investments this Fund may buy include:
- Municipal fixed-income securities with remaining maturities of 13 months or less
- Commercial paper sold by municipalities rated at least MIG1 or MIG2 by Moody's or A1 or A2 by S&P
-  Variable rate demand notes
- Auction rate preferred stock and other adjustable rate obligations that are exempt from federal income taxation
- Illiquid and restricted securities, limited to 10% of the Fund's net assets at all times
-  Rule 144A securities (liquid)

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
The Fund invests in short-term money market securities, which present low credit and interest rate risks. Because the risk to the money you invest is low, the potential for profit is also low. The rate of income for the Municipal Money Market Fund varies daily depending on short-term interest rates.

Because of the following principal risks, the value of your investment may fluctuate:

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

          [MUNICIPAL MONEY MARKET GRAPH] ANNUAL RETURN CLASS A = 2.28%

Best Quarter: Class A              4th 1999      0.66%
Worst Quarter: Class A             1st 1999      0.44%

The table shows the Fund's seven-day yield as of a recent date. Please call Customer Service at 1-877-999-2434 for the most current yield information. The Fund's past performance does not necessarily indicate how it will perform in the future.


February 15, 2000:
7 Day Current Yield                            2.50%
7 Day Effective Yield                          2.53%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A        CLASS B
----------------                                                -------        -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               None          None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        None          5%-Footnote(32)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A        CLASS B
------------------------------                                  -------        -------
Management fees                                               0.50%         0.50%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.14%         1.19%
                                                              -----         -----
Total annual fund operating expenses                          1.89%         2.69%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (0.84)%       (0.89)%
                                                              -----         -----
Net Expenses                                                  1.05%         1.80%
                                                              -----         -----
                                                              -----         -----

---------------

(32) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $107        $334         $580         $1,287
Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $699        $897         $1,093       $2,121
Without redemptions, your costs would be:
Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $183        $567         $976         $2,121

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
J.P. Morgan Investment Management Inc.

INVESTMENT OBJECTIVE
Seeks to provide long-term growth from a portfolio of equity securities of small capitalization growth companies. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
At least 65% of the Fund's total assets are invested in the equity securities of small capitalization companies, which are companies whose approximate market capitalizations are greater than $150 million and less than $1.25 billion. These equities include U.S. and foreign common and preferred stocks, warrants and rights, and convertible securities. On an industry-by-industry basis, the Fund's weightings are similar to those of the Russell 2000(R) Growth Index. Within each industry, the Fund invests in equity securities that the Sub-Adviser's research and valuation process indicate are undervalued. The greater a company's estimated worth compared to the current market price of its equity securities, the more undervalued the company.

The Fund may invest up to 35% of total assets in other equity securities of U.S. and foreign large and medium capitalization issuers, including those equities listed above, and the securities of investment companies. Large and medium capitalization issuers are those companies with total assets of approximately $1 billion or more. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you may lose money:

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

           [SMALL CAP GROWTH GRAPHIC] ANNUAL RETURN CLASS A = 62.21%

Best Quarter: Class A                4th 1999   42.79%
Worst Quarter: Class A               1st 1999   (0.86)%


The table compares the average annual returns for calendar year 1999 to that of the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index is a sub-index of the Russell 3000(R) Index. The Russell 3000(R) Index follows the 3,000 largest U.S. companies, based on total market capitalization. The Russell 2000(R) Growth Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, focusing on those with higher price-to-book ratios and higher forecasted growth values. The average total return table shows returns with the maximum in funds sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return Class
  A:                                            52.89%
Average Annual Total Return Class
  B:                                            55.86%
Russell 2000(R) Growth Index:                   43.09%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

                    SHAREHOLDER FEES                         CLASS A          CLASS B
                    ----------------                         -------          -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                             5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)      Footnote(33)  5%-Footnote(34)
Maximum account fee                                         None          None
ANNUAL FUND OPERATING EXPENSES                              CLASS A       CLASS B
--------------------------------------------------------    ----------    ---------------
Management fees                                             0.85%         0.85%
Distribution and service (12b-1) fees                       0.25%         1.00%
Other expenses                                              1.34%         0.98%
                                                            -----         -----
Total annual fund operating expenses                        2.44%         2.83%
                                                            -----         -----
                                                            -----         -----
Fee waiver and/or expense reimbursement                     (1.04)%       (0.68)%
                                                            -----         -----
Net Expenses                                                1.40%         2.15%
                                                            -----         -----
                                                            -----         -----

---------------

(33) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(34) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $709        $993         $1,298       $2,163

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $732        $1,000       $1,270       $2,487

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $218        $673         $1,155       $2,487

--------------------------------------------------------------------------------
SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
The Small Cap Index Fund seeks to provide investment results that are similar to the total return of the Russell 2000(R) Index. ("Index"). As a group, the investment results, before expenses, are expected to approximate the total return (the combination of capital changes and income) of selected common stocks that statistically reflect the Index. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.


INVESTMENT STRATEGY


An index fund tries to match the performance of its target index as closely as possible by owning only stocks in the index, and holding them in the same proportions, so the fund will mimic the overall performance of the index. The Mid Cap Index Fund seeks to match the investment performance of the S&P 400 Mid Cap Index. The S&P 400 Mid Cap Index is composed of 400 domestic stocks, chosen for market size, liquidity, and industry group representation. Four industry groups are represented: Industrials, Utilities, Financials, and Transportation. The S&P 400 Mid Cap Index holds each stock in proportion to its total value in the stock market.



The Fund invests its assets in companies that are listed in the Index, except for a small portion in cash, to be available for redemptions. Since it may not be possible for this Fund to buy every stock included in the Index, or in the same proportions, the Fund invests in a sampling of common stocks in the Index. The common stocks of the S&P Mid Cap 400 Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. The common stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole.



Generally, an index fund tries to mirror the target index and its performance. The performance will not match exactly, though, because the index fund incurs operating expenses and other investment overhead as part of its normal operations. The index is an unmanaged group of securities, so it does not have these expenses. An investor cannot invest directly in an index. These differences between an index fund and its index are called tracking differences. An index fund seeks a tracking difference of about 0.05% or less. The tracking difference may also be shown as a correlation factor. A correlation factor of 0.95, after expenses, is considered to be good, while a correlation of 1.00 is perfect.


The tracking differences are reviewed daily by VALIC for each of the index funds. If an index fund does not accurately track an index, VALIC will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the index as a whole or the sector diversification within the index, as appropriate.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you may lose money:

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Index Risk: The Russell 2000(R) Index includes many small U.S. companies. Some of these companies often do not have the financial strength needed to do well in difficult times. Also, they often sell limited numbers of products, which can make it harder for them to compete with medium and large companies. However, because they are small, their common stock prices may fluctuate more over the short-term, but they have more potential to grow. This means their common stock value may offer greater potential for appreciation. An index fund holding a large sampling of the 2,000 stocks in the Russell 2000(R) Index avoids the risks of individual stock selection and seeks to provide the return of the smaller-sized company sector of the market. Because this Fund invests in many of the common stocks tracked by this Index, your investment will experience similar changes in value and share similar risks such as market risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

             [SMALL CAP INDEX GRAPH] ANNUAL RETURN CLASS A = 18.35%

Best Quarter: Class A              4th 1999  17.15%
Worst Quarter: Class A             3rd 1999  (6.44)%


The table compares the average annual returns for calendar year 1999 to that of the Russell 2000(R) Index. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return Class A:         11.54%
Average Annual Total Return Class B:         12.63%
Russell 2000(R) Index:                       21.26%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                              CLASS A       CLASS B
----------------                                              -------       -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(35)  5%-Footnote(36)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A        CLASS B
------------------------------                                  -------        -------
Management fees                                               0.28%         0.28%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.16%         1.09%
                                                              -----         -----
Total annual fund operating expenses                          1.69%         2.37%
                                                              -----         -----
                                                              -------       -------
Fee waiver and/or expense reimbursement                       (0.86)%       (0.79)%
                                                              -----         -----
Net Expenses                                                  0.83%         1.58%
                                                              -----         -----
                                                              -------       -------

---------------

(35) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(36) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $655        $825         $1,010       $1,545

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $678        $831         $980         $1,883

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $161        $499         $861         $1,883

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Fiduciary Management Associates, Inc. (actively managed portion)


INVESTMENT OBJECTIVE

Seeks maximum long-term return, consistent with reasonable risk to principal, by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGIES
This Fund invests at least 65% of its total assets in equity securities of small capitalization companies, which are companies whose total market capitalizations range from approximately $150 million to $1.25 billion and companies included in the Russell 2000(R) Index ("Index"). One portion of the Fund's investment portfolio will be actively managed and the other portion will be passively managed.


Actively Managed Portion (50%): In analyzing and selecting investments for the actively managed portion of the Fund's investment portfolio, we look for market themes and changes that signal opportunity. We seek companies with lower price-to-earnings ratios, strong cash flow, good credit lines and clean or improving balance sheets. At any given time, this portion of the Fund's investment portfolio will be invested in a diversified group of small capitalization equity securities in several industries. The Fund will invest primarily in U.S. companies with seasoned management or a track record as part of a larger company.



Passively Managed Portion (50%): This portion of the Fund is comprised of a sampling of stocks in the Index that, as a group, should reflect its performance. Since it may not be possible for this Fund to buy every stock included in the Index or in the same proportions, the Fund will select stocks to purchase by utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole.


The Fund may invest up to 35% of its total assets in short-term investments, such as foreign and domestic money market instruments, certificates of deposit, bankers acceptances, time deposits, U. S. Government obligations, agency securities, high quality commercial paper, repurchase agreements, and short-term corporate fixed-income securities. U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by the full faith and credit of the U.S. Government; the right of the issuer to borrow from the U.S. Treasury; the credit of the issuing government agency; or the authority of the U.S. Government to purchase obligations of the agency. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you may lose money:

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Value Investing Risk: The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

            [SMALL CAP VALUE GRAPH] ANNUAL RETURN CLASS A = (4.75%)

Best Quarter: Class A                           2nd 1999    11.72%
Worst Quarter: Class A                          1st 1999   (12.69)%


The table compares the average annual returns for calendar year 1999 to that of the Russell 2000(R) Value Index. The Russell 2000(R) Value Index is a sub-index of the Russell 3000(R) Index. The Russell 3000(R) Index follows the 3,000 largest U.S. companies, based on total market capitalization. The Russell 2000(R) Value Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, focusing on those with lower price-to-book ratios and lower forecasted growth values. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return Class A:                       (10.23)%
Average Annual Total Return Class B:                       (10.36)%
Russell 2000(R) Value Index:                                (1.49)%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A        CLASS B
----------------                                                -------        -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(37)  5%-Footnote(38)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A        CLASS B
------------------------------                                  -------        -------
Management fees                                               0.75%         0.75%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.61%         1.33%
                                                              -----         -----
Total annual fund operating expenses                          2.61%         3.08%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (1.38)%       (1.10)%
                                                              -----         -----
Net Expenses                                                  1.23%         1.98%
                                                              -----         -----
                                                              -----         -----

---------------

(37) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(38) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                               1 Year      3 Years      5 Years      10 Years
                                      $693        $943         $1,213       $1,983

Class B                               1 Year      3 Years      5 Years      10 Years
                                      $716        $950         $1,185       $2,311

Without redemptions, your costs would be:

Class B                               1 Year      3 Years      5 Years      10 Years
                                      $201        $622         $1,068       $2,311

--------------------------------------------------------------------------------
SOCIALLY RESPONSIBLE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks to obtain growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund will invest at least 80% of total assets in the equity securities of companies meeting the Fund's social criteria. To find out which companies meet the Fund's social criteria, we rely on industry classifications, research services such as the Investor Responsibility Research Center ("IRRC").

The Fund does not invest in companies that are significantly engaged in:

- the production of nuclear energy;
- the manufacture of weapons or delivery systems;
- the manufacture of alcoholic beverages or tobacco products;
- the operation of gambling casinos; or
- business practices or the production of products that significantly pollute the environment.

At least once a year, the IRRC surveys state laws to see if there are any new or revised state laws that govern or affect the investments of public funds. If the survey shows that at least 20 states have adopted laws that restrict public funds from being invested in a clearly definable category of investments, this category is automatically added to our social criteria list.

Up to 20% of the Fund's total assets may be invested in high quality money market securities and warrants, or in other types of equity securities of companies meeting social criteria, including American Depositary Receipts ("ADRs"), foreign securities, preferred stock, and convertible securities. ADRs are certificates issued by a U.S. depositary bank, representing foreign shares held by the bank, to facilitate trading in foreign securities. ADRs carry the same currency, political and economic risks as the underlying foreign shares. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of these principal risks, the value of your investment may fluctuate and you could lose money:

Foreign Securities Risk:

A foreign security is a security issued by an entity domiciled or incorporated outside of the U.S. Among the principal risks of owning foreign securities:

    Political risk - the chance of a change in government and the assets of the company being taken away.

    Currency risk - a change in the value of the foreign currency compared to the dollar. If the foreign currency declines in value, your investment valued in U.S. dollars will decline even if the value of the foreign stock or bond is unchanged.


    Limited information risk - foreign companies generally are not regulated to the degree U.S. companies are and may not report all of the information we are used to getting. To minimize taxes they may not report some income or they may report higher expenses.


    Sovereign Risk - the risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk - foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Developing Country Risk - the risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk - the risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Social Criteria Risk: If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments, even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

          [SOCIALLY RESPONSIBLE GRAPH] ANNUAL RETURN CLASS A = 18.30%

Best Quarter: Class A                4th 1999   14.11%
Worst Quarter: Class A               3rd 1999   (6.97)%

The table compares the average annual returns for calendar year 1999 to that of the S&P 500 Index, composed of 500 common stocks which are chosen by Standard & Poor's Corporation. The Index approximates the general distribution of industries in the U.S. economy, captures the price performance of a large cross-section of the publicly traded stock market. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return Class
  A:                                            11.50%
Average Annual Total Return Class
  B:                                            12.38%
S&P 500 Index:                                  21.05%


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                                CLASS A     CLASS B
----------------                                                -------     -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(39)  5%-Footnote(40)
Maximum account fee                                           None          None
ANNUAL FUND OPERATING EXPENSES                                  CLASS A     CLASS B
------------------------------                                  -------     -------
Management fees                                               0.25%         0.25%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.47%         1.24%
                                                              -----         -----
Total annual fund operating expenses                          1.97%         2.49%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (1.17)%       (0.94)%
                                                              -----         -----
Net Expenses                                                  0.80%         1.55%
                                                              -----         -----
                                                              -----         -----

---------------

(39) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(40) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $652        $816         $994         $1,512
Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $675        $822         $964         $1,851

Without redemptions, your costs would be:

Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $158        $490         $846         $1,851

--------------------------------------------------------------------------------
STOCK INDEX FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
The Stock Index Fund seeks to provide investment results that are similar to the total return of the S&P 500 Index ("Index"). As a group, the investment results, before expenses, are expected to approximate the total return (the combination of capital changes and income) of selected common stocks that statistically reflect the Index. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.


INVESTMENT STRATEGY


An index fund tries to match the performance of its target index as closely as possible by owning only stocks in the index, and holding them in the same proportions, so the fund will mimic the overall performance of the index. The Mid Cap Index Fund seeks to match the investment performance of the S&P 400 Mid Cap Index. The S&P 400 Mid Cap Index is composed of 400 domestic stocks, chosen for market size, liquidity, and industry group representation. Four industry groups are represented: Industrials, Utilities, Financials, and Transportation. The S&P 400 Mid Cap Index holds each stock in proportion to its total value in the stock market.



The Fund invests its assets in companies that are listed in the Index, except for a small portion in cash, to be available for redemptions. Since it may not be possible for this Fund to buy every stock included in the Index, or in the same proportions, the Fund invests in a sampling of common stocks in the Index. The common stocks of the S&P Mid Cap 400 Index to be included in the Fund will be selected utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. The common stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole.



Generally, an index fund tries to mirror the target index and its performance. The performance will not match exactly, though, because the index fund incurs operating expenses and other investment overhead as part of its normal operations. The index is an unmanaged group of securities, so it does not have these expenses. An investor cannot invest directly in an index. These differences between an index fund and its index are called tracking differences. An index fund seeks a tracking difference of about 0.05% or less. The tracking difference may also be shown as a correlation factor. A correlation factor of 0.95, after expenses, is considered to be good, while a correlation of 1.00 is perfect.


The tracking differences are reviewed daily by VALIC for each of the index funds. If an index fund does not accurately track an index, VALIC will rebalance the Fund's portfolio by selecting securities which will provide a more representative sampling of the securities in the index as a whole or the sector diversification within the index, as appropriate.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of these principal risks, the value of your investment may fluctuate and you could lose money:

Index Risk: The S&P 500 Index includes the common stock of many large, well-established companies. These companies usually have the financial strength to weather difficult financial times. However, the value of any common stock can rise and fall over short and long periods of time. This Fund, which holds nearly all of the 500 common stocks in the S&P 500 Index, avoids the risk of individual stock selection and seeks to provide the return of the large company sector of the market.

Foreign Securities Risk:

A foreign security is a security issued by an entity domiciled or incorporated outside of the U.S. Among the principal risks of owning foreign securities:

    Political risk - the chance of a change in government and the assets of the company being taken away.

    Currency risk - a change in the value of the foreign currency compared to the dollar. If the foreign currency declines in value, your investment valued in U.S. dollars will decline even if the value of the foreign stock or bond is unchanged.

    Limited information risk - foreign companies generally are not regulated to the degree U.S. companies are and may not report all of the information we are used to getting. To minimize taxes they may not report some income or they may report higher expenses.


    Sovereign Risk - the risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk - foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Developing Country Risk - the risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk - the risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

            [STOCK INDEX CHART GRAPH] ANNUAL RETURN CLASS A = 20.39%

Best Quarter: Class A                4th 1999   14.39%
Worst Quarter: Class A               3rd 1999   (6.38)%


The table compares the average annual returns for calendar year 1999 to that of the S&P 500 Index, composed of 500 common stocks which are chosen by Standard & Poor's Corporation. The Index approximates the general distribution of industries in the U.S. economy, and captures the price performance of a large cross-section of the publicly traded stock market. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return Class
  A:                                            13.46%
Average Annual Total Return Class
  B:                                            13.72%
S&P 500 Index:                                  21.05%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                              CLASS A       CLASS B
----------------                                              -------       -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               5.75%         None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        Footnote(41)  5%-Footnote(42)
Maximum account fee                                           None          None

ANNUAL FUND OPERATING EXPENSES                                  CLASS A        CLASS B
------------------------------                                  -------        -------
Management fees                                               0.27%         0.27%
Distribution and service (12b-1) fees                         0.25%         1.00%
Other expenses                                                1.01%         0.71%
                                                              -----         -----
Total annual fund operating expenses                          1.53%         1.98%
                                                              -----         -----
                                                              -----         -----
Fee waiver and/or expense reimbursement                       (0.71)%       (0.41)%
                                                              -----         -----
Net Expenses                                                  0.82%         1.57%
                                                              -----         -----
                                                              -----         -----

---------------

(41) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(42) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

Class A                               1 Year      3 Years      5 Years      10 Years
                                      $654        $822         $1,005       $1,534
Class B                               1 Year      3 Years      5 Years      10 Years
                                      $677        $828         $975         $1,872

Without redemptions, your costs would be:

Class B                               1 Year      3 Years      5 Years      10 Years
                                      $160        $496         $856         $1,872

--------------------------------------------------------------------------------
STRATEGIC BOND FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Income

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AGIM

INVESTMENT OBJECTIVE
Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests at least 65% of total assets in a broad range of fixed-income securities, including

- investment grade bonds (rated Baa or higher by Moody's and BBB or higher by S&P)
- U.S. Government and agency obligations
- mortgage backed securities
- U.S., Canadian, and foreign high risk, high yield bonds (rated C or higher by Moody's and CC or higher by S&P, or comparable unrated securities)

Up to 25% of the Fund's total assets may be invested in foreign emerging market debt, and up to an additional 25% in non-U.S. dollar bonds. The Fund may also invest up to 20% of total assets in equity securities, such as common and preferred stocks, convertible securities, and warrants.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Prepayment Risk: Prepayment risk refers to the risk that issuers of fixed-income securities will make payments earlier than anticipated. During periods of falling interest rates, the Fund may invest in new securities with lower interest rates, thus reducing the stream of cash payments that flow through the Fund.

Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities that are rated below investment grade. Fixed-income securities rated below BBB- by S&P or Baa3 by Moody's are considered to be below investment grade. Fixed-income securities with a below investment grade rating present a comparatively greater risk of default in the timely payment of interest and principal than fixed-income securities rated as investment grade. These lower rated securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed-income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed-income securities achievement of the Fund's investment objective is dependent upon the Sub-Adviser's investment analysis. Accordingly, the Fund's investments may become worth less than what the Fund paid for them.

The lower rated but higher yielding fixed-income securities purchased by the Fund may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield fixed-income securities are often issued by smaller, less creditworthy companies or by companies with substantial debt. The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor VALIC or a Sub-Adviser relies on in evaluating lower-rated fixed-income securities. The analysis by VALIC or the Sub-Adviser of a lower rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. VALIC or the Sub-Adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects.

PERFORMANCE INFORMATION
The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class A Shares, assuming reinvestment of dividends and distributions. The return for the Fund's Class B Shares will differ from the Class A returns shown in the bar chart, due to the expenses of each Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. This information helps to provide some indication of the risks of investing in the Fund.

              [STRATEGIC BOND GRAPH] ANNUAL RETURN CLASS A = 4.53%

Best Quarter: Class A                4th 1999    3.30%
Worst Quarter: Class A               2nd 1999   (0.84)%


The table compares the average annual returns for calendar year 1999 to that of the Lehman Brothers Aggregate Bond Index, a total return index measuring both the capital price changes and the income underlying the universe of securities, weighted by market value outstanding. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return Class
  A:                                            (0.44)%
Average Annual Total Return Class
  B:                                            (1.13)%
Lehman Brothers Aggregate Bond Index:           (0.83)%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

                    SHAREHOLDER FEES                         CLASS A          CLASS B
                    ----------------                         -------          -------
Maximum sales charge (load)
  imposed on purchases (as a percentage of offering
  price)                                                    5.75%         None
Maximum deferred sales charge (load)
  (as a percentage of purchase or redemption
  proceeds, whichever is lower)                             Footnote(43)  5%-Footnote(44)
Maximum account fee                                         None          None
ANNUAL FUND OPERATING EXPENSES                              CLASS A       CLASS B
--------------------------------------------------------    ----------    ---------------
Management fees                                             0.60%         0.60%
Distribution and service (12b-1) fees                       0.25%         1.00%
Other expenses                                              1.63%         1.48%
                                                            -----         -----
Total annual fund operating expenses                        2.48%         3.08%
                                                            -----         -----
                                                            -----         -----
Fee waiver and/or expense reimbursement                     (1.33)%       (1.18)%
                                                            -----         -----
Net Expenses                                                1.15%         1.90%
                                                            -----         -----
                                                            -----         -----

---------------

(43) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(44) A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.


Class A                                    1 Year      3 Years      5 Years      10 Years
                                           $587        $823         $1,079       $1,811
Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $708        $926         $1,144       $2,227

Without redemptions, your costs would be:


Class B                                    1 Year      3 Years      5 Years      10 Years
                                           $193        $597         $1,027       $2,227

--------------------------------------------------------------------------------
MORE ABOUT PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

Each Fund's principal investment strategies and risks are summarized above. More information about types of portfolio investments is shown below. Funds may invest in other investments and may use investment techniques not described in this prospectus. All Money Market Fund investments must comply with Rule 2a-7 of the 1940 Act, which allows the purchase of only high quality money market instruments. The Lifestyle Funds invest in other Funds described in this Prospectus and thus are not specifically mentioned below. Please refer to the SAI for more information about investments.

ASSET-BACKED SECURITIES
Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders.

Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans. All of the Funds except International Growth Fund, International Value Fund, Large Cap Growth, and Mid Cap Growth may invest in asset-backed securities.

DEPOSITARY RECEIPTS
ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank. ADRs in which a Fund may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs. All of the Funds except for the Money Market Fund, Municipal Bond Fund, Municipal Money Market Fund and the Strategic Bond Fund may purchase ADRs.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. We consider ADRs, EDRs and GDRs to be foreign securities. The Balanced Fund, Core Bond Fund, Domestic Bond Fund, High Yield Bond Fund, International Growth Fund, International Value Fund, Large Cap Value Fund, Mid Cap Index Fund, Mid Cap Value Fund, Small Cap Index Fund, Small Cap Growth Fund, Small Cap Value Fund, Socially Responsible Fund, and the Stock Index Fund may invest in EDRs and GDRs. The Large Cap Growth Fund may invest in GDRs but may not invest in EDRs.

EQUITY SECURITIES
Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.

Stocks are one type of equity security. Each share of stock represents a part of the ownership of the company. The holder of stock participates in the growth of the company through the stock price and receipt of dividends. All the Funds may invest in equities except for the Money Market Fund and the Municipal Money Market Fund, though equities may not be a primary strategy for each Fund.

Generally, there are three types of stocks:

1. Common stock -- Common stock usually has voting rights, which allow an investor to vote for the company Board of Directors. Common stock also gives each owner a share in a company's profits through dividend payments or the capital appreciation of the security.

2. Preferred stock -- Each share of preferred stock allows the holder to get a fixed dividend before the common stock shareholders receive any dividends on their shares.

3. Convertible preferred stock -- A stock with a fixed dividend which the holder may exchange for a certain amount of common stock.

Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depository receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and foreign equity securities, such as ADRs, GDRs and EDRs.

FIXED-INCOME SECURITIES
Fixed-income securities include a broad array of short-, medium- and long-term obligations, including notes and bonds. Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Fixed-income securities generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity.

Bonds are one type of fixed-income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock.

The types of bonds that most Funds purchase, for example, includes U.S. Government bonds and investment grade corporate bonds. VALIC and the Sub-Advisers will not necessarily dispose of a bond if its ratings are downgraded to below investment grade. All of the Funds except Mid Cap Growth Fund and the Money Market Fund may invest in investment grade bonds. Of those that invest in bonds, only the Balanced Fund, Core Bond Fund, Domestic Bond Fund, High Yield Bond Fund, Mid Cap Value Fund, Municipal Bond Fund, Small Cap Growth Fund, Small Cap Value, and Strategic Bond Fund may also invest in below-investment grade bonds.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short-term (generally less than 12 months), intermediate (one to 10 years), and long-term (10 years or more). Commercial paper is a specific type of corporate or short-term note. In fact, it's very short-term, being paid in less than 270 days, though most commercial paper matures in 50 days or less.

Bonds are not the only type of fixed-income security. Other fixed-income securities include, for example, U.S. and foreign corporate fixed-income securities, including convertible securities (bonds, debentures, notes and other similar instruments) and corporate commercial paper; mortgage-related and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, preferred or preference stock, catastrophe bonds, and loan participations; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; fixed-income securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Fixed-income securities may be acquired with warrants attached.

FOREIGN CURRENCY
Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Generally, the International Growth Fund and the International Value Fund may also buy and sell foreign currencies to settle transactions for foreign securities bought or sold in the Fund. All the Funds except for the Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Money Market Fund, Municipal Bond Fund, Municipal Money Market Fund and the Small Cap Value Fund may invest in foreign currency.

FOREIGN SECURITIES
Securities of foreign issuers may be denominated in foreign currencies, except with respect to the Money Market Fund and the Core Bond Fund which may only invest in U.S. dollar-denominated securities of foreign issuers. The Large Cap Growth Fund may only invest in the equity securities of foreign issuers that are traded in the United States. Generally, all of the Funds may invest in foreign securities except for Mid Cap Growth Fund, Municipal Bond Fund, and the Municipal Money Market Fund.

Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, fixed-income securities issued by foreign governments, corporations and supranational organizations, and ADRs, EDRs and GDRs. See "Depositary Receipts".

FUTURES AND OPTIONS
Futures and options are considered derivative securities, since the value of the future or option is derived in part from the value and characteristics of another security. A "future" is a contract which involves the sale of a security for future delivery. An "option" gives the buyer the opportunity to buy or sell a security at a set price on or before a date specified in the contract. A call option buyer thinks the stock price may go up in the future, while a put option buyer thinks the stock price may go down. All of the Funds except for International Growth Fund, Mid Cap Growth Fund, Money Market Fund and Municipal Money Market Fund may invest in derivatives.

The Funds use stock and bond futures to invest cash and cash equivalents to:

- Write (sell) exchange traded covered put and call options on securities and stock indices.
- Purchase exchange traded put and call options on securities and stock indices.
- Purchase and sell exchange traded financial futures contracts.
- Write (sell) covered call options and purchase exchange traded put and call options on financial futures contracts.
- Write (sell) covered call options and purchase non-exchange traded call and put options on financial futures contracts.

ILLIQUID SECURITIES
An illiquid security is one that may not be frequently traded or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Illiquid securities include, but are not limited to, time deposits and repurchase agreements not maturing within seven days and restricted securities. Non-money market funds may invest up to 15% in illiquid securities, while money market funds are limited to 10%. This restriction applies at all times to all assets.

A restricted security is one that has not been registered with the SEC and, therefore, cannot be sold in the public market. Securities eligible for sale under Rule 144A and commercial paper offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, are not deemed by VALIC or the Fund's Sub-Adviser to be illiquid solely by reason of being restricted. Instead, VALIC or the Sub-Adviser will determine whether such securities are liquid based on trading markets and pursuant to guidelines adopted by the Series Company's Board of Trustees. If VALIC or the Sub-Adviser concludes that a security is not liquid, that investment will be included within the Fund's limitation on illiquid securities.

INVESTMENT COMPANIES
All of the Funds may invest in the securities of other open-end or closed-end investment companies subject to the limitations imposed by the 1940 Act. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by an investment company in which it invests.

INVESTMENT FUNDS
Some countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted through investment funds which have been specifically authorized. International Growth Fund, International Value Fund, Large Cap Growth Fund, Mid Cap Index Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Index Fund, and Stock Index Fund may invest in investment funds.

LOAN PARTICIPATIONS
A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans. All of the Funds except the Mid Cap Value Fund may invest in loan participations.

MONEY MARKET SECURITIES
A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by VALIC or a Sub-Adviser. All the Funds may invest in money market securities, though it is not a primary strategy for all Funds.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.s of high quality money market securities include:

- Cash and cash equivalents
- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities
- Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion
- Commercial paper sold by corporations and finance companies
- Corporate debt obligations with remaining maturities of 13 months or less
- Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities.

MORTGAGE-RELATED SECURITIES
Mortgage-related securities include, but are not limited to, mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities. All of the Funds except for International Growth Fund, International Value Fund, Mid Cap Growth Fund, Mid Cap Index Fund, Money Market Fund, Small Cap Index Fund, Socially Responsible Fund, and the Stock Index Fund may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Payments of interest and principal on these securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities. Mortgage-related securities are subject to interest rate risk and prepayment risk.

Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (i.e., securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (i.e., securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, private mortgage insurance companies and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized mortgage obligations ("CMOs") are hybrid mortgage-related instruments. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity, coupon, and prepayment preference. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds.

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

REAL ESTATE SECURITIES
Real estate securities are securities issued by companies that invest in real estate or interests therein. All of the Funds except for the Domestic Bond Fund and the High Yield Bond Fund may invest in real estate securities and real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity.

REPURCHASE AGREEMENTS
A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short-term loan (usually for one day to one week). The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss. A repurchase agreement of more than 7 days duration is illiquid. A Fund may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this Prospectus may invest in repurchase agreements.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS
A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. If a Fund's positions in reverse repurchase agreements or similar transactions are not covered by liquid assets in a segregated account, such transactions would be subject to the Funds' limitations on borrowings. The Funds will not borrow money, except as provided in each Fund's investment restrictions. Reverse repurchase agreements may be entered into by all Funds except the Mid Cap Growth Fund.

The Core Bond Fund, High Yield Bond Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and the Strategic Bond Fund may enter into dollar rolls. In a dollar roll transaction, a Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date.

STRUCTURED SECURITIES
The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. The Balanced Fund, Core Bond Fund, Domestic Bond Fund, High Yield Bond Fund, and the Strategic Bond Fund may enter into structured securities.

SWAP AGREEMENTS
Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. The Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and the Strategic Bond Fund may enter into swap agreements.

U.S. GOVERNMENT SECURITIES
All the Funds may invest in U.S. Government securities. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, the Tennessee Valley Authority and the Small Business Authority are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are, therefore, not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.

VARIABLE AMOUNT DEMAND MASTER NOTES
Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated.
These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. The Balanced Fund, Core Bond Fund, Domestic Bond Fund, High Yield Bond Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Municipal Bond Fund, and the Strategic Bond Fund may invest in the variable amount demand master notes.

VARIABLE RATE DEMAND NOTES
Variable rate demand notes ("VRDNs") are either taxable or tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. The Money Market Fund and the Municipal Funds may also may invest in participation VRDNs, which provide a Fund with an undivided interest in underlying VRDNs held by major investment banking institutions. All the Funds may invest in VRDNs.

WARRANTS AND RIGHTS
Warrants and rights are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities. All of the Funds except for the Mid Cap Growth Fund, Money Market Fund, Municipal Bond Fund, and the Municipal Money Market Fund may invest in warrants and rights.

WHEN-ISSUED SECURITIES
When-issued securities are those investments that have been announced by the issuer and will soon be on the market. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit. All of the Funds except the Mid Cap Value Fund and the Money Market Fund may invest in when-issued securities.

--------------------------------------------------------------------------------
WELCOME TO AMERICAN GENERAL CORPORATION
--------------------------------------------------------------------------------

American General Corporation, with assets of $111 billion and shareholders' equity of $15 billion as of December 31, 1999, is the parent company of one of the nation's largest diversified financial services organizations. American General's operating divisions deliver a wide range of retirement services, life insurance, and consumer finance products and services to diverse markets through focused distribution channels. American General, headquartered in Houston, was incorporated as a general business corporation in Texas in 1980 and is the successor to American General Insurance Company, an insurance company incorporated in Texas in 1926.

American General Fund Group is the mutual fund division of American General Corporation. The address of American General Corporation and its subsidiaries, including VALIC and American General Investment Management, L.P. ("AGIM"), is 2929 Allen Parkway, Houston, Texas 77019.

INVESTMENT ADVISER
VALIC, a stock life insurance company, has been in the investment advisory business since 1960, and is the investment adviser for all the Funds. VALIC had approximately $61 billion in assets under management, as of December 31, 1999. VALIC and AGIM, a Sub-Adviser, are both members of the American General Corporation group of companies. Each entity is a registered investment adviser with the SEC. Several of VALIC's principal officers, directors and portfolio managers hold similar positions with AGIM.

As Investment Adviser, VALIC oversees the Fund's day to day operations, supervises the purchase and sale of Fund investments, and performs the cash management function. VALIC employs Investment Sub-Advisers who make investment decisions for most of the Funds.

In addition to the Funds shown in this prospectus, VALIC serves as investment adviser to the Science & Technology Fund, which is sub-advised by T. Rowe Price. The Science & Technology Fund is presented in a separate prospectus, also dated March 1, 2000.

VALIC makes investment decisions for and is directly responsible for the day-to-day management of the Lifestyle Funds, the Socially Responsible Fund, and the Money Market Fund. The investment advisory agreement between VALIC and the Series

Company provides for the Series Company to pay all expenses not specifically assumed by VALIC. Examples of the expenses paid by the Series Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts. These expenses are allocated to each Fund in a manner approved by the Board of Trustees.

Teresa Moro has been the Money Market Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1991, Ms. Moro has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company managed by VALIC and as Portfolio Manager of the American General Series Portfolio Company Money Market Fund.

Magali E. Azema-Barac is responsible for the equity group. She heads the team making investment decisions for each of the Index Funds, as well as Socially Responsible Fund and the passively managed portion of the Small Cap Value Fund. Ms. Azema-Barac joined American General in September, 1999. From 1995 to 1999, she worked on the equity desk of USWest Investment Management Company in Englewood, Colorado, where she incepted and managed an enhanced equity portfolio.

HOW VALIC IS PAID FOR ITS SERVICES
Each Fund pays VALIC a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard the Fund's investments. From time to time VALIC, the Sub-Advisers and/or the Distributor may voluntarily undertake to reduce a Fund's expenses by reducing the fees payable to them or bearing certain expenses.

                                              ADVISORY FEE PAID TO VALIC
FUND NAME                                     (AS A % OF AVERAGE DAILY NET ASSETS)
---------                                     ------------------------------------
Balanced Fund                                 0.80% on the first $25 million
                                              0.65% on the next $25 million
                                              0.45% on assets over $50 million
Conservative Growth Lifestyle Fund            0.10%
Core Bond Fund                                0.50% on the first $200 million
                                              0.45% on the next $300 million
                                              0.40% on assets over $500 million
Domestic Bond Fund                            0.60% on the first $50 million
                                              0.45% on the next $50 million
                                              0.43% on the next $200 million
                                              0.40% over $300 million
Growth Lifestyle Fund                         0.10%
High Yield Bond Fund                          0.70% on the first $200 million
                                              0.60% on the next $300 million
                                              0.55% on assets over $500 million
International Growth Fund                     0.90% on the first $100 million
                                              0.80% on assets over $100 million
International Value Fund                      1.00% on the first $25 million
                                              0.85% on the next $25 million
                                              0.675% on the next $200 million
                                              0.625% on assets over $250 million
Large Cap Growth Fund                         0.55%
Large Cap Value Fund                          0.50%
Mid Cap Growth Fund                           0.65% on the first $25 million
                                              0.55% on the next $25 million
                                              0.45% on assets over $50 million
Mid Cap Index Fund                            0.28% on the first $500 million
                                              0.27% on assets over $500 million
Mid Cap Value Fund                            0.75% on the first $100 million
                                              0.725% on the next $150 million
                                              0.70% on the next $250 million
                                              0.675% on the next $250 million
                                              0.65% on the assets over $750 million
Moderate Growth Lifestyle Fund                0.10%

                                              ADVISORY FEE PAID TO VALIC
FUND NAME                                     (AS A % OF AVERAGE DAILY NET ASSETS)
---------                                     ------------------------------------
Money Market Fund                             0.25%
Municipal Bond Fund                           0.50% on the first $200 million
                                              0.45% on the next $300 million
                                              0.40% on assets over $500 million
Municipal Money Market Fund                   0.50% on the first $200 million
                                              0.45% on the next $300 million
                                              0.40% on assets over $500 million
Small Cap Growth Fund                         0.85%
Small Cap Index Fund                          0.28% on the first $500 million
                                              0.27% on assets over $500 million
Small Cap Value Fund                          0.75% on the first $50 million
                                              0.65% on the assets over $50 million
Socially Responsible Fund                     0.25%
Stock Index Fund                              0.27% on the first $500 million
                                              0.26% on assets over $500 million
Strategic Bond Fund                           0.60% on the first $200 million
                                              0.50% on the next $300 million
                                              0.45% on assets over $500 million

INVESTMENT SUB-ADVISERS

For some of the Funds, VALIC works with investment Sub-Advisers through an agreement each entered into with VALIC. Sub-Advisers are financial service companies that specialize in certain types of investing. However, VALIC still retains ultimate responsibility for managing the Funds. The Sub-Adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.

According to the agreements we have with the Sub-Advisers, we will receive investment advice for each sub-advised Fund. Under these agreements we give the Sub-Advisers the authority to buy and sell securities for these Funds. We retain the responsibility for the overall management of these Funds. The Sub-Advisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select. The Sub-Advisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Sub-Adviser as allowed by law. This could include any affiliated futures commission merchants.

The 1940 Act permits Sub-Advisers, under certain conditions, to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker cannot be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Sub-Adviser's affiliated broker may be considered reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.

The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. The Series Company and the Sub-Advisers have entered into written contracts, as required by the 1940 Act, to allow the Sub-Adviser's affiliate to effect these types of transactions for commissions.

VALIC and the Sub-Advisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.

In selecting Sub-Advisers, the Trustees of the Series Company carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-Adviser; (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the Sub-Advisers' personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid by VALIC to each Sub-Adviser. The Sub-Advisory fees are not paid by the Funds.

The Series Company relies upon an exemptive order from the SEC which permits VALIC, subject to certain conditions, to select new sub-advisers or replace existing sub-advisers without first obtaining shareholder approval for the change. The Board of Trustees, including a majority of the "independent" Trustees, must approve each new sub-advisory agreement. This allows VALIC to act more quickly to change sub-advisers when it determines that a change is beneficial to shareholders by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, the Series Company will provide investors with information about each new sub-adviser and its sub-advisory agreement within 90 days of the hiring of a new sub-adviser. VALIC is responsible for selecting, monitoring, evaluating and allocating assets to the Sub-advisers and oversees the Sub-advisers' compliance with the relevant Fund's investment objective, policies and restrictions.

The Sub-Advisers are:

AGIM
2929 Allen Parkway, Houston, Texas 77015
Founded: 1998

AGIM is the Sub-Adviser for the Core Bond Fund, Domestic Bond Fund, High Yield Bond Fund, Money Market Fund, Municipal Bond Fund, Municipal Money Market Fund, and the Strategic Bond Fund. AGIM was formed in 1998 as a successor to the investment management division of American General Corporation, and is an indirect wholly-owned subsidiary of American General Corporation. AGIM also provides investment management and advisory services to pension and profit sharing plans, financial institutions and other investors. Investment decisions for the High Yield Bond Fund, Municipal Money Market Fund, Municipal Bond Fund, and the Strategic Bond Fund are made by teams. Each team meets regularly to review portfolio holdings and discuss purchase and sale activity.

Robert N. Kase, CFA, has been the Core Bond Fund's Portfolio Manager since November 1998. He has been Investment Officer of VALIC since September 1998, and Senior Portfolio Manager of AGIM since September 1998. Previously, Mr. Kase was Senior Portfolio Manager with CL Capital Management, Inc. from September 1992 until July 1998.

Investment decisions for the Strategic Bond Fund are made by a team, headed by Steven Guterman. Mr. Guterman, Executive Vice President, joined the Sub-adviser in June 1998. Previously, Mr. Guterman was with Salomon Brothers, Inc. from 1983 to May 1998, where he served as Managing Director from 1996 to May 1998 and with Salomon Brothers Asset Management, Inc., where he was a Senior Portfolio Manager and head of the U.S. Fixed Income Portfolio Group from 1990 to May 1998.

Investment decisions for the High Yield Bond Fund are made by a team, headed by Gordon Massie. Mr. Massie, Senior Vice President, joined the Sub-adviser in April 1998. Previously, Mr. Massie was Director of High Yield Research at American General Corporation from August 1985 to April 1998.

BROWN CAPITAL MANAGEMENT, INC. ("BROWN CAPITAL")
1201 N. Calvert St., Baltimore, Maryland 21202
Founded: 1983

Brown Capital is the Sub-Adviser for the Mid Cap Growth Fund. Brown Capital served as investment adviser to approximately $4.6 billion in assets as of December 31, 1999. Investment decisions for the Mid Cap Growth Fund are made by a team of portfolio managers/analysts organized for that purpose. The team meets regularly to review portfolio holdings and discuss purchase and sale activity.

CAPITAL GUARDIAN TRUST COMPANY ("CAPITAL GUARDIAN")
333 South Hope Street, Los Angeles, California 90071
Founded: 1931

Capital Guardian is the Sub-Adviser for the International Value Fund, the Balanced Fund and the Domestic Bond Fund. Capital Guardian provides investment management services to a limited number of large institutional clients such as employee benefit funds, foundations and endowment funds. As of September 30, 1999, Capital Guardian had more than $275 billion in assets under management.

The Balanced Fund is managed using a system of multiple portfolio managers. Under this system, the Fund is divided into segments, which are assigned to individual managers.

The portfolio managers for the fixed-income portion of the Fund include: (i) Jim Mulally, Senior Vice President of the Sub-Adviser, who has been an investment professional for 22 years and has been with the Sub-Adviser or an affiliate for 19 years; and (ii) Jim Baker, Vice President of the Sub-Adviser, who has been an investment professional for 18 years and has been with the Sub-Adviser or an affiliate for 11 years.

The portfolio managers for the U.S. large cap equity portion of the Fund include: (i) David Fisher, Vice Chairman of the Sub-Adviser, who has been an investment professional for 33 years and has been with the Sub-Adviser or an affiliate for 29 years; (ii) Gene Stein, Executive Vice President of the Sub-Adviser, who has been an investment professional for 27 years and has been with the Sub-Adviser or an affiliate for 26 years; (iii) Michael Ericksen, Senior Vice President of the Sub-Adviser, who has been an investment professional for 18 years and has been with the Sub-Adviser or an affiliate for 12 years; (iv) Ted Samuels, Senior Vice President of the Sub-Adviser, who has been an investment professional for 20 years and has been with the Sub-Adviser or an affiliate for 18 years; and (v) Donnalisa Barnum, Vice President of the Sub-Adviser, who has been an investment professional for 17 years and has been with the Sub-Adviser or an affiliate for 13 years.

The portfolio managers for the U.S. small cap equity portion of the Fund include: (i) Bob Kirby, Chairman Emeritus of the Sub-Adviser, who has been an investment professional for 46 years and has been with the Sub-Adviser or an affiliate for 33 years;

(ii) Michael Ericksen, Senior Vice President of the Sub-Adviser, who has been an investment professional for 17 years and has been with the Sub-Adviser or an affiliate for 11 years; and (iii) James Kang, Vice President of Capital Guardian Research Company, an affiliate of the Sub-Adviser, who has been an investment professional for 11 years and has been with the Sub-Adviser or an affiliate for 10 years.

The International Value Fund's portfolio managers include: (i) Robert Ronus, President of the Sub-Adviser, who has been an investment professional for 30 years and has been with the Sub-Adviser or an affiliate for 25 years; (ii) David Fisher, Vice Chairman of the Sub-Adviser, who has been an investment professional for 33 years and has been with the Sub-Adviser or an affiliate for 29 years; (iii) Harmut Giesecke, Senior Vice President and Director of Capital International, Inc., an affiliate of the Sub-Adviser, who has been an investment professional for 27 years and has been with the Sub-Adviser or an affiliate for 26 years; (iv) Nancy Kyle, Senior Vice President of the Sub-Adviser, who has been an investment professional for 25 years and has been with the Sub-Adviser or an affiliate for 8 years; (v) Nilly Sikorsky, Director of The Capital Group of Companies, Inc., the ultimate parent of the Sub-Adviser, who has been an investment professional for 36 years and has been with the Sub-Adviser or an affiliate for 36 years; (vi) Lionel Sauvage, Senior Vice President of the Sub-Adviser, who has been an investment professional for 12 years and has been with the Sub-Adviser or an affiliate for 12 years; (vii) Richard Havas, Sr., Senior Vice President of the Sub-Adviser, who has been an investment professional for 17 years and has been with the Sub-Adviser or an affiliate for 13 years; and (viii) Rudolf Staehelin, Sr., Senior Vice President of Capital International Research, Inc., an affiliate the Sub-Adviser, who has been an investment professional for 21 years and has been with the Sub-Adviser or an affiliate for 17 years.

James S. Baker and James R. Mulally serve as the Domestic Bond Fund's portfolio managers. Mr. Baker, Vice President and fixed-income portfolio manager of an affiliate of the Sub-Adviser, has focused on the application of quantitative valuations to investment grade bonds and portfolios for the Sub-Adviser since 1987. Mr. Mulally, Senior Vice President, Director and Chairman of the Sub-Adviser's Fixed-income Subcommittee, joined the Sub-Adviser in 1980.

FIDUCIARY MANAGEMENT ASSOCIATES, INC. ("FMA")
55 West Monroe Street, Suite #2550, Chicago, Illinois 60603
Founded: 1980 (UAM)

FMA is the Sub-Adviser for the actively managed portion of the assets of the Small Cap Value Fund. FMA is a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), and provides investment management services to corporations, foundations, endowments, pension and profit-sharing plans, trusts, estates and other institutions as well as individuals. As of December 31, 1999, UAM and its affiliates had over $203 billion in assets under management.

Investment decisions are made by a team that consists of portfolio managers and analysts who specialize their research by sectors. Kathryn Vorisek is the lead portfolio manager. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.

GOLDMAN SACHS ASSET MANAGEMENT ("GSAM")
32 Old Slip, New York, New York 10005
Founded: 1869

GSAM is the Sub-Adviser for the Large Cap Growth Fund. As of September 1, 1999, the Investment Management Division ("IMD") was established as a new operating division of Goldman, Sachs & Co. ("Goldman Sachs"). The newly created entity includes GSAM. GSAM provides a wide range of fully discretionary investment advisory services, quantitatively driven and actively managed to U.S. and international equity portfolios, U.S. and global fixed-income portfolios, commodity and currency products and money market accounts. As of December 31, 1999, GSAM, along with other units of IMD, had assets under management of nearly $500 billion.

The Large Cap Growth Fund is managed by the following individuals: Robert C. Jones; Kent A. Clark; Victor H. Pinter; and Melissa Brown. Mr. Jones, Managing Director, joined the Sub-Adviser in 1989. Mr. Clark, Managing Director, joined the Sub-Adviser's quantitative equity management team as a portfolio manager in 1992. Mr. Pinter, Vice President, joined the Sub-Adviser as a research analyst in 1990, and became a portfolio manager in 1992. Ms. Brown, Vice President, joined the Sub-Adviser in 1998. From 1984 to 1998, Ms. Brown was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.

J.P. MORGAN INVESTMENT MANAGEMENT, INC. ("J.P. MORGAN")
522 Fifth Avenue, New York, New York 10036
Founded: 1838


J.P. Morgan is the Sub-Adviser for the Small Cap Growth Fund. Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan provides asset management services to corporations, financial institutions, governments and individuals. As of December 31, 1999, J.P. Morgan and its affiliates had more than $340 billion in assets under management.

Investment decisions are made by a team that consists of portfolio managers and analysts. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.


JACOBS ASSET MANAGEMENT
200 East Broward Boulevard, Suite 1920, Fort Lauderdale, Florida 33301
Founded: 1980 (UAM)

Jacobs Asset Management is the Sub-Adviser for the International Growth Fund. Jacobs Asset Management is a Delaware limited partnership. United Asset Management Corporation ("UAM") is a limited partner of, and owns a controlling interest in, Jacobs Asset Management. Jacobs Asset Management provides investment management and advisory services to corporations, unions, pensions and profit-sharing plans, trusts and estates and other institutions and investors. As of December 31, 1999, UAM and its affiliates had over $203 billion in assets under management.

Investment decisions for the International Growth Fund are made by a team that consists of portfolio managers and analysts who specialize their research by region. Dan Jacobs, President, is the lead portfolio manager and has final approval on purchase and sales. The team meets regularly to review portfolio holdings and discuss purchase and sale activity.

NEUBERGER BERMAN MANAGEMENT, INC. ("NB MANAGEMENT")
605 Third Avenue, Second Floor, New York, New York 10158-0180
Founded: 1939

NB Management is the Sub-Adviser for the Mid Cap Value Fund. NB Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. As of December 31, 1999, NB Management and its affiliates managed approximately $54 billion in assets under management.

Robert I. Gendelman and S. Basu Mullick serve as co-managers of the Mid Cap Value Fund. Messrs. Gendelman and Mullick are Vice Presidents of the Sub-Adviser and Mr. Gendelman is a managing director of Neuberger Berman, LLC. Messrs. Gendelman and Mullick have been associated with the Sub-Adviser since 1994 and 1998, respectively. From 1993 to 1998, Mr. Mullick was a portfolio manager for another investment adviser.

STATE STREET BANK & TRUST COMPANY ("STATE STREET BANK")/STATE STREET GLOBAL ADVISORS ("STATE STREET GLOBAL ADVISORS")
2 International Place, Boston, Massachusetts 02110
Founded: 1792

State Street Global Advisors is the Sub-Adviser for the Large Cap Value Fund. State Street Global Advisors is an operating division of State Street Bank, a wholly-owned subsidiary of State Street Corporation, which had more than $667 billion under management as of December 31, 1999.

The Large Cap Value Fund is managed by a team of investment professionals. In addition to the ongoing activity of portfolio management, the team is responsible for research focused on enhancing the Sub-Adviser's quantitative process.

--------------------------------------------------------------------------------
SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

There are several references below to Customer Service or the Transfer Agent. Customer Service and all Transfer Agent functions are provided by National Financial Data Services, Inc., in Kansas City, Missouri.

TYPES OF ACCOUNTS
The different ways you may set up an account are listed below.

Individual
Individual accounts are owned by one person. You can designate a beneficiary for the account if you choose to have a Transfer on Death account ("TOD").

Joint Tenants
Joint accounts can have two or more owners. You can set the account up as joint tenants with rights of survival ("JTWROS"), which means that if one owner dies, the other owner will receive the funds without going through probate court.

You can also choose joint tenants in common ("JTIC"). This means that each tenant owns a specific portion of the account. We assume 50/50 ownership unless we are otherwise notified. When one tenant dies, that portion of the account belongs to the estate of the deceased.

Retirement Plans
Retirement plans provide individuals with tax-advantaged ways to save for retirement, either with tax-deductible contributions, or tax-deferred growth. Retirement accounts require special applications and have a lower initial purchase requirement. Retirement accounts include:
     Traditional Individual Retirement Accounts ("IRAs")
     Roth IRAs
     Roth Conversion IRAs
     Rollover IRAs
     Profit-Sharing or Money Purchase Pension Plans
     Simplified Employee Pension ("SEP") IRAs
     SIMPLE IRAs
     401(k) Plans

Transfer or Gift to Minor
You can set up a custodial account for a child under your state's Uniform Transfer or Gift to Minors Act ("UTMA" or "UGMA"). Any individual can give the child up to $10,000 each year without paying the federal gift tax. The gift to the child is irrevocable, meaning that it cannot be taken back. In addition, the account and all the money in it must be conveyed to the child upon reaching the age of majority, which is 18-21 in most states.

Trust
The trust must be established before the account is open. We need to know the date of establishment and the name of the trustee.

Businesses or Organizations
You may open an account for your corporation, association, or partnership. The application must be accompanied by a corporate resolution so that we know who is authorized to transact on the account.

INVESTMENT MINIMUMS
The table below illustrates the minimum investment requirements for initial and subsequent investments for any of the Funds.

                              INITIAL      SUBSEQUENT
TYPE OF ACCOUNT               INVESTMENT   INVESTMENT
---------------               ----------   ----------
Retirement Plans               $500           $50
UTMA/UGMA                      $250           $50
Automatic Investment Program   $50            $50
All other accounts             $2,000         $50

AVAILABLE CLASSES OF SHARES
You may choose to purchase either Class A or Class B shares. The decision as to which class is best for you depends on your investment goals, how much you want to invest and how long you plan to keep the investment. The fees and expenses are different for each Class and affect a Fund's total return. The fees and expenses are shown in the Fee Table and Example of Expenses earlier in this Prospectus.

Shares of the Money Market Fund and the Municipal Money Market Fund are sold without a sales charge. You should choose Class A for a money market fund, unless you intend to exchange the money market shares for Class B shares of another fund.

Class A features{
- Front-end sales charge, except for money market funds
- Reduced sales charges for larger purchases
- Cumulative purchase discount (see Rights of Accumulation below)
- No sales charges for purchases of $1 million or more

CLASS A SALES CHARGE TABLES
If you choose Class A shares, you will pay a sales charge at the time of each purchase, except for the money market funds. These tables show the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the sales charge will be lower.

Equity Funds
Balanced                                                       Mid Cap Index
Conservative Growth Lifestyle                                  Mid Cap Value
Growth Lifestyle                                               Moderate Growth Lifestyle
International Growth                                           Small Cap Growth
International Value                                            Small Cap Index
Large Cap Growth                                               Small Cap Value
Large Cap Value                                                Socially Responsible
Mid Cap Growth                                                 Stock Index

YOUR                        SALES CHARGE AS A PERCENTAGE OF:  MAXIMUM COMMISSION
INVESTMENT                  NET INVESTMENT   OFFERING PRICE   TO BROKER-DEALER
----------                  --------------   --------------   ------------------
Less than $25,000           6.10%            5.75%            5.25%
$25,000 - $49,999           5.82%            5.50%            5.00%
$50,000 - $99,999           4.99%            4.75%            4.25%
$100,000 - $249,999         3.90%            3.75%            3.25%
$250,000 - $499,999         2.56%            2.50%            2.00%
$500,000 - $999,999         2.04%            2.00%            1.75%
$1,000,000 or more          No sales charge, but subject to   See Payments to Broker-Dealers below
                            CDSC(45)

Fixed-Income (Bond) Funds
Core Bond                                                      Municipal Bond
Domestic Bond                                                  Strategic Bond
High Yield Bond


YOUR                        SALES CHARGE AS A PERCENTAGE OF:  MAXIMUM COMMISSION
INVESTMENT                  NET INVESTMENT   OFFERING PRICE   TO BROKER-DEALER
----------                  --------------   --------------   ------------------
Less than $49,999           4.99%            4.75%            4.25%
$50,000 - $99,999           4.71%            4.50%            4.00%
$100,000 - $249,999         3.63%            3.50%            3.00%
$250,000 - $499,999         2.56%            2.50%            2.00%
$500,000 - $999,999         2.04%            2.00%            1.75%
$1,000,000 or more          No sales charge, but subject to   See Payments to Broker-Dealers below
                            CDSC(45)


---------------


(45) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.


When the sales charge on Class A Shares will be reduced or waived

- Rights of Accumulation (cumulative purchase discount): Previous Class A purchases may help you to qualify for a lower sales charge. The sales charge is calculated by adding the dollar amount of the new purchase of shares to the higher of the original cost or current value of Class A Fund shares previously purchased.
- Volume Discounts (groups or grouped accounts): Related accounts may be aggregated for the purposes of receiving a reduced sales charge. You must contact Customer Service to see if you or your group is eligible for a volume discount purchase, and notice may be required for each subsequent purchase. For purposes of determining eligibility for the volume discount, spouses and their children under 21 years of age are treated as a single purchaser, as is a trustee or other fiduciary of a single trust estate or a single fiduciary account. An aggregate investment includes all shares of the Funds owned plus the shares being purchased.
- Letter of Intent: If you intend to purchase a specific amount over the next 13 months, it may be to your benefit to sign a Letter of Intent. This allows you to receive a lower breakpoint for each purchase, based on the total amount you intend to purchase.

  Up to 5% of the total amount you intend to purchase may be held in escrow to cover additional sales charges, just in case you do not purchase the total amount. A Letter of Intent can be obtained by calling Customer Service at 1-877-999-2434.
- Purchases of Class A Shares without sales charges: Class A Shares may be purchased without a sales charge by:

1. Current and retired Trustees;

2. Current and retired employees of American General Corporation and its affiliates;

3. Directors, officers, and employees (and when permitted, registered representatives and their employees) of financial intermediaries that have entered into a selling agreement with the Distributor;

4. Immediate family members (spouse, children under 21, grandchildren under 21, and parents) of 1 through 3 above;

5. Financial institution trust departments investing an aggregate of $1 million in the Funds;

6. Accounts for which broker-dealers, financial institutions, or financial planners charge an account management fee (also called a wrap fee);

7. Tax-qualified plans with more than $1 million in plan assets;

8. Tax-qualified plans purchasing shares with loan repayments from participants; and

9. By a Fund in connection with the acquisition of another investment company.

Class B features{
- No front-end sales charges
- Contingent deferred sales charge ("CDSC") on redemptions
- Keeping the shares longer will reduce the CDSC
- No CDSC is charged for shares acquired by reinvesting dividends or capital gains
- Class B shares automatically convert to Class A shares after 6 years

CLASS B CDSC TABLE
If you choose Class B shares, you will not pay an initial sales charge, but you will have to pay a CDSC if the shares are sold within the first five years, as shown below.


YEAR                                            1          2          3          4          5
----                                           ---        ---        ---        ---        ---
Charge                                          5%         4%         3%         2%         1%


Shares not subject to a CDSC will be redeemed first, followed by shares held the longest during the CDSC period. The amount of the CDSC is calculated as a percentage of the lesser of the current market value or the original cost of the shares being redeemed. This means that you do not pay a CDSC on any gain in the value of the shares sold. The CDSC may be waived under certain circumstances.

When the CDSC will be waived
No CDSC will be charged for:
- Exchanges of Class B Shares from one Fund to another
- Required minimum distributions from tax-deferred retirement plans and IRAs
- Redemptions from tax-deferred retirement plans for termination of employment, participant loans, or hardship withdrawals
- The return of an excess contribution or deferral, pursuant to sections 401(k)(8), 401(m)(6), 402(g)(2), or 408(d)(4) or (5) of the Internal Revenue
  Code
- Redemptions due to the death of an individual investor
- Redemptions due to the deaths of all the investors, for a joint account
- Redemptions taken due to a disability, as determined by the Social Security Administration
- Systematic withdrawals of at least $50, provided that the amounts withdrawn do not exceed 12% of the account value, on an annual basis (you must have a minimum balance of $5,000 to be eligible for this program)
- Redemptions due to the failure to meet the minimum balance requirements

DISTRIBUTION AND SERVICE PLAN (EXCEPT FOR LIFESTYLE FUNDS)
Each Fund (except for the Lifestyle Funds) has adopted a Distribution and Service Plan ("Plan") under Rule 12b-1 of the 1940 Act. The Plan allows each Fund to pay distribution fees for the sale and distribution of its shares and for services provided to shareholders. Each Fund paid service fees of 0.25% for Class A Shares and 1% for Class B Shares during the most recent fiscal period. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PAYMENTS TO BROKER-DEALERS
The distribution and service fees are paid to the distributor of the Funds, American General Distributors, Inc., an affiliate of VALIC (the "Distributor"). The Distributor may then pay broker-dealers a commission for selling Fund Shares. The maximum commission for Class A Shares is shown above, as a percentage of the offering price. The Distributor may pay a maximum commission of 4.00% on Class B Shares at the time of purchase.

The Distributor may occasionally pay broker-dealers the full amount of the Class A front-end sales charge as a special sales incentive. Broker-dealers may also receive additional compensation and finder's fees, based on assets held through the broker-dealer firm. Finder's fees may be paid on Class A Share purchases of $1 million or more, excluding Money Market Funds. The finder's fee is 0.50% on sales of $1 to $2 million, plus 0.40% on the next $1 million, and 0.25% on the excess over $3 million.

The Distributor may also provide promotional incentives or payments to its registered representatives, its affiliated broker-dealer, or to other broker-dealers in connection with the sales of Fund Shares. These incentives or payments may include payments for travel and lodging expenses incurred for meetings and seminars of a business nature. The Distributor makes these payments at its own expense, in accordance with rules set forth by the National Association of Securities Dealers, Inc.

HOW SHARES ARE VALUED
The price of each Class of shares for a Fund is based on net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. The NAV of each Class will be different, depending on the number of Class shares outstanding.

Portfolio securities and other assets are valued based on market price quotations. If market quotations are not readily available, securities are valued by a method that reflects fair value. These are reviewed by the Fund's Board of Trustees. Some Funds hold securities that are primarily listed on foreign exchanges. Foreign exchanges may trade at times or on days when the New York Stock Exchange ("NYSE") is closed, such as on weekends or other days. This will affect the value of the Fund's shares; thus, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

The Money Market Fund and the Municipal Money Market Fund and any securities maturing within 60 days are valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (normally 4:00 p.m. Eastern
Time). Each Fund is open for business each day the NYSE is open. The NYSE is closed on most federal holidays and Good Friday. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Funds are open but purchases cannot be made due to the closure of the banking system.

OPENING YOUR ACCOUNT
You may open an account through a registered representative or by completing the enclosed application. Please be sure to indicate the Fund and the Class of shares you wish to purchase.

Please take special care when completing your application that you sign up for any services you may desire, including telephone privileges. If your bank is a member of the Automated Clearing House ("ACH"), you may sign up for the electronic transfer service. To sign up, you MUST include a voided check for a checking account, or a deposit slip for a savings account. If you wish to add services at a later date, a signature guarantee may be required.

Send the new account application and your purchase check to:
American General Fund Group
P.O. Box 219502
Kansas City, MO 64141-9502

If you purchase shares through a registered representative or financial institution
You should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

GENERAL PURCHASE INFORMATION

If your purchase order is received by 3:00 p.m. Central Time, then your purchase will be processed at the next NAV calculated after your order is received by the Transfer Agent. Any check purchase received without an investment slip may cause delayed crediting. All purchases must be made in U.S. dollars and should be drawn only on U.S. banks. If your check does not clear your bank, you may be charged a fee by the Transfer Agent. Each Fund reserves the right to reject any specific purchase order and may suspend the offering of shares in response to conditions in the securities markets or for other reasons.

ADDITIONAL ACCOUNT PURCHASES
You may make additional purchases by contacting your registered representative or by:

Mail
You may use the investment remittance slip attached to your account statement or confirmations. Make your check payable to the Fund in which you are investing and mail to:
American General Fund Group
P.O. Box 219502
Kansas City, MO 64141-9502

Wire
Please call 1-877-999-2434 before you send a wire purchase.
Your financial institution may charge you a fee for wiring funds.

Electronic Transfers -- $50 or more
If you have already signed up for our ACH service, you may call Customer Service at 1-877-999-2434 to transfer money from your bank to the Fund through our electronic transfer service. Your bank account will be debited for the desired amount. Allow one or two business days after you place your request for the transfer to take place. This ACH service allows you to purchase additional shares quickly and conveniently without mail delays.

AUTOMATIC INVESTMENT PROGRAMS
Please call 1-877-999-2434 to set up an automatic investment program. You may change amounts or Funds or discontinue a program at any time.

Automatic Investing
You may request an automatic ACH transfer of $50 or more from your bank to the Fund. You may choose when you want this to occur, whether monthly, bimonthly, quarterly, or some other time.

Payroll Deductions
You may make regular investments of $50 or more through automatic payroll deduction you initiate through your employer. Your employer may have special forms and other rules for this program.

Systematic Exchanges
If you have a Fund balance of at least $5,000, you may request an automatic exchange of $25 or more from that Fund account to another Fund account. The automatic exchange will occur once per month.


EXCHANGES OF SHARES FROM ONE FUND TO ANOTHER

Please call Customer Service at 1-877-999-2434 to make an exchange. You must have telephone privileges for this service.

An exchange of shares occurs when you sell shares in one Fund and buy shares in another Fund. Each exchange may produce a taxable gain or loss, unless in a tax-deferred account.

Exchanges between accounts will only be accepted if the accounts are registered identically.

Exchanges may be requested by mail or by telephone. Please refer to "Selling Your Shares" for more details on requests by mail.

If you exchange Class A Shares of the Money Market Fund or the Municipal Money Market Fund for Class A Shares of any other Fund with a sales charge, you will pay a sales charge at the time of the exchange.

Shares may only be exchanged for shares of the same class of another Fund.

No CDSC is imposed on exchanges of Class B Shares subject to a CDSC at the time of the exchange because the shares are still within the American General Fund Group. The CDSC will be charged for all other sales.

Because excessive trading can increase Fund expenses and hurt performance for other shareholders, we may refuse any exchange that we believe is due to market timing or which may otherwise significantly affect a Fund.

We may modify these exchange policies upon 60 days' prior notice to shareholders.

SELLING YOUR SHARES
When you request a redemption by 3:00 p.m. Central Time, the proceeds of the sale will normally be mailed, wired, or sent by electronic transfer (ACH) the next business day, provided all necessary documents have been received by the Transfer Agent, and the funds are available for redemption. If your recent purchase is on hold and not available for redemption, you may exchange it into another Fund. We may hold payment of redemptions until your purchase check has cleared, which may take up to 15 calendar days. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less.

When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Funds are open but redemptions cannot be made due to the closure of the banking system.

You may sell shares by contacting your registered representative or by:

Telephone: Check redemptions, ACH, or bank wires
You may redeem up to $25,000 daily by calling Customer Service at 1-877-999-2434 before 3:00 p.m. Central Time. The proceeds of the sale may be sent only to pre-authorized destinations, such as your address of record or your bank account by wire or by ACH.

Bank wires must be for at least $500. You may be charged up to $25 for a wire to your bank, and your bank may charge to receive the wire. International wires are more expensive; therefore, the charge to you may be higher.

ACH transfers must be for at least $50. There is no charge for an ACH transfer. Allow one or two business days after you place your request for the transfer to take place.

Mail
Your written request should include the following information:
    1. Your name, address, and daytime telephone number;
    2. Your account number;
    3. The name or number of the Fund from which you wish to sell shares;
    4. The Class of Shares to be sold, if applicable;
    5. The dollar or share amount of the sale; and
    6. Your signature, guaranteed (see below).

Send the written request to:
American General Fund Group
P.O. Box 219502
Kansas City, MO 64141-9502

Special Requirements
A SIGNATURE GUARANTEE is required for any:
    1. Redemption when the account address has been listed less than 30 days; or
    2. Redemption to an address other than that on the account.

You may obtain a signature guarantee from:
    1. A bank which is a member of the FDIC;
    2. A trust company;
    3. A member firm of a national securities exchange; or
    4. Another eligible guarantor institution.

Guarantees must be signed by an authorized signatory of the guarantor institution and be accompanied by the words "Signature Guaranteed."

A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

Check Writing -- Money Market Fund and Municipal Money Market Fund only
The Money Market Funds offer check writing privileges for Class A Shares. You can choose this redemption option by completing the appropriate portions of the account application. The Transfer Agent will provide you with a supply of checks.

- Checks may be written for $100 or more.

- Checks will not be honored if you do not have enough money in your account to cover the check, or if the money in the account is still on hold from a recent purchase.

- If we do not honor a check, you may be charged a fee of $25.
- You may not completely close your account by writing a check.

AUTOMATIC REDEMPTIONS
- You may request an automatic monthly or quarterly ACH transfer of $50 or more from the Fund to your bank, provided your account balance is $5,000 or more.
- You may request a monthly or quarterly automatic check redemption of $50 or more, provided your account balance is $5,000 or more.

REINSTATEMENT PRIVILEGE
If you redeem some or all of your Fund shares, you have up to 30 days to reinvest all or part of your redemption proceeds in Class A shares of the Fund without paying a sales charge. This privilege applies only to redemptions of Class A shares on which an initial sales charge or CDSC was paid or to redemptions of Class A shares of the Fund that you purchase by reinvesting dividends or distributions. You must ask the Transfer Agent to apply this privilege when you send your purchase.

MINIMUM ACCOUNT BALANCES
If the balance in your account falls below the required minimum initial investment, you will be notified that you should bring the balance up to the required minimum amount within 60 days. If your account remains below the minimum required, it may be closed and the proceeds mailed to the address of record.

DIVIDENDS, CAPITAL GAINS AND TAXES
Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes; dividend payments are anticipated to be generally higher for Class A shares.

Dividends declared and paid daily:
Money Market Fund
Municipal Money Market Fund
Dividends declared daily and paid monthly:
Core Bond                                             Municipal Bond
Domestic Bond                                         Strategic Bond
High Yield Bond
Dividends paid quarterly:
Balanced                                              Mid Cap Value
Conservative Growth Lifestyle                         Moderate Growth Lifestyle
Growth Lifestyle                                      Small Cap Growth
Large Cap Growth                                      Small Cap Index
Large Cap Value                                       Small Cap Value
Mid Cap Growth                                        Socially Responsible
Mid Cap Index                                         Stock Index
Dividends paid semi-annually:
International Growth
International Value

DIVIDEND PAYMENT OPTIONS
Dividends and any distributions are automatically reinvested in the same Fund without a sales charge, unless you elect to have dividends paid in cash or in shares of the Money Market Fund or the Municipal Money Market Fund. You may make this election on the account application.

BUYING A DIVIDEND
(Not Applicable to Money Market Funds)
At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

FEDERAL TAXES
In January, each Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid.

However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income, except that the Municipal Money Market Fund and Municipal Bond Fund intend to pay dividends which are tax-exempt on the Federal level. Income exempt from federal tax may be subject to state and local taxes. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

FOR NON-MONEY MARKET FUNDS
You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, these Funds will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your account statements to help determine the cost basis of the shares to report on your tax returns.

TAXPAYER IDENTIFICATION NUMBER
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. We reserve the right to reject any new account or any purchase order for failure to supply a certified TIN.
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

The line graphs on the following pages reflect how an initial $10,000 investment made on each Fund's inception date, November 2, 1998, would have changed in value by the end of the first fiscal year, October 31, 1999.

Each line graph also shows how each Fund's benchmark index performed during that same period. An investor cannot invest directly in one of the benchmark indices.


Each Fund's average annual total return as of October 31, 1999 is shown after the line graphs. For Class A, both the line graphs and the average annual total return information are calculated as though the maximum front-end sales charge was paid.


                         AMERICAN GENERAL BALANCED FUND

                                    [GRAPH]

              AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND

                                    [GRAPH]

                        AMERICAN GENERAL CORE BOND FUND

                                    [GRAPH]

                      AMERICAN GENERAL DOMESTIC BOND FUND

                                    [GRAPH]

                     AMERICAN GENERAL GROWTH LIFESTYLE FUND

                                    [GRAPH]

                     AMERICAN GENERAL HIGH YIELD BOND FUND

                                    [GRAPH]

                   AMERICAN GENERAL INTERNATIONAL GROWTH FUND

                                    [GRAPH]

                   AMERICAN GENERAL INTERNATIONAL VALUE FUND

                                    [GRAPH]

                     AMERICAN GENERAL LARGE CAP GROWTH FUND

                                    [GRAPH]

                     AMERICAN GENERAL LARGE CAP VALUE FUND

                                    [GRAPH]

                      AMERICAN GENERAL MID CAP GROWTH FUND

                                    [GRAPH]

                      AMERICAN GENERAL MID CAP INDEX FUND

                                    [GRAPH]

                      AMERICAN GENERAL MID CAP VALUE FUND

                                    [GRAPH]

                AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND

                                    [GRAPH]


                      AMERICAN GENERAL MUNICIPAL BOND FUND


                                    [GRAPH]

                     AMERICAN GENERAL SMALL CAP GROWTH FUND


                                    [GRAPH]

                     AMERICAN GENERAL SMALL CAP INDEX FUND

                                    [GRAPH]

                     AMERICAN GENERAL SMALL CAP VALUE FUND

                                    [GRAPH]

                   AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND

                                    [GRAPH]

                       AMERICAN GENERAL STOCK INDEX FUND

                                    [GRAPH]

                      AMERICAN GENERAL STRATEGIC BOND FUND

                                    [GRAPH]

The Funds commenced operations on November 2, 1998. For the fiscal year ended October 31, 1999, the average annual total returns were:


                                                              CLASS A    CLASS B
                                                              -------    -------
Balanced Fund                                                   9.07%      9.42%
Conservative Growth Lifestyle Fund                              5.84%      7.21%
Core Bond Fund                                                 (5.24)%    (5.99)%
Domestic Bond Fund                                             (6.03)%    (6.58)%
Growth Lifestyle Fund                                          12.80%     14.52%
High Yield Bond Fund                                           (2.58)%    (3.18)%
International Growth Fund                                       8.42%      9.00%
International Value Fund                                       35.93%     37.70%
Large Cap Growth Fund                                          28.18%     29.70%
Large Cap Value Fund                                            8.24%      8.92%
Mid Cap Growth Fund                                            (2.92)%    (2.90)%
Mid Cap Index Fund                                             12.15%     13.05%
Mid Cap Value Fund                                             13.32%     13.71%
Moderate Growth Lifestyle Fund                                  8.58%     10.26%
Municipal Bond Fund                                           (10.32)%   (11.28)%
Small Cap Growth Fund                                          33.65%     35.40%
Small Cap Index Fund                                            4.92%      5.53%
Small Cap Value Fund                                          (11.68)%   (11.72)%
Socially Responsible Fund                                      15.48%     16.50%
Stock Index Fund                                               17.21%     17.55%
Strategic Bond Fund                                            (2.60)%    (3.29)%

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables are intended to help you understand each Fund's financial performance for its period of operations. Certain information reflects financial results for a single Fund share. The total return numbers in the tables represent the rate that an investor would have earned or lost on an investment in a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, whose reports, along with the Fund's financial statements, are included in the Annual Report, which is available upon request and which is incorporated into this document by this reference.


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

CLASS A SHARES

                                                                    FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                                                  -------------------------------------------------------------------------------
                                                    STOCK        MID CAP      SMALL CAP   INTERNATIONAL   LARGE CAP     MID CAP
                                                    INDEX         INDEX         INDEX        GROWTH        GROWTH       GROWTH
                                                    FUND          FUND          FUND          FUND          FUND         FUND
                                                  ---------   -------------   ---------   -------------   ---------   -----------
PER SHARE DATA
Net asset value at beginning of year               $10.00        $10.00        $10.00        $10.00        $10.00       $10.00
                                                   ------        ------        ------        ------        ------       ------
Income (loss) from investment operations:
  Net investment income (loss)                       0.11          0.10          0.10          0.10         (0.01)       (0.03)
  Net realized and unrealized gain (loss) on
    securities                                       2.32          1.80          1.03          1.40          3.61         0.33
                                                   ------        ------        ------        ------        ------       ------
  Total income (loss) from investment operations     2.43          1.90          1.13          1.50          3.60         0.30
                                                   ------        ------        ------        ------        ------       ------
Distributions:
  Distributions from net investment income          (0.11)        (0.10)        (0.10)           --            --           --
  Distributions from net realized gain on
    securities                                         --            --            --            --            --           --
                                                   ------        ------        ------        ------        ------       ------
  Total distributions                               (0.11)        (0.10)        (0.10)           --            --           --
                                                   ------        ------        ------        ------        ------       ------
Net asset value at end of period                   $12.32        $11.80        $11.03        $11.50        $13.60       $10.30
                                                   ======        ======        ======        ======        ======       ======
TOTAL RETURN                                        24.36%        19.00%        11.32%        15.03%        36.00%        3.01%
                                                   ======        ======        ======        ======        ======       ======
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets            0.82%         0.83%         0.83%         1.40%         1.10%        1.04%
  Ratio of expenses to average net assets before
    expense reductions                               1.53%         1.67%         1.69%         2.68%         2.03%        2.36%
  Ratio of net investment income (loss) to
    average net assets                               1.08%         0.91%         0.97%         1.06%        (0.10)%      (0.31)%
  Portfolio turnover rate                              14%           44%           48%           91%           65%          25%
  Number of shares outstanding at end of period
    (000's)                                           457           272           263           143           203          172
  Net assets at the end of period (000's)          $5,634        $3,209        $2,900        $1,650        $2,760       $1,769

                                                                    FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                                                  -------------------------------------------------------------------------------
                                                  SMALL CAP   INTERNATIONAL   LARGE CAP      MID CAP      SMALL CAP    SOCIALLY
                                                   GROWTH         VALUE         VALUE         VALUE         VALUE     RESPONSIBLE
                                                    FUND          FUND          FUND          FUND          FUND         FUND
                                                  ---------   -------------   ---------   -------------   ---------   -----------
PER SHARE DATA
Net asset value at beginning of year               $10.00        $10.00        $10.00        $10.00        $10.00       $10.00
                                                   ------        ------        ------        ------        ------       ------
Income (loss) from investment operations:
  Net investment income (loss)                      (0.07)         0.04          0.09          0.06          0.11         0.10
  Net realized and unrealized gain (loss) on
    securities                                       4.24          4.38          1.39          1.97         (0.73)        2.15
                                                   ------        ------        ------        ------        ------       ------
  Total income (loss) from investment operations     4.17          4.42          1.48          2.03         (0.62)        2.25
                                                   ------        ------        ------        ------        ------       ------
Distributions:
  Distributions from net investment income             --            --         (0.09)        (0.05)        (0.11)       (0.10)
  Distributions from net realized gain on
    securities                                         --            --            --            --            --           --
                                                   ------        ------        ------        ------        ------       ------
  Total distributions                                  --            --         (0.09)        (0.05)        (0.11)       (0.10)
                                                   ------        ------        ------        ------        ------       ------
Net asset value at end of period                   $14.17        $14.42        $11.39        $11.98        $ 9.27       $12.15
                                                   ======        ======        ======        ======        ======       ======
TOTAL RETURN                                        41.80%        44.22%        14.85%        20.23%        (6.29)%      22.53%
                                                   ======        ======        ======        ======        ======       ======
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets            1.40%         1.29%         1.05%         1.29%         1.23%        0.80%
  Ratio of expenses to average net assets before
    expense reductions                               2.44%         2.65%         2.13%         2.43%         2.61%        1.97%
  Ratio of net investment income (loss) to
    average net assets                              (0.71)%        0.38%         0.93%         0.51%         1.15%        0.87%
  Portfolio turnover rate                             128%           32%           66%          177%           91%          24%
  Number of shares outstanding at end of period
    (000's)                                           171           134           178           144           148          137
  Net assets at the end of period (000's)          $2,424        $1,936        $2,028        $1,728        $1,371       $1,663

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

CLASS A SHARES CONTINUED

                                                                        FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                                                          -----------------------------------------------------------------------
                                                                     HIGH YIELD   STRATEGIC   DOMESTIC       CORE       MUNICIPAL
                                                          BALANCED      BOND        BOND        BOND         BOND         BOND
                                                            FUND        FUND        FUND        FUND         FUND         FUND
                                                          --------   ----------   ---------   --------   ------------   ---------
PER SHARE DATA
Net asset value at beginning of year                       $10.00      $10.00      $10.00      $10.00       $10.00       $10.00
                                                           ------      ------      ------      ------       ------       ------
Income (loss) from investment operations:
  Net investment income (loss)                               0.21        0.81        0.67        0.50         0.50         0.36
  Net realized and unrealized gain (loss) on securities      1.36       (0.57)      (0.45)      (0.63)       (0.55)       (0.93)
                                                           ------      ------      ------      ------       ------       ------
  Total income (loss) from investment operations             1.57        0.24        0.22       (0.13)       (0.05)       (0.57)
                                                           ------      ------      ------      ------       ------       ------
Distributions:
  Distributions from net investment income                  (0.21)      (0.81)      (0.67)      (0.50)       (0.50)       (0.36)
  Distributions from net realized gain on securities           --          --          --          --           --           --
                                                           ------      ------      ------      ------       ------       ------
  Total distributions                                       (0.21)      (0.81)      (0.67)      (0.50)       (0.50)       (0.36)
                                                           ------      ------      ------      ------       ------       ------
Net asset value at end of period                           $11.36      $ 9.43      $ 9.55      $ 9.37       $ 9.45       $ 9.07
                                                           ======      ======      ======      ======       ======       ======
TOTAL RETURN                                                15.72%       2.28%       2.26%      (1.34)%      (0.52)%      (5.84)%
                                                           ======      ======      ======      ======       ======       ======
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets                    1.07%       1.25%       1.15%       1.03%        1.05%        1.05%
  Ratio of expenses to average net assets before expense
    reductions                                               2.47%       2.01%       2.48%       2.30%        1.59%        1.93%
  Ratio of net investment income (loss) to average net
    assets                                                   1.98%       5.69%       6.92%       5.21%        4.43%        3.69%
  Portfolio turnover rate                                      62%         72%        183%         98%         469%           9%
  Number of shares outstanding at end of period (000's)       159           4         136         208           14          332
  Net assets at the end of period (000's)                  $1,809      $   34      $1,298      $1,948       $  130       $3,005

                                                                  FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                                                         ------------------------------------------------------------
                                                                    MUNICIPAL                MODERATE    CONSERVATIVE
                                                          MONEY       MONEY       GROWTH      GROWTH        GROWTH
                                                          MARKET      MARKET     LIFESTYLE   LIFESTYLE    LIFESTYLE
                                                           FUND        FUND        FUND        FUND          FUND
                                                         --------   ----------   ---------   ---------   ------------
PER SHARE DATA
Net asset value at beginning of year                      $ 1.00      $ 1.00      $10.00      $10.00        $10.00
                                                          ------      ------      ------      ------        ------
Income (loss) from investment operations:
  Net investment income (loss)                              0.04        0.02        0.07        0.14          0.21
  Net realized and unrealized gain (loss) on securities       --          --        1.91        1.39          1.02
                                                          ------      ------      ------      ------        ------
  Total income (loss) from investment operations            0.04        0.02        1.98        1.53          1.23
                                                          ------      ------      ------      ------        ------
Distributions:
  Distributions from net investment income                 (0.04)      (0.02)      (0.06)      (0.13)        (0.20)
  Distributions from net realized gain on securities          --          --          --          --            --
                                                          ------      ------      ------      ------        ------
  Total distributions                                      (0.04)      (0.02)      (0.06)      (0.13)        (0.20)
                                                          ------      ------      ------      ------        ------
Net asset value at end of period                          $ 1.00      $ 1.00      $11.92      $11.40        $11.03
                                                          ======      ======      ======      ======        ======
TOTAL RETURN                                                4.54%       2.18%      19.65%      15.20%        12.30%
                                                          ======      ======      ======      ======        ======
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets                   0.80%       1.05%       0.10%       0.10%         0.10%
  Ratio of expenses to average net assets before
    expense reductions                                      1.42%       1.89%       0.10%       0.10%         0.10%
  Ratio of net investment income (loss) to average net
    assets                                                  4.58%       2.18%       0.63%       1.33%         2.01%
  Portfolio turnover rate                                    N/A         N/A           9%         11%           10%
  Number of shares outstanding at end of period (000's)    7,549       3,651         162         168           162
  Net assets at the end of period (000's)                 $7,549      $3,651      $1,929      $1,918        $1,790

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

CLASS B SHARES

                                                                    FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                                                 --------------------------------------------------------------------------------
                                                   STOCK       MID CAP     SMALL CAP    INTERNATIONAL    LARGE CAP      MID CAP
                                                   INDEX        INDEX        INDEX         GROWTH         GROWTH        GROWTH
                                                    FUND         FUND         FUND          FUND           FUND          FUND
                                                 ----------   ----------   ----------   -------------   -----------   -----------
PER SHARE DATA
Net asset value at beginning of year              $ 10.00       $10.00       $10.00        $10.00         $10.00        $10.00
                                                  -------       ------       ------        ------         ------        ------
Income (loss) from investment operations:
  Net investment income (loss)                       0.02         0.01         0.02          0.02          (0.05)        (0.07)
  Net realized and unrealized gain (loss) on
    securities                                       2.23         1.79         1.03          1.38           3.52          0.28
                                                  -------       ------       ------        ------         ------        ------
  Total income (loss) from investment
    operations                                       2.25         1.80         1.05          1.40           3.47          0.21
                                                  -------       ------       ------        ------         ------        ------
Distributions:
  Distributions from net investment income          (0.02)       (0.01)       (0.02)           --             --            --
  Distributions from net realized gain on
    securities                                         --           --           --            --             --            --
                                                  -------       ------       ------        ------         ------        ------
  Total distributions                               (0.02)       (0.01)       (0.02)           --             --            --
                                                  -------       ------       ------        ------         ------        ------
Net asset value at end of period                  $ 12.23       $11.79       $11.03        $11.40         $13.47        $10.21
                                                  =======       ======       ======        ======         ======        ======
TOTAL RETURN                                        22.55%       18.05%       10.53%        14.00%         34.70%         2.10%
                                                  =======       ======       ======        ======         ======        ======
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets            1.57%        1.58%        1.58%         2.15%          1.85%         1.79%
  Ratio of expenses to average net assets
    before expense reductions                        1.98%        2.29%        2.37%         3.15%          2.34%         2.74%
  Ratio of net investment income (loss) to
    average net assets                               0.37%        0.17%        0.23%         0.24%         (0.86)%       (1.08)%
  Portfolio turnover rate                              14%          44%          48%           91%            65%           25%
  Number of shares outstanding at end of period
    (000's)                                         1,229          376          305           248            657           357
  Net assets at the end of period (000's)         $15,040       $4,433       $3,361        $2,826         $8,853        $3,652

                                                                    FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                                                 --------------------------------------------------------------------------------
                                                  SMALL CAP    INTERNATIONAL   LARGE CAP     MID CAP     SMALL CAP     SOCIALLY
                                                   GROWTH          VALUE         VALUE        VALUE        VALUE      RESPONSIBLE
                                                    FUND           FUND           FUND         FUND         FUND         FUND
                                                 -----------   -------------   ----------   ----------   ----------   -----------
PER SHARE DATA
Net asset value at beginning of year               $10.00         $10.00         $10.00       $10.00       $10.00       $10.00
                                                   ------         ------         ------       ------       ------       ------
Income (loss) from investment operations:
  Net investment income (loss)                      (0.10)         (0.03)          0.01           --         0.03         0.02
  Net realized and unrealized gain (loss) on
    securities                                       4.14           4.30           1.38         1.87        (0.74)        2.13
                                                   ------         ------         ------       ------       ------       ------
  Total income (loss) from investment
    operations                                       4.04           4.27           1.39         1.87        (0.71)        2.15
                                                   ------         ------         ------       ------       ------       ------
Distributions:
  Distributions from net investment income             --             --          (0.01)       (0.02)       (0.03)       (0.02)
  Distributions from net realized gain on
    securities                                         --             --             --           --           --           --
                                                   ------         ------         ------       ------       ------       ------
  Total distributions                                  --             --          (0.01)       (0.02)       (0.03)       (0.02)
                                                   ------         ------         ------       ------       ------       ------
Net asset value at end of period                   $14.04         $14.27         $11.38       $11.85       $ 9.26       $12.13
                                                   ======         ======         ======       ======       ======       ======
TOTAL RETURN                                        40.40%         42.70%         13.92%       18.71%       (7.09)%      21.50%
                                                   ======         ======         ======       ======       ======       ======
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets            2.15%          2.04%          1.80%        2.04%        1.98%        1.55%
  Ratio of expenses to average net assets
    before expense reductions                        2.83%          3.06%          2.48%        2.77%        3.08%        2.49%
  Ratio of net investment income (loss) to
    average net assets                              (1.44)%        (0.40)%         0.17%       (0.26)%       0.42%        0.09%
  Portfolio turnover rate                             128%            32%            66%         177%          91%          24%
  Number of shares outstanding at end of period
    (000's)                                           368            261            434          384          248          243
  Net assets at the end of period (000's)          $5,170         $3,731         $4,939       $4,555       $2,296       $2,943

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

CLASS B SHARES CONTINUED

                                                                        FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                                                         ------------------------------------------------------------------------
                                                                    HIGH YIELD   STRATEGIC     DOMESTIC       CORE      MUNICIPAL
                                                         BALANCED      BOND        BOND          BOND         BOND        BOND
                                                           FUND        FUND        FUND          FUND         FUND        FUND
                                                         --------   ----------   ---------   ------------   ---------   ---------
PER SHARE DATA
Net asset value at beginning of year                      $10.00      $10.00      $10.00        $10.00       $10.00      $10.00
                                                          ------      ------      ------        ------       ------      ------
Income (loss) from investment operations:
  Net investment income (loss)                              0.09        0.74        0.59          0.44         0.42        0.28
  Net realized and unrealized gain (loss) on securities     1.35       (0.57)      (0.45)        (0.62)       (0.55)      (0.94)
                                                          ------      ------      ------        ------       ------      ------
  Total income (loss) from investment operations            1.44        0.17        0.14         (0.18)       (0.13)      (0.66)
                                                          ------      ------      ------        ------       ------      ------
Distributions:
  Distributions from net investment income                 (0.09)      (0.74)      (0.59)        (0.44)       (0.42)      (0.28)
  Distributions from net realized gain on securities          --          --          --            --           --          --
                                                          ------      ------      ------        ------       ------      ------
  Total distributions                                      (0.09)      (0.74)      (0.59)        (0.44)       (0.42)      (0.28)
                                                          ------      ------      ------        ------       ------      ------
Net asset value at end of period                          $11.35      $ 9.43      $ 9.55        $ 9.38       $ 9.45      $ 9.06
                                                          ======      ======      ======        ======       ======      ======
TOTAL RETURN                                               14.42%       1.53%       1.48%         1.89%       (1.27)%     (6.75)%
                                                          ======      ======      ======        ======       ======      ======
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets                   1.82%       2.00%       1.90%         1.78%        1.80%       1.80%
  Ratio of expenses to average net assets before
    expense reductions                                      2.76%       2.37%       3.08%         2.55%        2.22%       2.56%
  Ratio of net investment income (loss) to average net
    assets                                                  1.29%       7.30%       6.21%         4.63%        4.10%       2.98%
  Portfolio turnover rate                                     62%         72%        183%           98%         469%          9%
  Number of shares outstanding at end of period (000's)      552          69         179           600           31         450
  Net assets at the end of period (000's)                 $6,261      $  652      $1,704        $5,633       $  294      $4,074

                                                                FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                                                      ---------------------------------------------------------------
                                                                 MUNICIPAL                  MODERATE     CONSERVATIVE
                                                       MONEY       MONEY       GROWTH        GROWTH         GROWTH
                                                       MARKET      MARKET     LIFESTYLE    LIFESTYLE      LIFESTYLE
                                                        FUND        FUND        FUND          FUND           FUND
                                                      --------   ----------   ---------   ------------   ------------
PER SHARE DATA
Net asset value at beginning of year                   $ 1.00      $ 1.00      $10.00        $10.00         $10.00
                                                       ------      ------      ------        ------         ------
Income (loss) from investment operations:
  Net investment income (loss)                           0.04        0.01        0.06          0.12           0.18
  Net realized and unrealized gain (loss) on
    securities                                             --          --        1.89          1.41           1.05
                                                       ------      ------      ------        ------         ------
  Total income (loss) from investment operations         0.04        0.01        1.95          1.53           1.23
                                                       ------      ------      ------        ------         ------
Distributions:
  Distributions from net investment income              (0.04)      (0.01)      (0.05)        (0.11)         (0.17)
  Distributions from net realized gain on securities       --          --          --            --             --
                                                       ------      ------      ------        ------         ------
  Total distributions                                   (0.04)      (0.01)      (0.05)        (0.11)         (0.17)
                                                       ------      ------      ------        ------         ------
Net asset value at end of period                       $ 1.00      $ 1.00      $11.90        $11.42         $11.06
                                                       ======      ======      ======        ======         ======
TOTAL RETURN                                             3.93%       1.42%      19.52%        15.26%         12.21%
                                                       ======      ======      ======        ======         ======
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets                1.55%       1.80%       0.10%         0.10%          0.10%
  Ratio of expenses to average net assets before
    expense reductions                                   2.23%       2.69%       0.10%         0.10%          0.10%
  Ratio of net investment income (loss) to average
    net assets                                           3.97%       1.42%       0.66%         1.40%          2.11%
  Portfolio turnover rate                                 N/A         N/A           9%           11%            10%
  Number of shares outstanding at end of period
    (000's)                                             6,058       2,841         413           486            532
  Net assets at the end of period (000's)              $6,058      $2,841      $4,915        $5,553         $5,880

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders.

Statement of Additional Information ("SAI"): The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your broker, or the Funds at:

Telephone: 1-877-999-2434

American General Web-Site Address: http://www.agfundgroup.com

You can review the Funds' reports and SAI at the public Reference Room of the SEC.

You can get text only copies:
    - For a fee, by electronic request at publicinfo@sec.gov or by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009, Telephone: 1-202-942-8090.
    - Free from the EDGAR database on the Commission's Internet website at http://www.sec.gov.

Investment Company Act File No. 811-08875 (AGSPC 2)

VA 10856 VER. 3/00

                  American General Series Portfolio Company 2

                          Institutional Class I Shares

                                 March 1, 2000

The American General Series Portfolio Company 2 (the "Series Company") is an open-end mutual fund made up of separate Funds (the "Funds"). In this prospectus, "we", "us", and "our" refers to the American General Fund Group. Institutional Class I Shares of these Funds are available to you only through an employer retirement plan. Different employer plans choose different combinations of funds, so all of the funds discussed in this prospectus may not be available in your plan. Please check your employer-provided plan documents for available investments.

ACTIVELY MANAGED EQUITY FUNDS:
THESE FUNDS INVEST MOSTLY IN STOCKS AND ARE DESIGNED TO INCREASE THE VALUE OF YOUR INVESTMENT OVER THE LONG TERM.
    American General International Growth Fund ("International Growth Fund") American General International Value Fund ("International Value Fund") American General Large Cap Growth Fund ("Large Cap Growth Fund")
    American General Large Cap Value Fund ("Large Cap Value Fund")
    American General Mid Cap Growth Fund ("Mid Cap Growth Fund")
    American General Mid Cap Value Fund ("Mid Cap Value Fund")
    American General Small Cap Growth Fund ("Small Cap Growth Fund")
    American General Small Cap Value Fund ("Small Cap Value Fund")
    American General Socially Responsible Fund ("Socially Responsible Fund")

BALANCED FUND:
THIS FUND INVESTS IN A COMBINATION OF STOCKS AND BONDS TO ALLOW FOR LONG-TERM GROWTH WHILE REDUCING MARKET RISKS.
    American General Balanced Fund ("Balanced Fund")

INCOME FUNDS:
THESE FUNDS ARE DESIGNED TO PROVIDE CURRENT INCOME WHILE CONSERVING CAPITAL.
    American General Core Bond Fund ("Core Bond Fund")
    American General Domestic Bond Fund ("Domestic Bond Fund")
    American General High Yield Bond Fund ("High Yield Bond Fund")
    American General Strategic Bond Fund ("Strategic Bond Fund")

LIFESTYLE FUNDS:
THESE FUNDS ALLOCATE ASSETS TO OTHER AMERICAN GENERAL FUNDS IN ORDER TO PROVIDE A DIVERSIFIED, LESS RISKY INVESTMENT.
    American General Conservative Growth Lifestyle Fund ("Conservative Growth Lifestyle Fund")
    American General Growth Lifestyle Fund ("Growth Lifestyle Fund")
    American General Moderate Growth Lifestyle Fund ("Moderate Growth Lifestyle Fund")

MONEY MARKET FUND:
THIS FUND PROVIDES LIQUIDITY AND PRESERVATION OF CAPITAL.
    American General Money Market Fund ("Money Market Fund")

NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The SEC maintains an internet website at http://www.sec.gov that contains the Statement of Additional Information ("SAI"), material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

                               TABLE OF CONTENTS


TOPIC                                                          PAGE
-----                                                          ----
RISK/RETURN SUMMARIES: INVESTMENTS, RISKS, AND PERFORMANCE       3
    Balanced Fund                                                3
    Conservative Growth Lifestyle Fund                           5
    Core Bond Fund                                               8
    Domestic Bond Fund                                          11
    Growth Lifestyle Fund                                       14
    High Yield Bond Fund                                        17
    International Growth Fund                                   20
    International Value Fund                                    22
    Large Cap Growth Fund                                       25
    Large Cap Value Fund                                        27
    Mid Cap Growth Fund                                         29
    Mid Cap Value Fund                                          31
    Moderate Growth Lifestyle Fund                              33
    Money Market Fund                                           37
    Small Cap Growth Fund                                       39
    Small Cap Value Fund                                        41
    Socially Responsible Fund                                   44
    Strategic Bond Fund                                         46
MORE ABOUT PORTFOLIO INVESTMENTS                                49
WELCOME TO AMERICAN GENERAL CORPORATION (ADVISER AND
  SUB-ADVISER INFORMATION)                                      53
ACCOUNT INFORMATION                                             59
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                     61
FINANCIAL HIGHLIGHTS                                            70

           RISK/RETURN SUMMARIES: INVESTMENTS, RISKS, AND PERFORMANCE

--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Balanced

INVESTMENT ADVISER
The Variable Annuity Life Insurance Company ("VALIC")

INVESTMENT SUB-ADVISER
Capital Guardian Trust Company

INVESTMENT OBJECTIVE
Seeks balanced accomplishment of (i) conservation of principal and (ii) long-term growth of capital and income through investment in fixed-income and equity securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests in a combination of fixed-income and equity securities in order to maintain the value of your principal investment and provide you with capital growth and income over the long term. We select securities for the Fund's portfolio by identifying fixed-income (bonds and preferred stock) and equity (stock) securities that represent fundamental values at reasonable prices. We implement this philosophy using a system of portfolio managers, under which a different group of portfolio managers makes investment decisions for the fixed-income and equity portions of the Fund.

Fixed-income Portion: Up to 75% of the Fund's total assets may be invested in fixed-income securities rated A or better by Moody's Investors Service ("Moody's") or Standard & Poor ("S&P") or of comparable investment quality. The Sub-Adviser is not required to sell the security, however, if the rating is downgraded. At all times, at least 25% of the Fund's total assets are invested in fixed-income senior securities. The Fund may hold up to 20% of its total assets in high-yielding, high risk fixed-income securities ("junk bonds").

Equity Portion: Up to 75% of the Fund's total assets may be invested in equity securities listed on national securities exchanges or in the national over-the-counter market, NASDAQ. Equity securities include American Depositary Receipts ("ADRs"), which are certificates issued by a U.S. depositary bank, representing foreign shares held by the bank. ADRs carry the same currency, political and economic risks as the underlying foreign shares. Up to 10% of the Fund's total assets may be invested in the securities of U.S. small capitalization companies ("Small Caps"). Small Caps are companies that have total assets (capitalization) of approximately $150 million to $1.25 billion. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Prepayment Risk: Prepayment risk refers to the risk that issuers of fixed-income securities will make payments earlier than anticipated. During periods of falling interest rates, the Fund may invest in new securities with lower interest rates, thus reducing the stream of cash payments that flow through the Fund.

Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities that are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed-income securities involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed-income securities, achievement of the Fund's investment objective is dependent upon the Sub-Adviser's investment analysis. Accordingly, the Fund's investments may be worth less than what the Fund paid for them.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Value Investing Risk: The risk that the portfolio manager's judgment that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class I Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                         ANNUAL RETURN CLASS I = 12.13%

Best Quarter:                   4th 1999     6.75%
Worst Quarter:                  3rd 1999     (5.19)%


The table compares the average annual returns for calendar year 1999 to that of a broad measure of market performance and to a blend of two indices ("Balanced Blend"). The Balanced Blend is composed of 40% Lehman Brothers Government and Corporate Index and 60% S&P 500 Index. Each is a widely recognized, unmanaged index. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                  12.13%
40% Lehman Brothers Government
  and Corporate Index/60% S&P
  500 Index:                                  11.40%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                 None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)          None
Maximum account fee                                             None

ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------
Management fees                                                 0.80%
Other expenses                                                  1.77%
                                                               -----
Total annual fund operating expenses                            2.57%
                                                               =====
Fee waiver and/or expense reimbursement                        (1.62)%
                                                               -----
Net Expenses                                                    0.95%
                                                               =====

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$97     $303     $526     $1,171

--------------------------------------------------------------------------------
CONSERVATIVE GROWTH LIFESTYLE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Lifestyle

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks current income and low to moderate growth of capital through investments in a combination of the Series Company Funds ("Underlying Funds"). This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the market risks of either the Growth Lifestyle Fund or the Moderate Growth Lifestyle Fund. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges and Underlying Fund choices for this Fund, as of the time of print.

International Equity Securities                                5%-15%
    (These Funds invest at least 65% in non-U.S. companies.)
    Underlying Funds:
    American General International Value Fund
    American General International Growth Fund
Small Capitalization Equity Securities                         5%-15%
    (These Funds invest in the equities of small
      capitalization companies.)
    Underlying Funds:
    American General Small Cap Value Fund
    American General Small Cap Growth Fund
Medium Capitalization Equity Securities                        5%-15%
    (These Funds invest in the equities of medium
      capitalization companies.)
    Underlying Funds:
    American General Mid Cap Value Fund
    American General Mid Cap Growth Fund
Large Capitalization Equity Securities                        25%-35%
    (These Funds invest in the equities of large
      capitalization companies.)
    Underlying Funds:
    American General Large Cap Growth Fund
    American General Large Cap Value Fund
Bonds                                                         30%-50%
    (These Funds invest in fixed-income securities, at least
      65% of which are investment grade.)
    Underlying Funds:
    American General Core Bond Fund
    American General Domestic Bond Fund

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

The Fund is a non-diversified investment company under the Investment Company Act of 1940 (the "1940 Act") because it invests in a limited number of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

The allocation among the different Underlying Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically, there should not be any sudden large-scale changes in the Fund's asset allocations.

The Fund's performance is directly related to the performance of the Underlying Funds in which it invests. Changes in the net asset values of the Underlying Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Funds to meet their investment objectives.

Investment in the Underlying Funds involves manager risk. Manager Risk is the risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

The Fund is also subject to the risk that a Fund that is non-diversified under the 1940 Act will invest more of its assets in fewer issuers and, therefore, is more likely to be adversely affected by a downturn in any one issuer or security.

The securities that Underlying Funds invest in also involve various risks:
Credit Risk (applies to Core Bond): The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Derivatives Risk (Domestic Bond, International Value, Large Cap Growth): The risk that loss may result from a Fund's investments in put and call options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

Foreign Securities Risks (applies to each of the above Underlying Funds except for Mid Cap Growth and Mid Cap Value):

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk (applies to Core Bond): Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk (applies to all Underlying Funds): There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Management Style Risk (applies to Mid Cap Growth): The risk that the portfolio manager's judgments that a particular security is undervalued relative to its growth potential in the securities markets may prove incorrect.

Market Risk (applies to all Underlying Funds): Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Quantitative Method Risk (applies to Large Cap Value): The different factors that go into the quantitative analysis can be changed periodically. The weight of each factor may also change; thus, the analytical model may have different historical or future performance compared to the Fund.

Small Capitalization Company Risk (applies to Core Bond, Domestic Bond, International Growth, International Value, Small Cap Growth, and Small Cap Value): The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Value Investing Risk (applies to Domestic Bond, International Value, Small Cap Value, Mid Cap Value and Large Cap Value): The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class I Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                         ANNUAL RETURN CLASS I = 13.63%

Best Quarter:                     4th 1999     10.90%
Worst Quarter:                    3rd 1999     (2.96)%


The table compares the average annual returns for calendar year 1999 to that of a blended index, calculated by including the pro rata portion of each of the Underlying Fund's respective indices, and the S&P 500 Index, composed of 500 common stocks which are chosen by Standard & Poor's Corporation. The S&P 500 Index approximates the general distribution of industries in the U.S. economy, captures the price performance of a large cross-section of the publicly traded stock market. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                  13.63%
Conservative Growth Lifestyle
  Blended Benchmark:                          10.63%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

                      SHAREHOLDER FEES
                      ----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        None
Maximum account fee                                           None

               ANNUAL FUND OPERATING EXPENSES
               ------------------------------
Management fees                                               0.10%
Other expenses                                                0.00%
                                                              -----
Total annual fund operating expenses                          0.10%
                                                              =====


The numbers below show the total combined operating expenses as a percentage of net assets, including indirect expenses of the Underlying Funds, after expense reimbursements. This reflects total average weighted combined operating expenses.


Total Combined Operating Expenses:                            1.00%

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$10     $32      $57      $129

--------------------------------------------------------------------------------
CORE BOND FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Income

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
American General Investment Management, L.P. ("AGIM")

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with conservation of capital through investments in medium to high quality fixed-income securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests at least 65% of its total assets in medium to high quality fixed-income securities rated investment grade or higher, or in securities issued or guaranteed by the U.S. Government, mortgage-backed or asset-backed securities. U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by the full faith and credit of the U.S. Government; the right of the issuer to borrow from the U.S. Treasury; the credit of the issuing government agency; or the authority of the U.S. Government to purchase obligations of the agency. A portion of the 65% may also be invested in U.S. dollar-denominated fixed-income securities issued by foreign issuers, although the Fund currently intends to limit these investments to no more than 40% of its total assets. The Sub-Adviser is not required to dispose of a security if its rating is downgraded. Up to 10% of the Fund's total assets may be invested in lower quality fixed-income securities ("junk bonds"), those rated below Baa3 by Moody's and BBB by S&P.

Up to 35% of the Fund's total assets may be invested in interest-bearing short-term investments, such as commercial paper, bankers' acceptances, bank certificates of deposit, and other cash equivalents and cash. Equity securities, including common or preferred stocks, convertible securities, and warrants, may comprise up to 20% of the Fund's total assets. See "More About Portfolio Investments."

The Fund is actively traded. The frequency of Fund transactions is reflected in its portfolio turnover rate, 469% for the fiscal year ended October 31, 1999. The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the average of the value of the portfolio securities. A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, thus increasing the Fund's operating expenses. The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at your ordinary income tax rate.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Prepayment Risk: Prepayment risk refers to the risk that issuers of fixed-income securities will make payments earlier than anticipated. During periods of falling interest rates, the Fund may invest in new securities with lower interest rates, thus reducing the stream of cash payments that flow through the Fund.

Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities that are rated below investment grade. Fixed-income securities rated below BBB- by S&P or Baa3 by Moody's are considered to be below investment grade. Fixed-income securities with a below investment grade rating present a comparatively greater risk of default in the timely payment of interest and principal than fixed-income securities rated as investment grade. These lower rated securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed-income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed-income securities achievement of the Fund's investment objective is dependent upon the Sub-Adviser's investment analysis. Accordingly, the Fund's investments may become worth less than what the Fund paid for them.

The lower rated but higher yielding fixed-income securities purchased by the Fund may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield fixed-income securities are often issued by smaller, less creditworthy companies or by companies with substantial debt. The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor VALIC or a Sub-Adviser relies on in evaluating lower-rated fixed-income securities. The analysis by VALIC or the Sub-Adviser of a lower rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. VALIC or the Sub-Adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class I Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]
                        ANNUAL RETURN CLASS I = (0.92)%

Best Quarter:                  3rd 1999     0.42%
Worst Quarter:                 2nd 1999     (1.23)%


The table compares the average annual returns for calendar year 1999 to that of the Lehman Brothers Aggregate Bond Index, a total return index measuring both the capital price changes and the income underlying the universe of securities, weighted by market value outstanding. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                (0.92)%
Lehman Brothers Aggregate Bond Index:       (0.83)%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                 None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)          None
Maximum account fee                                             None
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------
Management fees                                                 0.48%
Other expenses                                                  1.29%
                                                                -----
                                                                -----
Total annual fund operating expenses                            1.77%
                                                                -----
Fee waiver and/or expense reimbursement                         (0.84)%
                                                                -----
Net Expenses                                                    0.93%
                                                                -----
                                                                -----

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years   5 Years   10 Years
$95     $297      $516      $1,147

--------------------------------------------------------------------------------
DOMESTIC BOND FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Income

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Capital Guardian Trust Company

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with conservation of capital through investments primarily in investment grade fixed-income securities and other income producing securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests at least 65% of its total assets in investment grade U.S. corporate fixed-income securities, rated at least A by Moody's or S&P, in securities issued or guaranteed by the U.S. Government, Yankee bonds, or in mortgage-backed or asset-backed securities. U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by the full faith and credit of the U.S. Government; the right of the issuer to borrow from the U.S. Treasury; the credit of the issuing government agency; or the authority of the U.S. Government to purchase obligations of the agency. The Sub-Adviser is not required to dispose of a security if its rating is downgraded.

Up to 35% of total assets may be invested in non-U.S. investment grade intermediate and long-term corporate fixed-income securities rated at least A by Moody's or S&P, including Eurodollar fixed-income securities, securities issued or guaranteed by the Canadian Government, its provinces or their instrumentalities, or interest bearing short-term investments, such as commercial paper, bankers' acceptances, bank certificates of deposit and other cash equivalents and cash. Currently, Eurodollar fixed-income securities will be limited to no more than 20% of the Fund's total assets.

To increase the Fund's earning potential, we may use up to 25% of the Fund's assets to make some higher risk investments in mortgage-related securities or bonds rated less than A by Moody's or S&P. No minimum rating requirement applies to these junk bonds. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities that are rated below investment grade. Fixed-income securities rated below BBB- by S&P or Baa3 by Moody's are considered to be below investment grade. Fixed-income securities with a below investment grade rating present a comparatively greater risk of default in the timely payment of interest and principal than fixed-income securities rated as investment grade. These lower rated securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed-income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed-income securities achievement of the Fund's investment objective is dependent upon the Sub-Adviser's investment analysis. Accordingly, the Fund's investments may become worth less than what the Fund paid for them.

The lower rated but higher yielding fixed-income securities purchased by the Fund may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield fixed-income securities are often issued by smaller, less creditworthy companies or by companies with substantial debt. The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor VALIC or a Sub-Adviser relies on in evaluating lower-rated fixed-income securities. The analysis by VALIC or the Sub-Adviser of a lower rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. VALIC or the Sub-Adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects.

Prepayment Risk: Prepayment risk refers to the risk that issuers of fixed-income securities will make payments earlier than anticipated. During periods of falling interest rates, the Fund may invest in new securities with lower interest rates, thus reducing the stream of cash payments that flow through the Fund.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class I Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]


                        ANNUAL RETURN CLASS I = (3.09)%

Best Quarter:                    4th 1999      (0.24)%
Worst Quarter:                   1st 1999      (1.49)%



The table compares the average annual returns for calendar year 1999 to that of the Lehman Brothers Aggregate Bond Index, a total return index measuring both the capital price changes and the income underlying the universe of securities, weighted by market value outstanding. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                  (3.09)%
Lehman Brothers Aggregate Bond Index:         (0.83)%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)         None
Maximum account fee                                            None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                                 0.60%
Other expenses                                                  1.50%
                                                               -----
Total annual fund operating expenses                            2.10%
                                                               =====
Fee waiver and/or expense reimbursement                        (1.19)%
                                                               -----
Net Expenses                                                    0.91%
                                                               =====

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$93     $290     $505     $1,124

--------------------------------------------------------------------------------
GROWTH LIFESTYLE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Lifestyle

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks growth through investments in a combination of the Series Company Funds ("Underlying Funds"). This Fund is suitable for investors seeking the potential for capital growth that a fund investing predominately in equity securities may offer. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges and Underlying Fund choices for this Fund, as of the time of print.

International Equity Securities                               25%-35%
    (These Funds invest at least 65% in non-U.S. companies.)
    Underlying Funds:
    American General International Value Fund
    American General International Growth Fund
Small Capitalization Equity Securities                        15%-25%
    (These Funds invest in the equities of small
      capitalization companies.)
    Underlying Funds:
    American General Small Cap Value Fund
    American General Small Cap Growth Fund
Medium Capitalization Equity Securities                       10%-20%
    (These Funds invest in the equities of medium
      capitalization companies.)
    Underlying Funds:
    American General Mid Cap Value Fund
    American General Mid Cap Growth Fund
Large Capitalization Equity Securities                        20%-30%
    (These Funds invest in the equities of large
      capitalization companies.)
    Underlying Funds:
    American General Large Cap Growth Fund
    American General Large Cap Value Fund
Bonds                                                         5%-15%
    (These Funds invest in fixed-income securities, at least
      65% of which are investment grade.)
    Underlying Funds:
    American General Core Bond Fund
    American General Domestic Bond Fund
    American General High Yield Bond Fund

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

The Fund is a non-diversified investment company under the 1940 Act because it invests in a limited number of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

The allocation among the different Underlying Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically, there should not be any sudden large-scale changes in the Fund's asset allocations.

The Fund's performance is directly related to the performance of the Underlying Funds in which it invests. Changes in the net asset values of the Underlying Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Funds to meet their investment objectives.

Investment in the Underlying Funds involves manager risk. Manager risk is the risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

The Fund is also subject to the risk that a Fund that is non-diversified under the 1940 Act will invest more of its assets in fewer issuers and, therefore, is more likely to be adversely affected by a downturn in any one issuer or security.

The securities that Underlying Funds invest in also involve various risks:
Credit Risk (applies to Core Bond): The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Derivatives Risk (Domestic Bond, International Value, Large Cap Growth): The risk that loss may result from a Fund's investments in put and call options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

Foreign Securities Risks (applies to each of the above Underlying Funds except for Mid Cap Growth and Mid Cap Value):

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk (applies to Core Bond): Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk (applies to all Underlying Funds): There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Management Style Risk (applies to Mid Cap Growth): The risk that the portfolio manager's judgments that a particular security is undervalued relative to its growth potential in the securities markets may prove incorrect.

Market Risk (applies to all Underlying Funds): Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Quantitative Method Risk (applies to Large Cap Value): The different factors that go into the quantitative analysis can be changed periodically. The weight of each factor may also change; thus, the analytical model may have different historical or future performance compared to the Fund.

Small Capitalization Company Risk (applies to Core Bond, Domestic Bond, International Growth, International Value, Small Cap Growth, and Small Cap Value): The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Value Investing Risk (applies to Domestic Bond, International Value, Small Cap Value, Mid Cap Value and Large Cap Value): The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class I Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                         ANNUAL RETURN CLASS I = 28.85%

Best Quarter:                   4th 1999      20.40%
Worst Quarter:                  3rd 1999     (2.26)%


The table compares the average annual returns for calendar year 1999 to that of a blended index, calculated by including the pro rata portion of each of the Underlying Fund's respective indices, and the S&P 500 Index, composed of 500 common stocks which are chosen by Standard & Poor's Corporation. The S&P 500 Index approximates the general distribution of industries in the U.S. economy, captures the price performance of a large cross-section of the publicly traded stock market. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                  28.85%
Growth Lifestyle Blended
  Benchmark:                                  18.43%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                 None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)          None
Maximum account fee                                             None
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------
Management fees                                                 0.10%
Other expenses                                                  0.00%
                                                                -----
Total annual fund operating expenses                            0.10%
                                                                =====


The numbers below show the total combined operating expenses as a percentage of net assets, including indirect expenses of the Underlying Funds, after expense reimbursements. This reflects total average weighted combined operating expenses.



Total Combined Operating Expenses:                              1.09%

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years   5 Years   10 Years
$10     $32       $57       $129

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Income

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AGIM

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed-income securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
At least 65% of the Fund's total assets are invested in below-investment grade U.S. and foreign junk bonds. These high yielding, high risk fixed-income securities are rated below Baa3 by Moody's and BBB- by S&P. Up to 15% can be rated below Caa3 by Moody's or CCC- by S&P. The Fund may also invest up to 35% of total assets in below-investment grade foreign fixed-income securities.

To balance this risk, the Fund may invest up to 35% in investment grade securities, those rated Baa3 or higher by Moody's and BBB- or higher by S&P. In addition, the Fund may invest up to 15% in zero coupon securities (securities not paying current cash interest), and up to 20% of total assets in equity securities. Equity securities includes common or preferred stocks, warrants, and convertible securities. The Sub-Adviser is not required to dispose of a bond that is downgraded to below-investment grade. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Prepayment Risk: Prepayment risk refers to the risk that issuers of fixed-income securities will make payments earlier than anticipated. During periods of falling interest rates, the Fund may invest in new securities with lower interest rates, thus reducing the stream of cash payments that flow through the Fund.

Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities that are rated below investment grade. Fixed-income securities rated below BBB- by S&P or Baa3 by Moody's are considered to be below investment grade. Fixed-income securities with a below investment grade rating present a comparatively greater risk of default in the timely payment of interest and principal than fixed-income securities rated as investment grade. These lower rated securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed-income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed-income securities achievement of the Fund's investment objective is dependent upon the Sub-Adviser's investment analysis. Accordingly, the Fund's investments may become worth less than what the Fund paid for them.

The lower rated but higher yielding fixed-income securities purchased by the Fund may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield fixed-income securities are often issued by smaller, less creditworthy companies or by companies with substantial debt. The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor VALIC or a Sub-Adviser relies on in evaluating lower-rated fixed-income securities. The analysis by VALIC or the Sub-Adviser of a lower rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. VALIC or the Sub-Adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class I Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                         ANNUAL RETURN CLASS I = 4.21%

Best Quarter:                    1st 1999      3.84%
Worst Quarter:                   3rd 1999     (1.48)%


The table compares the average annual returns for calendar year 1999 to that of the Salomon Smith Barney High Yield Market Index, a widely recognized, unmanaged index covering a significant portion of the below-investment grade U.S. corporate bond market. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                   4.21%
Salomon Smith Barney High Yield
  Market Index:                                1.74%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption
  proceeds, whichever is lower)                               None
Maximum account fee                                           None


ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                                0.70%
Other expenses                                                 1.35%
                                                              -----
Total annual fund operating expenses                           2.05%
                                                              =====
Fee waiver and/or expense reimbursement                       (0.92)%
                                                              -----
Net Expenses                                                   1.13%
                                                              =====


VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year                 3 Years                5 Years                10 Years
$115                   $359                   $623                   $1,379

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Jacobs Asset Management

INVESTMENT OBJECTIVE
Seeks to provide long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund must invest at least 65% of its total assets in the foreign equity securities of at least three countries outside the United States. Since the Fund normally intends to be fully invested, foreign equity securities will usually represent closer to 80-85% of the Fund's total assets. Foreign equity securities include common and preferred stock, convertible preferred stock, rights, and warrants, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. depositary bank, representing foreign shares held by the bank, to facilitate trading in foreign securities. GDRs and EDRs are very similar to ADRs. Generally, ADRs are designed for use in U.S. securities markets and EDRs are designed for use in European securities markets. GDRs are designed for use when the issuer is raising capital in more than one market simultaneously, such as the issuer's local market and the U.S. ADRs, EDRs and GDRs each carry the same currency, political and economic risks as the underlying foreign shares.

The Fund may invest up to 40% of total assets in the equity securities of issuers located in emerging market countries. An "emerging market country" is any country which, in the opinion of the Sub-Adviser, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (known as "The World Bank") and the International Finance Corporation. The Fund will focus its emerging market investments on those countries in which the Sub-Adviser believes the economies are developing and the markets are becoming more sophisticated.

We will use a flexible, value-oriented approach to selecting this Fund's investments, focusing on companies rather than on countries or markets. Our goal is to identify stocks selling at the greatest discount to their intrinsic future value. Value is ascertained through an analysis of price/cash flow, enterprise value/cash flow, and price/future earnings. This Fund invests in a wide range of equity securities, including those of smaller capitalization companies ("Small Caps"). Up to 50% of the Fund's total assets may be invested in Small Caps, which are companies that have total assets (capitalization) of approximately $150 million to $1.25 billion. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class I Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                         ANNUAL RETURN CLASS I = 55.75%

Best Quarter:                              4th 1999     44.56%
Worst Quarter:                             1st 1999     (0.78)%


The table compares the average annual returns for calendar year 1999 to that of the Salomon Smith Barney Primary Market Index. The Salomon Smith Barney Primary Market Index is a sub-index of the Salomon Smith Barney Broad Market Index, which measures the performance of equities from 23 countries and 18 regions throughout the world. Each company with equity capital of at least $100 million is tracked by the Salomon Smith Barney Index. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                            55.75%
Salomon Smith Barney Primary Market
  Index:                                                24.51%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)         None
Maximum account fee                                            None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                                 0.90%
Other expenses                                                  1.85%
                                                               -----
Total annual fund operating expenses                            2.75%
                                                               =====
Fee waiver and/or expense reimbursement                        (1.47)%
                                                               -----
Net Expenses                                                    1.28%
                                                               =====

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$130    $406     $703     $1,550

--------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Capital Guardian Trust Company

INVESTMENT OBJECTIVE
Seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund must invest at least 65% of its total assets in foreign securities. Since the Fund normally intends to be fully invested, foreign equity securities will usually represent closer to 80-85% of the Fund's total assets. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets.

Up to 90% of the amount invested in foreign securities may be invested in put and call options on foreign currencies and forward currency contracts. A put option on foreign currency is a security that gives the Fund the right to sell a particular foreign currency within a stated period of time. A call option on foreign currency gives the Fund the right to buy a particular foreign currency within a stated period of time. A forward currency contract is an agreement to buy or sell foreign currency at an agreed-upon price and date.

The Fund may invest in the equity securities of issuers located in emerging market countries. An "emerging market country" is any country which, in the opinion of the Sub-Adviser, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (known as "The World Bank") and the International Finance Corporation. The Fund will focus its emerging market investments on those countries in which the Sub-Adviser believes the economies are developing and the markets are becoming more sophisticated.

This Fund may invest up to 10% of total assets in the securities of foreign small capitalization companies ("Foreign Small Caps"). Foreign Small Caps are companies that have total assets (capitalization) of approximately $150 million to $1.25 billion. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Derivatives Risk: The risk that loss may result from a Fund's investments in put and call options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Value Investing Risk: The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class I Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]
                         ANNUAL RETURN CLASS I = 66.11%

Best Quarter:                    4th 1999      27.28%
Worst Quarter:                   3rd 1999       7.78%


The table compares the average annual returns for calendar year 1999 to that of the Salomon Smith Barney Primary Market Index. The Salomon Smith Barney Primary Market Index is a sub-index of the Salomon Smith Barney Broad Market Index, which measures the performance of equities from 23 countries and 18 regions throughout the world. Each company with equity capital of at least $100 million is tracked by the Salomon Smith Barney Index. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                   66.11%
Salomon Smith Barney Primary
  Market Index:                                24.51%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                 None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)          None
Maximum account fee                                             None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                                1.00%
Other expenses                                                 1.68%
                                                              -----
Total annual fund operating expenses                           2.68%
                                                              =====
Fee waiver and/or expense reimbursement                       (1.51)%
                                                              -----
Net Expenses                                                   1.17%
                                                              =====

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years   5 Years   10 Years
$119    $372      $645      $1,425

--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Goldman Sachs Asset Management

INVESTMENT OBJECTIVE
Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests at least 65% of its total assets in the equity securities of large cap U.S. issuers. Large cap U.S. issuers include the largest 1,000 companies by market capitalization traded in the United States.

The Fund will be managed utilizing Goldman Sachs' Quantitative Equity Strategy. The acronym "CORE" (Computer-Optimized and Research Enhanced) reflects the three step investment process the team uses to select securities. First, we estimate the returns of 3000 U.S. stocks and foreign securities using a combination of research from the Goldman Sachs Global Investment Research Department, other industry sources and objective quantitative analysis. Next, the Fund's investment portfolio is constructed by balancing expected returns against portfolio risk, trading fees and investment objectives. The Fund is intended to be constructed with minimum deviations from the sector, risk statistics and macroeconomic sensitivity of the Fund's benchmark, the Russell 1000(R) Growth Index. A proprietary multi-factor model is used in seeking to ensure risks taken are both intended and are warranted due to expected return. Lastly, the Fund is traded regularly and rebalanced in seeking to ensure all positions are in line with current market outlooks and benchmark weights.

The Fund may invest up to 25% of total assets in the equity securities of other U.S. and foreign issuers. The securities of the foreign issuers must be traded in the United States. This includes convertible securities, ADRs and GDRs. ADRs are certificates issued by a U.S. depositary bank, representing foreign shares held by the bank, to facilitate trading in foreign securities. GDRs are very similar to ADRs. Generally, ADRs are designed for use in the United States securities markets, while GDRs are designed for use when the issuer is raising capital in more than one market simultaneously, such as the issuer's local market and the U.S. ADRs and GDRs each carry the same currency, political and economic risks as the underlying foreign shares. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Derivatives Risk: The risk that loss may result from a Fund's investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class I Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                         ANNUAL RETURN CLASS I = 36.74%

Best Quarter:                    4th 1999      23.94%
Worst Quarter:                   3rd 1999      (2.57)%


The table compares the average annual returns for calendar year 1999 to that of the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index is a sub-index of the Russell 3000(R) Index. The Russell 3000(R) Index follows the 3,000 largest U.S. companies, based on total market capitalization. The Russell 1000(R) Growth Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, focusing on those with higher price-to-book ratios and higher forecasted growth values. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                  36.74%
Russell 1000(R) Growth Index:                 33.16%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        None
Maximum account fee                                           None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                                0.55%
Other expenses                                                 1.63%
                                                              -----
Total annual fund operating expenses                           2.18%
                                                              =====
Fee waiver and/or expense reimbursement                       (1.20)%
                                                              -----
Net Expenses                                                   0.98%
                                                              =====

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$100    $312     $543     $1,206

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
State Street Bank & Trust Company/State Street Global Advisers

INVESTMENT OBJECTIVE
Seeks to provide total returns that exceed over time the Russell 1000(R) Value Index through investment in equity securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

The Russell 1000(R) Value Index is a sub-index of the Russell 1000(R) Index, which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, focusing on those with lower price-to-book ratios and lower forecasted growth values. As of June 30, 1999, the latest Russell index reconstitution date, the average market capitalization in the Russell 1000(R) Index was $12.1 billion.

INVESTMENT STRATEGY
The Fund will invest at least 65% of total assets in the equity securities of the largest 1200 companies by market capitalization traded in the United States. The Sub-Adviser combines financial accounting data with earnings forecasts provided by many security analysts. This quantitative method allows the Sub-Adviser to quickly and systematically evaluate large amounts of data. The constructed portfolio is well-diversified, maintaining industry and sector exposures and macroeconomic and risk characteristics that are similar to the Index.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Market Risk also refers to the risk that the value of the securities purchased by the Fund may decline as a result of economic, political or market conditions or an issuer's financial circumstances. Because the Fund maintains sector weights at a similar level to that of the Index, your investment may experience similar changes in value and share similar risks. In order to avoid unintended exposures to economic factors, including the direction of the economy, interest rates, energy prices and inflation, we maintain the proportion of equity securities from different economic sectors in this Fund's portfolio at a level similar to that of the Index.

Quantitative Method Risk: The different factors that go into the quantitative analysis can be changed periodically. The weight of each factor may also change; thus, the analytical model may have different historical or future performance compared to the Fund.

Value Investing Risk: The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class I Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                         ANNUAL RETURN CLASS I = 5.40%

Best Quarter:                      2nd 1999   12.63%
Worst Quarter:                     3rd 1999   (9.71)%


The table compares the average annual returns for calendar year 1999 to that of the Russell 1000(R) Value Index. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                  5.40%
Russell 1000(R) Value Index:                  7.35%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)         None
Maximum account fee                                            None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                                 0.50%
Other expenses                                                  1.79%
                                                               -----
Total annual fund operating expenses                            2.29%
                                                               =====
Fee waiver and/or expense reimbursement                        (1.36)%
                                                               -----
Net Expenses                                                    0.93%
                                                               =====

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$95     $297     $516     $1,147

--------------------------------------------------------------------------------
MID CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Brown Capital Management, Inc.

INVESTMENT OBJECTIVE
Seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is a secondary objective. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
This Fund will invest at least 65% of total assets in the equity securities of medium capitalization companies. Medium capitalization companies generally include companies with a market capitalization of $1 to $10 billion. We will seek to achieve capital appreciation through an opportunistic investment strategy with a growth bias. This Fund will purchase equity securities of those companies that appear to be undervalued relative to their growth potential in the securities markets, because the companies are presently out of favor, not well known or possess value that is not currently recognized by the investment community. The Sub-Adviser uses a "bottom up" approach to select specific investments, employing analysis that contains elements of traditional dividend discount and earnings yield models, establishes predicted relative valuation for equity and fixed-income markets, and determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market. Although the Fund's portfolio securities generally will be acquired for the long term, they may be sold under some of the following circumstances when the Sub-Adviser believes that: a) the anticipated price appreciation has been achieved or is no longer probable; b) alternative investments offer superior total return prospects; or c) fundamentals change adversely.

Up to 35% of the Fund's total assets may be invested in other domestic equity securities, including common and preferred stocks, and convertible securities. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Management Style Risk: The risk that the portfolio manager's judgments that a particular security is undervalued relative to its growth potential in the securities markets may prove incorrect.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class I Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                         ANNUAL RETURN CLASS I = 3.39%

Best Quarter:                     4th 1999     16.84%
Worst Quarter:                    3rd 1999    (11.90)%


The table compares the average annual returns for calendar year 1999 to that of the Russell Midcap(TM) Growth Index. The Russell Midcap(TM) Growth Index focuses on Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:      3.39%
Russell Midcap(TM) Growth Index:  51.29%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                 None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)          None
Maximum account fee                                             None
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------

Management fees                                                 0.65%
Other expenses                                                  1.18%
                                                               -----
Total annual fund operating expenses                            1.83%
                                                               =====
Fee waiver and/or expense reimbursement                        (0.91)%
                                                               -----
Net Expenses                                                    0.92%
                                                               =====

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$94     $294     $510     $1,136

--------------------------------------------------------------------------------
MID CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Neuberger Berman Management Inc.

INVESTMENT OBJECTIVE
Seeks capital growth, through investment in equity securities of medium capitalization companies using a value-oriented investment approach. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
This Fund invests at least 65% of total assets in equity securities of medium capitalization established companies, using a value-oriented investment approach intended to increase capital with reasonable risk. Medium capitalization companies include companies with the characteristics of companies included in the Russell Midcap(TM) Index. As of June 30, 1999, the largest company included in the Russell Midcap(TM) Index had an approximate market capitalization of $11.2 billion, while the average market capitalization was approximately $3.9 billion.

We choose securities we believe are undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. When selecting securities for this Fund, we also consider other factors, including ownership by a company's management of the company's stock and the dominance of a company in its particular field. Up to 35% of the Fund's total assets may be invested in other equity securities, including common and preferred stocks, convertible securities, and related equities. See "More About Portfolio Investments."

The Fund may participate in the Initial Public Offering ("IPO") market, and a portion of the Funds' returns may be attributable to the Fund's investments in IPOs. There is no guarantee that as the Fund's assets grow that it will experience significant improvement in performance by investing in IPOs.

The Fund is actively traded. The frequency of Fund transactions is reflected in its portfolio turnover rate, % for the fiscal year ended October 31, 1999. The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the average of the value of the portfolio securities. A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, thus increasing the Fund's operating expenses. The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at your ordinary income tax rate.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Value Investing Risk: The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class I Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                         ANNUAL RETURN CLASS I = 23.80%

Best Quarter:                     2nd 1999     16.64%
Worst Quarter:                    3rd 1999    (11.25)%


The table compares the average annual returns for calendar year 1999 to that of the Russell Midcap(TM) Value Index. The Russell Midcap(TM) Value Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, focusing on those with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index is a sub-index of the Russell 3000(R)Index. The Russell 3000(R) Index follows the 3,000 largest U.S. companies, based on total market capitalization. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                   23.80%
Russell Midcap(TM) Value Index:                (0.11)%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                 None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)          None
Maximum account fee                                             None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                                 0.75%
Other expenses                                                  1.76%
                                                               -----
Total annual fund operating expenses                            2.51%
                                                               =====
Fee waiver and/or expense reimbursement                        (1.34)%
                                                               -----
Net Expenses                                                    1.17%
                                                               =====

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Year   5 Year   10 Year
$119    $372     $645     $1,425

--------------------------------------------------------------------------------
MODERATE GROWTH LIFESTYLE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Lifestyle

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks growth and current income through investments in a combination of the Series Company Funds ("Underlying Funds"). This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the substantial market risks of the Growth Lifestyle Fund. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges and Underlying Fund choices for this Fund, as of the time of print.

International Equity Securities                               10%-20%
    (These Funds invest at least 65% in non-U.S. companies.)
    Underlying Funds:
    American General International Value Fund
    American General International Growth Fund
Small Capitalization Equity Securities                        10%-20%
    (These Funds invest in the equities of small
      capitalization companies.)
    Underlying Funds:
    American General Small Cap Value Fund
    American General Small Cap Growth Fund
Medium Capitalization Equity Securities                       10%-20%
    (These Funds invest in the equities of medium
      capitalization companies.)
    Underlying Funds:
    American General Mid Cap Value Fund
    American General Mid Cap Growth Fund
Large Capitalization Equity Securities                        25%-35%
    (These Funds invest in the equities of large
      capitalization companies.)
    Underlying Funds:
    American General Large Cap Growth Fund
    American General Large Cap Value Fund
Bonds                                                         20%-30%
    (These Funds invest in fixed-income securities, at least
      65% of which are investment grade.)
    Underlying Funds:
    American General Core Bond Fund
    American General Domestic Bond Fund

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

The Fund is a non-diversified investment company under the 1940 Act because it invests in a limited number of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.

INVESTMENT RISKS
The allocation among the different Underlying Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically, there should not be any sudden large-scale changes in the Fund's asset allocations.

The Fund's performance is directly related to the performance of the Underlying Funds in which it invests. Changes in the net asset values of the Underlying Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Funds to meet their investment objectives.

Investment in the Underlying Funds involves manager risk. Manager risk is the risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

The Fund is also subject to the risk that a Fund that is non-diversified under the 1940 Act will invest more of its assets in fewer issuers and, therefore, is more likely to be adversely affected by a downturn in any one issuer or security.

The securities that Underlying Funds invest in also involve various risks:
Credit Risk (applies to Core Bond): The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Derivatives Risk (Domestic Bond, International Value, Large Cap Growth): The risk that loss may result from a Fund's investments in put and call options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

Foreign Securities Risks (applies to each of the above Underlying Funds except for Mid Cap Growth and Mid Cap Value):

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk (applies to Core Bond): Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk (applies to all Underlying Funds): There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Management Style Risk (applies to Mid Cap Growth): The risk that the portfolio manager's judgments that a particular security is undervalued relative to its growth potential in the securities markets may prove incorrect.

Market Risk (applies to all Underlying Funds): Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Quantitative Method Risk (applies to Large Cap Value): The different factors that go into the quantitative analysis can be changed periodically. The weight of each factor may also change; thus, the analytical model may have different historical or future performance compared to the Fund.

Small Capitalization Company Risk (applies to Core Bond, Domestic Bond, International Growth, International Value, Small Cap Growth, and Small Cap Value): The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Value Investing Risk (applies to Domestic Bond, International Value, Small Cap Value, Mid Cap Value and Large Cap Value): The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class I Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                         ANNUAL RETURN CLASS I = 18.69%

Best Quarter:                  4th 1999       14.22%
Worst Quarter:                 3rd 1999       (3.28)%


The table compares the average annual returns for calendar year 1999 to that of a blended index, calculated by including the pro rata portion of each of the Underlying Fund's respective indices, and the S&P 500 Index, composed of 500 common stocks which are chosen by Standard & Poor's Corporation. The S&P 500 Index approximates the general distribution of industries in the U.S. economy, captures the price performance of a large cross-section of the publicly traded stock market. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                  18.69%
Moderate Growth Lifestyle
  Blended Benchmark:                          13.77%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a        None
  percentage of offering price)
Maximum deferred sales charge (load) (as a percentage of      None
  purchase or redemption proceeds, whichever is lower)
Maximum account fee                                           None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                               0.10%
Other expenses                                                0.00%
                                                              -----
Total annual fund operating expenses                          0.10%
                                                              =====


The numbers below show the total combined operating expenses as a percentage of net assets, including indirect expenses of the Underlying Funds, after expense reimbursements. This reflects total average weighted combined operating expenses.



Including indirect expenses of the Underlying Funds, after expense reimbursements. This reflects total average weighted combined operating expenses.


Total Combined Operating Expenses:                            1.03%

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$10     $32      $57      $129

--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Stability

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks liquidity, protection of capital and current income through investments in short-term money market instruments. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. In accordance with Rule 2a-7 of the 1940 Act, such securities must mature in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to reduce risk and minimize any fluctuation in the share price.

The investments this Fund may buy include:
- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities
- Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion
- Commercial paper sold by corporations and finance companies
- Corporate debt obligations with remaining maturities of 13 months or less
- Repurchase agreements
- Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)
- Asset-backed securities
- Loan participations
- Adjustable rate securities
- Variable Rate Demand Notes
- Illiquid and restricted securities (limited to 10% of the Fund's net assets at all times)
- Rule 144A securities (liquid)

INVESTMENT RISKS
The Fund invests in short-term money market securities, which present low credit and interest rate risks. Because the risk to the money you invest is low, the potential for profit is also low. The rate of income for the Money Market Fund varies daily depending on short-term interest rates.

Because of the following principal risks, the value of your investment may fluctuate:

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class I Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                         ANNUAL RETURN CLASS I = 4.70%

Best Quarter:                   4th 1999     1.27%
Worst Quarter:                  1st 1999     1.04%

The table shows the Fund's seven-day yield as of a recent date. Please call Customer Service at 1-877-999-2434 for the most current yield information. The Fund's past performance does not necessarily indicate how it will perform in the future.


February 15, 2000:
7 Day Current Yield                          5.23%
7 Day Effective Yield                        5.36%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)         None
Maximum account fee                                            None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                                 0.25%
Other expenses                                                  1.60%
                                                               -----
Total annual fund operating expenses                            1.85%
                                                               =====
Fee waiver and/or expense reimbursement                        (1.17)%
                                                               -----
Net Expenses                                                    0.68%
                                                               =====

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$69     $218     $379     $850

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
J.P. Morgan Investment Management Inc.

INVESTMENT OBJECTIVE
Seeks to provide long-term growth from a portfolio of equity securities of small capitalization growth companies. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
At least 65% of the Fund's total assets are invested in the equity securities of small capitalization companies, which are companies whose approximate market capitalizations are greater than $150 million and less than $1.25 billion. These equities include U.S. and foreign common and preferred stocks, warrants and rights, and convertible securities. On an industry-by-industry basis, the Fund's weightings are similar to those of the Russell 2000(R) Growth Index. Within each industry, the Fund invests in equity securities that the Sub-Adviser's research and valuation process indicate are undervalued. The greater a company's estimated worth compared to the current market price of its equity securities, the more undervalued the company.

The Fund may invest up to 35% of total assets in other equity securities of U.S. and foreign large and medium capitalization issuers, including those equities listed above, and the securities of investment companies. Large and medium capitalization issuers are those companies with total assets of approximately $1 billion or more. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you may lose money:

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class I Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                         ANNUAL RETURN CLASS I = 62.47%

Best Quarter:                       4th 1999   42.91%
Worst Quarter:                      1st 1999   (0.77)%


The table compares the average annual returns for calendar year 1999 to that of the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index is a sub-index of the Russell 3000(R) Index. The Russell 3000(R) Index follows the 3,000 largest U.S. companies, based on total market capitalization. The Russell 2000(R) Growth Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, focusing on those with higher price-to-book ratios and higher forecasted growth values. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                  62.47%
Russell 2000(R) Growth Index:                 43.09%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)         None
Maximum account fee                                            None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                                 0.85%
Other expenses                                                  1.57%
                                                               -----
Total annual fund operating expenses                            2.42%
                                                               =====
Fee waiver and/or expense reimbursement                        (1.14)%
                                                               -----
Net Expenses                                                    1.28%
                                                               =====

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$130    $406     $703     $1,550

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Fiduciary Management Associates, Inc. (actively managed portion)

INVESTMENT OBJECTIVE
Seeks maximum long-term return, consistent with reasonable risk to principal, by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGIES
This Fund invests at least 65% of its total assets in equity securities of small capitalization companies, which are companies whose total market capitalizations range from approximately $150 million to $1.25 billion and companies included in the Russell 2000(R) Index ("Index"). One portion of the Fund's investment portfolio will be actively managed and the other portion will be passively managed.

Actively Managed Portion (50%): In analyzing and selecting investments for the actively managed portion of the Fund's investment portfolio, we look for market themes and changes that signal opportunity. We seek companies with lower price-to-earnings ratios, strong cash flow, good credit lines and clean or improving balance sheets. At any given time, this portion of the Fund's investment portfolio will be invested in a diversified group of small capitalization equity securities in several industries. The Fund will invest primarily in U.S. companies with seasoned management or a track record as part of a larger company.

Passively Managed Portion (50%): This portion of the Fund is comprised of a sampling of stocks in the Index that, as a group, should reflect its performance. Since it may not be possible for this Fund to buy every stock included in the Index or in the same proportions, the Fund will select stocks to purchase by utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole.

The Fund may invest up to 35% of its total assets in short-term investments, such as foreign and domestic money market instruments, certificates of deposit, bankers acceptances, time deposits, U.S. Government obligations, agency securities, high quality commercial paper, repurchase agreements, and short-term corporate fixed-income securities. U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by the full faith and credit of the U.S. Government; the right of the issuer to borrow from the U.S. Treasury; the credit of the issuing government agency; or the authority of the U.S. Government to purchase obligations of the agency. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you may lose money:

Foreign Securities Risks:
    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Value Investing Risk: The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class I Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                        ANNUAL RETURN CLASS I = (4.72)%%

Best Quarter:                    2nd 1999      11.78%
Worst Quarter:                   1st 1999     (12.69)%


The table compares the average annual returns for calendar year 1999 to that of the Russell 2000(R) Value Index. The Russell 2000(R) Value Index is a sub-index of the Russell 3000(R) Index. The Russell 3000(R) Index follows the 3,000 largest U.S. companies, based on total market capitalization. The Russell 2000(R) Value Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, focusing on those with lower price-to-book ratios and lower forecasted growth values. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                   (4.72)%
Russell 2000(R) Value Index:                   (1.49)%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)         None
Maximum account fee                                            None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                                 0.75%
Other expenses                                                  1.93%
                                                               -----
Total annual fund operating expenses                            2.68%
                                                               =====
Fee waiver and/or expense reimbursement                        (1.57)%
                                                               -----
Net Expenses                                                    1.11%
                                                               =====

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$113    $353     $612     $1,356

--------------------------------------------------------------------------------
SOCIALLY RESPONSIBLE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks to obtain growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund will invest at least 80% of total assets in the equity securities of companies meeting the Fund's social criteria. To find out which companies meet the Fund's social criteria, we rely on industry classifications, research services such as the Investor Responsibility Research Center ("IRRC").

The Fund does not invest in companies that are significantly engaged in:
- the production of nuclear energy;
- the manufacture of weapons or delivery systems;
- the manufacture of alcoholic beverages or tobacco products;
- the operation of gambling casinos; or
- business practices or the production of products that significantly pollute the environment.

At least once a year, the IRRC surveys state laws to see if there are any new or revised state laws that govern or affect the investments of public funds. If the survey shows that at least 20 states have adopted laws that restrict public funds from being invested in a clearly definable category of investments, this category is automatically added to our social criteria list.

Up to 20% of the Fund's total assets may be invested in high quality money market securities and warrants, or in other types of equity securities of companies meeting social criteria, including American Depositary Receipts ("ADRs"), foreign securities, preferred stock, and convertible securities. ADRs are certificates issued by a U.S. depositary bank, representing foreign shares held by the bank, to facilitate trading in foreign securities. ADRs carry the same currency, political and economic risks as the underlying foreign shares. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of these principal risks, the value of your investment may fluctuate and you could lose money:

Foreign Securities Risk:

A foreign security is a security issued by an entity domiciled or incorporated outside of the U.S. Among the principal risks of owning foreign securities:

    Political risk - the chance of a change in government and the assets of the company being taken away.

    Currency risk - a change in the value of the foreign currency compared to the dollar. If the foreign currency declines in value, your investment valued in U.S. dollars will decline even if the value of the foreign stock or bond is unchanged.


    Limited information risk - foreign companies generally are not regulated to the degree U.S. companies are and may not report all of the information we are used to getting. To minimize taxes they may not report some income or they may report higher expenses.


    Sovereign Risk - the risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk - foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Developing Country Risk - the risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk - the risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Social Criteria Risk: If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments, even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class I Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                         ANNUAL RETURN CLASS I = 18.55%

Best Quarter:                     4th 1999     14.23%
Worst Quarter:                    3rd 1999     (6.99)%


The table compares the average annual returns for calendar year 1999 to that of the S&P 500 Index, composed of 500 common stocks which are chosen by Standard & Poor's Corporation. The Index approximates the general distribution of industries in the U.S. economy, captures the price performance of a large cross-section of the publicly traded stock market. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                   18.55%
S&P 500 Index:                                 21.05%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        None

SHAREHOLDER FEES
----------------
Maximum account fee                                           None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                                0.25%
Other expenses                                                 1.64%
                                                              -----
Total annual fund operating expenses                           1.89%
                                                              -----
                                                              -----
Fee waiver and/or expense reimbursement                       (1.21)%
                                                              -----
Net Expenses                                                   0.68%
                                                              -----
                                                              -----

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$69     $218     $379     $850

--------------------------------------------------------------------------------
STRATEGIC BOND FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Income

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AGIM

INVESTMENT OBJECTIVE
Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests at least 65% of total assets in a broad range of fixed-income securities, including
- investment grade bonds (rated Baa or higher by Moody's and BBB or higher by S&P)
- U.S. Government and agency obligations
- mortgage backed securities
- U.S., Canadian, and foreign high risk, high yield bonds (rated C or higher by Moody's and CC or higher by S&P, or comparable unrated securities)

Up to 25% of the Fund's total assets may be invested in foreign emerging market debt, and up to an additional 25% in non-U.S. dollar bonds. The Fund may also invest up to 20% of total assets in equity securities, such as common and preferred stocks, convertible securities, and warrants.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Prepayment Risk: Prepayment risk refers to the risk that issuers of fixed-income securities will make payments earlier than anticipated. During periods of falling interest rates, the Fund may invest in new securities with lower interest rates, thus reducing the stream of cash payments that flow through the Fund.

Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities that are rated below investment grade. Fixed-income securities rated below BBB- by S&P or Baa3 by Moody's are considered to be below investment grade. Fixed-income securities with a below investment grade rating present a comparatively greater risk of default in the timely payment of interest and principal than fixed-income securities rated as investment grade. These lower rated securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed-income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed-income securities achievement of the Fund's investment objective is dependent upon the Sub-Adviser's investment analysis. Accordingly, the Fund's investments may become worth less than what the Fund paid for them.

The lower rated but higher yielding fixed-income securities purchased by the Fund may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield fixed-income securities are often issued by smaller, less creditworthy companies or by companies with substantial debt. The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor VALIC or a Sub-Adviser relies on in evaluating lower-rated fixed-income securities. The analysis by VALIC or the Sub-Adviser of a lower rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. VALIC or the Sub-Adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class I Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                         ANNUAL RETURN CLASS I = 4.67%

Best Quarter:                               4th 1999      3.32%
Worst Quarter:                              2nd 1999     (0.81)%


The table compares the average annual returns for calendar year 1999 to that of the Lehman Brothers Aggregate Bond Index, a total return index measuring both the capital price changes and the income underlying the universe of securities, weighted by market value outstanding. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                              4.67%
Lehman Brothers Aggregate Bond Index:                    (0.83)%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)         None
Maximum account fee                                            None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                                0.60%
Other expenses                                                 1.90%
                                                              -----
Total annual fund operating expenses                           2.50%
                                                              =====
Fee waiver and/or expense reimbursement                       (1.47)%
                                                              -----
Net Expenses                                                   1.03%
                                                              =====

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year                 3 Years  5 Years  10 Years
$105                   $328     $570     $1,264

--------------------------------------------------------------------------------
MORE ABOUT PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

Each Fund's principal investment strategies and risks are summarized above. More information about types of portfolio investments is shown below. Funds may invest in other investments and may use investment techniques not described in this prospectus. All Money Market Fund investments must comply with Rule 2a-7 of the 1940 Act, which allows the purchase of only high quality money market instruments. The Lifestyle Funds invest in other Funds described in this Prospectus and thus are not specifically mentioned below. Please refer to the SAI for more information about investments.

ASSET-BACKED SECURITIES
Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans. All of the Funds except International Growth Fund, International Value Fund, Large Cap Growth, and Mid Cap Growth may invest in asset-backed securities.

DEPOSITARY RECEIPTS
ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank. ADRs in which a Fund may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs. All of the Funds except for the Money Market Fund and the Strategic Bond Fund may purchase ADRs.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. We consider ADRs, EDRs and GDRs to be foreign securities. The Balanced Fund, Core Bond Fund, Domestic Bond Fund, High Yield Bond Fund, International Growth Fund, International Value Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund and Socially Responsible Fund may invest in EDRs and GDRs. The Large Cap Growth Fund may invest in GDRs but may not invest in EDRs.

EQUITY SECURITIES
Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.

Stocks are one type of equity security. Each share of stock represents a part of the ownership of the company. The holder of stock participates in the growth of the company through the stock price and receipt of dividends. All the Funds may invest in equities except for the Money Market Fund, though equities may not be a primary strategy for each Fund.

Generally, there are three types of stocks:

    1. Common stock -- Common stock usually has voting rights, which allow an investor to vote for the company Board of Directors. Common stock also gives each owner a share in a company's profits through dividend payments or the capital appreciation of the security.
    2. Preferred stock -- Each share of preferred stock allows the holder to get a fixed dividend before the common stock shareholders receive any dividends on their shares.
    3. Convertible preferred stock -- A stock with a fixed dividend which the holder may exchange for a certain amount of common stock.

Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depository receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and foreign equity securities, such as ADRs, GDRs and EDRs.

FIXED-INCOME SECURITIES
Fixed-income securities include a broad array of short-, medium- and long-term obligations, including notes and bonds. Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Fixed-income securities generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity.

Bonds are one type of fixed-income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock.

The types of bonds that most Funds purchase, for example, includes U.S. Government bonds and investment grade corporate bonds. VALIC and the Sub-Advisers will not necessarily dispose of a bond if its ratings are downgraded to below investment grade. All of the Funds except Mid Cap Growth Fund and the Money Market Fund may invest in investment grade bonds. Of those that invest in bonds, only the Balanced Fund, Core Bond Fund, Domestic Bond Fund, High Yield Bond Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value, and Strategic Bond Fund may also invest in below-investment grade bonds.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short-term (generally less than 12 months), intermediate (one to 10 years), and long-term (10 years or more). Commercial paper is a specific type of corporate or short-term note. In fact, it's very short-term, being paid in less than 270 days, though most commercial paper matures in 50 days or less.

Bonds are not the only type of fixed-income security. Other fixed-income securities include, for example, U.S. and foreign corporate fixed-income securities, including convertible securities (bonds, debentures, notes and other similar instruments) and corporate commercial paper; mortgage-related and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, preferred or preference stock, catastrophe bonds, and loan participations; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; fixed-income securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Fixed-income securities may be acquired with warrants attached.

FOREIGN CURRENCY
Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Generally, the International Growth Fund and the International Value Fund may also buy and sell foreign currencies to settle transactions for foreign securities bought or sold in the Fund. All the Funds except for the Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Money Market Fund and the Small Cap Value Fund may invest in foreign currency.

FOREIGN SECURITIES
Securities of foreign issuers may be denominated in foreign currencies, except with respect to the Money Market Fund and the Core Bond Fund which may only invest in U.S. dollar-denominated securities of foreign issuers. The Large Cap Growth Fund may only invest in the equity securities of foreign issuers that are traded in the United States. Generally, all of the Funds may invest in foreign securities except for Mid Cap Growth Fund.

Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, fixed-income securities issued by foreign governments, corporations and supranational organizations, and ADRs, EDRs and GDRs. See "Depositary Receipts".

FUTURES AND OPTIONS
Futures and options are considered derivative securities, since the value of the future or option is derived in part from the value and characteristics of another security. A "future" is a contract which involves the sale of a security for future delivery. An "option" gives the buyer the opportunity to buy or sell a security at a set price on or before a date specified in the contract. A call option buyer thinks the stock price may go up in the future, while a put option buyer thinks the stock price may go down. All of the Funds except for International Growth Fund, Mid Cap Growth Fund and Money Market Fund may invest in derivatives.

The Funds use stock and bond futures to invest cash and cash equivalents to:
- Write (sell) exchange traded covered put and call options on securities and stock indices.
- Purchase exchange traded put and call options on securities and stock indices.
- Purchase and sell exchange traded financial futures contracts.
- Write (sell) covered call options and purchase exchange traded put and call options on financial futures contracts.
- Write (sell) covered call options and purchase non-exchange traded call and put options on financial futures contracts.

ILLIQUID SECURITIES
An illiquid security is one that may not be frequently traded or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Illiquid securities include, but are not limited to, time deposits and repurchase agreements not maturing within seven days and restricted securities. Non-money market funds may invest up to 15% in illiquid securities, while money market funds are limited to 10%. This restriction applies at all times to all assets.

A restricted security is one that has not been registered with the SEC and, therefore, cannot be sold in the public market. Securities eligible for sale under Rule 144A and commercial paper offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, are not deemed by VALIC or the Fund's Sub-Adviser to be illiquid solely by reason of being restricted. Instead, VALIC or the Sub-Adviser will determine whether such securities are liquid based on trading markets and pursuant to guidelines adopted by the Series Company's Board of Trustees. If VALIC or the Sub-Adviser concludes that a security is not liquid, that investment will be included within the Fund's limitation on illiquid securities.

INVESTMENT COMPANIES
All of the Funds may invest in the securities of other open-end or closed-end investment companies subject to the limitations imposed by the 1940 Act. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by an investment company in which it invests.

INVESTMENT FUNDS
Some countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted through investment funds which have been specifically authorized. International Growth Fund, International Value Fund, Large Cap Growth Fund, Mid Cap Value Fund and Small Cap Growth Fund may invest in investment funds.

LOAN PARTICIPATIONS
A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans. All of the Funds except the Mid Cap Value Fund may invest in loan participations.

MONEY MARKET SECURITIES
A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by VALIC or a Sub-Adviser. All the Funds may invest in money market securities, though it is not a primary strategy for all Funds.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of times of high quality money market securities include:
- Cash and cash equivalents
- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities
- Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion
- Commercial paper sold by corporations and finance companies
- Corporate debt obligations with remaining maturities of 13 months or less
- Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities.

MORTGAGE-RELATED SECURITIES
Mortgage-related securities include, but are not limited to, mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities. All of the Funds except for International Growth Fund, International Value Fund, Mid Cap Growth Fund, Money Market Fund and the Socially Responsible Fund may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Payments of interest and principal on these securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities. Mortgage-related securities are subject to interest rate risk and prepayment risk.

Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (i.e., securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (i.e., securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, private mortgage insurance companies and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized mortgage obligations ("CMOs") are hybrid mortgage-related instruments. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity, coupon, and prepayment preference. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds.

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

REAL ESTATE SECURITIES
Real estate securities are securities issued by companies that invest in real estate or interests therein. All of the Funds except for the Domestic Bond Fund and the High Yield Bond Fund may invest in real estate securities and real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity.

REPURCHASE AGREEMENTS
A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short-term loan (usually for one day to one week). The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss. A repurchase agreement of more than 7 days duration is illiquid. A Fund may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this Prospectus may invest in repurchase agreements.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS
A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. If a Fund's positions in reverse repurchase agreements or similar transactions are not covered by liquid assets in a segregated account, such transactions would be subject to the Funds' limitations on borrowings. The Funds will not borrow money, except as provided in each Fund's investment restrictions. Reverse repurchase agreements may be entered into by all Funds except the Mid Cap Growth Fund.

The Core Bond Fund, High Yield Bond Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and the Strategic Bond Fund may enter into dollar rolls. In a dollar roll transaction, a Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date.

STRUCTURED SECURITIES
The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. The Balanced Fund, Core Bond Fund, Domestic Bond Fund, High Yield Bond Fund, and the Strategic Bond Fund may enter into structured securities.

SWAP AGREEMENTS
Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. The Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and the Strategic Bond Fund may enter into swap agreements.

U.S. GOVERNMENT SECURITIES
All the Funds may invest in U.S. Government securities. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, the Tennessee Valley Authority and the Small Business Authority are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are, therefore, not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.

VARIABLE AMOUNT DEMAND MASTER NOTES
Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. The Balanced Fund, Core Bond Fund, Domestic Bond Fund, High Yield Bond Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, and the Strategic Bond Fund may invest in the variable amount demand master notes.

VARIABLE RATE DEMAND NOTES
Variable rate demand notes ("VRDNs") are either taxable or tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. The Money Market Fund may also may invest in participation VRDNs, which provide a Fund with an undivided interest in underlying VRDNs held by major investment banking institutions. All the Funds may invest in VRDNs.

WARRANTS AND RIGHTS
Warrants and rights are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities. All of the Funds except for the Mid Cap Growth Fund and the Money Market Fund may invest in warrants and rights.

WHEN-ISSUED SECURITIES
When-issued securities are those investments that have been announced by the issuer and will soon be on the market. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit. All of the Funds except the Mid Cap Value Fund and the Money Market Fund may invest in when-issued securities.

--------------------------------------------------------------------------------
WELCOME TO AMERICAN GENERAL CORPORATION
--------------------------------------------------------------------------------

American General Corporation, with assets of $111 billion and shareholders' equity of $15 billion as of December 31, 1999, is the parent company of one of the nation's largest diversified financial services organizations. American General's operating divisions deliver a wide range of retirement services, life insurance, and consumer finance products and services to diverse markets through focused distribution channels. American General, headquartered in Houston, was incorporated as a general business corporation in Texas in 1980 and is the successor to American General Insurance Company, an insurance company incorporated in Texas in 1926.

American General Fund Group is the mutual fund division of American General Corporation. The address of American General Corporation and its subsidiaries, including VALIC and American General Investment Management, L.P. ("AGIM"), is 2929 Allen Parkway, Houston, Texas 77019.

INVESTMENT ADVISER
VALIC, a stock life insurance company, has been in the investment advisory business since 1960, and is the investment adviser for all the Funds. VALIC had approximately $61 billion in assets under management, as of December 31, 1999. VALIC and AGIM, a Sub-Adviser, are both members of the American General Corporation group of companies. Each entity is a registered investment adviser with the SEC. Several of VALIC's principal officers, directors and portfolio managers hold similar positions with AGIM.

As Investment Adviser, VALIC oversees the Fund's day to day operations, supervises the purchase and sale of Fund investments, and performs the cash management function. VALIC employs Investment Sub-Advisers who make investment decisions for most of the Funds.

In addition to the Funds shown in this prospectus, VALIC serves as investment adviser to the following Funds which are not described in this Prospectus:
American General Mid Cap Index Fund, American General Small Cap Index Fund, American General Stock Index Fund, American General Municipal Bond Fund, American General Municipal Money Market Fund and the American General Science & Technology Fund. The American General Municipal Bond Fund and American General Municipal Money Market Fund are sub-advised by AGIM, and the American General Science & Technology Fund is sub-advised by T. Rowe Price Associates, Inc. These Funds are presented in separate prospectuses, also dated March 1, 2000.

VALIC makes investment decisions for and is directly responsible for the day-to-day management of the Lifestyle Funds, the Socially Responsible Fund, and the Money Market Fund. The investment advisory agreement between VALIC and the Series Company provides for the Series Company to pay all expenses not specifically assumed by VALIC. Examples of the expenses paid by the Series Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts. These expenses are allocated to each Fund in a manner approved by the Board of Trustees.

Teresa Moro has been the Money Market Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1991, Ms. Moro has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company managed by VALIC and as Portfolio Manager of the American General Series Portfolio Company Money Market Fund.

Magali E. Azema-Barac is responsible for the equity group. She heads the team making investment decisions for the Socially Responsible Fund and the passively managed portion of the Small Cap Value Fund. Ms. Azema-Barac joined American General in September, 1999. From 1995 to 1999, she worked on the equity desk of USWest Investment Management Company in Englewood, Colorado, where she incepted and managed an enhanced equity portfolio.

HOW VALIC IS PAID FOR ITS SERVICES

Each Fund pays VALIC a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard the Fund's investments. From time to time VALIC, the Sub-Advisers and/or the Distributor may voluntarily undertake to reduce a Fund's expenses by reducing the fees payable to them or bearing certain expenses.

                                                             ADVISORY FEE PAID TO VALIC
FUND NAME                                               (AS A % OF AVERAGE DAILY NET ASSETS)
---------                                               -------------------------------------
Balanced Fund                                           0.80% on the first $25 million
                                                        0.65% on the next $25 million
                                                        0.45% on assets over $50 million
Conservative Growth Lifestyle Fund                      0.10%
Core Bond Fund                                          0.50% on the first $200 million
                                                        0.45% on the next $300 million
                                                        0.40% on assets over $500 million
Domestic Bond Fund                                      0.60% on the first $50 million
                                                        0.45% on the next $50 million
                                                        0.43% on the next $200 million
                                                        0.40% over $300 million
Growth Lifestyle Fund                                   0.10%
High Yield Bond Fund                                    0.70% on the first $200 million
                                                        0.60% on the next $300 million
                                                        0.55% on assets over $500 million
International Growth Fund                               0.90% on the first $100 million
                                                        0.80% on assets over $100 million
International Value Fund                                1.00% on the first $25 million
                                                        0.85% on the next $25 million
                                                        0.675% on the next $200 million
                                                        0.625% on assets over $250 million
Large Cap Growth Fund                                   0.55%
Large Cap Value Fund                                    0.50%
Mid Cap Growth Fund                                     0.65% on the first $25 million
                                                        0.55% on the next $25 million
                                                        0.45% on assets over $50 million

                                                             ADVISORY FEE PAID TO VALIC
FUND NAME                                               (AS A % OF AVERAGE DAILY NET ASSETS)
---------                                               -------------------------------------
Mid Cap Value Fund                                      0.75% on the first $100 million
                                                        0.725% on the next $150 million
                                                        0.70% on the next $250 million
                                                        0.675% on the next $250 million
                                                        0.65% on the assets over $750 million
Moderate Growth Lifestyle Fund                          0.10%
Money Market Fund                                       0.25%
Small Cap Growth Fund                                   0.85%
Small Cap Value Fund                                    0.75% on the first $50 million
                                                        0.65% on the assets over $50 million
Socially Responsible Fund                               0.25%
Strategic Bond Fund                                     0.60% on the first $200 million
                                                        0.50% on the next $300 million
                                                        0.45% on assets over $500 million

INVESTMENT SUB-ADVISERS

For some of the Funds, VALIC works with investment Sub-Advisers through an agreement each entered into with VALIC. Sub-Advisers are financial service companies that specialize in certain types of investing. However, VALIC still retains ultimate responsibility for managing the Funds. The Sub-Adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.

According to the agreements we have with the Sub-Advisers, we will receive investment advice for each sub-advised Fund. Under these agreements we give the Sub-Advisers the authority to buy and sell securities for these Funds. We retain the responsibility for the overall management of these Funds. The Sub-Advisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select. The Sub-Advisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Sub-Adviser as allowed by law. This could include any affiliated futures commission merchants.

The 1940 Act permits Sub-Advisers, under certain conditions, to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker cannot be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Sub-Adviser's affiliated broker may be considered reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.

The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. The Series Company and the Sub-Advisers have entered into written contracts, as required by the 1940 Act, to allow the Sub-Adviser's affiliate to effect these types of transactions for commissions.

VALIC and the Sub-Advisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.

In selecting Sub-Advisers, the Trustees of the Series Company carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-Adviser; (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the Sub-Advisers' personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid by VALIC to each Sub-Adviser. The Sub-Advisory fees are not paid by the Funds.

The Series Company relies upon an exemptive order from the SEC which permits VALIC, subject to certain conditions, to select new sub-advisers or replace existing sub-advisers without first obtaining shareholder approval for the change. The Board of Trustees, including a majority of the "independent" Trustees, must approve each new sub-advisory agreement. This allows VALIC to act more quickly to change sub-advisers when it determines that a change is beneficial to shareholders by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, the Series Company will provide investors with information about each new sub-adviser and its sub-advisory agreement within 90 days of the hiring of a new sub-adviser. VALIC is responsible for selecting, monitoring, evaluating and allocating assets to the Sub-advisers and oversees the Sub-advisers' compliance with the relevant Fund's investment objective, policies and restrictions.

The Sub-Advisers are:

AGIM
2929 Allen Parkway, Houston, Texas 77015
Founded: 1998

AGIM is the Sub-Adviser for the Core Bond Fund, Domestic Bond Fund, High Yield Bond Fund, Money Market Fund, and the Strategic Bond Fund. AGIM was formed in 1998 as a successor to the investment management division of American General Corporation, and is an indirect wholly-owned subsidiary of American General Corporation. AGIM also provides investment management and advisory services to pension and profit sharing plans, financial institutions and other investors. Investment decisions for the High Yield Bond Fund and the Strategic Bond Fund are made by teams. Each team meets regularly to review portfolio holdings and discuss purchase and sale activity.

Robert N. Kase, CFA, has been the Core Bond Fund's Portfolio Manager since November 1998. He has been Investment Officer of VALIC since September 1998, and Senior Portfolio Manager of AGIM since September 1998. Previously, Mr. Kase was Senior Portfolio Manager with CL Capital Management, Inc. from September 1992 until July 1998.

Investment decisions for the Strategic Bond Fund are made by a team, headed by Steven Guterman. Mr. Guterman, Executive Vice President, joined the Sub-adviser in June 1998. Previously, Mr. Guterman was with Salomon Brothers, Inc from 1983 to May 1998, where he served as Managing Director from 1996 to May 1998 and with Salomon Brothers Asset Management, Inc., where he was a Senior Portfolio Manager and head of the U.S. Fixed Income Portfolio Group from 1990 to May 1998.

Investment decisions for the High Yield Bond Fund are made by a team, headed by Gordon Massie. Mr. Massie, Senior Vice President, joined the Sub-adviser in April 1998. Previously, Mr. Massie was Director of High Yield Research at American General Corporation from August 1985 to April 1998.

BROWN CAPITAL MANAGEMENT, INC. ("BROWN CAPITAL")
1201 N. Calvert St., Baltimore, Maryland 21202
Founded: 1983

Brown Capital is the Sub-Adviser for the Mid Cap Growth Fund. Brown Capital served as investment adviser to approximately $4.6 billion in assets as of December 31, 1999. Investment decisions for the Mid Cap Growth Fund are made by a team of portfolio managers/analysts organized for that purpose. The team meets regularly to review portfolio holdings and discuss purchase and sale activity.

CAPITAL GUARDIAN TRUST COMPANY ("CAPITAL GUARDIAN")
333 South Hope Street, Los Angeles, California 90071
Founded: 1931

Capital Guardian is the Sub-Adviser for the International Value Fund, the Balanced Fund and the Domestic Bond Fund. Capital Guardian provides investment management services to a limited number of large institutional clients such as employee benefit funds, foundations and endowment funds. As of September 30, 1999, Capital Guardian had more than $275 billion in assets under management.

The Balanced Fund is managed using a system of multiple portfolio managers. Under this system, the Fund is divided into segments, which are assigned to individual managers.

The portfolio managers for the fixed-income portion of the Fund include: (i) Jim Mulally, Senior Vice President of the Sub-Adviser, who has been an investment professional for 22 years and has been with the Sub-Adviser or an affiliate for 19 years; and (ii) Jim Baker, Vice President of the Sub-Adviser, who has been an investment professional for 18 years and has been with the Sub-Adviser or an affiliate for 11 years.

The portfolio managers for the U.S. large cap equity portion of the Fund include: (i) David Fisher, Vice Chairman of the Sub-Adviser, who has been an investment professional for 33 years and has been with the Sub-Adviser or an affiliate for 29 years; (ii) Gene Stein, Executive Vice President of the Sub-Adviser, who has been an investment professional for 27 years and has been with the Sub-Adviser or an affiliate for 26 years; (iii) Michael Ericksen, Senior Vice President of the Sub-Adviser, who has been an investment professional for 18 years and has been with the Sub-Adviser or an affiliate for 12 years; (iv) Ted Samuels, Senior Vice President of the Sub-Adviser, who has been an investment professional for 20 years and has been with the Sub-Adviser or an affiliate for 18 years; and (v) Donnalisa Barnum, Vice President of the Sub-Adviser, who has been an investment professional for 17 years and has been with the Sub-Adviser or an affiliate for 13 years.

The portfolio managers for the U.S. small cap equity portion of the Fund include: (i) Bob Kirby, Chairman Emeritus of the Sub-Adviser, who has been an investment professional for 46 years and has been with the Sub-Adviser or an affiliate for 33 years; (ii) Michael Ericksen, Senior Vice President of the Sub-Adviser, who has been an investment professional for 17 years and has been with the Sub-Adviser or an affiliate for 11 years; and (iii) James Kang, Vice President of Capital Guardian Research Company, an affiliate of the Sub-Adviser, who has been an investment professional for 11 years and has been with the Sub-Adviser or an affiliate for 10 years.

The International Value Fund's portfolio managers include: (i) Robert Ronus, President of the Sub-Adviser, who has been an investment professional for 30 years and has been with the Sub-Adviser or an affiliate for 25 years; (ii) David Fisher, Vice Chairman of the Sub-Adviser, who has been an investment professional for 33 years and has been with the Sub-Adviser or an affiliate for 29 years; (iii) Harmut Giesecke, Senior Vice President and Director of Capital International, Inc., an affiliate of the Sub-Adviser, who has been an investment professional for 27 years and has been with the Sub-Adviser or an affiliate for 26 years; (iv) Nancy Kyle, Senior Vice President of the Sub-Adviser, who has been an investment professional for 25 years and has been with the Sub-Adviser or an affiliate for 8 years; (v) Nilly Sikorsky, Director of The Capital Group of Companies, Inc., the ultimate parent of the Sub-Adviser, who has been an investment professional for 36 years and has been with the Sub-Adviser or an affiliate for 36 years; (vi) Lionel Sauvage, Senior Vice President of the Sub-Adviser, who has been an investment professional for 12 years and has been with the Sub-Adviser or an affiliate for 12 years; (vii) Richard Havas, Sr., Senior Vice President of the Sub-Adviser, who has been an investment professional for 17 years and has been with the Sub-Adviser or an affiliate for 13 years; and (viii) Rudolf Staehelin, Sr., Senior Vice President of Capital International Research, Inc., an affiliate the Sub-Adviser, who has been an investment professional for 21 years and has been with the Sub-Adviser or an affiliate for 17 years.

James S. Baker and James R. Mulally serve as the Domestic Bond Fund's portfolio managers. Mr. Baker, Vice President and fixed-income portfolio manager of an affiliate of the Sub-Adviser, has focused on the application of quantitative valuations to investment grade bonds and portfolios for the Sub-Adviser since 1987. Mr. Mulally, Senior Vice President, Director and Chairman of the Sub-Adviser's Fixed-income Subcommittee, joined the Sub-Adviser in 1980.

FIDUCIARY MANAGEMENT ASSOCIATES, INC. ("FMA")
55 West Monroe Street, Suite #2550, Chicago, Illinois 60603
Founded: 1980 (UAM)

FMA is the Sub-Adviser for the actively managed portion of the assets of the Small Cap Value Fund. FMA is a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), and provides investment management services to corporations, foundations, endowments, pension and profit-sharing plans, trusts, estates and other institutions as well as individuals. As of December 31, 1999, UAM and its affiliates had over $203 billion in assets under management.

Investment decisions are made by a team that consists of portfolio managers and analysts who specialize their research by sectors. Kathryn Vorisek is the lead portfolio manager. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.

GOLDMAN SACHS ASSET MANAGEMENT ("GSAM")
32 Old Slip, New York, New York 10005
Founded: 1869

GSAM is the Sub-Adviser for the Large Cap Growth Fund. As of September 1, 1999, the Investment Management Division ("IMD") was established as a new operating division of Goldman, Sachs & Co. ("Goldman Sachs"). The newly created entity includes GSAM. GSAM provides a wide range of fully discretionary investment advisory services, quantitatively driven and actively managed to U.S. and international equity portfolios, U.S. and global fixed-income portfolios, commodity and currency products and money market accounts. As of December 31, 1999, GSAM, along with other units of IMD, had assets under management of nearly $500 billion.

The Large Cap Growth Fund is managed by the following individuals: Robert C. Jones; Kent A. Clark; Victor H. Pinter; and Melissa Brown. Mr. Jones, Managing Director, joined the Sub-Adviser in 1989. Mr. Clark, Managing Director, joined the Sub-Adviser's quantitative equity management team as a portfolio manager in 1992. Mr. Pinter, Vice President, joined the Sub-Adviser as a research analyst in 1990, and became a portfolio manager in 1992. Ms. Brown, Vice President, joined the Sub-Adviser in 1998. From 1984 to 1998, Ms. Brown was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.

J.P. MORGAN INVESTMENT MANAGEMENT, INC. ("J.P. MORGAN")
522 Fifth Avenue, New York, New York 10036
Founded: 1838


J.P. Morgan is the Sub-Adviser for the Small Cap Growth Fund. Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan provides asset management services to corporations, financial institutions, governments and individuals. As of December 31, 1999, J.P. Morgan and its affiliates had more than $340 billion in assets under management.

Investment decisions are made by a team that consists of portfolio managers and analysts. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.


JACOBS ASSET MANAGEMENT
200 East Broward Boulevard, Suite 1920, Fort Lauderdale, Florida 33301
Founded: 1980 (UAM)

Jacobs Asset Management is the Sub-Adviser for the International Growth Fund. Jacobs Asset Management is a Delaware limited partnership. United Asset Management Corporation ("UAM") is a limited partner of, and owns a controlling interest in, Jacobs Asset Management. Jacobs Asset Management provides investment management and advisory services to corporations, unions, pensions and profit-sharing plans, trusts and estates and other institutions and investors. As of December 31, 1999, UAM and its affiliates had over $203 billion in assets under management.

Investment decisions for the International Growth Fund are made by a team that consists of portfolio managers and analysts who specialize their research by region. Dan Jacobs, President, is the lead portfolio manager and has final approval on purchase and sales. The team meets regularly to review portfolio holdings and discuss purchase and sale activity.

NEUBERGER BERMAN MANAGEMENT, INC. ("NB MANAGEMENT")
605 Third Avenue, Second Floor, New York, New York 10158-0180
Founded: 1939

NB Management is the Sub-Adviser for the Mid Cap Value Fund. NB Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. As of December 31, 1999, NB Management and its affiliates managed approximately $54 billion in assets under management.

Robert I. Gendelman and S. Basu Mullick serve as co-managers of the Mid Cap Value Fund. Messrs. Gendelman and Mullick are Vice Presidents of the Sub-Adviser and Mr. Gendelman is a managing director of Neuberger Berman, LLC. Messrs. Gendelman and Mullick have been associated with the Sub-Adviser since 1994 and 1998, respectively. From 1993 to 1998, Mr. Mullick was a portfolio manager for another investment adviser.

STATE STREET BANK & TRUST COMPANY ("STATE STREET BANK")/STATE STREET GLOBAL ADVISORS ("STATE STREET GLOBAL ADVISORS")
2 International Place, Boston, Massachusetts 02110
Founded: 1792

State Street Global Advisors is the Sub-Adviser for the Large Cap Value Fund. State Street Global Advisors is an operating division of State Street Bank, a wholly-owned subsidiary of State Street Corporation, which had more than $667 billion under management as of December 31, 1999.

The Large Cap Value Fund is managed by a team of investment professionals. In addition to the ongoing activity of portfolio management, the team is responsible for research focused on enhancing the Sub-Adviser's quantitative process.

ADMINISTRATIVE SERVICES
The Series Company has entered into an Administrative Service Agreement ("Service Agreement") with VALIC Retirement Services Company ("Retirement Services") and the Distributor for the provision of recordkeeping and shareholder services to retirement and employee benefit plans. Under the terms of the Service Agreement, the Series Company pays a fee to either Retirement Services or the Distributor. The annual fee, paid monthly, is 0.25% of the aggregate net asset value of each Fund, other than the Lifestyle Funds. Under the Service Agreement, Retirement Services and the Distributor provide recordkeeping services, including the establishment and maintenance of plan and participant accounts and records; participant services, including the provision of customer service representatives to respond to participant inquiries and process telephone transactions; and plan services, including the production of plan documentation and summary plan descriptions.

AMERICAN GENERAL DISTRIBUTORS, INC.
American General Distributors, Inc. is the Distributor of the Funds. The Distributor sells Institutional Class I Shares of the Funds to employer retirement plans. The Distributor transmits the employer orders to buy, sell or transfer shares to the Series Company's designated agent daily. The Distributor is a subsidiary of American General Corporation and acts as distributor of the Funds' shares under an agreement with the Series Company. The Distributor is not required to sell a minimum number of shares to employer retirement plans.

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT MINIMUMS
The employer retirement plan may establish a plan account with an initial purchase of $5 million.

HOW TO BUY SHARES
Institutional Class I shares of each Fund are available to you through your employer plan. Institutional Class I Shares are available to any qualifying employer plan once the plan establishes a minimum account balance of $5 million with the Series Company. A plan's account balance is equal at any time to the aggregate of all amounts contributed by the plan to the Series Company, less the cost of all redemptions by such plan from the Series Company. The Distributor may waive the minimum account balance requirement if it reasonably anticipates that the size of the plan and/or the anticipated amount of contributions will present economies of scale.

As a participant in an employer retirement plan, you do not purchase Institutional Class I Shares of the Funds directly. Rather, Institutional Class I Shares of a Fund are purchased for you when you elect to allocate your retirement contributions to a Fund that is available as an investment option in your retirement or savings plan. You may be permitted to elect different investment options, alter the amounts contributed to your plan, or change how contributions are allocated among your investment options in accordance with your plan's specific provisions. See your plan administrator or employee benefits office for more details.

Investments by individual participants in employer retirement plans are made through their plan sponsor or administrator, who is responsible for transmitting instructions for all orders for the purchase, redemption and exchange of Fund shares. The availability of an investment by a plan participant in the Funds, and the procedures for investing, depend upon the provisions of the plan and whether the plan sponsor or administrator has contracted with the Series Company or designated agent for special processing services.

For more information on how to participate in the Funds through an employee retirement plan, please refer to your plan materials or contact your employee benefits office.

HOW SHARES ARE VALUED
The price of each Class of shares for a Fund is based on net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. The NAV of each Class will be different, depending on the number of Class shares outstanding.

Portfolio securities and other assets are valued based on market price quotations. If market quotations are not readily available, securities are valued by a method that reflects fair value. These are reviewed by the Fund's Board of Trustees. Some Funds hold securities that are primarily listed on foreign exchanges. Foreign exchanges may trade at times or on days when the New York Stock Exchange ("NYSE") is closed, such as on weekends or other days. This will affect the value of the Fund's shares; thus, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

The Money Market Fund and the Municipal Money Market Fund and any securities maturing within 60 days are valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (normally 4 p.m. Eastern Time). Each Fund is open for business each day the NYSE is open.

TRANSFER OR EXCHANGE OF BALANCES
An employer retirement plan may allow you to exchange all or part of your existing plan balance from one investment option to another. Check with your plan administrator for details on the rules governing exchanges in your plan. Exchanges will be accepted by the Series Company only as permitted by your plan. Your plan administrator can explain how frequently exchanges are allowed. The Series Company reserves the right to refuse any exchange purchase request.

TRANSACTION PROCESSING
Purchases, exchanges or redemptions of the Funds' shares are processed as soon as they have been received in good order. Good order means that your request includes complete information on your purchase, exchange or redemption and that the Distributor has received the appropriate payment. The Series Company and the Distributor reserve the right to refuse any order for the purchase of shares. The Series Company also reserves the right to suspend the sale of the Funds' shares in response to conditions in the securities markets or for other reasons.

When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Funds are open but purchases and redemptions cannot be made due to the closure of the banking system.

DIVIDENDS, CAPITAL GAINS AND TAXES
Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividends and any distributions are automatically reinvested in the same Fund.

Dividends declared and paid daily:
Money Market Fund
Dividends declared daily and paid
  monthly:
Core Bond                                                                      Strategic Bond
Domestic Bond
High Yield Bond
Dividends paid quarterly:
Balanced                                                                       Mid Cap Value
Conservative Growth Lifestyle                                                  Moderate Growth Lifestyle
Growth Lifestyle                                                               Small Cap Growth
Large Cap Growth                                                               Small Cap Value
Large Cap Value                                                                Socially Responsible
Mid Cap Growth
Dividends paid semi-annually:
International Growth
International Value

TAXPAYER IDENTIFICATION NUMBER
You are required to give us your correct Social Security or Taxpayer Identification Number ("TIN") when you make contributions to the employer's plan. We reserve the right to reject any new account or any purchase order for failure to supply a certified TIN.

--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

The line graphs on the following pages reflect how an initial $10,000 investment made on each Fund's inception date, November 2, 1998, would have changed in value by the end of the first fiscal year, October 31, 1999.

Each line graph also shows how each Fund's benchmark index performed during that same period. An investor cannot invest directly in one of the benchmark indices.

Each Fund's average annual total return as of October 31, 1999 is shown after the line graphs.

                         AMERICAN GENERAL BALANCED FUND
[GRAPH]

11/02/98                                                                   10000                              10000
--------                                                                   -----                              -----
N                                                                         10310.00                           10388.00
D                                                                         10775.00                           10756.00
J                                                                         11287.00                           11057.00
F                                                                         11016.00                           10745.00
M                                                                         11297.00                           11025.00
A                                                                         11787.00                           11292.00
M                                                                         11605.00                           11086.00
J                                                                         11938.00                           11441.00
J                                                                         11795.00                           11214.00
A                                                                         11582.00                           11177.00
S                                                                         11318.00                           11034.00
99                                                                        11592.00                           11464.00

              AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND
[GRAPH]

11/02/98                                                                   10000                              10000
--------                                                                   -----                              -----
N                                                                         10270.00                           10343.00
D                                                                         10664.00                           10674.00
J                                                                         10839.00                           10809.00
F                                                                         10447.00                           10508.00
M                                                                         10698.00                           10724.00
A                                                                         11058.00                           11165.00
M                                                                         10927.00                           11032.00
J                                                                         11260.00                           11299.00
J                                                                         11130.00                           11127.00
A                                                                         10998.00                           10994.00
S                                                                         10927.00                           10906.00
99                                                                        11224.00                           11232.00

                        AMERICAN GENERAL CORE BOND FUND
[GRAPH]

11/02/98                                                  10000                       10000
--------                                                  -----                       -----
N                                                        9951.00                    10057.00
D                                                       10011.00                    10087.00
J                                                       10064.00                    10159.00
F                                                        9956.00                     9981.00
M                                                       10019.00                    10036.00
A                                                       10047.00                    10068.00
M                                                        9933.00                     9979.00
J                                                        9896.00                     9947.00
J                                                        9850.00                     9906.00
A                                                        9825.00                     9901.00
S                                                        9937.00                    10016.00
99                                                       9962.00                    10053.00

                      AMERICAN GENERAL DOMESTIC BOND FUND
[GRAPH]

11/02/98                                                                   10000                              10000
--------                                                                   -----                              -----
N                                                                         10077.00                           10057.00
D                                                                         10143.00                           10087.00
J                                                                         10232.00                           10159.00
F                                                                          9938.00                            9981.00
M                                                                          9992.00                           10036.00
A                                                                         10074.00                           10068.00
M                                                                          9921.00                            9979.00
J                                                                          9883.00                            9947.00
J                                                                          9826.00                            9906.00
A                                                                          9755.00                            9901.00
S                                                                          9853.00                           10016.00
99                                                                         9888.00                           10053.00

                     AMERICAN GENERAL GROWTH LIFESTYLE FUND
[GRAPH]

11/02/98                                                                   10000                              10000
--------                                                                   -----                              -----
N                                                                         10350.00                           10487.00
D                                                                         10794.00                           10976.00
J                                                                         11004.00                           11111.00
F                                                                         10564.00                           10708.00
M                                                                         10894.00                           11019.00
A                                                                         11388.00                           11653.00
M                                                                         11248.00                           11469.00
J                                                                         11819.00                           11903.00
J                                                                         11782.00                           11733.00
A                                                                         11612.00                           11561.00
S                                                                         11552.00                           11421.00
99                                                                        11971.00                           11854.00

                     AMERICAN GENERAL HIGH YIELD BOND FUND
[GRAPH]

11/02/98                                                                   10000                              10000
--------                                                                   -----                              -----
N                                                                         10150.00                           10502.00
D                                                                         10118.00                           10494.00
J                                                                         10265.00                           10652.00
F                                                                         10311.00                           10562.00
M                                                                         10506.00                           10651.00
A                                                                         10801.00                           10874.00
M                                                                         10555.00                           10703.00
J                                                                         10530.00                           10680.00
J                                                                         10579.00                           10703.00
A                                                                         10439.00                           10575.00
S                                                                         10374.00                           10495.00
99                                                                        10244.00                           10424.00

                   AMERICAN GENERAL INTERNATIONAL GROWTH FUND
[GRAPH]

11/02/98                                                  10000                       10000
--------                                                  -----                       -----
N                                                       10310.00                    10601.00
D                                                       10205.00                    11092.00
J                                                       10185.00                    11326.00
F                                                        9835.00                    11021.00
M                                                       10125.00                    11519.00
A                                                       10685.00                    11988.00
M                                                       10235.00                    11555.00
J                                                       10705.00                    12090.00
J                                                       11005.00                    12006.00
A                                                       11005.00                    12069.00
S                                                       10995.00                    11886.00
99                                                      11516.00                    12558.00

                   AMERICAN GENERAL INTERNATIONAL VALUE FUND
[GRAPH]

11/02/98                                                                   10000                              10000
--------                                                                   -----                              -----
N                                                                         10260.00                           10601.00
D                                                                         10624.00                           11092.00
J                                                                         11314.00                           11326.00
F                                                                         11024.00                           11021.00
M                                                                         11674.00                           11519.00
A                                                                         12194.00                           11988.00
M                                                                         11874.00                           11555.00
J                                                                         12864.00                           12090.00
J                                                                         13404.00                           12006.00
A                                                                         13585.00                           12069.00
S                                                                         13865.00                           11886.00
99                                                                        14425.00                           12558.00

                     AMERICAN GENERAL LARGE CAP GROWTH FUND
[GRAPH]

11/02/98                                                  10000                       10000
--------                                                  -----                       -----
N                                                       10610.00                    10761.00
D                                                       11632.00                    11731.00
J                                                       12362.00                    12420.00
F                                                       11812.00                    11852.00
M                                                       12562.00                    12477.00
A                                                       12682.00                    12493.00
M                                                       12382.00                    12109.00
J                                                       13172.00                    12957.00
J                                                       12863.00                    12545.00
A                                                       13123.00                    12750.00
S                                                       12833.00                    12482.00
99                                                      13614.00                    13425.00

                     AMERICAN GENERAL LARGE CAP VALUE FUND
[GRAPH]

11/02/98                                                  10000                       10000
--------                                                  -----                       -----
N                                                       10330.00                    10466.00
D                                                       10802.00                    10822.00
J                                                       10816.00                    10909.00
F                                                       10546.00                    10755.00
M                                                       10696.00                    10977.00
A                                                       11645.00                    12002.00
M                                                       11574.00                    11870.00
J                                                       12047.00                    12215.00
J                                                       11713.00                    11857.00
A                                                       11260.00                    11417.00
S                                                       10877.00                    11018.00
99                                                      11509.00                    11653.00

                      AMERICAN GENERAL MID CAP GROWTH FUND
[GRAPH]

11/02/98                                                                   10000                              10000
--------                                                                   -----                              -----
N                                                                         10500.00                           10675.00
D                                                                         11453.00                           11780.00
J                                                                         11083.00                           12133.00
F                                                                         10543.00                           11540.00
M                                                                         10913.00                           12182.00
A                                                                         11093.00                           12738.00
M                                                                         11243.00                           12574.00
J                                                                         11503.00                           13452.00
J                                                                         10935.00                           13023.00
A                                                                         10374.00                           12888.00
S                                                                         10134.00                           12778.00
99                                                                        10324.00                           13766.00

                      AMERICAN GENERAL MID CAP VALUE FUND
[GRAPH]

11/02/98                                                                   10000                              10000
--------                                                                   -----                              -----
N                                                                         10500.00                           10351.00
D                                                                         10755.00                           10666.00
J                                                                         11036.00                           10417.00
F                                                                         10886.00                           10188.00
M                                                                         11387.00                           10334.00
A                                                                         12419.00                           11313.00
M                                                                         12840.00                           11360.00
J                                                                         13282.00                           11489.00
J                                                                         13153.00                           11202.00
A                                                                         12350.00                           10815.00
S                                                                         11788.00                           10267.00
99                                                                        12018.00                           10570.00

                AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND
[GRAPH]

11/02/98                                                                   10000                              10000
--------                                                                   -----                              -----
N                                                                         10310.00                           10410.00
D                                                                         10774.00                           10821.00
J                                                                         10953.00                           10954.00
F                                                                         10532.00                           10604.00
M                                                                         10823.00                           10857.00
A                                                                         11254.00                           11410.00
M                                                                         11143.00                           11275.00
J                                                                         11576.00                           11621.00
J                                                                         11459.00                           11424.00
A                                                                         11277.00                           11255.00
S                                                                         11197.00                           11122.00
99                                                                        11535.00                           11502.00

                     AMERICAN GENERAL SMALL CAP GROWTH FUND

[GRAPH]

11/02/98                                                  10000                       10000
--------                                                  -----                       -----
N                                                       10570.00                    10776.00
D                                                       11690.00                    11751.00
J                                                       12280.00                    12279.00
F                                                       11210.00                    11156.00
M                                                       11600.00                    11554.00
A                                                       11970.00                    12574.00
M                                                       11780.00                    12594.00
J                                                       13090.00                    13257.00
J                                                       13060.00                    12847.00
A                                                       12840.00                    12367.00
S                                                       13290.00                    12605.00
99                                                      14190.00                    12928.00

                     AMERICAN GENERAL SMALL CAP VALUE FUND
[GRAPH]

11/02/98                                                                   10000                              10000
--------                                                                   -----                              -----
N                                                                         10090.00                           10271.00
D                                                                         10346.00                           10593.00
J                                                                          9965.00                           10352.00
F                                                                          9213.00                            9645.00
M                                                                          9033.00                            9566.00
A                                                                          9685.00                           10439.00
M                                                                          9815.00                           10760.00
J                                                                         10097.00                           11150.00
J                                                                          9945.00                           10885.00
A                                                                          9632.00                           10487.00
S                                                                          9511.00                           10278.00
99                                                                         9384.00                           10072.00

                   AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND
[GRAPH]

11/02/98                                                                   10000                              10000
--------                                                                   -----                              -----
N                                                                         10450.00                           10606.00
D                                                                         11045.00                           11217.00
J                                                                         11433.00                           11685.00
F                                                                         11142.00                           11323.00
M                                                                         11554.00                           11775.00
A                                                                         12002.00                           12231.00
M                                                                         11721.00                           11943.00
J                                                                         12324.00                           12605.00
J                                                                         11896.00                           12213.00
A                                                                         11775.00                           12152.00
S                                                                         11463.00                           11819.00
99                                                                        12273.00                           12567.00

                      AMERICAN GENERAL STRATEGIC BOND FUND
[GRAPH]

11/02/98                                                                   10000                              10000
--------                                                                   -----                              -----
N                                                                         10033.00                           10057.00
D                                                                         10069.00                           10087.00
J                                                                         10077.00                           10159.00
F                                                                         10053.00                            9981.00
M                                                                         10229.00                           10036.00
A                                                                         10398.00                           10068.00
M                                                                         10123.00                            9979.00
J                                                                         10146.00                            9947.00
J                                                                         10086.00                            9906.00
A                                                                         10098.00                            9901.00
S                                                                         10200.00                           10016.00
99                                                                        10250.00                           10053.00

The Funds commenced operations on November 2, 1998. For the fiscal year ended October 31, 1999, the average annual total returns were:


                                                              CLASS I
                                                              -------
Balanced Fund                                                  15.92%
Conservative Growth Lifestyle Fund                             12.24%
Core Bond Fund                                                 (0.38)%
Domestic Bond Fund                                             (1.12)%
Growth Lifestyle Fund                                          19.71%
High Yield Bond Fund                                            2.44%
International Growth Fund                                      15.16%
International Value Fund                                       44.25%
Large Cap Growth Fund                                          36.14%
Large Cap Value Fund                                           15.09%
Mid Cap Growth Fund                                             3.24%
Mid Cap Value Fund                                             20.18%
Moderate Growth Lifestyle Fund                                 15.35%
Small Cap Growth Fund                                          41.90%
Small Cap Value Fund                                           (6.16)%
Socially Responsible Fund                                      22.73%
Strategic Bond Fund                                             2.50%


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables are intended to help you understand each Fund's financial performance for its period of operations. Certain information reflects financial results for a single Fund share. The total return numbers in the tables represent the rate that an investor would have earned or lost on an investment in a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, whose reports, along with the Fund's financial statements, are included in the Annual Report, which is available upon request and which is incorporated into this document by this reference.


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

CLASS I SHARES

                                                                     FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                                                         -------------------------------------------------------------------
                                                         INTERNATIONAL    LARGE CAP    MID CAP    SMALL CAP    INTERNATIONAL
                                                            GROWTH         GROWTH      GROWTH      GROWTH          VALUE
                                                             FUND           FUND        FUND        FUND           FUND
                                                         -------------    ---------    -------    ---------    -------------
PER SHARE DATA
Net asset value at beginning of year                        $10.00         $10.00      $10.00      $10.00         $10.00
                                                            ------         ------      ------      ------         ------
Income (loss) from investment operations:
  Net investment income (loss)                                0.12             --       (0.01)      (0.04)          0.05
  Net realized and unrealized gain (loss) on securities       1.39           3.61        0.33        4.23           4.37
                                                            ------         ------      ------      ------         ------
  Total income (loss) from investment operations              1.51           3.61        0.32        4.19           4.42
                                                            ------         ------      ------      ------         ------
Distributions:
  Distributions from net investment income                      --             --          --          --             --
  Distributions from net realized gain on securities            --             --          --          --             --
                                                            ------         ------      ------      ------         ------
  Total distributions                                           --             --          --          --             --
                                                            ------         ------      ------      ------         ------
Net asset value at end of period                            $11.51         $13.61      $10.32      $14.19         $14.42
                                                            ======         ======      ======      ======         ======
TOTAL RETURN                                                 15.16%         36.14%       3.24%      41.90%         44.25%
                                                            ======         ======      ======      ======         ======
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets                     1.28%          0.98%       0.92%       1.28%          1.17%
  Ratio of expenses to average net assets before
    expense reductions                                        2.75%          2.18%       1.83%       2.42%          2.68%
  Ratio of net investment income (loss) to average net
    assets                                                    1.18%            --       (0.14)%     (0.58)%         0.48%
  Portfolio turnover rate                                       91%            65%         25%        128%            32%
  Number of shares outstanding at end of period (000's)        129            215         680         256            148
  Net assets at end of period (000's)                       $1,487         $2,923      $7,010      $3,626         $2,132

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.



CLASS I SHARES CONTINUED


                                                              FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                                                         ----------------------------------------------------
                                                                                        SMALL
                                                           LARGE CAP       MID CAP       CAP       SOCIALLY
                                                             VALUE          VALUE       VALUE     RESPONSIBLE
                                                             FUND           FUND        FUND         FUND
                                                           ---------       -------      -----     -----------
PER SHARE DATA
Net asset value at beginning of year                        $10.00         $10.00      $10.00        $10.00
                                                            ------         ------      ------        ------
Income (loss) from investment operations:
  Net investment income (loss)                                0.11           0.07        0.12          0.11
  Net realized and unrealized gain (loss) on securities       1.40           1.94       (0.73)         2.16
                                                            ------         ------      ------        ------
  Total income (loss) from investment operations              1.51           2.01       (0.61)         2.27
                                                            ------         ------      ------        ------
Distributions:
  Distributions from net investment income                   (0.11)         (0.06)      (0.12)        (0.11)
  Distributions from net realized gain on securities            --             --          --            --
                                                            ------         ------      ------        ------
  Total distributions                                        (0.11)         (0.06)      (0.12)        (0.11)
Net asset value at end of period                            $11.40         $11.95      $ 9.27        $12.16
                                                            ======         ======      ======        ======
TOTAL RETURN                                                 15.09%         20.18%      (6.16)%       22.73%
                                                            ======         ======      ======        ======
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets                     0.93%          1.17%       1.11%         0.68%
  Ratio of expenses to average net assets before
    expense reductions                                        2.29%          2.51%       2.68%         1.89%
  Ratio of net investment income (loss) to average net
    assets                                                    1.05%          0.64%       1.26%         0.97%
  Portfolio turnover rate                                       66%           177%         91%           24%
  Number of shares outstanding at end of period (000's)        155            126         133           173
  Net assets at end of period (000's)                       $1,761         $1,507      $1,234        $2,098




                                                                     FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                                                              ---------------------------------------------------------
                                                              BALANCED   HIGH YIELD   STRATEGIC   DOMESTIC      CORE
                                                                FUND     BOND FUND    BOND FUND   BOND FUND   BOND FUND
                                                              --------   ----------   ---------   ---------   ---------
PER SHARE DATA
Net asset value at beginning of year                           $10.00      $10.00      $10.00      $10.00      $10.00
                                                               ------      ------      ------      ------      ------
Income (loss) from investment operations:
  Net investment income (loss)                                   0.22        0.83        0.69        0.51        0.51
  Net realized and unrealized gain (loss) on securities          1.37       (0.57)      (0.45)      (0.62)      (0.55)
                                                               ------      ------      ------      ------      ------
  Total income (loss) from investment operations                 1.59        0.26        0.24       (0.11)      (0.04)
                                                               ------      ------      ------      ------      ------
Distributions:
  Distributions from net investment income                      (0.22)      (0.83)      (0.69)      (0.51)      (0.51)
  Distributions from net realized gain on securities               --          --          --          --          --
                                                               ------      ------      ------      ------      ------
  Total distributions                                           (0.22)      (0.83)      (0.69)      (0.51)      (0.51)
                                                               ------      ------      ------      ------      ------
Net asset value at end of period                               $11.37      $ 9.43      $ 9.55      $ 9.38      $ 9.45
                                                               ======      ======      ======      ======      ======
TOTAL RETURN                                                    15.92%       2.44%       2.50%      (1.12)%     (0.38)%
                                                               ======      ======      ======      ======      ======
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets                          0.95%       1.13%       1.03%       0.91%       0.93%
Ratio of expenses to average net assets before expense
  reductions                                                     2.57%       2.05%       2.50%       2.10%       1.77%
Ratio of net investment income (loss) to average net assets      2.09%       5.57%       7.09%       5.43%       4.03%
Portfolio turnover rate                                            62%         72%        183%         98%        469%
Number of shares outstanding at end of period (000's)             156           1         134         374           5
Net assets at the end of period (000's)                        $1,777      $   14      $1,281      $3,509      $   49

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.



CLASS I SHARES CONTINUED


                                                                  FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                                                              ---------------------------------------------------
                                                                                         MODERATE    CONSERVATIVE
                                                                              GROWTH      GROWTH        GROWTH
                                                              MONEY MARKET   LIFESTYLE   LIFESTYLE    LIFESTYLE
                                                                  FUND         FUND        FUND          FUND
                                                              ------------   ---------   ---------   ------------
PER SHARE DATA
Net asset value at beginning of year                             $ 1.00       $10.00      $10.00        $10.00
                                                                 ------       ------      ------        ------
Income (loss) from investment operations:
  Net investment income (loss)                                     0.05         0.07        0.15          0.21
  Net realized and unrealized gain (loss) on securities              --         1.90        1.38          1.02
                                                                 ------       ------      ------        ------
  Total income (loss) from investment operations                   0.05         1.97        1.53          1.23
                                                                 ------       ------      ------        ------
Distributions:
  Distributions from net investment income                        (0.05)       (0.06)      (0.14)        (0.20)
  Distributions from net realized gain on securities                 --           --          --            --
                                                                 ------       ------      ------        ------
  Total distributions                                             (0.05)       (0.06)      (0.14)        (0.20)
                                                                 ------       ------      ------        ------
Net asset value at end of period                                 $ 1.00       $11.91      $11.39        $11.03
                                                                 ======       ======      ======        ======
TOTAL RETURN                                                       4.63%       19.71%      15.35%        12.24%
                                                                 ======       ======      ======        ======
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets                            0.68%        0.10%       0.10%         0.10%
Ratio of expenses to average net assets before expense
  reductions                                                       1.85%        0.10%       0.10%         0.10%
Ratio of net investment income (loss) to average net assets        4.64%        0.62%       1.42%         2.01%
Portfolio turnover rate                                             N/A            9%         11%           10%
Number of shares outstanding at end of period (000's)             2,910          130         135           137
Net assets at the end of period (000's)                          $2,910       $1,547      $1,537        $1,508

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders.

Statement of Additional Information ("SAI"): The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your broker, or the Funds at:

TELEPHONE: 1-877-999-2434

American General Web-Site Address: http://www.agfundgroup.com

You can review the Funds' reports and SAI at the public Reference Room of the SEC.

You can get text only copies:
- For a fee, by electronic request at publicinfo@sec.gov or by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009, Telephone: 1-202-942-8090.
- Free from the EDGAR database on the Commission's Internet website at http://www.sec.gov.

Investment Company Act File No. 811-08875 (AGSPC 2)

VA 10856-I VER.3/00

                  American General Series Portfolio Company 2

                         Institutional Class II Shares

                                 March 1, 2000

The American General Series Portfolio Company 2 (the "Series Company") is an open-end mutual fund made up of separate Funds (the "Funds"). In this prospectus, "we", "us", and "our" refers to the American General Fund Group. Institutional Class II Shares of these Funds are available to you only through an employer retirement plan. Different employer plans choose different combinations of funds, so all of the funds discussed in this prospectus may not be available in your plan. Please check your employer-provided plan documents for available investments.

ACTIVELY MANAGED EQUITY FUNDS:
THESE FUNDS INVEST MOSTLY IN STOCKS AND ARE DESIGNED TO INCREASE THE VALUE OF YOUR INVESTMENT OVER THE LONG TERM.
    American General International Growth Fund ("International Growth Fund") American General International Value Fund ("International Value Fund") American General Large Cap Growth Fund ("Large Cap Growth Fund")
    American General Large Cap Value Fund ("Large Cap Value Fund")
    American General Mid Cap Growth Fund ("Mid Cap Growth Fund")
    American General Mid Cap Value Fund ("Mid Cap Value Fund")
    American General Small Cap Growth Fund ("Small Cap Growth Fund")
    American General Small Cap Value Fund ("Small Cap Value Fund")
    American General Socially Responsible Fund ("Socially Responsible Fund")

BALANCED FUND:
THIS FUND INVESTS IN A COMBINATION OF STOCKS AND BONDS TO ALLOW FOR LONG-TERM GROWTH WHILE REDUCING MARKET RISKS.
    American General Balanced Fund ("Balanced Fund")

INCOME FUNDS:
THESE FUNDS ARE DESIGNED TO PROVIDE CURRENT INCOME WHILE CONSERVING CAPITAL.
    American General Core Bond Fund ("Core Bond Fund")
    American General Domestic Bond Fund ("Domestic Bond Fund")
    American General High Yield Bond Fund ("High Yield Bond Fund")
    American General Strategic Bond Fund ("Strategic Bond Fund")

LIFESTYLE FUNDS:
THESE FUNDS ALLOCATE ASSETS TO OTHER AMERICAN GENERAL FUNDS IN ORDER TO PROVIDE A DIVERSIFIED, LESS RISKY INVESTMENT.
    American General Conservative Growth Lifestyle Fund ("Conservative Growth Lifestyle Fund")
    American General Growth Lifestyle Fund ("Growth Lifestyle Fund")
    American General Moderate Growth Lifestyle Fund ("Moderate Growth Lifestyle Fund")

MONEY MARKET FUNDS:
THIS FUND PROVIDES LIQUIDITY AND PRESERVATION OF CAPITAL.
    American General Money Market Fund ("Money Market Fund")

NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The SEC maintains an internet website at http://www.sec.gov that contains the Statement of Additional Information ("SAI"), material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

                               TABLE OF CONTENTS


TOPIC                                                         PAGE
-----                                                         ----
RISK/RETURN SUMMARIES: INVESTMENTS, RISKS, AND PERFORMANCE      3
     Balanced Fund                                              3
     Conservative Growth Lifestyle Fund                         5
     Core Bond Fund                                             8
     Domestic Bond Fund                                        11
     Growth Lifestyle Fund                                     13
     High Yield Bond Fund                                      17
     International Growth Fund                                 20
     International Value Fund                                  22
     Large Cap Growth Fund                                     25
     Large Cap Value Fund                                      27
     Mid Cap Growth Fund                                       29
     Mid Cap Value Fund                                        31
     Moderate Growth Lifestyle Fund                            33
     Money Market Fund                                         37
     Small Cap Growth Fund                                     39
     Small Cap Value Fund                                      41
     Socially Responsible Fund                                 43
     Strategic Bond Fund                                       46
MORE ABOUT PORTFOLIO INVESTMENTS                               48
WELCOME TO AMERICAN GENERAL CORPORATION (ADVISER AND
  SUB-ADVISER INFORMATION)                                     53
ACCOUNT INFORMATION                                            58
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                    59
FINANCIAL HIGHLIGHTS                                           69

           RISK/RETURN SUMMARIES: INVESTMENTS, RISKS, AND PERFORMANCE

--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Balanced

INVESTMENT ADVISER
The Variable Annuity Life Insurance Company ("VALIC")

INVESTMENT SUB-ADVISER
Capital Guardian Trust Company

INVESTMENT OBJECTIVE
Seeks balanced accomplishment of (i) conservation of principal and (ii) long-term growth of capital and income through investment in fixed-income and equity securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests in a combination of fixed-income and equity securities in order to maintain the value of your principal investment and provide you with capital growth and income over the long term. We select securities for the Fund's portfolio by identifying fixed-income (bonds and preferred stock) and equity (stock) securities that represent fundamental values at reasonable prices. We implement this philosophy using a system of portfolio managers, under which a different group of portfolio managers makes investment decisions for the fixed-income and equity portions of the Fund.

Fixed-income Portion: Up to 75% of the Fund's total assets may be invested in fixed-income securities rated A or better by Moody's Investors Service ("Moody's") or Standard & Poor ("S&P") or of comparable investment quality. The Sub-Adviser is not required to sell the security, however, if the rating is downgraded. At all times, at least 25% of the Fund's total assets are invested in fixed-income senior securities. The Fund may hold up to 20% of its total assets in high-yielding, high risk fixed-income securities ("junk bonds").

Equity Portion: Up to 75% of the Fund's total assets may be invested in equity securities listed on national securities exchanges or in the national over-the-counter market, NASDAQ. Equity securities include American Depositary Receipts ("ADRs"), which are certificates issued by a U.S. depositary bank, representing foreign shares held by the bank. ADRs carry the same currency, political and economic risks as the underlying foreign shares. Up to 10% of the Fund's total assets may be invested in the securities of U.S. small capitalization companies ("Small Caps"). Small Caps are companies that have total assets (capitalization) of approximately $150 million to $1.25 billion. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Prepayment Risk: Prepayment risk refers to the risk that issuers of fixed-income securities will make payments earlier than anticipated. During periods of falling interest rates, the Fund may invest in new securities with lower interest rates, thus reducing the stream of cash payments that flow through the Fund.

Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities that are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed-income securities involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed-income securities, achievement of the Fund's investment objective is dependent upon the Sub-Adviser's investment analysis. Accordingly, the Fund's investments may be worth less than what the Fund paid for them.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Value Investing Risk: The risk that the portfolio manager's judgment that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class II Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                        ANNUAL RETURN CLASS II = 12.45%

Best Quarter:                      4th 1999   6.79%
Worst Quarter:                     3rd 1999  (5.12)%


The table compares the average annual returns for calendar year 1999 to that of a broad measure of market performance and to a blend of two indices ("Balanced Blend"). The Balanced Blend is composed of 40% Lehman Brothers Government and Corporate Index and 60% S&P 500 Index. Each is a widely recognized, unmanaged index. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                 12.45%
40% Lehman Brothers Government and
  Corporate Index/60% S&P 500:               11.40%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        None
Maximum account fee                                           None
ANNUAL FUND OPERATING EXPENSES

Management fees                                                0.80
Other expenses                                                 1.54
                                                              ----
Total annual fund operating expenses                           2.34
                                                              ====
Fee waiver and/or expense reimbursement                       (1.64)%
                                                              ----
Net Expenses                                                   0.70
                                                              ====

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:

- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$72     $224     $390     $874

--------------------------------------------------------------------------------
CONSERVATIVE GROWTH LIFESTYLE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Lifestyle

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks current income and low to moderate growth of capital through investments in a combination of the Series Company Funds ("Underlying Funds"). This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the market risks of either the Growth Lifestyle Fund or the Moderate Growth Lifestyle Fund. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges and Underlying Fund choices for this Fund, as of the time of print.

International Equity Securities                                5%-15%
     (These Funds invest at least 65% in non-U.S.
      companies.)
     Underlying Funds:
     American General International Value Fund
     American General International Growth Fund
Small Capitalization Equity Securities                         5%-15%
     (These Funds invest in the equities of small
      capitalization companies.)
     Underlying Funds:
     American General Small Cap Value Fund
     American General Small Cap Growth Fund
Medium Capitalization Equity Securities                        5%-15%
     (These Funds invest in the equities of medium
      capitalization companies.)
     Underlying Funds:
     American General Mid Cap Value Fund
     American General Mid Cap Growth Fund
Large Capitalization Equity Securities                         25%-35%
     (These Funds invest in the equities of large
      capitalization companies.)
     Underlying Funds:
     American General Large Cap Growth Fund
     American General Large Cap Value Fund
Bonds                                                          30%-50%
     (These Funds invest in fixed-income securities, at
      least 65% of which are investment grade.)
     Underlying Funds:
     American General Core Bond Fund
     American General Domestic Bond Fund

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

The Fund is a non-diversified investment company under the Investment Company Act of 1940 (the "1940 Act") because it invests in a limited number of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

The allocation among the different Underlying Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically, there should not be any sudden large-scale changes in the Fund's asset allocations.

The Fund's performance is directly related to the performance of the Underlying Funds in which it invests. Changes in the net asset values of the Underlying Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Funds to meet their investment objectives.

Investment in the Underlying Funds involves manager risk. Manager Risk is the risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

The Fund is also subject to the risk that a Fund that is non-diversified under the 1940 Act will invest more of its assets in fewer issuers and, therefore, is more likely to be adversely affected by a downturn in any one issuer or security.

The securities that Underlying Funds invest in also involve various risks:

Credit Risk (applies to Core Bond): The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Derivatives Risk (Domestic Bond, International Value, Large Cap Growth): The risk that loss may result from a Fund's investments in put and call options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

Foreign Securities Risks (applies to each of the above Underlying Funds except for Mid Cap Growth and Mid Cap Value):

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk (applies to Core Bond): Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk (applies to all Underlying Funds): There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Management Style Risk (applies to Mid Cap Growth): The risk that the portfolio manager's judgments that a particular security is undervalued relative to its growth potential in the securities markets may prove incorrect.

Market Risk (applies to all Underlying Funds): Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Quantitative Method Risk (applies to Large Cap Value): The different factors that go into the quantitative analysis can be changed periodically. The weight of each factor may also change; thus, the analytical model may have different historical or future performance compared to the Fund.

Small Capitalization Company Risk (applies to Core Bond, Domestic Bond, International Growth, International Value, Small Cap Growth, and Small Cap Value): The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Value Investing Risk (applies to Domestic Bond, International Value, Small Cap Value, Mid Cap Value and Large Cap Value): The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class II Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                        ANNUAL RETURN CLASS II = 13.65%

Best Quarter:                      4th 1999   10.91%
Worst Quarter:                     3rd 1999   (2.95)%


The table compares the average annual returns for calendar year 1999 to that of a blended index, calculated by including the pro rata portion of each of the Underlying Fund's respective indices, and the S&P 500 Index, composed of 500 common stocks which are chosen by Standard & Poor's Corporation. The S&P 500 Index approximates the general distribution of industries in the U.S. economy, captures the price performance of a large cross-section of the publicly traded stock market. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                  13.65%
Conservative Growth Lifestyle
  Blended Benchmark:                          10.63%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)         None
Maximum account fee                                            None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                                0.10%
Other expenses                                                 0.00%
                                                               ----
Total annual fund operating expenses                           0.10%
                                                               ====

The numbers below show the total combined operating expenses as a percentage of net assets, including indirect expenses of the Underlying Funds, after expense reimbursements. This reflects total average weighted combined operating expenses.


Total Combined Operating Expenses:                             0.75%

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year   3 Years   5 Years   10 Years
$10      $32       $57       $129

--------------------------------------------------------------------------------
CORE BOND FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Income

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
American General Investment Management, L.P. ("AGIM")

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with conservation of capital through investments in medium to high quality fixed-income securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests at least 65% of its total assets in medium to high quality fixed-income securities rated investment grade or higher, or in securities issued or guaranteed by the U.S. Government, mortgage-backed or asset-backed securities. U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by the full faith and credit of the U.S. Government; the right of the issuer to borrow from the U.S. Treasury; the credit of the issuing government agency; or the authority of the U.S. Government to purchase obligations of the agency. A portion of the 65% may also be invested in U.S. dollar-denominated fixed-income securities issued by foreign issuers, although the Fund currently intends to limit these investments to no more than 40% of its total assets. The Sub-Adviser is not required to dispose of a security if its rating is downgraded. Up to 10% of the Fund's total assets may be invested in lower quality fixed-income securities ("junk bonds"), those rated below Baa3 by Moody's and BBB by S&P.

Up to 35% of the Fund's total assets may be invested in interest-bearing short-term investments, such as commercial paper, bankers' acceptances, bank certificates of deposit, and other cash equivalents and cash. Equity securities, including common or preferred stocks, convertible securities, and warrants, may comprise up to 20% of the Fund's total assets. See "More About Portfolio Investments."

The Fund is actively traded. The frequency of Fund transactions is reflected in its portfolio turnover rate, 469% for the fiscal year ended October 31, 1999. The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the average of the value of the portfolio securities. A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, thus increasing the Fund's operating expenses. The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at your ordinary income tax rate.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Prepayment Risk: Prepayment risk refers to the risk that issuers of fixed-income securities will make payments earlier than anticipated. During periods of falling interest rates, the Fund may invest in new securities with lower interest rates, thus reducing the stream of cash payments that flow through the Fund.

Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities that are rated below investment grade. Fixed-income securities rated below BBB- by S&P or Baa3 by Moody's are considered to be below investment grade. Fixed-income securities with a below investment grade rating present a comparatively greater risk of default in the timely payment of interest and principal than fixed-income securities rated as investment grade. These lower rated securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed-income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed-income securities achievement of the Fund's investment objective is dependent upon the Sub-Adviser's investment analysis. Accordingly, the Fund's investments may become worth less than what the Fund paid for them.

The lower rated but higher yielding fixed-income securities purchased by the Fund may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield fixed-income securities are often issued by smaller, less creditworthy companies or by companies with substantial debt. The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor VALIC or a Sub-Adviser relies on in evaluating lower-rated fixed-income securities. The analysis by VALIC or the Sub-Adviser of a lower rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. VALIC or the Sub-Adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class II Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                        ANNUAL RETURN CLASS II = (0.86)%

Best Quarter:                        3rd 1999   0.43%
Worst Quarter:                       2nd 1999  (1.27)%


The table compares the average annual returns for calendar year 1999 to that of the Lehman Brothers Aggregate Bond Index, a total return index measuring both the capital price changes and the income underlying the universe of securities, weighted by market value outstanding. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:            (0.86)%
Lehman Brothers Aggregate Bond Index:   (0.83)%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

                      SHAREHOLDER FEES
                      ----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)         None
Maximum account fee                                            None

               ANNUAL FUND OPERATING EXPENSES
               ------------------------------
Management fees                                               0.48%
Other expenses                                                0.57%
                                                           -------
Total annual fund operating expenses                          1.05%
                                                           =======
Fee waiver and/or expense reimbursement                      (0.37)%
                                                           -------
Net Expenses                                                  0.68%
                                                           =======

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$69     $218     $379     $850

--------------------------------------------------------------------------------
DOMESTIC BOND FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Income

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Capital Guardian Trust Company

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with conservation of capital through investments primarily in investment grade fixed-income securities and other income producing securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests at least 65% of its total assets in investment grade U.S. corporate fixed-income securities, rated at least A by Moody's or S&P, in securities issued or guaranteed by the U.S. Government, Yankee bonds, or in mortgage-backed or asset-backed securities. U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by the full faith and credit of the U.S. Government; the right of the issuer to borrow from the U.S. Treasury; the credit of the issuing government agency; or the authority of the U.S. Government to purchase obligations of the agency. The Sub-Adviser is not required to dispose of a security if its rating is downgraded.

Up to 35% of total assets may be invested in non-U.S. investment grade intermediate and long-term corporate fixed-income securities rated at least A by Moody's or S&P, including Eurodollar fixed-income securities, securities issued or guaranteed by the Canadian Government, its provinces or their instrumentalities, or interest bearing short-term investments, such as commercial paper, bankers' acceptances, bank certificates of deposit and other cash equivalents and cash. Currently, Eurodollar fixed-income securities will be limited to no more than 20% of the Fund's total assets.

To increase the Fund's earning potential, we may use up to 25% of the Fund's assets to make some higher risk investments in mortgage-related securities or bonds rated less than A by Moody's or S&P. No minimum rating requirement applies to these junk bonds. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities that are rated below investment grade. Fixed-income securities rated below BBB- by S&P or Baa3 by Moody's are considered to be below investment grade. Fixed-income securities with a below investment grade rating present a comparatively greater risk of default in the timely payment of interest and principal than fixed-income securities rated as investment grade. These lower rated securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed-income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed-income securities achievement of the Fund's investment objective is dependent upon the Sub-Adviser's investment analysis. Accordingly, the Fund's investments may become worth less than what the Fund paid for them.

The lower rated but higher yielding fixed-income securities purchased by the Fund may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield fixed-income securities are often issued by smaller, less creditworthy companies or by companies with substantial debt. The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor VALIC or a Sub-Adviser relies on in evaluating lower-rated fixed-income securities. The analysis by VALIC or the Sub-Adviser of a lower rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. VALIC or the Sub-Adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects.

Prepayment Risk: Prepayment risk refers to the risk that issuers of fixed-income securities will make payments earlier than anticipated. During periods of falling interest rates, the Fund may invest in new securities with lower interest rates, thus reducing the stream of cash payments that flow through the Fund.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class II Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                        ANNUAL RETURN CLASS II = (2.90)%

Best Quarter:                        4th 1999   (0.18)%
Worst Quarter:                       1st 1999   (1.44)%


The table compares the average annual returns for calendar year 1999 to that of the Lehman Brothers Aggregate Bond Index, a total return index measuring both the capital price changes and the income underlying the universe of securities, weighted by market value outstanding. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                   (2.90)%
Lehman Brothers Aggregate Bond Index:          (0.83)%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a         None
  percentage of offering price)
Maximum deferred sales charge (load) (as a percentage of       None
  purchase or redemption proceeds, whichever is lower)
Maximum account fee                                            None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                                0.60%
Other expenses                                                 1.63%
                                                             ------
Total annual fund operating expenses                           2.23%
                                                             ======
Fee waiver and/or expense reimbursement                       (1.57)%
                                                             ------
Net Expenses                                                   0.66%
                                                             ======

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:

- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$67     $211     $368     $826

--------------------------------------------------------------------------------
GROWTH LIFESTYLE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Lifestyle

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks growth through investments in a combination of the Series Company Funds ("Underlying Funds"). This Fund is suitable for investors seeking the potential for capital growth that a fund investing predominately in equity securities may offer. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor.

Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges and Underlying Fund choices for this Fund, as of the time of print.

International Equity Securities                               25%-35%
    (These Funds invest at least 65% in non-U.S. companies.)
    Underlying Funds:
    American General International Value Fund
    American General International Growth Fund
Small Capitalization Equity Securities                        15%-25%
    (These Funds invest in the equities of small capitalization companies.)
    Underlying Funds:
    American General Small Cap Value Fund
    American General Small Cap Growth Fund
Medium Capitalization Equity Securities                       10%-20%
    (These Funds invest in the equities of medium capitalization companies.)
    Underlying Funds:
    American General Mid Cap Value Fund
    American General Mid Cap Growth Fund
Large Capitalization Equity Securities                        20%-30%
    (These Funds invest in the equities of large capitalization companies.)
    Underlying Funds:
    American General Large Cap Growth Fund
    American General Large Cap Value Fund
Bonds                                                          5%-15%
    (These Funds invest in fixed-income securities, at least 65% of which are investment grade.)
    Underlying Funds:
    American General Core Bond Fund
    American General Domestic Bond Fund
    American General High Yield Bond Fund

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

The Fund is a non-diversified investment company under the 1940 Act because it invests in a limited number of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

The allocation among the different Underlying Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically, there should not be any sudden large-scale changes in the Fund's asset allocations.

The Fund's performance is directly related to the performance of the Underlying Funds in which it invests. Changes in the net asset values of the Underlying Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Funds to meet their investment objectives.

Investment in the Underlying Funds involves manager risk. Manager risk is the risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

The Fund is also subject to the risk that a Fund that is non-diversified under the 1940 Act will invest more of its assets in fewer issuers and, therefore, is more likely to be adversely affected by a downturn in any one issuer or security.

The securities that Underlying Funds invest in also involve various risks:
Credit Risk (applies to Core Bond): The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Derivatives Risk (Domestic Bond, International Value, Large Cap Growth): The risk that loss may result from a Fund's investments in put and call options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

Foreign Securities Risks (applies to each of the above Underlying Funds except for Mid Cap Growth and Mid Cap Value):

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk (applies to Core Bond): Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk (applies to all Underlying Funds): There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Management Style Risk (applies to Mid Cap Growth): The risk that the portfolio manager's judgments that a particular security is undervalued relative to its growth potential in the securities markets may prove incorrect.

Market Risk (applies to all Underlying Funds): Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Quantitative Method Risk (applies to Large Cap Value): The different factors that go into the quantitative analysis can be changed periodically. The weight of each factor may also change; thus, the analytical model may have different historical or future performance compared to the Fund.

Small Capitalization Company Risk (applies to Core Bond, Domestic Bond, International Growth, International Value, Small Cap Growth, and Small Cap Value): The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Value Investing Risk (applies to Domestic Bond, International Value, Small Cap Value, Mid Cap Value and Large Cap Value): The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class II Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                        ANNUAL RETURN CLASS II = 28.86%

Best Quarter:                        4th 1999   20.40%
Worst Quarter:                       3rd 1999   (2.26)%


The table compares the average annual returns for calendar year 1999 to that of a blended index, calculated by including the pro rata portion of each of the Underlying Fund's respective indices, and the S&P 500 Index, composed of 500 common stocks which are chosen by Standard & Poor's Corporation. The S&P 500 Index approximates the general distribution of industries in the U.S. economy, captures the price performance of a large cross-section of the publicly traded stock market. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                    28.86%
Growth Lifestyle Blended Benchmark:             18.43%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        None
Maximum account fee                                           None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                               0.10%
Other expenses                                                0.00%
                                                             -----
Total annual fund operating expenses                          0.10%
                                                             =====


The numbers below show the total combined operating expenses as a percentage of net assets, including indirect expenses of the Underlying Funds, after expense reimbursements. This reflects total average weighted combined operating expenses.


Total Combined Operating Expenses:                            0.84%

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.


1 Year  3 Years  5 Years  10 Years
$10     $32      $57      $129

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Income

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AGIM

INVESTMENT OBJECTIVE
Seeks the highest possible total return consistent with conservation of capital through investment in a diversified portfolio of high yielding, high risk fixed-income securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
At least 65% of the Fund's total assets are invested in below-investment grade U.S. and foreign junk bonds. These high yielding, high risk fixed-income securities are rated below Baa3 by Moody's and BBB- by S&P. Up to 15% can be rated below Caa3 by Moody's or CCC- by S&P. The Fund may also invest up to 35% of total assets in below-investment grade foreign fixed-income securities.

To balance this risk, the Fund may invest up to 35% in investment grade securities, those rated Baa3 or higher by Moody's and BBB- or higher by S&P. In addition, the Fund may invest up to 15% in zero coupon securities (securities not paying current cash interest), and up to 20% of total assets in equity securities. Equity securities includes common or preferred stocks, warrants, and convertible securities. The Sub-Adviser is not required to dispose of a bond that is downgraded to below-investment grade. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Prepayment Risk: Prepayment risk refers to the risk that issuers of fixed-income securities will make payments earlier than anticipated. During periods of falling interest rates, the Fund may invest in new securities with lower interest rates, thus reducing the stream of cash payments that flow through the Fund.

Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities that are rated below investment grade. Fixed-income securities rated below BBB- by S&P or Baa3 by Moody's are considered to be below investment grade. Fixed-income securities with a below investment grade rating present a comparatively greater risk of default in the timely payment of interest and principal than fixed-income securities rated as investment grade. These lower rated securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed-income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed-income securities achievement of the Fund's investment objective is dependent upon the Sub-Adviser's investment analysis. Accordingly, the Fund's investments may become worth less than what the Fund paid for them.

The lower rated but higher yielding fixed-income securities purchased by the Fund may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield fixed-income securities are often issued by smaller, less creditworthy companies or by companies with substantial debt. The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor VALIC or a Sub-Adviser relies on in evaluating lower-rated fixed-income securities. The analysis by VALIC or the Sub-Adviser of a lower rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. VALIC or the Sub-Adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class II Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                         ANNUAL RETURN CLASS II = 4.58%

Best Quarter: 1st 1999                           3.93%
Worst Quarter: 3rd 1999                         (1.42)%


The table compares the average annual returns for calendar year 1999 to that of the Salomon Smith Barney High Yield Market Index, a widely recognized, unmanaged index covering a significant portion of the below-investment grade U.S. corporate bond market. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                     4.58%
Salomon Smith Barney High Yield
  Market Index:                                  1.74%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)         None
Maximum account fee                                            None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                                0.70%
Other expenses                                                 0.65%
                                                              -----
Total annual fund operating expenses                           1.35%
                                                              =====
Fee waiver and/or expense reimbursement                       (0.47)%
                                                              -----
Net Expenses                                                   0.88%
                                                              =====

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$90     $281     $488     $1,089

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Jacobs Asset Management

INVESTMENT OBJECTIVE
Seeks to provide long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund must invest at least 65% of its total assets in the foreign equity securities of at least three countries outside the United States. Since the Fund normally intends to be fully invested, foreign equity securities will usually represent closer to 80-85% of the Fund's total assets. Foreign equity securities include common and preferred stock, convertible preferred stock, rights, and warrants, American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. depositary bank, representing foreign shares held by the bank, to facilitate trading in foreign securities. GDRs and EDRs are very similar to ADRs. Generally, ADRs are designed for use in U.S. securities markets and EDRs are designed for use in European securities markets. GDRs are designed for use when the issuer is raising capital in more than one market simultaneously, such as the issuer's local market and the U.S. ADRs, EDRs and GDRs each carry the same currency, political and economic risks as the underlying foreign shares.

The Fund may invest up to 40% of total assets in the equity securities of issuers located in emerging market countries. An "emerging market country" is any country which, in the opinion of the Sub-Adviser, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (known as "The World Bank") and the International Finance Corporation. The Fund will focus its emerging market investments on those countries in which the Sub-Adviser believes the economies are developing and the markets are becoming more sophisticated.

We will use a flexible, value-oriented approach to selecting this Fund's investments, focusing on companies rather than on countries or markets. Our goal is to identify stocks selling at the greatest discount to their intrinsic future value. Value is ascertained through an analysis of price/cash flow, enterprise value/cash flow, and price/future earnings. This Fund invests in a wide range of equity securities, including those of smaller capitalization companies ("Small Caps"). Up to 50% of the Fund's total assets may be invested in Small Caps, which are companies that have total assets (capitalization) of approximately $150 million to $1.25 billion. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class II Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                        ANNUAL RETURN CLASS II = 56.16%

Best Quarter:                      4th 1999  44.54%
Worst Quarter:                     1st 1999  (0.69)%


The table compares the average annual returns for calendar year 1999 to that of the Salomon Smith Barney Primary Market Index. The Salomon Smith Barney Primary Market Index is a sub-index of the Salomon Smith Barney Broad Market Index, which measures the performance of equities from 23 countries and 18 regions throughout the world. Each company with equity capital of at least $100 million is tracked by the Salomon Smith Barney Index. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                 56.16%
Salomon Smith Barney Primary
  Market Index:                              24.51%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

                      SHAREHOLDER FEES
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        None
Maximum account fee                                           None
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------
Management fees                                               0.90%
Other expenses                                                1.60%
                                                             -----
Total annual fund operating expenses                          2.50%
                                                             =====
Fee waiver and/or expense reimbursement                       1.47%
                                                             -----
Net Expenses                                                  1.03%
                                                             =====

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$105    $328     $570     $1.264

--------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Capital Guardian Trust Company

INVESTMENT OBJECTIVE
Seeks to provide growth of capital and future income through investments primarily in securities of non-U.S. issuers and securities whose principal markets are outside of the United States. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund must invest at least 65% of its total assets in foreign securities. Since the Fund normally intends to be fully invested, foreign equity securities will usually represent closer to 80-85% of the Fund's total assets. While the assets of the Fund can be invested with geographical flexibility, the emphasis will be on securities of companies located in Europe, Canada, Australia, and the Far East, giving due consideration to economic, social, and political developments, currency risks and the liquidity of various national markets.

Up to 90% of the amount invested in foreign securities may be invested in put and call options on foreign currencies and forward currency contracts. A put option on foreign currency is a security that gives the Fund the right to sell a particular foreign currency within a stated period of time. A call option on foreign currency gives the Fund the right to buy a particular foreign currency within a stated period of time. A forward currency contract is an agreement to buy or sell foreign currency at an agreed-upon price and date.

The Fund may invest in the equity securities of issuers located in emerging market countries. An "emerging market country" is any country which, in the opinion of the Sub-Adviser, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (known as "The World

Bank") and the International Finance Corporation. The Fund will focus its emerging market investments on those countries in which the Sub-Adviser believes the economies are developing and the markets are becoming more sophisticated.

This Fund may invest up to 10% of total assets in the securities of foreign small capitalization companies ("Foreign Small Caps"). Foreign Small Caps are companies that have total assets (capitalization) of approximately $150 million to $1.25 billion. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Derivatives Risk: The risk that loss may result from a Fund's investments in put and call options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Value Investing Risk: The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class II Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                        ANNUAL RETURN CLASS II = 66.55%

Best Quarter:                      4th 1999   27.34%
Worst Quarter:                     3rd 1999    7.84%


The table compares the average annual returns for calendar year 1999 to that of the Salomon Smith Barney Primary Market Index. The Salomon Smith Barney Primary Market Index is a sub-index of the Salomon Smith Barney Broad Market Index, which measures the performance of equities from 23 countries and 18 regions throughout the world. Each company with equity capital of at least $100 million is tracked by the Salomon Smith Barney Index. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                  66.55%
Salomon Smith Barney Primary
Market Index:                                 24.51%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)         None
Maximum account fee                                            None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                                  1.00%
Other expenses                                                   1.48%
                                                                -----
Total annual fund operating expenses                             2.48%
                                                                =====
Fee waiver and/or expense reimbursement                         (1.56)%
                                                                -----
Net Expenses                                                     0.92%
                                                                =====

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$94     $294     $510     $1,136

--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Goldman Sachs Asset Management

INVESTMENT OBJECTIVE
Seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests at least 65% of its total assets in the equity securities of large cap U.S. issuers. Large cap U.S. issuers include the largest 1,000 companies by market capitalization traded in the United States.

The Fund will be managed utilizing Goldman Sachs' Quantitative Equity Strategy. The acronym "CORE" (Computer-Optimized and Research Enhanced) reflects the three step investment process the team uses to select securities. First, we estimate the returns of 3000 U.S. stocks and foreign securities using a combination of research from the Goldman Sachs Global Investment Research Department, other industry sources and objective quantitative analysis. Next, the Fund's investment portfolio is constructed by balancing expected returns against portfolio risk, trading fees and investment objectives. The Fund is intended to be constructed with minimum deviations from the sector, risk statistics and macroeconomic sensitivity of the Fund's benchmark, the Russell 1000(R) Growth Index. A proprietary multi-factor model is used in seeking to ensure risks taken are both intended and are warranted due to expected return. Lastly, the Fund is traded regularly and rebalanced in seeking to ensure all positions are in line with current market outlooks and benchmark weights.

The Fund may invest up to 25% of total assets in the equity securities of other U.S. and foreign issuers. The securities of the foreign issuers must be traded in the United States. This includes convertible securities, ADRs and GDRs. ADRs are certificates issued by a U.S. depositary bank, representing foreign shares held by the bank, to facilitate trading in foreign securities. GDRs are very similar to ADRs. Generally, ADRs are designed for use in the United States securities markets, while GDRs are designed for use when the issuer is raising capital in more than one market simultaneously, such as the issuer's local market and the U.S. ADRs and GDRs each carry the same currency, political and economic risks as the underlying foreign shares. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Derivatives Risk: The risk that loss may result from a Fund's investments in options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class II Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                        ANNUAL RETURN CLASS II = 37.05%

Best Quarter:        4th 1999   24.04%
Worst Quarter:       3rd 1999   (2.58)%


The table compares the average annual returns for calendar year 1999 to that of the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index is a sub-index of the Russell 3000(R) Index. The Russell 3000(R) Index follows the 3,000 largest U.S. companies, based on total market capitalization. The Russell 1000(R) Growth Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, focusing on those with higher price-to-book ratios and higher forecasted growth values. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:   37.05%
Russell 1000(R) Growth Index:  33.16%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)         None
Maximum account fee                                            None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                                 0.55%
Other expenses                                                  1.48%
                                                               -----
Total annual fund operating expenses                            2.03%
                                                               =====
Fee waiver and/or expense reimbursement                        (1.30)%
                                                               -----
Net Expenses                                                    0.73%
                                                               =====

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$75     $234     $407     $910

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
State Street Bank & Trust Company/State Street Global Advisers

INVESTMENT OBJECTIVE
Seeks to provide total returns that exceed over time the Russell 1000(R) Value Index through investment in equity securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

The Russell 1000(R) Value Index is a sub-index of the Russell 1000(R) Index, which measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, focusing on those with lower price-to-book ratios and lower forecasted growth values. As of June 30, 1999, the latest Russell index reconstitution date, the average market capitalization in the Russell 1000(R) Index was $12.1 billion.

INVESTMENT STRATEGY
The Fund will invest at least 65% of total assets in the equity securities of the largest 1200 companies by market capitalization traded in the United States. The Sub-Adviser combines financial accounting data with earnings forecasts provided by many security analysts. This quantitative method allows the Sub-Adviser to quickly and systematically evaluate large amounts of data. The constructed portfolio is well-diversified, maintaining industry and sector exposures and macroeconomic and risk characteristics that are similar to the Index.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Market Risk also refers to the risk that the value of the securities purchased by the Fund may decline as a result of economic, political or market conditions or an issuer's financial circumstances. Because the Fund maintains sector weights at a similar level to that of the Index, your investment may experience similar changes in value and share similar risks. In order to avoid unintended exposures to economic factors, including the direction of the economy, interest rates, energy prices and inflation, we maintain the proportion of equity securities from different economic sectors in this Fund's portfolio at a level similar to that of the Index.

Quantitative Method Risk: The different factors that go into the quantitative analysis can be changed periodically. The weight of each factor may also change; thus, the analytical model may have different historical or future performance compared to the Fund.

Value Investing Risk: The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class II Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                         ANNUAL RETURN CLASS II = 5.73%

Best Quarter:                    2nd 1999      12.78%
Worst Quarter:                   3rd 1999      (9.63)%


The table compares the average annual returns for calendar year 1999 to that of the Russell 1000(R) Value Index. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                  5.73%
Russell 1000(R) Value Index:                  7.35%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)         None
Maximum account fee                                            None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                                0.50%
Other expenses                                                 1.57%
                                                              -----
Total annual fund operating expenses                           2.07%
                                                              =====
Fee waiver and/or expense reimbursement                       (1.39)%
                                                              -----
Net Expenses                                                   0.68%
                                                              =====

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$69     $218     $379     $850

--------------------------------------------------------------------------------
MID CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Brown Capital Management, Inc.

INVESTMENT OBJECTIVE
Seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks. Current income is a secondary objective. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
This Fund will invest at least 65% of total assets in the equity securities of medium capitalization companies. Medium capitalization companies generally include companies with a market capitalization of $1 to $10 billion. We will seek to achieve capital appreciation through an opportunistic investment strategy with a growth bias. This Fund will purchase equity securities of those companies that appear to be undervalued relative to their growth potential in the securities markets, because the companies are presently out of favor, not well known or possess value that is not currently recognized by the investment community. The Sub-Adviser uses a "bottom up" approach to select specific investments, employing analysis that contains elements of traditional dividend discount and earnings yield models, establishes predicted relative valuation for equity and fixed-income markets, and determines the attractiveness of individual securities through evaluation of growth and risk characteristics of the underlying company relative to the overall equity market. Although the Fund's portfolio securities generally will be acquired for the long term, they may be sold under some of the following circumstances when the Sub-Adviser believes that: a) the anticipated price appreciation has been achieved or is no longer probable; b) alternative investments offer superior total return prospects; or c) fundamentals change adversely.

Up to 35% of the Fund's total assets may be invested in other domestic equity securities, including common and preferred stocks, and convertible securities. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Management Style Risk: The risk that the portfolio manager's judgments that a particular security is undervalued relative to its growth potential in the securities markets may prove incorrect.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class II Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                         ANNUAL RETURN CLASS II = 3.56%

Best Quarter:                       4th 1999    16.93%
Worst Quarter:                      3rd 1999   (11.89)%


The table compares the average annual returns for calendar year 1999 to that of the Russell Midcap(TM) Growth Index. The Russell Midcap(TM) Growth Index focuses on Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                     3.56%
Russell Midcap(TM) Growth Index:                51.29%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)         None
Maximum account fee                                            None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                                0.65%
Other expenses                                                 1.60%
                                                              -----
Total annual fund operating expenses                           2.25%
                                                              =====
Fee waiver and/or expense reimbursement                       (1.58)%
                                                              -----
Net Expenses                                                   0.67%
                                                              =====

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$68     $215     $374     $838

--------------------------------------------------------------------------------
MID CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Neuberger Berman Management Inc.

INVESTMENT OBJECTIVE
Seeks capital growth, through investment in equity securities of medium capitalization companies using a value-oriented investment approach. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
This Fund invests at least 65% of total assets in equity securities of medium capitalization established companies, using a value-oriented investment approach intended to increase capital with reasonable risk. Medium capitalization companies include companies with the characteristics of companies included in the Russell Midcap(TM) Index. As of June 30, 1999, the largest company included in the Russell Midcap(TM) Index had an approximate market capitalization of $11.2 billion, while the average market capitalization was approximately $3.9 billion.

We choose securities we believe are undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle. When selecting securities for this Fund, we also consider other factors, including ownership by a company's management of the company's stock and the dominance of a company in its particular field. Up to 35% of the Fund's total assets may be invested in other equity securities, including common and preferred stocks, convertible securities, and related equities. See "More About Portfolio Investments."

The Fund may participate in the Initial Public Offering ("IPO") market, and a portion of the Funds' returns may be attributable to the Fund's investments in IPOs. There is no guarantee that as the Fund's assets grow that it will experience significant improvement in performance by investing in IPOs.

The Fund is actively traded. The frequency of Fund transactions is reflected in its portfolio turnover rate, % for the fiscal year ended October 31, 1999. The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the average of the value of the portfolio securities. A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, thus increasing the Fund's operating expenses. The Fund's active trading strategy may cause the Fund to have a relatively high amount of short-term capital gains, which are taxable to you at your ordinary income tax rate.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Value Investing Risk: The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class II Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                        ANNUAL RETURN CLASS II = 24.21%

Best Quarter:                      2nd 1999   16.71%
Worst Quarter:                     3rd 1999  (11.19)%


The table compares the average annual returns for calendar year 1999 to that of the Russell Midcap(TM) Value Index. The Russell Midcap(TM) Value Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, focusing on those with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index is a sub-index of the Russell 3000(R) Index. The Russell 3000(R) Index follows the 3,000 largest U.S. companies, based on total market capitalization. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                  24.21%
Russell Midcap(TM) Value Index:               (0.11)%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDERS FEES
-----------------
Maximum sales charge (load) imposed on purchases (as a         None
  percentage of offering price)
Maximum deferred sales charge (load) (as a percentage of       None
  purchase or redemption proceeds, whichever is lower)
Maximum account fee                                            None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                                0.75%
Other expenses                                                 1.52%
                                                              -----
Total annual fund operating expenses                           2.27%
                                                              =====
Fee waiver and/or expense reimbursement                       (1.35)%
                                                              -----
Net Expenses                                                   0.92%
                                                              =====

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$94     $294     $510     $1,136

--------------------------------------------------------------------------------
MODERATE GROWTH LIFESTYLE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Lifestyle

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks growth and current income through investments in a combination of the Series Company Funds ("Underlying Funds"). This Fund is suitable for investors who wish to invest in equity securities, but who are not willing to assume the substantial market risks of the Growth Lifestyle Fund. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
Asset allocation among the equity securities of international companies, large capitalization companies, medium capitalization companies, small capitalization companies and bonds is the most critical investment decision that you make as an investor. Selecting the appropriate combination should be based on your personal investment goals, time horizons and risk tolerance. The chart below reflects the projected asset allocation ranges and Underlying Fund choices for this Fund, as of the time of print.

International Equity Securities                                     10%-20%
    (These Funds invest at least 65% in non-U.S. companies.)
    Underlying Funds:
    American General International Value Fund
    American General International Growth Fund
Small Capitalization Equity Securities                              10%-20%
    (These Funds invest in the equities of small capitalization companies.)
    Underlying Funds:
    American General Small Cap Value Fund
    American General Small Cap Growth Fund
Medium Capitalization Equity Securities                             10%-20%
    (These Funds invest in the equities of medium capitalization companies.)
    Underlying Funds:
    American General Mid Cap Value Fund
    American General Mid Cap Growth Fund
Large Capitalization Equity Securities                              25%-35%
    (These Funds invest in the equities of large capitalization companies.)
    Underlying Funds:
    American General Large Cap Growth Fund
    American General Large Cap Value Fund
Bonds                                                               20%-30%
    (These Funds invest in fixed-income securities, at least 65% of which are investment grade.)
    Underlying Funds:
    American General Core Bond Fund
    American General Domestic Bond Fund

This Fund is managed so that it can serve as a complete investment program for you or as a core part of your larger portfolio. The Underlying Funds have been selected to represent a reasonable spectrum of investment options for the Fund. We have based the target investment percentages for the Fund on the degree to which we believe the Underlying Funds, in combination, to be appropriate for the Fund's investment objective. We may change the asset allocation ranges and the particular Underlying Funds in which the Fund may invest from time to time.

The Fund is a non-diversified investment company under the 1940 Act because it invests in a limited number of the Underlying Funds. However, the Underlying Funds themselves are diversified companies.

INVESTMENT RISKS
The allocation among the different Underlying Funds is designed to achieve the Fund's investment objective and reduce risk. The allocation of assets within the Fund is determined by VALIC according to fundamental quantitative analysis. Modest shifts may be made among Underlying Funds and asset classes based on VALIC's current outlook on financial markets and the world's economies. Because the Fund's assets will be adjusted only periodically, there should not be any sudden large-scale changes in the Fund's asset allocations.

The Fund's performance is directly related to the performance of the Underlying Funds in which it invests. Changes in the net asset values of the Underlying Funds affect this Fund's net asset value. Also, the Fund's ability to meet its investment objective depends upon the ability of the Underlying Funds to meet their investment objectives.

Investment in the Underlying Funds involves manager risk. Manager risk is the risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

The Fund is also subject to the risk that a Fund that is non-diversified under the 1940 Act will invest more of its assets in fewer issuers and, therefore, is more likely to be adversely affected by a downturn in any one issuer or security.

The securities that Underlying Funds invest in also involve various risks:
Credit Risk (applies to Core Bond): The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Derivatives Risk (Domestic Bond, International Value, Large Cap Growth): The risk that loss may result from a Fund's investments in put and call options, futures, swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to a Fund.

Foreign Securities Risks (applies to each of the above Underlying Funds except for Mid Cap Growth and Mid Cap Value):

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk (applies to Core Bond): Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk (applies to all Underlying Funds): There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Management Style Risk (applies to Mid Cap Growth): The risk that the portfolio manager's judgments that a particular security is undervalued relative to its growth potential in the securities markets may prove incorrect.

Market Risk (applies to all Underlying Funds): Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Quantitative Method Risk (applies to Large Cap Value): The different factors that go into the quantitative analysis can be changed periodically. The weight of each factor may also change; thus, the analytical model may have different historical or future performance compared to the Fund.

Small Capitalization Company Risk (applies to Core Bond, Domestic Bond, International Growth, International Value, Small Cap Growth, and Small Cap Value): The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Value Investing Risk (applies to Domestic Bond, International Value, Small Cap Value, Mid Cap Value and Large Cap Value): The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class II Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                        ANNUAL RETURN CLASS II = 18.71%

Best Quarter:                       4th 1999  14.33%
Worst Quarter:                      3rd 1999  (3.36)%


The table compares the average annual returns for calendar year 1999 to that of a blended index, calculated by including the pro rata portion of each of the Underlying Fund's respective indices, and the S&P 500 Index, composed of 500 common stocks which are chosen by Standard & Poor's Corporation. The S&P 500 Index approximates the general distribution of industries in the U.S. economy, captures the price performance of a large cross-section of the publicly traded stock market. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                 18.71%
Moderate Growth Lifestyle
  Blended Benchmark:                         13.77%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)         None
Maximum account fee                                            None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                                0.10%
Other expenses                                                 0.00%
                                                              -----
Total annual fund operating expenses                           0.10%
                                                              =====


The numbers below show the total combined operating expenses as a percentage of net assets, including indirect expenses of the Underlying Funds, after expense reimbursements. This reflects total average weighted combined operating expenses.


Total Combined Operating Expenses:                             0.78%

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$10     $32      $57      $129

--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Stability

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks liquidity, protection of capital and current income through investments in short-term money market instruments. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests in short-term money market securities to provide you with liquidity, protection of your investment and current income. In accordance with Rule 2a-7 of the 1940 Act, such securities must mature in 13 months or less and the Fund must have a dollar-weighted average portfolio maturity of 90 days or less. These practices are designed to reduce risk and minimize any fluctuation in the share price.

The investments this Fund may buy include:
- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities
- Certificates of deposit and other obligations of domestic banks that have total assets in excess of $1 billion
- Commercial paper sold by corporations and finance companies
- Corporate debt obligations with remaining maturities of 13 months or less
- Repurchase agreements
- Money market instruments of foreign issuers payable in U.S. dollars (limited to no more than 20% of the Fund's net assets)
- Asset-backed securities
- Loan participations
- Adjustable rate securities
- Variable Rate Demand Notes
- Illiquid and restricted securities (limited to 10% of the Fund's net assets at all times)
- Rule 144A securities (liquid)

INVESTMENT RISKS
The Fund invests in short-term money market securities, which present low credit and interest rate risks. Because the risk to the money you invest is low, the potential for profit is also low. The rate of income for the Money Market Fund varies daily depending on short-term interest rates.

Because of the following principal risks, the value of your investment may fluctuate:

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class II Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                         ANNUAL RETURN CLASS II = 4.88%

Best Quarter:                         4th 1999   1.34%
Worst Quarter:                        1st 1999   1.09%

The table shows the Fund's seven-day yield as of a recent date. Please call Customer Service at 1-877-999-2434 for the most current yield information. The Fund's past performance does not necessarily indicate how it will perform in the future.


February 15, 2000:
7 Day Current Yield                              5.48%
7 Day Effective Yield                            5.63%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)         None
Maximum account fee                                            None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                                0.25%
Other expenses                                                 0.85%
                                                              -----
Total annual fund operating expenses                           1.10%
                                                              =====
Fee waiver and/or expense reimbursement                       (0.67)%
                                                              -----
Net Expenses                                                   0.43%
                                                              =====

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$44     $138     $241     $545

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
J.P. Morgan Investment Management Inc.

INVESTMENT OBJECTIVE
Seeks to provide long-term growth from a portfolio of equity securities of small capitalization growth companies. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
At least 65% of the Fund's total assets are invested in the equity securities of small capitalization companies, which are companies whose approximate market capitalizations are greater than $150 million and less than $1.25 billion. These equities include U.S. and foreign common and preferred stocks, warrants and rights, and convertible securities. On an industry-by-industry basis, the Fund's weightings are similar to those of the Russell 2000(R) Growth Index. Within each industry, the Fund invests in equity securities that the Sub-Adviser's research and valuation process indicate are undervalued. The greater a company's estimated worth compared to the current market price of its equity securities, the more undervalued the company.

The Fund may invest up to 35% of total assets in other equity securities of U.S. and foreign large and medium capitalization issuers, including those equities listed above, and the securities of investment companies. Large and medium capitalization issuers are those companies with total assets of approximately $1 billion or more. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you may lose money:

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class II Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                        ANNUAL RETURN CLASS II = 63.35%

Best Quarter:                       4th 1999   43.01%
Worst Quarter:                      1st 1999   (0.43)%


The table compares the average annual returns for calendar year 1999 to that of the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index is a sub-index of the Russell 3000(R) Index. The Russell 3000(R) Index follows the 3,000 largest U.S. companies, based on total market capitalization. The Russell 2000(R) Growth Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, focusing on those with higher price-to-book ratios and higher forecasted growth values. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                  63.35%
Russell 2000(R) Growth Index:                 43.09%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)         None
Maximum account fee                                            None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                                0.85%
Other expenses                                                 1.49%
                                                             ------
Total annual fund operating expenses                           2.34%
                                                             ======
Fee waiver and/or expense reimbursement                       (1.31)%
                                                             ------
Net Expenses                                                   1.03%
                                                             ======

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.


1 Year  3 Years  5 Years  10 Years
$105    $328     $570     $1,264

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
Fiduciary Management Associates, Inc. (actively managed portion)

INVESTMENT OBJECTIVE
Seeks maximum long-term return, consistent with reasonable risk to principal, by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGIES
This Fund invests at least 65% of its total assets in equity securities of small capitalization companies, which are companies whose total market capitalizations range from approximately $150 million to $1.25 billion and companies included in the Russell 2000(R) Index ("Index"). One portion of the Fund's investment portfolio will be actively managed and the other portion will be passively managed.

Actively Managed Portion (50%): In analyzing and selecting investments for the actively managed portion of the Fund's investment portfolio, we look for market themes and changes that signal opportunity. We seek companies with lower price-to-earnings ratios, strong cash flow, good credit lines and clean or improving balance sheets. At any given time, this portion of the Fund's investment portfolio will be invested in a diversified group of small capitalization equity securities in several industries. The Fund will invest primarily in U.S. companies with seasoned management or a track record as part of a larger company.

Passively Managed Portion (50%): This portion of the Fund is comprised of a sampling of stocks in the Index that, as a group, should reflect its performance. Since it may not be possible for this Fund to buy every stock included in the Index or in the same proportions, the Fund will select stocks to purchase by utilizing a statistical sampling technique known as "optimization." This process selects stocks for the Fund so that various industry weightings, market capitalizations and fundamental characteristics (e.g. price-to-book, price-to-earnings, debt-to-asset ratios and dividend yields) closely approximate those of the Index. The stocks held by the Fund are weighted to make the Fund's aggregate investment characteristics similar to those of the Index as a whole.

The Fund may invest up to 35% of its total assets in short-term investments, such as foreign and domestic money market instruments, certificates of deposit, bankers acceptances, time deposits, U. S. Government obligations, agency securities, high quality commercial paper, repurchase agreements, and short-term corporate fixed-income securities. U.S. Government securities are securities issued or guaranteed by the U.S. Government which are supported by the full faith and credit of the U.S. Government; the right of the issuer to borrow from the U.S. Treasury; the credit of the issuing government agency; or the authority of the U.S. Government to purchase obligations of the agency. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you may lose money:

Foreign Securities Risks:
    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Currency Risk: The risk that a foreign currency will decline in value. The Fund generally will trade, for hedging purposes, in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Fund.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Small Capitalization Company Risk: The risk that smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or markets, generally.

Value Investing Risk: The risk that the portfolio manager's judgments that a particular security is undervalued in relation to the company's fundamental economic value may prove incorrect.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class II Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                        ANNUAL RETURN CLASS II = (4.56)%

Best Quarter:                       2nd 1999    11.75%
Worst Quarter:                      1st 1999   (12.61)%


The table compares the average annual returns for calendar year 1999 to that of the Russell 2000(R) Value Index. The Russell 2000(R) Value Index is a sub-index of the Russell 3000(R) Index. The Russell 3000(R) Index follows the 3,000 largest U.S. companies, based on total market capitalization. The Russell 2000(R) Value Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, focusing on those with lower price-to-book ratios and lower forecasted growth values. No sales charge has been applied to the index used for comparison in the table. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                    (4.56)%
Russell 2000(R) Value Index:                    (1.49)%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)         None
Maximum account fee                                            None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                                 0.75%
Other expenses                                                  1.69%
                                                               -----
Total annual fund operating expenses                            2.44%
                                                               =====
Fee waiver and/or expense reimbursement                        (1.58)%
                                                               -----
Net Expenses                                                    0.86%
                                                               =====

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years  5 Years  10 Years
$88     $275     $478     $1,065

--------------------------------------------------------------------------------
SOCIALLY RESPONSIBLE FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISER
VALIC

INVESTMENT OBJECTIVE
Seeks to obtain growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund will invest at least 80% of total assets in the equity securities of companies meeting the Fund's social criteria. To find out which companies meet the Fund's social criteria, we rely on industry classifications, research services such as the Investor Responsibility Research Center ("IRRC").

The Fund does not invest in companies that are significantly engaged in:
- the production of nuclear energy;
- the manufacture of weapons or delivery systems;
- the manufacture of alcoholic beverages or tobacco products;
- the operation of gambling casinos; or
- business practices or the production of products that significantly pollute the environment.

At least once a year, the IRRC surveys state laws to see if there are any new or revised state laws that govern or affect the investments of public funds. If the survey shows that at least 20 states have adopted laws that restrict public funds from being invested in a clearly definable category of investments, this category is automatically added to our social criteria list.

Up to 20% of the Fund's total assets may be invested in high quality money market securities and warrants, or in other types of equity securities of companies meeting social criteria, including American Depositary Receipts ("ADRs"), foreign securities, preferred stock, and convertible securities. ADRs are certificates issued by a U.S. depositary bank, representing foreign shares held by the bank, to facilitate trading in foreign securities. ADRs carry the same currency, political and economic risks as the underlying foreign shares. See "More About Portfolio Investments."

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of these principal risks, the value of your investment may fluctuate and you could lose money:

Foreign Securities Risk:
A foreign security is a security issued by an entity domiciled or incorporated outside of the U.S. Among the principal risks of owning foreign securities:

    Political risk - the chance of a change in government and the assets of the company being taken away.

    Currency risk - a change in the value of the foreign currency compared to the dollar. If the foreign currency declines in value, your investment valued in U.S. dollars will decline even if the value of the foreign stock or bond is unchanged.


    Limited information risk - foreign companies generally are not regulated to the degree U.S. companies are and may not report all of the information we are used to getting. To minimize taxes they may not report some income or they may report higher expenses.


    Sovereign Risk - the risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk - foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Developing Country Risk - the risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk - the risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Social Criteria Risk: If a company stops meeting the Fund's social criteria after the Fund invested in it, the Fund will sell these investments even if this means the Fund loses money. Also, if the Fund changes its social criteria and the companies the Fund has already invested in no longer qualify, the Fund will sell these investments, even if this means the Fund loses money. Social criteria screening will limit the availability of investment opportunities for the Fund more than for funds having no such criteria.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class II Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                        ANNUAL RETURN CLASS II = 18.76%


Best Quarter:                4th 1999       14.19%
Worst Quarter:               3rd 1999       (6.87)%



The table compares the average annual returns for calendar year 1999 to that of the S&P 500 Index, composed of 500 common stocks which are chosen by Standard & Poor's Corporation. The Index approximates the general distribution of industries in the U.S. economy, captures the price performance of a large cross-section of the publicly traded stock market. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                 18.76%
S&P 500 Index:                               21.05%


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        None
Maximum account fee                                           None

ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                               0.25%
Other expenses                                                1.52%
                                                           -------
Total annual fund operating expenses                          1.77%
                                                           =======
Fee waiver and/or expense reimbursement                      (1.34)%
                                                           -------
Net Expenses                                                  0.43%
                                                           =======

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.


1 Year  3 Years  5 Years  10 Years
$44     $138     $241     $545

--------------------------------------------------------------------------------
STRATEGIC BOND FUND
--------------------------------------------------------------------------------

INVESTMENT CATEGORY
Income

INVESTMENT ADVISER
VALIC

INVESTMENT SUB-ADVISER
AGIM

INVESTMENT OBJECTIVE
Seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
The Fund invests at least 65% of total assets in a broad range of fixed-income securities, including
- investment grade bonds (rated Baa or higher by Moody's and BBB or higher by S&P)
- U.S. Government and agency obligations
- mortgage backed securities
- U.S., Canadian, and foreign high risk, high yield bonds (rated C or higher by Moody's and CC or higher by S&P, or comparable unrated securities)

Up to 25% of the Fund's total assets may be invested in foreign emerging market debt, and up to an additional 25% in non-U.S. dollar bonds. The Fund may also invest up to 20% of total assets in equity securities, such as common and preferred stocks, convertible securities, and warrants.

Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you could lose money:

Credit Risk: The risk that an issuer of a fixed-income security owned by the Fund may be unable to make interest or principal payments.

Foreign Securities Risks:

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Developing Country Risk: The risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in developing countries, as these markets are generally more volatile than the markets of developed countries.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

Interest Rate Risk: Interest rate risk refers to the risk that fluctuations in interest rates may affect the value of interest-paying securities in a Fund. When interest rates rise, the value of fixed-income securities will usually fall, and vice versa. Longer term securities are subject to greater interest rate risk.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Prepayment Risk: Prepayment risk refers to the risk that issuers of fixed-income securities will make payments earlier than anticipated. During periods of falling interest rates, the Fund may invest in new securities with lower interest rates, thus reducing the stream of cash payments that flow through the Fund.

Risk of Lower Rated Fixed-Income Securities: A portion of the Fund's investments may be in high yielding, high risk fixed-income securities that are rated below investment grade. Fixed-income securities rated below BBB- by S&P or Baa3 by Moody's are considered to be below investment grade. Fixed-income securities with a below investment grade rating present a comparatively greater risk of default in the timely payment of interest and principal than fixed-income securities rated as investment grade. These lower rated securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Because investment in lower rated fixed-income securities (commonly referred to as junk bonds) involves significantly greater credit risk, market risk and interest rate risk than higher rated fixed-income securities achievement of the Fund's investment objective is dependent upon the Sub-Adviser's investment analysis. Accordingly, the Fund's investments may become worth less than what the Fund paid for them.

The lower rated but higher yielding fixed-income securities purchased by the Fund may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. In addition, high yield fixed-income securities are often issued by smaller, less creditworthy companies or by companies with substantial debt. The securities ratings by Moody's and S&P are based largely on the issuer's historical financial condition and the rating agency's investment analysis at the time of the rating. As a result, the rating assigned to a security does not necessarily reflect the issuer's current financial condition, which may be better or worse than the rating indicates. Credit ratings are only one factor VALIC or a Sub-Adviser relies on in evaluating lower-rated fixed-income securities. The analysis by VALIC or the Sub-Adviser of a lower rated security may also include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, regulatory concerns, and responsiveness to changes in business conditions and interest rates. VALIC or the Sub-Adviser also may consider relative values based on anticipated cash flow, interest or dividend coverage, balance sheet analysis, and earnings prospects.

PERFORMANCE INFORMATION

The bar chart below shows the Fund's annual total return and performance for the 1999 calendar year, for Class II Shares, assuming reinvestment of dividends and distributions. This information helps to provide some indication of the risks of investing in the Fund.


                                    [GRAPH]

                         ANNUAL RETURN CLASS II = 4.93%

Best Quarter:                4th 1999        3.39%
Worst Quarter:               2nd 1999       (0.75)%


The table compares the average annual returns for calendar year 1999 to that of the Lehman Brothers Aggregate Bond Index, a total return index measuring both the capital price changes and the income underlying the universe of securities, weighted by market value outstanding. The Fund's past performance does not necessarily indicate how it will perform in the future.



Average Annual Total Return:                                4.93%
Lehman Brothers Aggregate Bond Index:                      (0.83)%

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                  None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)           None
Maximum account fee                                              None
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------
Management fees                                                  0.60%
Other expenses                                                   1.65%
                                                                -----
Total annual fund operating expenses                             2.25%
                                                                =====
Fee waiver and/or expense reimbursement                         (1.47)%
                                                                -----
Net Expenses                                                     0.78%
                                                                =====

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 Year  3 Years   5 Years   10 Years
$80     $249      $434      $970

--------------------------------------------------------------------------------
MORE ABOUT PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

Each Fund's principal investment strategies and risks are summarized above. More information about types of portfolio investments is shown below. Funds may invest in other investments and may use investment techniques not described in this prospectus. All Money Market Fund investments must comply with Rule 2a-7 of the 1940 Act, which allows the purchase of only high quality money market instruments. The Lifestyle Funds invest in other Funds described in this Prospectus and thus are not specifically mentioned below. Please refer to the SAI for more information about investments.

ASSET-BACKED SECURITIES
Asset-backed securities are bonds or notes that are normally supported by a specific property. If the issuer fails to pay the interest or return the principal when the bond matures, then the issuer must give the property to the bondholders or noteholders. Examples of assets supporting asset-backed securities include credit card receivables, retail installment loans, home equity loans, auto loans, and manufactured housing loans. All of the Funds except International Growth Fund, International Value Fund, Large Cap Growth, and Mid Cap Growth may invest in asset-backed securities.

DEPOSITARY RECEIPTS
ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank. ADRs in which a Fund may invest may be sponsored or unsponsored. There may be less information available about foreign issuers of unsponsored ADRs. All of the Funds except for the Money Market Fund and the Strategic Bond Fund may purchase ADRs.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. We consider ADRs, EDRs and GDRs to be foreign securities. The Balanced Fund, Core Bond Fund, Domestic Bond Fund, High Yield Bond Fund, International Growth Fund, International Value Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund and Socially Responsible Fund may invest in EDRs and GDRs. The Large Cap Growth Fund may invest in GDRs but may not invest in EDRs.

EQUITY SECURITIES
Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.

Stocks are one type of equity security. Each share of stock represents a part of the ownership of the company. The holder of stock participates in the growth of the company through the stock price and receipt of dividends. All the Funds may invest in equities except for the Money Market Fund, though equities may not be a primary strategy for each Fund.

Generally, there are three types of stocks:

1. Common stock -- Common stock usually has voting rights, which allow an investor to vote for the company Board of Directors. Common stock also gives each owner a share in a company's profits through dividend payments or the capital appreciation of the security.
2. Preferred stock -- Each share of preferred stock allows the holder to get a fixed dividend before the common stock shareholders receive any dividends on their shares.
3. Convertible preferred stock -- A stock with a fixed dividend which the holder may exchange for a certain amount of common stock.

Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depository receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and foreign equity securities, such as ADRs, GDRs and EDRs.

FIXED-INCOME SECURITIES
Fixed-income securities include a broad array of short-, medium- and long-term obligations, including notes and bonds. Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to changes in relative values of currencies. Fixed-income securities generally involve an obligation of the issuer to pay interest on either a current basis or at the maturity of the security and to repay the principal amount of the security at maturity.

Bonds are one type of fixed-income security and are sold by governments on the local, state, and federal levels, and by companies. There are many different kinds of bonds. For example, each bond issue has specific terms. U.S. Government bonds are guaranteed to pay interest and principal by the federal government. Revenue bonds are usually only paid from the revenue of the issuer. An example of that would be an airport revenue bond. Debentures are a very common type of corporate bond (a bond sold by a company). Payment of interest and return of principal is subject to the company's ability to pay. Convertible bonds are corporate bonds that can be exchanged for stock.

The types of bonds that most Funds purchase, for example, includes U.S. Government bonds and investment grade corporate bonds. VALIC and the Sub-Advisers will not necessarily dispose of a bond if its ratings are downgraded to below investment grade. All of the Funds except Mid Cap Growth Fund and the Money Market Fund may invest in investment grade bonds. Of those that invest in bonds, only the Balanced Fund, Core Bond Fund, Domestic Bond Fund, High Yield Bond Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value, and Strategic Bond Fund may also invest in below-investment grade bonds.

Investing in a bond is like making a loan for a fixed period of time at a fixed interest rate. During the fixed period, the bond pays interest on a regular basis. At the end of the fixed period, the bond matures and the investor usually gets back the principal amount of the bond. Fixed periods to maturity are categorized as short-term (generally less than 12 months), intermediate (one to 10 years), and long-term (10 years or more). Commercial paper is a specific type of corporate or short-term note. In fact, it's very short-term, being paid in less than 270 days, though most commercial paper matures in 50 days or less.

Bonds are not the only type of fixed-income security. Other fixed-income securities include, for example, U.S. and foreign corporate fixed-income securities, including convertible securities (bonds, debentures, notes and other similar instruments) and corporate commercial paper; mortgage-related and other asset-backed securities; inflation-indexed bonds issued by both governments and corporations; structured notes, including hybrid or "indexed" securities, preferred or preference stock, catastrophe bonds, and loan participations; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; fixed-income securities issued by states or local governments and their agencies, authorities and other instrumentalities; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities. Fixed-income securities may be acquired with warrants attached.

FOREIGN CURRENCY
Funds buy foreign currencies when they believe the value of the currency will increase. If it does increase, they sell the currency for a profit. If it decreases they will experience a loss. Generally, the International Growth Fund and the International Value Fund may also buy and sell foreign currencies to settle transactions for foreign securities bought or sold in the Fund. All the Funds except for the Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Money Market Fund and the Small Cap Value Fund may invest in foreign currency.

FOREIGN SECURITIES
Securities of foreign issuers may be denominated in foreign currencies, except with respect to the Money Market Fund and the Core Bond Fund which may only invest in U.S. dollar-denominated securities of foreign issuers. The Large Cap Growth Fund may only invest in the equity securities of foreign issuers that are traded in the United States. Generally, all of the Funds may invest in foreign securities except for Mid Cap Growth Fund.

Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, fixed-income securities issued by foreign governments, corporations and supranational organizations, and ADRs, EDRs and GDRs. See "Depositary Receipts".

FUTURES AND OPTIONS
Futures and options are considered derivative securities, since the value of the future or option is derived in part from the value and characteristics of another security. A "future" is a contract which involves the sale of a security for future delivery. An "option" gives the buyer the opportunity to buy or sell a security at a set price on or before a date specified in the contract. A call option buyer thinks the stock price may go up in the future, while a put option buyer thinks the stock price may go down. All of the Funds except for International Growth Fund, Mid Cap Growth Fund and Money Market Fund may invest in derivatives.

The Funds use stock and bond futures to invest cash and cash equivalents to:
- Write (sell) exchange traded covered put and call options on securities and stock indices.
- Purchase exchange traded put and call options on securities and stock indices.
- Purchase and sell exchange traded financial futures contracts.
- Write (sell) covered call options and purchase exchange traded put and call options on financial futures contracts.
- Write (sell) covered call options and purchase non-exchange traded call and put options on financial futures contracts.

ILLIQUID SECURITIES
An illiquid security is one that may not be frequently traded or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Illiquid securities include, but are not limited to, time deposits and repurchase agreements not maturing within seven days and restricted securities. Non-money market funds may invest up to 15% in illiquid securities, while money market funds are limited to 10%. This restriction applies at all times to all assets.

A restricted security is one that has not been registered with the SEC and, therefore, cannot be sold in the public market. Securities eligible for sale under Rule 144A and commercial paper offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, are not deemed by VALIC or the Fund's Sub-Adviser to be illiquid solely by reason of being restricted. Instead, VALIC or the Sub-Adviser will determine whether such securities are liquid based on trading markets and pursuant to guidelines adopted by the Series Company's Board of Trustees. If VALIC or the Sub-Adviser concludes that a security is not liquid, that investment will be included within the Fund's limitation on illiquid securities.

INVESTMENT COMPANIES
All of the Funds may invest in the securities of other open-end or closed-end investment companies subject to the limitations imposed by the 1940 Act. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by an investment company in which it invests.

INVESTMENT FUNDS
Some countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted through investment funds which have been specifically authorized. International Growth Fund, International Value Fund, Large Cap Growth Fund, Mid Cap Value Fund and Small Cap Growth Fund may invest in investment funds.

LOAN PARTICIPATIONS
A loan participation is an investment in a loan made to a U.S. company that is secured by the company's assets. The assets must be, at all times, worth enough money to cover the balance due on the loan. Major national and regional banks make loans to companies and then sell the loans to investors. These banks don't guarantee the companies will pay the principal and interest due on the loans. All of the Funds except the Mid Cap Value Fund may invest in loan participations.

MONEY MARKET SECURITIES
A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by VALIC or a Sub-Adviser. All the Funds may invest in money market securities, though it is not a primary strategy for all Funds.

VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend for an indefinite period of time.s of high quality money market securities include:
- Cash and cash equivalents
- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities
- Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion
- Commercial paper sold by corporations and finance companies
- Corporate debt obligations with remaining maturities of 13 months or less
- Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities.

MORTGAGE-RELATED SECURITIES
Mortgage-related securities include, but are not limited to, mortgage pass-through securities, collateralized mortgage obligations and commercial mortgage-backed securities. All of the Funds except for International Growth Fund, International Value Fund, Mid Cap Growth Fund, Money Market Fund and the Socially Responsible Fund may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Payments of interest and principal on these securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities. Mortgage-related securities are subject to interest rate risk and prepayment risk.

Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (i.e., securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (i.e., securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage-related securities created by non-governmental issuers (such as commercial banks, private mortgage insurance companies and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized mortgage obligations ("CMOs") are hybrid mortgage-related instruments. CMOs may be collateralized by whole mortgage loans or by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity, coupon, and prepayment preference. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds.

Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

REAL ESTATE SECURITIES
Real estate securities are securities issued by companies that invest in real estate or interests therein. All of the Funds except for the Domestic Bond Fund and the High Yield Bond Fund may invest in real estate securities and real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity.

REPURCHASE AGREEMENTS
A repurchase agreement requires the seller of the security to buy it back at a set price at a certain time. If a Fund enters into a repurchase agreement, it is really making a short-term loan (usually for one day to one week). The risk in a repurchase agreement is the failure of the seller to be able to buy the security back. If the value of the security declines, the Fund may have to sell at a loss. A repurchase agreement of more than 7 days duration is illiquid. A Fund may enter into repurchase agreements only with well-established securities dealers or banks that are members of the Federal Reserve System. All the Funds in this Prospectus may invest in repurchase agreements.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS
A reverse repurchase agreement involves the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. If a Fund's positions in reverse repurchase agreements or similar transactions are not covered by liquid assets in a segregated account, such transactions would be subject to the Funds' limitations on borrowings. The Funds will not borrow money, except as provided in each Fund's investment restrictions. Reverse repurchase agreements may be entered into by all Funds except the Mid Cap Growth Fund.

The Core Bond Fund, High Yield Bond Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and the Strategic Bond Fund may enter into dollar rolls. In a dollar roll transaction, a Fund sells mortgage-backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date.

STRUCTURED SECURITIES
The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of a Fund's investment. The Balanced Fund, Core Bond Fund, Domestic Bond Fund, High Yield Bond Fund, and the Strategic Bond Fund may enter into structured securities.

SWAP AGREEMENTS
Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. The Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, and the Strategic Bond Fund may enter into swap agreements.

U.S. GOVERNMENT SECURITIES
All the Funds may invest in U.S. Government securities. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, the Tennessee Valley Authority and the Small Business Authority are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are, therefore, not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.

VARIABLE AMOUNT DEMAND MASTER NOTES
Variable amount master demand notes are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. The Balanced Fund, Core Bond Fund, Domestic Bond Fund, High Yield Bond Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, and the Strategic Bond Fund may invest in the variable amount demand master notes.

VARIABLE RATE DEMAND NOTES
Variable rate demand notes ("VRDNs") are either taxable or tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. The Money Market Fund may also may invest in participation VRDNs, which provide a Fund with an undivided interest in underlying VRDNs held by major investment banking institutions. All the Funds may invest in VRDNs.

WARRANTS AND RIGHTS
Warrants and rights are instruments which entitle the holder to buy underlying equity securities at a specific price for a specific period of time. A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities. All of the Funds except for the Mid Cap Growth Fund and the Money Market Fund may invest in warrants and rights.

WHEN-ISSUED SECURITIES
When-issued securities are those investments that have been announced by the issuer and will soon be on the market. The Funds negotiate the price with a broker before it goes on the market. If the security ends up selling on the market at a lower price than negotiated, the Funds may have a loss. If it sells at a higher price, the Funds may have a profit. All of the Funds except the Mid Cap Value Fund and the Money Market Fund may invest in when-issued securities.

--------------------------------------------------------------------------------
WELCOME TO AMERICAN GENERAL CORPORATION
--------------------------------------------------------------------------------

American General Corporation, with assets of $111 billion and shareholders' equity of $15 billion as of December 31, 1999, is the parent company of one of the nation's largest diversified financial services organizations. American General's operating divisions deliver a wide range of retirement services, life insurance, and consumer finance products and services to diverse markets through focused distribution channels. American General, headquartered in Houston, was incorporated as a general business corporation in Texas in 1980 and is the successor to American General Insurance Company, an insurance company incorporated in Texas in 1926.

American General Fund Group is the mutual fund division of American General Corporation. The address of American General Corporation and its subsidiaries, including VALIC and American General Investment Management, L.P. ("AGIM"), is 2929 Allen Parkway, Houston, Texas 77019.

INVESTMENT ADVISER
VALIC, a stock life insurance company, has been in the investment advisory business since 1960, and is the investment adviser for all the Funds. VALIC had approximately $61 billion in assets under management, as of December 31, 1999. VALIC and AGIM, a Sub-Adviser, are both members of the American General Corporation group of companies. Each entity is a registered investment adviser with the SEC. Several of VALIC's principal officers, directors and portfolio managers hold similar positions with AGIM.

As Investment Adviser, VALIC oversees the Fund's day to day operations, supervises the purchase and sale of Fund investments, and performs the cash management function. VALIC employs Investment Sub-Advisers who make investment decisions for most of the Funds.

In addition to the Funds shown in this prospectus, VALIC serves as investment adviser to the following Funds which are not described in this Prospectus:
American General Mid Cap Index Fund, American General Small Cap Index Fund, American General Stock Index Fund, American General Municipal Bond Fund, American General Municipal Money Market Fund and the American General Science & Technology Fund. The American General Municipal Bond Fund and American General Municipal Money Market Fund are sub-advised by AGIM, and the American General Science & Technology Fund is sub-advised by T. Rowe Price Associates, Inc. These Funds are presented in separate prospectuses, also dated March 1, 2000.

VALIC makes investment decisions for and is directly responsible for the day-to-day management of the Lifestyle Funds, the Socially Responsible Fund, and the Money Market Fund. The investment advisory agreement between VALIC and the Series Company provides for the Series Company to pay all expenses not specifically assumed by VALIC. Examples of the expenses paid by the Series Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts. These expenses are allocated to each Fund in a manner approved by the Board of Trustees.

Teresa Moro has been the Money Market Fund's portfolio manager and Vice President and Investment Officer of the Series Company since its inception. Since 1991, Ms. Moro has served as Vice President and Investment Officer of American General Series Portfolio Company, a registered investment company managed by VALIC and as Portfolio Manager of the American General Series Portfolio Company Money Market Fund.

Magali E. Azema-Barac is responsible for the equity group. She heads the team making investment decisions for the Socially Responsible Fund and the passively managed portion of the Small Cap Value Fund. Ms. Azema-Barac joined American General in September, 1999. From 1995 to 1999, she worked on the equity desk of USWest Investment Management Company in Englewood, Colorado, where she incepted and managed an enhanced equity portfolio.

HOW VALIC IS PAID FOR ITS SERVICES
Each Fund pays VALIC a fee based on its average daily net asset value. A Fund's net asset value is the total value of the Fund's assets minus any money it owes for operating expenses, such as the fee paid to its Custodian to safeguard the Fund's investments.

From time to time VALIC, the Sub-Advisers and/or the Distributor may voluntarily undertake to reduce a Fund's expenses by reducing the fees payable to them or bearing certain expenses.

                                              ADVISORY FEE PAID TO VALIC
FUND NAME                                     (AS A % OF AVERAGE DAILY NET ASSETS)
---------                                     ------------------------------------
Balanced Fund                                 0.80% on the first $25 million
                                              0.65% on the next $25 million
                                              0.45% on assets over $50 million
Conservative Growth Lifestyle Fund            0.10%
Core Bond Fund                                0.50% on the first $200 million
                                              0.45% on the next $300 million
                                              0.40% on assets over $500 million
Domestic Bond Fund                            0.60% on the first $50 million
                                              0.45% on the next $50 million
                                              0.43% on the next $200 million
                                              0.40% over $300 million
Growth Lifestyle Fund                         0.10%
High Yield Bond Fund                          0.70% on the first $200 million
                                              0.60% on the next $300 million
                                              0.55% on assets over $500 million
International Growth Fund                     0.90% on the first $100 million
                                              0.80% on assets over $100 million
International Value Fund                      1.00% on the first $25 million
                                              0.85% on the next $25 million
                                              0.675% on the next $200 million
                                              0.625% on assets over $250 million
Large Cap Growth Fund                         0.55%
Large Cap Value Fund                          0.50%
Mid Cap Growth Fund                           0.65% on the first $25 million
                                              0.55% on the next $25 million
                                              0.45% on assets over $50 million
Mid Cap Value Fund                            0.75% on the first $100 million
                                              0.725% on the next $150 million
                                              0.70% on the next $250 million
                                              0.675% on the next $250 million
                                              0.65% on the assets over $750 million
Moderate Growth Lifestyle Fund                0.10%
Money Market Fund                             0.25%
Small Cap Growth Fund                         0.85%
Small Cap Value Fund                          0.75% on the first $50 million
                                              0.65% on the assets over $50 million
Socially Responsible Fund                     0.25%
Strategic Bond Fund                           0.60% on the first $200 million
                                              0.50% on the next $300 million
                                              0.45% on assets over $500 million

INVESTMENT SUB-ADVISERS
For some of the Funds, VALIC works with investment Sub-Advisers through an agreement each entered into with VALIC. Sub-Advisers are financial service companies that specialize in certain types of investing. However, VALIC still retains ultimate responsibility for managing the Funds. The Sub-Adviser's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.

According to the agreements we have with the Sub-Advisers, we will receive investment advice for each sub-advised Fund. Under these agreements we give the Sub-Advisers the authority to buy and sell securities for these Funds. We retain the responsibility for the overall management of these Funds. The Sub-Advisers may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select. The Sub-Advisers may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Sub-Adviser as allowed by law. This could include any affiliated futures commission merchants.

The 1940 Act permits Sub-Advisers, under certain conditions, to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker cannot be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Sub-Adviser's affiliated broker may be considered reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.

The Securities Exchange Act of 1934 prohibits members of national securities exchanges from effecting exchange transactions for accounts that they or their affiliates manage, except as allowed under rules adopted by the SEC. The Series Company and the Sub-Advisers have entered into written contracts, as required by the 1940 Act, to allow the Sub-Adviser's affiliate to effect these types of transactions for commissions.

VALIC and the Sub-Advisers may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.

In selecting Sub-Advisers, the Trustees of the Series Company carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-Adviser; (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the Sub-Advisers' personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid by VALIC to each Sub-Adviser. The Sub-Advisory fees are not paid by the Funds.

The Series Company relies upon an exemptive order from the SEC which permits VALIC, subject to certain conditions, to select new sub-advisers or replace existing sub-advisers without first obtaining shareholder approval for the change. The Board of Trustees, including a majority of the "independent" Trustees, must approve each new sub-advisory agreement. This allows VALIC to act more quickly to change sub-advisers when it determines that a change is beneficial to shareholders by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, the Series Company will provide investors with information about each new sub-adviser and its sub-advisory agreement within 90 days of the hiring of a new sub-adviser. VALIC is responsible for selecting, monitoring, evaluating and allocating assets to the Sub-advisers and oversees the Sub-advisers' compliance with the relevant Fund's investment objective, policies and restrictions.

The Sub-Advisers are:

AGIM
2929 Allen Parkway, Houston, Texas 77015
Founded: 1998

AGIM is the Sub-Adviser for the Core Bond Fund, Domestic Bond Fund, High Yield Bond Fund, Money Market Fund, and the Strategic Bond Fund. AGIM was formed in 1998 as a successor to the investment management division of American General Corporation, and is an indirect wholly-owned subsidiary of American General Corporation. AGIM also provides investment management and advisory services to pension and profit sharing plans, financial institutions and other investors. Investment decisions for the High Yield Bond Fund and the Strategic Bond Fund are made by teams. Each team meets regularly to review portfolio holdings and discuss purchase and sale activity.

Robert N. Kase, CFA, has been the Core Bond Fund's Portfolio Manager since November 1998. He has been Investment Officer of VALIC since September 1998, and Senior Portfolio Manager of AGIM since September 1998. Previously, Mr. Kase was Senior Portfolio Manager with CL Capital Management, Inc. from September 1992 until July 1998.

Investment decisions for the Strategic Bond Fund are made by a team, headed by Steven Guterman. Mr. Guterman, Executive Vice President, joined the Sub-adviser in June 1998. Previously, Mr. Guterman was with Salomon Brothers, Inc from 1983 to May 1998, where he served as Managing Director from 1996 to May 1998 and with Salomon Brothers Asset Management, Inc., where he was a Senior Portfolio Manager and head of the U.S. Fixed Income Portfolio Group from 1990 to May 1998.

Investment decisions for the High Yield Bond Fund are made by a team, headed by Gordon Massie. Mr. Massie, Senior Vice President, joined the Sub-adviser in April 1998. Previously, Mr. Massie was Director of High Yield Research at American General Corporation from August 1985 to April 1998.

BROWN CAPITAL MANAGEMENT, INC. ("BROWN CAPITAL")
1201 N. Calvert St., Baltimore, Maryland 21202
Founded: 1983

Brown Capital is the Sub-Adviser for the Mid Cap Growth Fund. Brown Capital served as investment adviser to approximately $4.6 billion in assets as of December 31, 1999. Investment decisions for the Mid Cap Growth Fund are made by a team of portfolio managers/analysts organized for that purpose. The team meets regularly to review portfolio holdings and discuss purchase and sale activity.

CAPITAL GUARDIAN TRUST COMPANY ("CAPITAL GUARDIAN")
333 South Hope Street, Los Angeles, California 90071
Founded: 1931

Capital Guardian is the Sub-Adviser for the International Value Fund, the Balanced Fund and the Domestic Bond Fund. Capital Guardian provides investment management services to a limited number of large institutional clients such as employee benefit funds, foundations and endowment funds. As of September 30, 1999, Capital Guardian had more than $275 billion in assets under management.

The Balanced Fund is managed using a system of multiple portfolio managers. Under this system, the Fund is divided into segments, which are assigned to individual managers.

The portfolio managers for the fixed-income portion of the Fund include: (i) Jim Mulally, Senior Vice President of the Sub-Adviser, who has been an investment professional for 22 years and has been with the Sub-Adviser or an affiliate for 19 years; and (ii) Jim Baker, Vice President of the Sub-Adviser, who has been an investment professional for 18 years and has been with the Sub-Adviser or an affiliate for 11 years.

The portfolio managers for the U.S. large cap equity portion of the Fund include: (i) David Fisher, Vice Chairman of the Sub-Adviser, who has been an investment professional for 33 years and has been with the Sub-Adviser or an affiliate for 29 years; (ii) Gene Stein, Executive Vice President of the Sub-Adviser, who has been an investment professional for 27 years and has been with the Sub-Adviser or an affiliate for 26 years; (iii) Michael Ericksen, Senior Vice President of the Sub-Adviser, who has been an investment professional for 18 years and has been with the Sub-Adviser or an affiliate for 12 years; (iv) Ted Samuels, Senior Vice President of the Sub-Adviser, who has been an investment professional for 20 years and has been with the Sub-Adviser or an affiliate for 18 years; and (v) Donnalisa Barnum, Vice President of the Sub-Adviser, who has been an investment professional for 17 years and has been with the Sub-Adviser or an affiliate for 13 years.

The portfolio managers for the U.S. small cap equity portion of the Fund include: (i) Bob Kirby, Chairman Emeritus of the Sub-Adviser, who has been an investment professional for 46 years and has been with the Sub-Adviser or an affiliate for 33 years; (ii) Michael Ericksen, Senior Vice President of the Sub-Adviser, who has been an investment professional for 17 years and has been with the Sub-Adviser or an affiliate for 11 years; and (iii) James Kang, Vice President of Capital Guardian Research Company, an affiliate of the Sub-Adviser, who has been an investment professional for 11 years and has been with the Sub-Adviser or an affiliate for 10 years.

The International Value Fund's portfolio managers include: (i) Robert Ronus, President of the Sub-Adviser, who has been an investment professional for 30 years and has been with the Sub-Adviser or an affiliate for 25 years; (ii) David Fisher, Vice Chairman of the Sub-Adviser, who has been an investment professional for 33 years and has been with the Sub-Adviser or an affiliate for 29 years; (iii) Harmut Giesecke, Senior Vice President and Director of Capital International, Inc., an affiliate of the Sub-Adviser, who has been an investment professional for 27 years and has been with the Sub-Adviser or an affiliate for 26 years; (iv) Nancy Kyle, Senior Vice President of the Sub-Adviser, who has been an investment professional for 25 years and has been with the Sub-Adviser or an affiliate for 8 years; (v) Nilly Sikorsky, Director of The Capital Group of Companies, Inc., the ultimate parent of the Sub-Adviser, who has been an investment professional for 36 years and has been with the Sub-Adviser or an affiliate for 36 years; (vi) Lionel Sauvage, Senior Vice President of the Sub-Adviser, who has been an investment professional for 12 years and has been with the Sub-Adviser or an affiliate for 12 years; (vii) Richard Havas, Sr., Senior Vice President of the Sub-Adviser, who has been an investment professional for 17 years and has been with the Sub-Adviser or an affiliate for 13 years; and (viii) Rudolf Staehelin, Sr., Senior Vice President of Capital International Research, Inc., an affiliate the Sub-Adviser, who has been an investment professional for 21 years and has been with the Sub-Adviser or an affiliate for 17 years.

James S. Baker and James R. Mulally serve as the Domestic Bond Fund's portfolio managers. Mr. Baker, Vice President and fixed-income portfolio manager of an affiliate of the Sub-Adviser, has focused on the application of quantitative valuations to investment grade bonds and portfolios for the Sub-Adviser since 1987. Mr. Mulally, Senior Vice President, Director and Chairman of the Sub-Adviser's Fixed-income Subcommittee, joined the Sub-Adviser in 1980.

FIDUCIARY MANAGEMENT ASSOCIATES, INC. ("FMA")
55 West Monroe Street, Suite #2550, Chicago, Illinois 60603
Founded: 1980 (UAM)
FMA is the Sub-Adviser for the actively managed portion of the assets of the Small Cap Value Fund. FMA is a wholly-owned subsidiary of United Asset Management Corporation ("UAM"), and provides investment management services to corporations, foundations, endowments, pension and profit-sharing plans, trusts, estates and other institutions as well as individuals. As of December 31, 1999, UAM and its affiliates had over $203 billion in assets under management.

Investment decisions are made by a team that consists of portfolio managers and analysts who specialize their research by sectors. Kathryn Vorisek is the lead portfolio manager. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.

GOLDMAN SACHS ASSET MANAGEMENT ("GSAM")
32 Old Slip, New York, New York 10005
Founded: 1869

GSAM is the Sub-Adviser for the Large Cap Growth Fund. As of September 1, 1999, the Investment Management Division ("IMD") was established as a new operating division of Goldman, Sachs & Co. ("Goldman Sachs"). The newly created entity includes GSAM. GSAM provides a wide range of fully discretionary investment advisory services, quantitatively driven and actively managed to U.S. and international equity portfolios, U.S. and global fixed-income portfolios, commodity and currency products and money market accounts. As of December 31, 1999, GSAM, along with other units of IMD, had assets under management of nearly $500 billion.

The Large Cap Growth Fund is managed by the following individuals: Robert C. Jones; Kent A. Clark; Victor H. Pinter; and Melissa Brown. Mr. Jones, Managing Director, joined the Sub-Adviser in 1989. Mr. Clark, Managing Director, joined the Sub-Adviser's quantitative equity management team as a portfolio manager in 1992. Mr. Pinter, Vice President, joined the Sub-Adviser as a research analyst in 1990, and became a portfolio manager in 1992. Ms. Brown, Vice President, joined the Sub-Adviser in 1998. From 1984 to 1998, Ms. Brown was the director of Quantitative Equity Research and served on the Investment Policy Committee at Prudential Securities.

J.P. MORGAN INVESTMENT MANAGEMENT, INC. ("J.P. MORGAN")
522 Fifth Avenue, New York, New York 10036
Founded: 1838


J.P. Morgan is the Sub-Adviser for the Small Cap Growth Fund. Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan provides asset management services to corporations, financial institutions, governments and individuals. As of December 31, 1999, J.P. Morgan and its affiliates had more than $340 billion in assets under management.



Investment decisions are made by a team that consists of portfolio managers and analysts. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity.


JACOBS ASSET MANAGEMENT
200 East Broward Boulevard, Suite 1920, Fort Lauderdale, Florida 33301
Founded: 1980 (UAM)

Jacobs Asset Management is the Sub-Adviser for the International Growth Fund. Jacobs Asset Management is a Delaware limited partnership. United Asset Management Corporation ("UAM") is a limited partner of, and owns a controlling interest in, Jacobs Asset Management. Jacobs Asset Management provides investment management and advisory services to corporations, unions, pensions and profit-sharing plans, trusts and estates and other institutions and investors. As of December 31, 1999, UAM and its affiliates had over $203 billion in assets under management.

Investment decisions for the International Growth Fund are made by a team that consists of portfolio managers and analysts who specialize their research by region. Dan Jacobs, President, is the lead portfolio manager and has final approval on purchase and sales. The team meets regularly to review portfolio holdings and discuss purchase and sale activity.

NEUBERGER BERMAN MANAGEMENT, INC. ("NB MANAGEMENT")
605 Third Avenue, Second Floor, New York, New York 10158-0180
Founded: 1939

NB Management is the Sub-Adviser for the Mid Cap Value Fund. NB Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. As of December 31, 1999, NB Management and its affiliates managed approximately $54 billion in assets under management.

Robert I. Gendelman and S. Basu Mullick serve as co-managers of the Mid Cap Value Fund. Messrs. Gendelman and Mullick are Vice Presidents of the Sub-Adviser and Mr. Gendelman is a managing director of Neuberger Berman, LLC. Messrs. Gendelman and Mullick have been associated with the Sub-Adviser since 1994 and 1998, respectively. From 1993 to 1998, Mr. Mullick was a portfolio manager for another investment adviser.

STATE STREET BANK & TRUST COMPANY ("STATE STREET BANK")/STATE STREET GLOBAL ADVISORS ("STATE STREET GLOBAL ADVISORS")
2 International Place, Boston, Massachusetts 02110
Founded: 1792

State Street Global Advisors is the Sub-Adviser for the Large Cap Value Fund. State Street Global Advisors is an operating division of State Street Bank, a wholly-owned subsidiary of State Street Corporation, which had more than $667 billion under management as of December 31, 1999.

The Large Cap Value Fund is managed by a team of investment professionals. In addition to the ongoing activity of portfolio management, the team is responsible for research focused on enhancing the Sub-Adviser's quantitative process.

ADMINISTRATIVE SERVICES
The Series Company has entered into an Administrative Service Agreement ("Service Agreement") with VALIC Retirement Services Company ("Retirement Services") and the Distributor for the provision of recordkeeping and shareholder services to retirement and employee benefit plans. Under the terms of the Service Agreement, the Series Company pays a fee to either Retirement Services or the Distributor. The annual fee, paid monthly, is 0.25% of the aggregate net asset value of each Fund, other than the Lifestyle Funds. Under the Service Agreement, Retirement Services and the Distributor provide recordkeeping services, including the establishment and maintenance of plan and participant accounts and records; participant services, including the provision of customer service representatives to respond to participant inquiries and process telephone transactions; and plan services, including the production of plan documentation and summary plan descriptions.

AMERICAN GENERAL DISTRIBUTORS, INC.
American General Distributors, Inc. is the Distributor of the Funds. The Distributor sells Institutional Class II Shares of the Funds to employer retirement plans. The Distributor transmits the employer orders to buy, sell or transfer shares to the Series Company's designated agent daily. The Distributor is a subsidiary of American General Corporation and acts as distributor of the Funds' shares under an agreement with the Series Company. The Distributor is not required to sell a minimum number of shares to employer retirement plans.

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT MINIMUMS
The employer retirement plan may establish a plan account with an initial purchase of $5 million.

HOW TO BUY SHARES
Institutional Class II shares of each Fund are available to you through your employer plan. Institutional Class II Shares are available to any qualifying employer plan once the plan establishes a minimum account balance of $5 million with the Series Company. A plan's account balance is equal at any time to the aggregate of all amounts contributed by the plan to the Series Company, less the cost of all redemptions by such plan from the Series Company. The Distributor may waive the minimum account balance requirement if it reasonably anticipates that the size of the plan and/or the anticipated amount of contributions will present economies of scale.

As a participant in an employer retirement plan, you do not purchase Institutional Class I Shares of the Funds directly. Rather, Institutional Class II Shares of a Fund are purchased for you when you elect to allocate your retirement contributions to a Fund that is available as an investment option in your retirement or savings plan. You may be permitted to elect different investment options, alter the amounts contributed to your plan, or change how contributions are allocated among your investment options in accordance with your plan's specific provisions. See your plan administrator or employee benefits office for more details.

Investments by individual participants in employer retirement plans are made through their plan sponsor or administrator, who is responsible for transmitting instructions for all orders for the purchase, redemption and exchange of Fund shares. The availability of an investment by a plan participant in the Funds, and the procedures for investing, depend upon the provisions of the plan and whether the plan sponsor or administrator has contracted with the Series Company or designated agent for special processing services.

For more information on how to participate in the Funds through an employee retirement plan, please refer to your plan materials or contact your employee benefits office.

HOW SHARES ARE VALUED
The price of each Class of shares for a Fund is based on net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. The NAV of each Class will be different, depending on the number of Class shares outstanding.

Portfolio securities and other assets are valued based on market price quotations. If market quotations are not readily available, securities are valued by a method that reflects fair value. These are reviewed by the Fund's Board of Trustees. Some Funds hold securities that are primarily listed on foreign exchanges. Foreign exchanges may trade at times or on days when the New York Stock Exchange ("NYSE") is closed, such as on weekends or other days. This will affect the value of the Fund's shares; thus, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

The Money Market Fund and the Municipal Money Market Fund and any securities maturing within 60 days are valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (normally 4 p.m. Eastern Time). Each Fund is open for business each day the NYSE is open.

TRANSFER OR EXCHANGE OF BALANCES
An employer retirement plan may allow you to exchange all or part of your existing plan balance from one investment option to another. Check with your plan administrator for details on the rules governing exchanges in your plan. Exchanges will be accepted by the Series Company only as permitted by your plan. Your plan administrator can explain how frequently exchanges are allowed. The Series Company reserves the right to refuse any exchange purchase request.

TRANSACTION PROCESSING
Purchases, exchanges or redemptions of the Funds' shares are processed as soon as they have been received in good order. Good order means that your request includes complete information on your purchase, exchange or redemption and that the Distributor has received the appropriate payment. The Series Company and the Distributor reserve the right to refuse any order for the purchase of shares. The Series Company also reserves the right to suspend the sale of the Funds' shares in response to conditions in the securities markets or for other reasons.

When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Funds are open but purchases and redemptions cannot be made due to the closure of the banking system.

DIVIDENDS, CAPITAL GAINS AND TAXES
Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividends and any distributions are automatically reinvested in the same Fund.

Dividends declared and paid daily:
Money Market Fund
Dividends declared daily and paid monthly:
Core Bond
Domestic Bond                                             Strategic Bond
High Yield Bond
Dividends paid quarterly:
Balanced                                                  Mid Cap Value
Conservative Growth Lifestyle                             Moderate Growth Lifestyle
Growth Lifestyle                                          Small Cap Growth
Large Cap Growth                                          Small Cap Value
Large Cap Value                                           Socially Responsible
Mid Cap Growth
Dividends paid semi-annually:
International Growth
International Value

TAXPAYER IDENTIFICATION NUMBER
You are required to give us your correct Social Security or Taxpayer Identification Number ("TIN") when you make contributions to the employer's plan. We reserve the right to reject any new account or any purchase order for failure to supply a certified TIN.

--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

The line graphs on the following pages reflect how an initial $10,000 investment made on each Fund's inception date, November 2, 1998, would have changed in value by the end of the first fiscal year, October 31, 1999.

Each line graph also shows how each Fund's benchmark index performed during the same period. An investor cannot invest directly in one of the benchmark indices.

Each Fund's average annual total return as of October 31, 1999 is shown after the line graphs.

                         AMERICAN GENERAL BALANCED FUND


                                    [GRAPH]



              AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND


                                    [GRAPH]

                        AMERICAN GENERAL CORE BOND FUND


                                    [GRAPH]




                      AMERICAN GENERAL DOMESTIC BOND FUND


                                    [GRAPH]

                     AMERICAN GENERAL GROWTH LIFESTYLE FUND


                                    [GRAPH]




                     AMERICAN GENERAL HIGH YIELD BOND FUND


                                    [GRAPH]

                   AMERICAN GENERAL INTERNATIONAL GROWTH FUND


                                    [GRAPH]




                   AMERICAN GENERAL INTERNATIONAL VALUE FUND


                                    [GRAPH]

                     AMERICAN GENERAL LARGE CAP GROWTH FUND


                                    [GRAPH]




                     AMERICAN GENERAL LARGE CAP VALUE FUND


                                    [GRAPH]

                      AMERICAN GENERAL MID CAP GROWTH FUND


                                    [GRAPH]




                      AMERICAN GENERAL MID CAP VALUE FUND


                                    [GRAPH]

                AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND



                                    [GRAPH]


                     AMERICAN GENERAL SMALL CAP GROWTH FUND


                                    [GRAPH]

                     AMERICAN GENERAL SMALL CAP VALUE FUND


                                    [GRAPH]




                   AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND


                                    [GRAPH]

                      AMERICAN GENERAL STRATEGIC BOND FUND


                                    [GRAPH]



The Funds commenced operations on November 2, 1998. For the fiscal year ended October 31, 1999, the average annual total returns were:


                                                              CLASS II
                                                              --------
Balanced Fund                                                   16.22%
Conservative Growth Lifestyle Fund                              12.27%
Core Bond Fund                                                  (0.25)%
Domestic Bond Fund                                              (0.92)%
Growth Lifestyle Fund                                           19.72%
High Yield Bond Fund                                             2.74%
International Growth Fund                                       15.41%
International Value Fund                                        44.61%
Large Cap Growth Fund                                           36.40%
Large Cap Value Fund                                            15.35%
Mid Cap Growth Fund                                              3.39%
Mid Cap Value Fund                                              20.53%
Moderate Growth Lifestyle Fund                                  15.17%
Small Cap Growth Fund                                           42.30%
Small Cap Value Fund                                            (5.92)%
Socially Responsible Fund                                       22.99%
Strategic Bond Fund                                              2.67%

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables are intended to help you understand each Fund's financial performance for its period of operations. Certain information reflects financial results for a single Fund share. The total return numbers in the tables represent the rate that an investor would have earned or lost on an investment in a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, whose reports, along with the Fund's financial statements, are included in the Annual Report, which is available upon request and which is incorporated into this document by this reference.


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

CLASS II SHARES

                                                                   FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                                                     -----------------------------------------------------------------------
                                                     INTERNATIONAL
                                                        GROWTH        LARGE CAP      MID CAP      SMALL CAP    INTERNATIONAL
                                                         FUND        GROWTH FUND   GROWTH FUND   GROWTH FUND    VALUE FUND
                                                     -------------   -----------   -----------   -----------   -------------
PER SHARE DATA
Net asset value at beginning of year                    $10.00         $10.00        $10.00        $10.00         $10.00
                                                        ------         ------        ------        ------         ------
Income (loss) from investment operations:
  Net investment income (loss)                            0.15           0.04          0.01         (0.04)          0.10
  Net realized and unrealized gain (loss) on
    securities                                            1.39           3.60          0.33          4.27           4.36
                                                        ------         ------        ------        ------         ------
  Total income (loss) from investment operations          1.54           3.64          0.34          4.23           4.46
                                                        ------         ------        ------        ------         ------
Distributions:
  Distributions from net investment income               (0.01)         (0.04)        (0.01)           --          (0.01)
  Distributions from net realized gain on
    securities                                              --             --            --            --             --
                                                        ------         ------        ------        ------         ------
  Total distributions                                    (0.01)         (0.04)        (0.01)           --          (0.01)
                                                        ------         ------        ------        ------         ------
Net asset value at end of period                        $11.53         $13.60        $10.33        $14.23         $14.45
                                                        ======         ======        ======        ======         ======
TOTAL RETURN                                             15.41%         36.40%         3.39%        42.30%         44.61%
                                                        ======         ======        ======        ======         ======
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets                 1.03%          0.73%         0.67%         1.03%          0.92%
  Ratio of expenses to average net assets before
    expense reductions                                    2.50%          2.03%         2.25%         2.34%          2.48%
  Ratio of net investment income (loss) to average
    net assets                                            1.44%          0.29%         0.07%        (0.33)%         0.75%
  Portfolio turnover rate                                   91%            65%           25%          128%            32%
  Number of shares outstanding at end of period
    (000's)                                                128            118           126           122            120
  Net assets at end of period (000's)                   $1,474         $1,601        $1,300        $1,731         $1,739

                                                               FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                                                           --------------------------------------------------
                                                                                                   SOCIALLY
                                                           LARGE CAP     MID CAP     SMALL CAP    RESPONSIBLE
                                                           VALUE FUND   VALUE FUND   VALUE FUND      FUND
                                                           ----------   ----------   ----------   -----------
PER SHARE DATA
Net asset value at beginning of year                         $10.00       $10.00       $10.00       $10.00
                                                             ------       ------       ------       ------
Income (loss) from investment operations:
  Net investment income (loss)                                 0.14         0.11         0.14         0.14
  Net realized and unrealized gain (loss) on securities        1.39         1.94        (0.73)        2.15
                                                             ------       ------       ------       ------
  Total income (loss) from investment operations               1.53         2.05        (0.59)        2.29
                                                             ------       ------       ------       ------
Distributions:
  Distributions from net investment income                    (0.14)       (0.10)       (0.14)       (0.14)
  Distributions from net realized gain on securities             --           --           --           --
                                                             ------       ------       ------       ------
  Total distributions                                         (0.14)       (0.10)       (0.14)       (0.14)
                                                             ------       ------       ------       ------
Net asset value at end of period                             $11.39       $11.95       $ 9.27       $12.15
                                                             ======       ======       ======       ======
TOTAL RETURN                                                  15.35%       20.53%       (5.92)%      22.99%
                                                             ======       ======       ======       ======
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets                      0.68%        0.92%        0.86%        0.43%
  Ratio of expenses to average net assets before expense
    reductions                                                 2.07%        2.27%        2.44%        1.77%
  Ratio of net investment income (loss) to average net
    assets                                                     1.32%        0.88%        1.53%        1.25%
  Portfolio turnover rate                                        66%         177%          91%          24%
  Number of shares outstanding at end of period (000's)         124          122          132          127
  Net assets at end of period (000's)                        $1,416       $1,457       $1,228       $1,537

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

CLASS II SHARES CONTINUED

                                                                     FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                                                              ---------------------------------------------------------
                                                              BALANCED   HIGH YIELD   STRATEGIC   DOMESTIC      CORE
                                                                FUND     BOND FUND    BOND FUND   BOND FUND   BOND FUND
                                                              --------   ----------   ---------   ---------   ---------
PER SHARE DATA
Net asset value at beginning of year                           $10.00     $ 10.00      $10.00      $10.00     $  10.00
                                                               ------     -------      ------      ------     --------
Income (loss) from investment operations:
  Net investment income (loss)                                   0.26        0.86        0.71        0.53         0.52
  Net realized and unrealized gain (loss) on securities          1.36       (0.57)      (0.45)      (0.62)       (0.55)
                                                               ------     -------      ------      ------     --------
  Total income (loss) from investment operations                 1.62        0.29        0.26       (0.09)       (0.03)
                                                               ------     -------      ------      ------     --------
Distributions:
  Distributions from net investment income                      (0.26)      (0.86)      (0.71)      (0.53)       (0.52)
  Distributions from net realized gain on securities               --          --          --          --           --
                                                               ------     -------      ------      ------     --------
  Total distributions                                           (0.26)      (0.86)      (0.71)      (0.53)       (0.52)
                                                               ------     -------      ------      ------     --------
Net asset value at end of period                               $11.36     $  9.43      $ 9.55      $ 9.38     $   9.45
                                                               ======     =======      ======      ======     ========
TOTAL RETURN                                                    16.22%       2.74%       2.67%      (0.92)%      (0.25)%
                                                               ======     =======      ======      ======     ========
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets                        0.70%       0.88%       0.78%       0.66%        0.68%
  Ratio of expenses to average net assets before expense
    reductions                                                   2.34%       1.35%       2.25%       2.23%        1.05%
  Ratio of net investment income (loss) to average net
    assets                                                       2.36%       8.84%       7.26%       5.51%        5.45%
  Portfolio turnover rate                                          62%         72%        183%         98%         469%
  Number of shares outstanding at end of period (000's)           128       6,630         134         153       34,645
  Net assets at the end of period (000's)                      $1,452     $62,506      $1,283      $1,432     $327,384

                                                                      FOR THE FISCAL YEAR ENDED OCTOBER 31, 1999
                                                              ----------------------------------------------------------
                                                                              GROWTH        MODERATE       CONSERVATIVE
                                                              MONEY MARKET   LIFESTYLE       GROWTH           GROWTH
                                                                  FUND         FUND      LIFESTYLE FUND   LIFESTYLE FUND
                                                              ------------   ---------   --------------   --------------
PER SHARE DATA
Net asset value at beginning of year                             $ 1.00       $10.00         $10.00           $10.00
                                                                 ------       ------         ------           ------
Income (loss) from investment operations:
  Net investment income (loss)                                     0.05         0.07           0.13             0.21
  Net realized and unrealized gain (loss) on securities              --         1.90           1.38             1.02
                                                                 ------       ------         ------           ------
  Total income (loss) from investment operations                   0.05         1.97           1.51             1.23
                                                                 ------       ------         ------           ------
Distributions:
  Distributions from net investment income                        (0.05)       (0.06)         (0.12)           (0.20)
  Distributions from net realized gain on securities                 --           --             --               --
                                                                 ------       ------         ------           ------
  Total distributions                                             (0.05)       (0.06)         (0.12)           (0.20)
                                                                 ------       ------         ------           ------
Net asset value at end of period                                 $ 1.00       $11.91         $11.39           $11.03
                                                                 ======       ======         ======           ======
TOTAL RETURN                                                       4.79%       19.72%         15.17%           12.27%
                                                                 ======       ======         ======           ======
RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets                          0.43%        0.10%          0.10%            0.10%
  Ratio of expenses to average net assets before expense
    reductions                                                     1.10%        0.10%          0.10%            0.10%
  Ratio of net investment income (loss) to average net
    assets                                                         4.68%        0.62%          1.25%            2.01%
  Portfolio turnover rate                                           N/A            9%            11%              10%
  Number of shares outstanding at end of period (000's)           4,669          126            126              127
  Net assets at the end of period (000's)                        $4,669       $1,496         $1,440           $1,404

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders.

Statement of Additional Information ("SAI"): The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your broker, or the Funds at:

Telephone: 1-877-999-2434

American General Web-Site Address: http://www.agfundgroup.com

You can review the Funds' reports and SAI at the public Reference Room of the SEC.

You can get text only copies:
- For a fee, by electronic request at publicinfo@sec.gov or by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009, Telephone: 1-202-942-8090.
- Free from the EDGAR database on the Commission's Internet website at http://www.sec.gov.

Investment Company Act File No. 811-08875 (AGSPC 2)

VA 10856-II VER. 3/00

Prospectus


                  American General Series Portfolio Company 2

                           SCIENCE & TECHNOLOGY FUND
                                 Class A Shares
                                 Class B Shares

                                 March 1, 2000

The American General Series Portfolio Company 2 (the "Series Company") is an open-end mutual fund made up of separate Funds (the "Funds"). In this prospectus, "we", "us", and "our" refers to the American General Fund Group.


The SEC maintains an internet website at http://www.sec.gov that contains the Statement of Additional Information ("SAI"), material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


TOPIC                                                          PAGE
-----                                                          ----
Risk/Return Summaries: Investments, Risks, and
  Performance...............................................    2
More About Principal Strategies.............................    4
Welcome to American General Corporation (Advisor and
  Sub-Advisor Information)..................................    5
Shareholder Account Information.............................    7



NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

            RISK/RETURN SUMMARY: INVESTMENTS, RISKS, AND PERFORMANCE
--------------------------------------------------------------------------------

SCIENCE & TECHNOLOGY FUND

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISOR
VALIC

INVESTMENT SUB-ADVISOR
T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE
Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
At least 65% of the Fund is invested in the common stocks of companies that are expected to benefit from scientific breakthroughs and advancements in technology. Some of the industries that are likely to be included in the portfolio are:
- Chemicals and synthetic materials, including pharmaceuticals
- Computers, including hardware and software
- Defense and aerospace
- E-Commerce
- Electronics
- Media and information services
- Telecommunications

The Fund may invest up to 30% of its assets in foreign securities, including American Depositary Receipts ("ADRs") and other dollar-denominated foreign securities. ADRs are certificates issued by a U.S. depositary bank, representing foreign shares held by the bank. ADRs carry the same currency, political and economic risks as the underlying foreign shares.


The Fund may invest up to 25% in other equity-related securities of science and technology companies, including convertible debt securities and convertible preferred stock. In addition, the Fund may invest in money market securities in order to have cash available for redemptions.


Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you may lose money:

Foreign Securities Risks:

    Currency Risk: The risk that fluctuations in foreign exchange rates will decrease the value of a fund's investment.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Science & Technology Company Volatility and Risk: Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. A portfolio focused primarily on these stocks is, therefore, likely to be much more volatile than one with broader diversification that includes investments in more economic sectors.

Young Company Risk: Smaller companies or companies that are less than three years old may have new products that are not established in the market place, or less-experienced management.


PERFORMANCE INFORMATION


The Fund has no investment performance record at this time.


FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES                                               CLASS A       CLASS B
----------------                                              ---------   --------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                 5.75%          None
Maximum deferred sales charge (load) (as a percentage of                              5%
  purchase or redemption proceeds, whichever is lower)        Footnote(1)   -Footnote(2)
Maximum account fee                                             None           None


ANNUAL FUND OPERATING EXPENSES                                 CLASS A         CLASS B
------------------------------                                 -------         -------
Management fees                                                  0.90%           0.90%
Distribution and service (12b-1) fees                            0.25%           1.00%
Other expenses(3)                                                1.00%           1.00%
                                                                -----           -----
Total annual fund operating expenses                             2.15%           2.90%
Fee waiver and/or expense reimbursement(4)                      (0.70)%         (0.70)%
Net Expenses                                                     1.45%           2.20%
                                                                =====           =====


---------------

(1)Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

(2)A CDSC is imposed on the proceeds of Class B shares redeemed within 5 years, subject to certain exceptions. The charge is a percentage of net asset value at the time of purchase or redemption, whichever is less, and declines from 5% in the first year that shares are held, to 4% in the second year, 3% in the third year, 2% in the fourth year, and 1% in the fifth year.


(3)Other operating expenses are based on estimates for the Fund's current fiscal period.

(4)VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend through at least October 31, 2000, the end of the fiscal year.


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

CLASS A                                                       1 YEAR   3 YEARS
-------                                                       ------   -------
                                                               $714    $1,008

CLASS B                                                       1 YEAR   3 YEARS
-------                                                       ------   -------
                                                               $737    $1,015

Without redemptions, your costs would be:

CLASS B                                                       1 YEAR   3 YEARS
-------                                                       ------   -------
                                                               $223     $688

--------------------------------------------------------------------------------

MORE ABOUT PRINCIPAL STRATEGIES

--------------------------------------------------------------------------------


The Fund's principal investment strategies and risks are summarized above. The section below explains more about certain types of investments and the Fund's strategies that are key strategies. Please refer to the SAI for more information about investments.



EQUITY SECURITIES

Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.


Stocks are one type of equity security. Each share of stock represents a part of the ownership of the company. The holder of stock participates in the growth of the company through the stock price and receipt of dividends.


Generally, there are three types of stocks:
1. Common stock -- Common stock usually has voting rights, which allow an investor to vote for the company Board of Directors. Common stock also gives each owner a share in a company's profits through dividend payments or the capital appreciation of the security.
2. Preferred stock -- Each share of preferred stock allows the holder to get a fixed dividend before the common stock shareholders receive any dividends on their shares.
3. Convertible preferred stock -- A stock with a fixed dividend which the holder may exchange for a certain amount of common stock.

Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depository receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and foreign equity securities, such as ADRs, Global Depositary Receipts and European Depositary Receipts.


MONEY MARKET SECURITIES


A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by VALIC or a Sub-Advisor.


Examples of high quality money market securities include:
- Cash and cash equivalents
- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

- Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion
- Commercial paper sold by corporations and finance companies
- Corporate debt obligations with remaining maturities of 13 months or less
- Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities.

--------------------------------------------------------------------------------
WELCOME TO AMERICAN GENERAL CORPORATION
--------------------------------------------------------------------------------

American General Corporation, with assets of $111 billion and market capitalization of $15 billion as of December 31, 1999, is the parent company of one of the nation's largest diversified financial services organizations. American General's operating divisions deliver a wide range of retirement services, life insurance, and consumer finance products and services to diverse markets through focused distribution channels. American General, headquartered in Houston, was incorporated as a general business corporation in Texas in 1980 and is the successor to American General Insurance Company, an insurance company incorporated in Texas in 1926.

American General Fund Group is the mutual fund division of American General Corporation. The address of American General Corporation and its subsidiaries, including VALIC, is 2929 Allen Parkway, Houston, Texas 77019.

INVESTMENT ADVISOR
VALIC, a stock life insurance company, has been in the investment advisory business since 1960, and is the investment advisor for American General Fund Group. VALIC had approximately $61 billion in assets under management, as of December 31, 1999. VALIC is a member of the American General Corporation group of companies, and is a registered investment advisor with the SEC. In addition to the Fund shown in this prospectus, VALIC serves as investment advisor to 23 other funds, presented in a separate prospectus.

As Investment Advisor, VALIC oversees the Fund's day to day operations, supervises the purchase and sale of Fund investments, and performs the cash management function. VALIC employs Investment Sub-Advisors who make investment decisions for several of the Funds.

HOW VALIC IS PAID FOR ITS SERVICES
The Fund pays VALIC an annual advisory fee of 0.90%, based on its average daily net assets. From time to time VALIC, the Sub-Advisors and/or the Distributor may voluntarily undertake to reduce a Fund's expenses by reducing the fees payable to them or bearing certain expenses.

INVESTMENT SUB-ADVISOR
The Sub-Advisor for the Science & Technology Fund is T. Rowe Price Associates, Inc.

T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE PRICE")
Founded in 1937 by Thomas Rowe Price, Jr., the Baltimore-based investment management firm is one of the nation's leading providers of no-load mutual funds for individual investors and corporate retirement programs. As of September 30, 1999, T. Rowe Price and its affiliates served as investment advisor to more than 75 stock, bond, and money market funds and managed about $157.4 billion.

The Fund is managed by an investment advisory committee, chaired by Charles A. Morris. Mr. Morris has been with T. Rowe Price since 1987. He has day-to-day responsibility for managing the portfolio and works with the committee to develop and execute the Fund's investment program. Mr. Morris has been chairman of the AGSPC 1 Science & Technology Fund committee since 1994, and has chaired the AGSPC 2 Science & Technology Fund committee since its inception.


PRIOR PERFORMANCE OF SIMILAR ACCOUNTS


Because this is a new Fund for American General Series Portfolio Company ("AGSPC") 2, the Fund has no investment performance record. The Fund's investment objective, policies, and strategies are substantially similar to those employed by T. Rowe Price Associates, Inc. for the AGSPC (1) Science & Technology Fund, and for the T. Rowe Price Science & Technology Fund. These are the only substantially similar funds for which T. Rowe Price is the investment advisor or sub-advisor.

The performance information shown below is for the AGSPC 1 Science & Technology Fund and the T. Rowe Price Science & Technology Fund, and not that of the new Fund, AGSPC 2 Science & Technology Fund. The AGSPC 1 Science & Technology Fund is sold as an annuity only to registered and unregistered separate accounts of VALIC and its affiliates or employee thrift plans maintained by VALIC or American General Corporation. The returns shown reflect investment management fees and other Fund expenses, and do not reflect any charges included in the annuity contract or variable life insurance policy for mortality and expenses guarantees, administrative fees or surrender charges. The T. Rowe Price Science & Technology Fund is sold to the general public.

Investments made by the new Fund, AGSPC 2 Science & Technology Fund, may not be the same as those made by the AGSPC 1 Science & Technology Fund or the T. Rowe Price Science & Technology Fund. Each of the Funds will have different performance results, due to factors such as the cash flow in and out, different fees and expenses, and diversity in portfolio size and positions. Past performance shown below is no guarantee of similar future performance for the AGSPC 2 Science & Technology Fund.

The bar charts below show the annual returns and performance for each full calendar year since inception of the AGSPC 1 Science & Technology Fund, and for the past ten years for the T. Rowe Price Science & Technology Fund, assuming reinvestment of dividends and distributions.

                    [AGSPC1 SCIENCE & TECHNOLOGY FUND GRAPH]

1995                                                     61.66%
1996                                                     13.81%
1997                                                      2.61%
1998                                                     42.13%
1999                                                    100.95%

Best Quarter:        4th 1998                            48.04%
Worst Quarter:       3rd 1998                           (17.28)%

                [T. ROWE PRICE SCIENCE & TECHNOLOGY FUND GRAPH]

1990                                                     (1.33)%
1991                                                     60.17%
1992                                                     18.76%
1993                                                     24.25%
1994                                                     15.79%
1995                                                     55.53%
1996                                                     14.23%
1997                                                      1.71%
1998                                                     42.35%
1999                                                    100.99%

Best Quarter:        4th 1998                            47.89%
Worst Quarter:       3rd 1998                           (29.53)%

The table below compares the performance of the AGSPC 1 Science & Technology Fund and the T. Rowe Price Science & Technology Fund for calendar year 1999 to that of the S&P 500 Index (the "Index"). The Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation. It approximates the general distribution of industries in the U.S. economy and captures the price performance of a large cross-section of the publicly traded stock market. No sales charges have been applied to the Index, and an investor cannot invest directly in it. As noted above, past performance is no guarantee of similar future performance for the AGSPC 2 Science & Technology Fund.


                                              1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
                                              ------   -------   --------   ----------------
AGSPC 1 Science & Technology Fund             100.95%   40.07%      N/A     40.13% (4/29/94)
T. Rowe Price Science & Technology Fund       100.99%   38.90%    30.16%    38.73% (9/30/87)
S&P 500 Index                                  21.05%   28.56%    18.21%    --


MORE ABOUT INVESTMENT SUB-ADVISORS
For some of the Funds in the American General Fund Group, VALIC works with investment Sub-Advisors through an agreement each entered into with VALIC. Sub-Advisors are financial service companies that specialize in certain types of investing. However, VALIC still retains ultimate responsibility for managing the Funds. The Sub-Advisor's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.

According to the agreements we have with the Sub-Advisors, we will receive investment advice for each sub-advised Fund. Under these agreements we give the Sub-Advisors the authority to buy and sell securities for these Funds. We retain the responsibility for the overall management of these Funds. The Sub-Advisors may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select. The Sub-Advisors may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Sub-Advisor as allowed by law. This could include any affiliated futures commission merchants.

The 1940 Act permits Sub-Advisors, under certain conditions, to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker cannot be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Sub-Advisor's affiliated broker may be considered reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.


VALIC and the Sub-Advisors may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.


In selecting Sub-Advisors, the Trustees of the Series Company carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-Advisor; (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the Sub-Advisors' personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid by VALIC to each Sub-Advisor. The Sub-Advisory fees are not paid by the Funds.

The Series Company relies upon an exemptive order from the SEC which permits VALIC, subject to certain conditions, to select new sub-advisors or replace existing sub-advisors without first obtaining shareholder approval for the change. The Board of Trustees, including a majority of the "independent" Trustees, must approve each new sub-advisory agreement. This allows VALIC to act more quickly to change sub-advisors when it determines that a change is beneficial to shareholders by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, the Series Company will provide investors with information about each new sub-advisor and its sub-advisory agreement within 90 days of the hiring of a new sub-advisor. VALIC is responsible for selecting, monitoring, evaluating and allocating assets to the Sub-Advisors and oversees the Sub-Advisors' compliance with the relevant Fund's investment objective, policies and restrictions.

--------------------------------------------------------------------------------
SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

There are several references below to Customer Service or the Transfer Agent. Customer Service and all Transfer Agent functions are provided by National Financial Data Services, Inc., in Kansas City, Missouri.

TYPES OF ACCOUNTS
The different ways you may set up an account are listed below.

Individual
Individual accounts are owned by one person. You can designate a beneficiary for the account if you choose to have a Transfer on Death account ("TOD").

Joint Tenants
Joint accounts can have two or more owners. You can set the account up as joint tenants with rights of survival ("JTWROS"), which means that if one owner dies, the other owner will receive the funds without going through probate court.

You can also choose joint tenants in common ("JTIC"). This means that each tenant owns a specific portion of the account. We assume 50/50 ownership unless we are otherwise notified. When one tenant dies, that portion of the account belongs to the estate of the deceased.

Retirement Plans
Retirement plans provide individuals with tax-advantaged ways to save for retirement, either with tax-deductible contributions, or tax-deferred growth. Retirement accounts require special applications and have a lower initial purchase requirement. Retirement accounts include:
    Traditional Individual Retirement Accounts ("IRAs")
    Roth IRAs
    Roth Conversion IRAs
    Rollover IRAs
    Profit-Sharing or Money Purchase Pension Plans
    Simplified Employee Pension ("SEP") IRAs
    SIMPLE IRAs
    401(k) Plans

Transfer or Gift to Minor
You can set up a custodial account for a child under your state's Uniform Transfer or Gift to Minors Act ("UTMA" or "UGMA"). Any individual can give the child up to $10,000 each year without paying the federal gift tax. The gift to the child is irrevocable, meaning that it cannot be taken back. In addition, the account and all the money in it must be conveyed to the child upon reaching the age of majority, which is 18-21 in most states.

Trust
The trust must be established before the account is open. We need to know the date of establishment and the name of the trustee.

Businesses or Organizations
You may open an account for your corporation, association, or partnership. The application must be accompanied by a corporate resolution so that we know who is authorized to transact on the account.

INVESTMENT MINIMUMS
The table below illustrates the minimum investment requirements for initial and subsequent investments for any of the Funds.

                                                               INITIAL     SUBSEQUENT
TYPE OF ACCOUNT                                               INVESTMENT   INVESTMENT
---------------                                               ----------   ----------
Retirement Plans                                                $  500        $50
UTMA/UGMA                                                       $  250        $50
Automatic Investment Program                                    $   50        $50
All other accounts                                              $2,000        $50

AVAILABLE CLASSES OF SHARES
You may choose to purchase either Class A or Class B shares. The decision as to which class is best for you depends on your investment goals, how much you want to invest and how long you plan to keep the investment. The fees and expenses are different for each Class and affect a Fund's total return. The fees and expenses are shown in the Fee Table and Example of Expenses earlier in this Prospectus.

Class A features . . .
- Front-end sales charge, except for money market funds
- Reduced sales charges for larger purchases
- Cumulative purchase discount (see Rights of Accumulation below)
- No sales charges for purchases of $1 million or more

Class A Sales Charge Tables
If you choose Class A shares, you will pay a sales charge at the time of each purchase. These tables show the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the sales charge will be lower.

YOUR                                                         SALES CHARGE AS A PERCENTAGE OF:      MAXIMUM COMMISSION
INVESTMENT                                                   NET INVESTMENT    OFFERING PRICE       TO BROKER-DEALER
----------                                                   ---------------   ---------------   -----------------------
Less than $25,000..........................................       6.10%             5.75%                 5.25%
$25,000-$49,999............................................       5.82%             5.50%                 5.00%
$50,000-$99,999............................................       4.99%             4.75%                 4.25%
$100,000-$249,999..........................................       3.90%             3.75%                 3.25%
$250,000-$499,999..........................................       2.56%             2.50%                 2.00%
$500,000-$999,999..........................................       2.04%             2.00%                 1.75%
$1,000,000 or more.........................................  No sales charge, but                See Payments to Broker-
                                                                  subject to CDSC(3)             Dealers below

When the sales charge on Class A Shares will be reduced or waived
- Rights of Accumulation (cumulative purchase discount): Previous Class A purchases may help you to qualify for a lower sales charge. The sales charge is calculated by adding the dollar amount of the new purchase of shares to the higher of the original cost or current value of Class A Fund shares previously purchased.
- Volume Discounts (groups or grouped accounts): Related accounts may be aggregated for the purposes of receiving a reduced sales charge. You must contact Customer Service to see if you or your group is eligible for a volume discount purchase, and notice may be required for each subsequent purchase. For purposes of determining eligibility for the volume discount, spouses and their children under 21 years of age are treated as a single purchaser, as is a trustee or other fiduciary of a single trust estate or a single fiduciary account. An aggregate investment includes all shares of the Funds owned plus the shares being purchased.
- Letter of Intent: If you intend to purchase a specific amount over the next 13 months, it may be to your benefit to sign a Letter of Intent. This allows you to receive a lower breakpoint for each purchase, based on the total amount you intend to purchase. Up to 5% of the total amount you intend to purchase. Up to 5% of the total amount you intend to purchase may be held in escrow to cover additional sales charges, just in case you do not purchase the total amount. A Letter of Intent can be obtained by calling Customer Service at 1-877-999-2434.
- Purchases of Class A Shares without sales charges: Class A Shares may be purchased without a sales charge by:
  1. Current and retired Trustees;
  2. Current and retired employees of American General Corporation and its affiliates;
  3. Directors, officers, and employees (and when permitted, registered representatives and their employees) of financial intermediaries that have entered into a selling agreement with the Distributor;
  4. Immediate family members (spouse, children under 21, grandchildren under 21, and parents) of 1 through 3 above;

  5. Financial institution trust departments investing an aggregate of $1 million in the Funds;

  6. Accounts for which broker-dealers, financial institutions, or financial planners charge an account management fee (also called a wrap fee);

  7. Tax-qualified plans with more than $1 million in plan assets;

---------------

(3) Purchases of $1 million or more which are redeemed within one year will be charged a 1% CDSC. Redemptions within 2 years will be charged a CDSC of 0.50%.

  8. Tax-qualified plans purchasing shares with loan repayments from participants; and

  9. By a Fund in connection with the acquisition of another investment company.

Class B features . . .
- No front-end sales charges
- Contingent deferred sales charge ("CDSC") on redemptions
- Keeping the shares longer will reduce the CDSC
- No CDSC is charged for shares acquired by reinvesting dividends or capital gains
- Class B shares automatically convert to Class A shares after 6 years

Class B CDSC Table
If you choose Class B shares, you will not pay an initial sales charge, but you will have to pay a CDSC if the shares are sold within the first five years, as shown below.

YEAR                                                       1     2     3     4     5     6
----                                                      ---   ---   ---   ---   ---   ---
Charge                                                    5%    4%    3%    2%    1%    0%

Shares not subject to a CDSC will be redeemed first, followed by shares held the longest during the CDSC period. The amount of the CDSC is calculated as a percentage of the lesser of the current market value or the original cost of the shares being redeemed. This means that you do not pay a CDSC on any gain in the value of the shares sold. The CDSC may be waived under certain circumstances.

When the CDSC will be waived
No CDSC will be charged for:
- Exchanges of Class B Shares from one Fund to another
- Required minimum distributions from tax-deferred retirement plans and IRAs
- Redemptions from tax-deferred retirement plans for termination of employment, participant loans, or hardship withdrawals
- The return of an excess contribution or deferral, pursuant to sections 401(k)(8), 401(m)(6), 402(g)(2), or 408(d)(4) or (5) of the Internal Revenue
  Code
- Redemptions due to the death of an individual investor
- Redemptions due to the deaths of all the investors, for a joint account
- Redemptions taken due to a disability, as determined by the Social Security Administration
- Systematic withdrawals of at least $50, provided that the amounts withdrawn do not exceed 12% of the account value, on an annual basis (you must have a minimum balance of $5,000 to be eligible for this program)
- Redemptions due to the failure to meet the minimum balance requirements

DISTRIBUTION AND SERVICE PLAN
The Fund has adopted a Distribution and Service Plan ("Plan") under Rule 12b-1 of the 1940 Act. The Plan allows the Fund to pay distribution fees for the sale and distribution of its shares and for services provided to shareholders. The Fund will pay service fees of 0.25% for Class A Shares and 1% for Class B Shares during each fiscal period.

PAYMENTS TO BROKER-DEALERS
The distribution and service fees are paid to the distributor of the Funds, American General Distributors, Inc. (the "Distributor"), a subsidiary of American General Corporation. The Distributor may then pay broker-dealers a commission for selling Fund Shares. The maximum commission for Class A Shares is shown above, as a percentage of the offering price. The Distributor may pay a maximum commission of 4.00% on Class B Shares at the time of purchase.

The Distributor may occasionally pay broker-dealers the full amount of the Class A front-end sales charge as a special sales incentive. Broker-dealers may also receive additional compensation and finder's fees, based on assets held through the broker-dealer firm. Finder's fees may be paid on Class A Share purchases of $1 million or more, excluding Money Market Funds. The finder's fee is 0.50% on sales of $1 to $2 million, plus 0.40% on the next $1 million, and 0.25% on the excess over $3 million.

The Distributor may also provide promotional incentives or payments to its registered representatives, its affiliated broker-dealer, or to other broker-dealers in connection with the sales of Fund Shares. These incentives or payments may include payments for travel and lodging expenses incurred for meetings and seminars of a business nature. The Distributor makes these payments at its own expense, in accordance with rules set forth by the National Association of Securities Dealers, Inc.

HOW SHARES ARE VALUED
The price of each Class of shares for a Fund is based on net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. The NAV of each Class will be different, depending on the number of Class shares outstanding.

Portfolio securities and other assets are valued based on market price quotations or information provided by a market pricing service. If price quotations are not readily available, securities are valued by a method that reflects fair value. These are reviewed by the Fund's Board of Trustees. The Fund holds some securities that may be primarily listed on foreign exchanges. Foreign exchanges may trade at times or on days when the New York Stock Exchange ("NYSE") is closed, such as on weekends or other days. This will affect the value of the Fund's shares; thus, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (normally 4:00 p.m. Eastern
Time). American General Fund Group is open for business each day the NYSE is open. The NYSE is closed on most federal holidays and Good Friday. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund Group is open but purchases cannot be made due to the closure of the banking system.

OPENING YOUR ACCOUNT
You may open an account through a registered representative or by completing the enclosed application. Please be sure to indicate the Fund and the Class of shares you wish to purchase.

Please take special care when completing your application that you sign up for any services you may desire, including telephone privileges. If your bank is a member of the Automated Clearing House ("ACH"), you may sign up for the electronic transfer service. To sign up, you MUST include a voided check for a checking account, or a deposit slip for a savings account. If you wish to add services at a later date, a signature guarantee may be required.

Send the new account application and your purchase check to:
American General Fund Group
P.O. Box 219502
Kansas City, MO 64141-9502

If you purchase shares through a registered representative or financial institution

You should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

GENERAL PURCHASE INFORMATION

If the Transfer Agent receives your purchase order by 3:00 p.m. Central Time, then your purchase will be processed at the next NAV calculated after your order is received by the Transfer Agent. Any check purchase received without an investment slip may cause delayed crediting. All purchases must be made in U.S. dollars and should be drawn only on U.S. banks. If your check does not clear your bank, you may be charged a fee by the Transfer Agent. The Fund reserves the right to reject any specific purchase order and may suspend the offering of shares in response to conditions in the securities markets or for other reasons.


ADDITIONAL ACCOUNT PURCHASES
You may make additional purchases by contacting your registered representative or by:

Mail
You may use the investment remittance slip attached to your account statement or confirmations. Make your check payable to the Fund in which you are investing and mail to:
American General Fund Group
P.O. Box 219502
Kansas City, MO 64141-9502

Wire
Please call 1-877-999-2434 before you send a wire purchase.
Your financial institution may charge you a fee for wiring funds.

Electronic Transfers -- $50 or more
If you have already signed up for our ACH service, you may call Customer Service at 1-877-999-2434 to transfer money from your bank to the Fund through our electronic transfer service. Your bank account will be debited for the desired amount. Allow one or two business days after you place your request for the transfer to take place. This ACH service allows you to purchase additional shares quickly and conveniently without mail delays.

AUTOMATIC INVESTMENT PROGRAMS
Please call 1-877-999-2434 to set up an automatic investment program. You may change amounts or Funds or discontinue a program at any time.

Automatic Investing
You may request an automatic ACH transfer of $50 or more from your bank to the Fund. You may choose when you want this to occur, whether monthly, bimonthly, quarterly, or some other time.

Payroll Deductions
You may make regular investments of $50 or more through automatic payroll deduction you initiate through your employer. Your employer may have special forms and other rules for this program.

Systematic Exchanges
If you have a Fund balance of at least $5,000, you may request an automatic exchange of $25 or more from that Fund account to another Fund account. The automatic exchange will occur once per month.

EXCHANGES OF SHARES FROM ONE FUND TO ANOTHER
Please call Customer Service at 1-877-999-2434 to make an exchange. You must have telephone privileges for this service.

An exchange of shares occurs when you sell shares in one Fund and buy shares in another Fund. Each exchange may produce a taxable gain or loss.

Exchanges between accounts will only be accepted if the accounts are registered identically.

Exchanges may be requested by mail or by telephone. Please refer to "Selling Your Shares" for more details on requests by mail.

If you exchange Class A Shares of the Money Market Fund or the Municipal Money Market Fund for Class A Shares of any other Fund with a sales charge, you will pay a sales charge at the time of the exchange.

Shares may only be exchanged for shares of the same class of another Fund.

No CDSC is imposed on exchanges of Class B Shares subject to a CDSC at the time of the exchange because the shares are still within the American General Fund Group. The CDSC will be charged for all other sales.

Because excessive trading can increase Fund expenses and hurt performance for other shareholders, we may refuse any exchange that we believe is due to market timing or which may otherwise significantly affect a Fund.

We may modify these exchange policies upon 60 days' prior notice to shareholders.

SELLING YOUR SHARES
When you request a redemption by 3:00 p.m. Central Time, the proceeds of the sale will normally be mailed, wired, or sent by electronic transfer (ACH) the next business day, provided all necessary documents have been received by the Transfer Agent, and the funds are available for redemption. If your recent purchase is on hold and not available for redemption, you may exchange it into another Fund. We may hold payment of redemptions until your purchase check has cleared, which may take up to 15 calendar days. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less.

When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund Group is open but redemptions cannot be made due to the closure of the banking system.

You may sell shares by contacting your registered representative or by:

Telephone: Check redemptions, ACH, or bank wires
You may redeem up to $25,000 daily by calling Customer Service at 1-877-999-2434 before 3:00 p.m. Central Time. The proceeds of the sale may be sent only to pre-authorized destinations, such as your address of record or your bank account by wire or by ACH.

Bank wires must be for at least $500. You may be charged up to $25 for a wire to your bank, and your bank may charge to receive the wire. International wires are more expensive; therefore, the charge to you may be higher.

ACH transfers must be for at least $50. There is no charge for an ACH transfer. Allow one or two business days after you place your request for the transfer to take place.

Mail
Your written request should include the following information:
1. Your name, address, and daytime telephone number;
2. Your account number;
3. The name or number of the Fund from which you wish to sell shares;
4. The Class of Shares to be sold, if applicable;
5. The dollar or share amount of the sale; and
6. Your signature, guaranteed (see below).

Send the written request to:
American General Fund Group
P.O. Box 219502
Kansas City, MO 64141-9502

Special Requirements
A SIGNATURE GUARANTEE is required for any:
  1. Redemption when the account address has been listed less than 30 days; or
  2. Redemption to an address other than that on the account.

You may obtain a signature guarantee from:
  1. A bank which is a member of the FDIC;
  2. A trust company;
  3. A member firm of a national securities exchange; or
  4. Another eligible guarantor institution.

Guarantees must be signed by an authorized signatory of the guarantor institution and be accompanied by the words "Signature Guaranteed."

A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.
Automatic Redemptions
- You may request an automatic monthly or quarterly ACH transfer of $50 or more from the Fund to your bank, provided your account balance is $5,000 or more.
- You may request a monthly or quarterly automatic check redemption of $50 or more, provided your account balance is $5,000 or more.

REINSTATEMENT PRIVILEGE
If you redeem some or all of your Fund shares, you have up to 30 days to reinvest all or part of your redemption proceeds in Class A Shares of the Fund without paying a sales charge. This privilege applies only to redemptions of Class A Shares on which an initial sales change or CDSC was paid or to redemptions of Class A shares of the Fund that you purchased by reinvesting dividends or distributions. You must ask the Transfer Agent to apply this privilege when you send your payment.

MINIMUM ACCOUNT BALANCES
If the balance in your account falls below the required minimum initial investment, you will be notified that you should bring the balance up to the required minimum amount within 60 days. If your account remains below the minimum required, it may be closed and the proceeds mailed to the address of record.

DIVIDENDS, CAPITAL GAINS AND TAXES
The Fund pays quarterly dividends from its net investment income. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes; dividend payments are anticipated to be generally higher for Class A shares.

DIVIDEND PAYMENT OPTIONS
Dividends and any distributions are automatically reinvested in the same Fund without a sales charge, unless you elect to have dividends paid in cash or in shares of the Money Market Fund or the Municipal Money Market Fund. You may make this election on the account application.

BUYING A DIVIDEND
At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

FEDERAL TAXES
In January, the Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

CAPITAL GAINS OR LOSSES
You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Fund will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your account statements to help determine the cost basis of the shares to report on your tax returns.

TAXPAYER IDENTIFICATION NUMBER
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and possibly 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. We reserve the right to reject any new account or any purchase order for failure to supply a certified TIN.

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders.

Statement of Additional Information ("SAI"): The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your broker, or the Funds at:

Telephone: 1-877-999-2434

American General Web-Site Address: http://www.agfundgroup.com

You can review the Funds' reports and SAI at the public Reference Room of the SEC.

You can get text only copies:

- For a fee, by electronic request at publicinfo@sec.gov or by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009, Telephone: 1-202-942-8090.

- Free from the EDGAR database on the Commission's Internet website at http://www.sec.gov.

Investment Company Act File No. 811-08875 (AGSPC 2)

VA 12103 VER. 3/00

Prospectus


                  American General Series Portfolio Company 2

                           SCIENCE & TECHNOLOGY FUND
                          Institutional Class I Shares

                                 March 1, 2000


In this prospectus, "we", "us", and "our" refers to the American General Fund Group. Institutional Class I Shares are available to you only through an employer retirement plan.



The SEC maintains an internet website at http://www.sec.gov that contains the Statement of Additional Information ("SAI"), material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


TOPIC                                                         PAGE
-----                                                         ----
Risk/Return Summaries: Investments, Risks, and
  Performance...............................................    2
More About Principal Strategies.............................    4
Welcome to American General Corporation (Advisor and
  Sub-Advisor Information)..................................    4
Account Information.........................................    7



NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

            RISK/RETURN SUMMARY: INVESTMENTS, RISKS, AND PERFORMANCE
--------------------------------------------------------------------------------

SCIENCE & TECHNOLOGY FUND

INVESTMENT CATEGORY
Growth

INVESTMENT ADVISOR
VALIC

INVESTMENT SUB-ADVISOR
T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE
Seeks long-term growth of capital through investment primarily in the common stocks and equity-related securities of companies that are expected to benefit from the development, advancement and use of science and technology. This investment objective can be changed by the Board of Trustees, without the approval of the Fund shareholders.

INVESTMENT STRATEGY
At least 65% of the Fund is invested in the common stocks of companies that are expected to benefit from scientific breakthroughs and advancements in technology. Some of the industries that are likely to be included in the portfolio are:
- Chemicals and synthetic materials, including pharmaceuticals
- Computers, including hardware and software
- Defense and aerospace
- E-Commerce
- Electronics
- Media and information services
- Telecommunications

The Fund may invest up to 30% of its assets in foreign securities, including American Depositary Receipts ("ADRs") and other dollar-denominated foreign securities. ADRs are certificates issued by a U.S. depositary bank, representing foreign shares held by the bank. ADRs carry the same currency, political and economic risks as the underlying foreign shares.


The Fund may invest up to 25% in other equity-related securities of science and technology companies, including convertible debt securities and convertible preferred stock. In addition, the Fund may invest in money market securities in order to have cash available for redemptions.


Temporary Defensive Investment Strategy: From time to time, the Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. If the Fund takes such a temporary defensive position, it may not achieve its investment objective.

INVESTMENT RISKS
Because of the following principal risks, the value of your investment may fluctuate and you may lose money:

Foreign Securities Risks:

    Currency Risk: The risk that fluctuations in foreign exchange rates will decrease the value of a fund's investment.

    Limited Information Risk: The risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

    Liquidity Risk: Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

    Political Risk: The risk that a change in a foreign government will occur and that the assets of a company in which the Fund has invested will be affected.

    Settlement and Clearance Risk: The risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

    Sovereign Risk: The risk that a foreign government will interfere with currency trading or transferring money out of the country.

Manager Risk: There is a risk that the Fund's management strategy may not achieve the desired results and the Fund's performance may lag behind that of similar funds.

Market Risk: Market risk refers to the potential loss of capital resulting from changes in the prices of investments. For example, market risk occurs when expectations of lower corporate profits in general cause the broad market of stocks or bonds to fall in price. When this happens, even though a company is experiencing growth in profits, the price of its stock or bonds could fall.

Science & Technology Company Volatility and Risk: Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. A portfolio focused primarily on these stocks is, therefore, likely to be much more volatile than one with broader diversification that includes investments in more economic sectors.

Young Company Risk: Smaller companies or companies that are less than three years old may have new products that are not established in the market place, or less-experienced management.


PERFORMANCE INFORMATION


The Fund has no investment performance record at this time.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder fees are paid directly from your account, while annual Fund operating expenses are deducted from Fund assets.

SHAREHOLDER FEES
----------------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                               None
Maximum deferred sales charge (load) (as a percentage of
  purchase or redemption proceeds, whichever is lower)        None
Maximum account fee                                           None


ANNUAL FUND OPERATING EXPENSES
------------------------------
Management fees                                               0.90%
Other expenses(1)                                             1.25%
                                                              -------
Total annual fund operating expenses                          2.15%
Fee waiver and/or expense reimbursement(2)                    (0.82)%
Net Expenses                                                  1.33%
                                                              -------
                                                              -------


---------------


(1)Other operating expenses are based on estimates for the Fund's current fiscal period.



(2)VALIC has agreed to waive or reimburse expenses as shown above. This contractual arrangement will extend through at least October 31, 2000, the end of the fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
- You invest $10,000 in the Fund for the time periods indicated;
- You redeem all your shares at the end of those periods;
- Your investment has a 5% return each year; and
- The Fund's operating expenses remain the same.

1 YEAR      3 YEARS
------      -------
 $135        $422

--------------------------------------------------------------------------------

MORE ABOUT PRINCIPAL STRATEGIES

--------------------------------------------------------------------------------


The Fund's principal investment strategies and risks are summarized above. The section below explains more about certain types of investments and the Fund's strategies that are key strategies. Please refer to the SAI for more information about investments.



EQUITY SECURITIES

Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.


Stocks are one type of equity security. Each share of stock represents a part of the ownership of the company. The holder of stock participates in the growth of the company through the stock price and receipt of dividends.


Generally, there are three types of stocks:
1. Common stock -- Common stock usually has voting rights, which allow an investor to vote for the company Board of Directors. Common stock also gives each owner a share in a company's profits through dividend payments or the capital appreciation of the security.
2. Preferred stock -- Each share of preferred stock allows the holder to get a fixed dividend before the common stock shareholders receive any dividends on their shares.
3. Convertible preferred stock -- A stock with a fixed dividend which the holder may exchange for a certain amount of common stock.

Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depository receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and foreign equity securities, such as ADRs, Global Depositary Receipts and European Depositary Receipts.


MONEY MARKET SECURITIES


A money market security is high quality when it is rated in one of the two highest credit categories by Moody's or S&P or another nationally recognized rating service or if unrated, deemed high quality by VALIC or a Sub-Advisor.


Examples of high quality money market securities include:
- Cash and cash equivalents
- Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities
- Certificates of deposit and other obligations of domestic banks having total assets in excess of $1 billion
- Commercial paper sold by corporations and finance companies
- Corporate debt obligations with remaining maturities of 13 months or less
- Repurchase agreements, money market securities of foreign issuers if payable in U.S. dollars, asset-backed securities, loan participations, and adjustable rate securities.

--------------------------------------------------------------------------------
WELCOME TO AMERICAN GENERAL CORPORATION
--------------------------------------------------------------------------------

American General Corporation, with assets of $111 billion and market capitalization of $15 billion as of December 31, 1999, is the parent company of one of the nation's largest diversified financial services organizations. American General's operating divisions deliver a wide range of retirement services, life insurance, and consumer finance products and services to diverse markets through focused distribution channels. American General, headquartered in Houston, was incorporated as a general business corporation in Texas in 1980 and is the successor to American General Insurance Company, an insurance company incorporated in Texas in 1926.

American General Fund Group is the mutual fund division of American General Corporation. The address of American General Corporation and its subsidiaries, including VALIC, is 2929 Allen Parkway, Houston, Texas 77019.

INVESTMENT ADVISOR
VALIC, a stock life insurance company, has been in the investment advisory business since 1960, and is the investment advisor for American General Fund Group. VALIC had approximately $61 billion in assets under management, as of December 31, 1999. VALIC is a member of the American General Corporation group of companies, and is a registered investment advisor with the SEC. In addition to the Fund shown in this prospectus, VALIC serves as investment advisor to 23 other funds, presented in a separate prospectus.

As Investment Advisor, VALIC oversees the Fund's day to day operations, supervises the purchase and sale of Fund investments, and performs the cash management function. VALIC employs Investment Sub-Advisors who make investment decisions for several of the Funds.

HOW VALIC IS PAID FOR ITS SERVICES
The Fund pays VALIC an annual advisory fee of 0.90%, based on its average daily net assets. From time to time VALIC, the Sub-Advisors and/or the Distributor may voluntarily undertake to reduce a Fund's expenses by reducing the fees payable to them or bearing certain expenses.

INVESTMENT SUB-ADVISOR
The Sub-Advisor for the Science & Technology Fund is T. Rowe Price Associates, Inc.

T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE PRICE")
Founded in 1937 by Thomas Rowe Price, Jr., the Baltimore-based investment management firm is one of the nation's leading providers of no-load mutual funds for individual investors and corporate retirement programs. As of September 30, 1999, T. Rowe Price and its affiliates served as investment advisor to more than 75 stock, bond, and money market funds and managed about $157.4 billion.

The Fund is managed by an investment advisory committee, chaired by Charles A. Morris. Mr. Morris has been with T. Rowe Price since 1987. He has day-to-day responsibility for managing the portfolio and works with the committee to develop and execute the Fund's investment program. Mr. Morris has been chairman of the AGSPC 1 Science & Technology Fund committee since 1994, and has chaired the AGSPC 2 Science & Technology Fund committee since its inception.


PRIOR PERFORMANCE OF SIMILAR ACCOUNTS


Because this is a new Fund for American General Series Portfolio Company ("AGSPC") 2, the Fund has no investment performance record. The Fund's investment objective, policies, and strategies are substantially similar to those employed by T. Rowe Price Associates, Inc. for the AGSPC (1) Science & Technology Fund, and for the T. Rowe Price Science & Technology Fund. These are the only substantially similar funds for which T. Rowe Price is the investment advisor or sub-advisor.


The performance information shown below is for the AGSPC 1 Science & Technology Fund and the T. Rowe Price Science & Technology Fund, and not that of the new Fund, AGSPC 2 Science & Technology Fund. The AGSPC 1 Science & Technology Fund is sold as an annuity only to registered and unregistered separate accounts of VALIC and its affiliates or employee thrift plans maintained by VALIC or American General Corporation. The returns shown reflect investment management fees and other Fund expenses, and do not reflect any charges included in the annuity contract or variable life insurance policy for mortality and expenses guarantees, administrative fees or surrender charges. The T. Rowe Price Science & Technology Fund is sold to the general public.

Investments made by the new Fund, AGSPC 2 Science & Technology Fund, may not be the same as those made by the AGSPC 1 Science & Technology Fund or the T. Rowe Price Science & Technology Fund. Each of the Funds will have different performance results, due to factors such as the cash flow in and out, different fees and expenses, and diversity in portfolio size and positions. Past performance shown below is no guarantee of similar future performance for the AGSPC 2 Science & Technology Fund.

The bar charts below show the annual returns and performance for each full calendar year since inception of the AGSPC 1 Science & Technology Fund, and for the past ten years for the T. Rowe Price Science & Technology Fund, assuming reinvestment of dividends and distributions.

                    [AGSPC1 SCIENCE & TECHNOLOGY FUND GRAPH]

1995                                                     61.66%
1996                                                     13.81%
1997                                                      2.61%
1998                                                     42.13%
1999                                                    100.95%

Best Quarter:        4th 1998                            48.04%
Worst Quarter:       3rd 1998                           (17.28)%

                [T. ROWE PRICE SCIENCE & TECHNOLOGY FUND GRAPH]

1990                                                     (1.33)%
1991                                                     60.17%
1992                                                     18.76%
1993                                                     24.25%
1994                                                     15.79%
1995                                                     55.53%
1996                                                     14.23%
1997                                                      1.71%
1998                                                     42.35%
1999                                                    100.99%

Best Quarter:        4th 1998                            47.89%
Worst Quarter:       3rd 1998                           (29.53)%

The table below compares the performance of the AGSPC 1 Science & Technology Fund and the T. Rowe Price Science & Technology Fund for calendar year 1999 to that of the S&P 500 Index (the "Index"). The Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation. It approximates the general distribution of industries in the U.S. economy and captures the price performance of a large cross-section of the publicly traded stock market. No sales charges have been applied to the Index, and an investor cannot invest directly in it. As noted above, past performance is no guarantee of similar future performance for the AGSPC 2 Science & Technology Fund.


                                              1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
                                              ------   -------   --------   ----------------
AGSPC 1 Science & Technology Fund             100.95%   40.07%      N/A     40.13% (4/29/94)
T. Rowe Price Science & Technology Fund       100.99%   38.90%    30.16%    38.73% (9/30/87)
S&P 500 Index                                  21.05%   28.56%    18.21%    --

MORE ABOUT INVESTMENT SUB-ADVISORS
For some of the Funds in the American General Fund Group, VALIC works with investment Sub-Advisors through an agreement each entered into with VALIC. Sub-Advisors are financial service companies that specialize in certain types of investing. However, VALIC still retains ultimate responsibility for managing the Funds. The Sub-Advisor's role is to make investment decisions for the Funds according to each Fund's investment objectives and restrictions.

According to the agreements we have with the Sub-Advisors, we will receive investment advice for each sub-advised Fund. Under these agreements we give the Sub-Advisors the authority to buy and sell securities for these Funds. We retain the responsibility for the overall management of these Funds. The Sub-Advisors may buy and sell securities for each Fund with broker-dealers and other financial intermediaries that they select. The Sub-Advisors may place orders to buy and sell securities of these Funds with a broker-dealer affiliated with the Sub-Advisor as allowed by law. This could include any affiliated futures commission merchants.

The 1940 Act permits Sub-Advisors, under certain conditions, to place an order to buy or sell securities with an affiliated broker. One of these conditions is that the commission received by the affiliated broker cannot be greater than the usual and customary brokers commission if the sale was completed on a securities exchange. The Series Company has adopted procedures, as required by the 1940 Act, which provide that any commissions received by a Sub-Advisor's affiliated broker may be considered reasonable and fair if compared to the commission received by other brokers for the same type of securities transaction.


VALIC and the Sub-Advisors may enter into simultaneous purchase and sale transactions for the Funds or affiliates of the Funds.


In selecting Sub-Advisors, the Trustees of the Series Company carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-Advisor; (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the Sub-Advisors' personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid by VALIC to each Sub-Advisor. The Sub-Advisory fees are not paid by the Funds.

The Series Company relies upon an exemptive order from the SEC which permits VALIC, subject to certain conditions, to select new sub-advisors or replace existing sub-advisors without first obtaining shareholder approval for the change. The Board of Trustees, including a majority of the "independent" Trustees, must approve each new sub-advisory agreement. This allows VALIC to act more quickly to change sub-advisors when it determines that a change is beneficial to shareholders by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, the Series Company will provide investors with information about each new sub-advisor and its sub-advisory agreement within 90 days of the hiring of a new sub-advisor. VALIC is responsible for selecting, monitoring, evaluating and allocating assets to the Sub-Advisors and oversees the Sub-Advisors' compliance with the relevant Fund's investment objective, policies and restrictions.

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT MINIMUMS
The employer retirement plan may establish a plan account with an initial purchase of $5 million.

HOW TO BUY SHARES
Institutional Class I shares of the Fund are available to you through your employer plan. Institutional Class I Shares are available to any qualifying employer plan once the plan establishes a minimum account balance of $5 million with the Series Company. A plan's account balance is equal at any time to the aggregate of all amounts contributed by the plan to the Series Company, less the cost of all redemptions by such plan from the Series Company. The Distributor may waive the minimum account balance requirement if it reasonably anticipates that the size of the plan and/or the anticipated amount of contributions will present economies of scale.

As a participant in an employer retirement plan, you do not purchase Institutional Class I Shares of the Fund directly. Rather, Institutional Class I Shares of the Fund are purchased for you when you elect to allocate your retirement contributions to the Fund that is available as an investment option in your retirement or savings plan. You may be permitted to elect different investment options, alter the amounts contributed to your plan, or change how contributions are allocated among your investment options in accordance with your plan's specific provisions. See your plan administrator or employee benefits office for more details.

Investments by individual participants in employer retirement plans are made through their plan sponsor or administrator, who is responsible for transmitting instructions for all orders for the purchase, redemption and exchange of Fund shares. The availability of an investment by a plan participant in the Fund, and the procedures for investing, depend upon the provisions of the plan and whether the plan sponsor or administrator has contracted with the Series Company or designated agent for special processing services.

For more information on how to participate in the Fund through an employee retirement plan, please refer to your plan materials or contact your employee benefits office.

HOW SHARES ARE VALUED
The price of shares for each class of the Fund is based on net asset value ("NAV"). NAV is computed by adding the value of the Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

Portfolio securities and other assets are valued based on market price quotations. If market quotations are not readily available, securities are valued by a method that reflects fair value. These are reviewed by the Fund's Board of Trustees. The Fund may hold securities that are primarily listed on foreign exchanges. Foreign exchanges may trade at times or on days when the New York Stock Exchange ("NYSE") is closed, such as on weekends or other days. This will affect the value of the Fund's shares; thus, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

The NAV for each class of shares is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (normally 4 p.m. Eastern Time). The Fund is open for business each day the NYSE is open.

TRANSFER OR EXCHANGE OF BALANCES
An employer retirement plan may allow you to exchange all or part of your existing plan balance from one investment option to another. Check with your plan administrator for details on the rules governing exchanges in your plan. Exchanges will be accepted by the Series Company only as permitted by your plan. Your plan administrator can explain how frequently exchanges are allowed. The Series Company reserves the right to refuse any exchange purchase request.

TRANSACTION PROCESSING
Purchases, exchanges or redemptions of the Fund's shares are processed as soon as they have been received in good order. Good order means that your request includes complete information on your purchase, exchange or redemption and that the Distributor has received the appropriate payment. The Series Company and the Distributor reserve the right to refuse any order for the purchase of shares. The Series Company also reserves the right to suspend the sale of the Fund's shares in response to conditions in the securities markets or for other reasons.

When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund are open but purchases and redemptions cannot be made due to the closure of the banking system.

DIVIDENDS, CAPITAL GAINS AND TAXES
The Fund pays quarterly dividends from its net investment income. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividends and any distributions are automatically reinvested in the same Fund.

TAXPAYER IDENTIFICATION NUMBER
You are required to give us your correct Social Security or Taxpayer Identification Number ("TIN") when you make contributions to the employer's plan. We reserve the right to reject any new account or any purchase order for failure to supply a certified TIN.

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders.

Statement of Additional Information ("SAI"): The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Fund by contacting your broker, or the Fund at:

Telephone: 1-877-999-2434

American General Web-Site Address: http://www.agfundgroup.com

You can review the Fund's reports and SAI at the public Reference Room of the SEC.

You can get text only copies:

  - For a fee, by electronic request at publicinfo@sec.gov or by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009, Telephone: 1-202-942-8090.



  - Free from the EDGAR database on the Commission's Internet website at http://www.sec.gov.


Investment Company Act File No. 811-08875 (AGSPC 2)

VA 12103-I VER. 3/00

                  AMERICAN GENERAL SERIES PORTFOLIO COMPANY 2

                         AMERICAN GENERAL BALANCED FUND
              AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND
                        AMERICAN GENERAL CORE BOND FUND
                      AMERICAN GENERAL DOMESTIC BOND FUND
                     AMERICAN GENERAL GROWTH LIFESTYLE FUND
                     AMERICAN GENERAL HIGH YIELD BOND FUND
                   AMERICAN GENERAL INTERNATIONAL GROWTH FUND
                   AMERICAN GENERAL INTERNATIONAL VALUE FUND
                     AMERICAN GENERAL LARGE CAP GROWTH FUND
                     AMERICAN GENERAL LARGE CAP VALUE FUND
                      AMERICAN GENERAL MID CAP GROWTH FUND
                      AMERICAN GENERAL MID CAP INDEX FUND
                      AMERICAN GENERAL MID CAP VALUE FUND
                AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND
                       AMERICAN GENERAL MONEY MARKET FUND
                      AMERICAN GENERAL MUNICIPAL BOND FUND
                  AMERICAN GENERAL MUNICIPAL MONEY MARKET FUND
                   AMERICAN GENERAL SCIENCE & TECHNOLOGY FUND
                     AMERICAN GENERAL SMALL CAP GROWTH FUND
                     AMERICAN GENERAL SMALL CAP INDEX FUND
                     AMERICAN GENERAL SMALL CAP VALUE FUND
                   AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND
                       AMERICAN GENERAL STOCK INDEX FUND
                      AMERICAN GENERAL STRATEGIC BOND FUND

--------------------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                     PART B

                                 MARCH 1, 2000

      This Statement of Additional Information is not a prospectus and contains information in addition to that in the Prospectuses for American General Series Portfolio Company 2 (the "Series Company"). It should be read in conjunction with the Prospectuses. The Statement of Additional Information and the related Prospectuses are dated March 1, 2000. Please call 1-877-999-2434 to request copies of the Prospectuses.


VA 10856-1 REV 3/00

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
General Information and History                                 2
Performance and Yield Information                               2
Investment Restrictions                                         6
Investment Practices                                           29
Investment Adviser                                             57
Investment Sub-Advisers                                        59
Other Service Providers                                        62
Portfolio Transactions and Brokerage                           63
Distribution and Service Plan                                  65
Determination of Net Asset Value                               67
Purchasing and Selling Fund Shares                             68
Taxation                                                       69
Trustees and Officers                                          72
Control Persons and Principal Holders of Securities            75
Marketing Information                                          80
Endorsements and Published Rankings                            81
Other Information                                              81


                        GENERAL INFORMATION AND HISTORY

      American General Series Portfolio Company 2 (the "Series Company") was organized as a Delaware business trust on March 16, 1998 by The Variable Annuity Life Insurance Company ("VALIC") and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Series Company consists of twenty-four separate investment portfolios (hereinafter collectively referred to as the "Funds" or individually as a "Fund"), each of which issues its own separate classes of shares of beneficial interest.

      The Series Company and VALIC have Codes of Ethics which establish for their officers, directors or trustees and certain employees procedures and restrictions as to those individuals' personal investment trading activities.

                       PERFORMANCE AND YIELD INFORMATION

      This section explains how performance and yield information is calculated, per federal law.

AVERAGE ANNUAL TOTAL RETURN

      Average Annual Total Returns for periods of 1, 5 and 10 years (or since inception) are calculated according to the following formula:

P (1+T)(n) = ERV

Where:

P = A hypothetical initial payment of $1,000.
T = Average annual total return.
n = Number of years.
ERV = Ending redeemable value of a hypothetical $1,000 payment made at the beginning of the first period.

      Average Annual Total Return reflects the deduction of the sales charges and expenses and assumes that all dividends and distributions are reinvested when paid.

      The Funds commenced operations on November 2, 1998. For the fiscal year ended October 31, 1999, the average annual total returns were:

                                                         CLASS A    CLASS B
                                                         -------    -------
Balanced Fund                                              9.07%      9.42%
Conservative Growth Lifestyle Fund                         5.84%      7.21%
Core Bond Fund                                            (5.24)%    (5.99)%
Domestic Bond Fund                                        (6.03)%    (6.58)%
Growth Lifestyle Fund                                     12.80%     14.52%
High Yield Bond Fund                                      (2.58)%    (3.18)%
International Growth Fund                                  8.42%      9.00%
International Value Fund                                  35.93%     37.70%
Large Cap Growth Fund                                     28.18%     29.70%
Large Cap Value Fund                                       8.24%      8.93%
Mid Cap Growth Fund                                       (2.92)%    (2.90)%
Mid Cap Index Fund                                        12.15%     13.05%
Mid Cap Value Fund                                        13.32%     13.71%
Moderate Growth Lifestyle Fund                             8.58%     10.26%
Money Market Fund                                          4.54%     (1.07)%
Municipal Bond Fund                                      (10.32)%   (11.28)%
Municipal Money Market Fund                                2.18%     (3.58)%
Small Cap Growth Fund                                     33.65%     35.40%
Small Cap Index Fund                                       4.92%      5.53%
Small Cap Value Fund                                     (11.68)%   (11.72)%
Socially Responsible Fund                                 15.48%     16.50%
Stock Index Fund                                          17.21%     17.55%
Strategic Bond Fund                                       (2.60)%    (3.29)%

                                                         CLASS I    CLASS II
                                                         -------    --------
Balanced Fund                                             15.92%      16.22%
Conservative Growth Lifestyle Fund                        12.24%      12.27%
Core Bond Fund                                            (0.38)%     (0.25)%
Domestic Bond Fund                                        (1.12)%     (0.92)%
Growth Lifestyle Fund                                     19.71%      19.72%
High Yield Bond Fund                                       2.44%       2.74%
International Growth Fund                                 15.16%      15.41%
International Value Fund                                  44.25%      44.61%
Large Cap Growth Fund                                     36.14%      36.40%
Large Cap Value Fund                                      15.09%      15.35%
Mid Cap Growth Fund                                        3.24%       3.39%
Mid Cap Index Fund                                          N/A         N/A
Mid Cap Value Fund                                        20.18%      20.53%
Moderate Growth Lifestyle Fund                            15.35%      15.17%
Money Market Fund                                          4.63%       4.79%
Municipal Bond Fund                                         N/A         N/A
Municipal Money Market Fund                                 N/A         N/A
Small Cap Growth Fund                                     41.90%      42.30%
Small Cap Index Fund                                        N/A         N/A
Small Cap Value Fund                                      (6.16)%     (5.92)%
Socially Responsible Fund                                 22.73%      22.99%
Stock Index Fund                                            N/A         N/A
Strategic Bond Fund                                        2.50%       2.67%

SEVEN DAY YIELDS

      The American General Money Market Fund and the American General Municipal Money Market Fund may quote a Seven Day Current Yield and a Seven Day Effective Yield. The Seven Day Current Yield is calculated by determining the total return for the current seven day period ("based period return") and annualizing the base period return by dividing by seven days, then multiplying the result by 365 days. The Seven Day Effective Yield annualizes the base period return while compounding weekly the base period return according to the following formula:

Seven Day Effective Yield = [(Base Period Return + 1)(365/7)]-1

      As of October 31, 1999, the seven day yields were:

                                                CURRENT YIELD    EFFECTIVE YIELD
                                                -------------    ---------------
Money Market Fund Class A                           4.80%             4.92%
Money Market Fund Class B                           4.05%             4.13%
Money Market Fund Class I                           4.93%             5.05%
Money Market Fund Class II                          5.17%             5.30%
Municipal Money Market Fund Class A                 2.39%             2.41%
Municipal Money Market Fund Class B                 1.62%             1.64%

30 DAY CURRENT YIELD

      The American General Domestic Bond Fund, the American General High Yield Bond Fund, the American General Strategic Bond Fund, the American General Core Bond Fund and the American General Municipal Bond Fund may quote a 30 Day Current Yield which is determined according to the following standardized formula:

Yield = 2[(a-b/cd + 1)(6) -1]

Where:

a = dividends and interest earned during the period.
b = expenses accrued for the period (net of reimbursements).
c = average daily number of shares outstanding during the period that were entitled to receive dividends.
d = the maximum offering price per share on the last day of the period.

      As of October 31, 1999, the 30 day current yields were:

                                         CLASS A   CLASS B   CLASS I   CLASS II
                                         -------   -------   -------   --------
Core Bond Fund                            5.91%     5.42%     6.41%      6.57%
Domestic Bond Fund                        5.55%     5.04%     5.90%      6.21%
High Yield Bond Fund                      9.37%     9.10%     9.97%     10.22%
Municipal Bond Fund                       4.22%     3.64%        --         --
Strategic Bond Fund                       7.57%     7.19%     8.09%      8.35%

TAX EQUIVALENT YIELDS

      The Municipal Bond Fund and the Municipal Money Market Fund (each referred to as the "Fund") may also quote a tax equivalent yield and a tax equivalent effective yield that show the before tax yield that would have to be earned from a taxable investment to equal the Fund's yield. These yields are computed by dividing the portion of the Fund's yield that is tax-exempt by one minus the stated federal income tax rate and adding the product to the portion of the Fund's yield that is not tax-exempt, if any.
      As of December 31, 1999, the federal income tax rate upon which the Fund's tax equivalent yield quotations are based was 39.6%.

      The tax equivalent yields as of December 31, 1999 were:

                                                          CLASS A   CLASS B
                                                          -------   -------
Municipal Bond Fund                                        6.72%     5.81%
Municipal Money Market Fund                                6.26%     5.02%

DISTRIBUTION RATE CALCULATION

      The Funds may advertise a non-standardized distribution rate. The distribution rate may be calculated as frequently as daily, based on the latest normal dividend paid. The latest normal dividend is annualized by multiplying the dividend by a factor based on the dividend frequency (12 for monthly or 4 for quarterly). The result is then divided by the higher of the current net asset value or the maximum offering price. For example, a bond fund may pay a monthly dividend of 0.04536. This is multiplied by 12 since it is a monthly dividend. The result, 0.54432, is divided by the offering price of $9.89. That equals a distribution rate of 5.50%.
      The distribution rate measures the level of the ordinary income, including short-term capital gains, that is actually paid out to investors. This is different from fund yield, which is a measure of the income earned by a fund's investments, but which may not be directly paid out to investors. Total return measures the income earned, as does the yield, but also measures the effect of any realized or unrealized appreciation or depreciation of the fund's investments. The distribution rate will be calculated separately for each class of shares. The calculation assumes that no CDSC is paid for Class B shares.

PORTFOLIO TOTAL RETURN

      Portfolio Total Return quotations for periods of 1, 5 and 10 years or since inception, are calculated by adding to the Average Total Annual Return (described above) the expenses of the mutual fund, discretionary account or composite. Expenses of the Fund are calculated at the end of each mutual fund, discretionary account or composite fiscal year and are expressed as a percentage of average net assets. Expenses as a percentage of average net assets are prorated equally over the months in the fiscal year in which the ratio was calculated when determining expenses for periods crossing over fiscal years.
      The Series Company may compare Portfolio Total Return to the total return of the mutual fund, discretionary account or composite benchmark index ("Index Total Return"). The difference between Portfolio Total Return and Index Total Return is referred to as "tracking difference." Tracking difference represents the amount that the return on the investment portfolio (which results from VALIC or the Sub-adviser's investment selection) deviates from its benchmark's Index Total Return.

INDEX TOTAL RETURN

      Index Total Return quotations for periods 1, 5 and 10 years, or since inception, are calculated by determining the percentage change in value of the benchmark index over the applicable period including reinvestment of dividends and interest as applicable. Index Total Return is calculated according to the formula described above for Average Annual Total Return, however it does not include an expense component. If an expense component were included the return would be lower.

                            INVESTMENT RESTRICTIONS

      The Funds have each adopted certain fundamental investment restrictions which, unlike the investment objectives, policies, and investment program of each Fund, may only be changed with the consent of a majority of the outstanding voting securities of the particular Fund. The 1940 Act defines such a majority as the lesser of (1) 67% or more of the voting securities present in person or by proxy at a shareholders' meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or
(2) more than 50% of a Fund's outstanding voting securities. Also, certain of the Funds have non-fundamental investment restrictions which may be changed by the Series Company's Board of Trustees without shareholder approval.
      The fundamental and, if applicable, non-fundamental, investment restrictions of each Fund are listed below. The percentage limitations referenced in some of the restrictions are to be determined at the time of purchase. However, percentage limitations for illiquid securities and borrowings apply at all times. Calculation of each Fund's total assets for compliance with any of the investment restrictions will not include cash collateral held in connection with securities lending activities.

AMERICAN GENERAL BALANCED FUND ("BALANCED FUND")
INVESTMENT RESTRICTIONS

      As a matter of fundamental policy, the Balanced Fund may not:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the Securities and Exchange Commission ("SEC") under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

(2)(a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money, enter into reverse repurchase agreements, or employ similar investment techniques and pledge its assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

(3) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

(4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

(5) Lend money, except by purchasing debt obligations in which the Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

(6) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

(7) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

(8) Invest more than 25% of its total assets in issuers primarily engaged in a single industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

      As a matter of non-fundamental policy, the Balanced Fund may not:

(1) Invest more than 15% of the Fund's net assets in illiquid and restricted securities.

(2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(3) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(4) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. The Fund may use short-term credits when necessary to clear transactions.

AMERICAN GENERAL CONSERVATIVE GROWTH LIFESTYLE FUND ("CONSERVATIVE GROWTH LIFESTYLE FUND")
AMERICAN GENERAL GROWTH LIFESTYLE FUND ("GROWTH LIFESTYLE FUND"); AND AMERICAN GENERAL MODERATE GROWTH LIFESTYLE FUND ("MODERATE GROWTH LIFESTYLE FUND")

INVESTMENT RESTRICTIONS

      As a matter of fundamental policy, the Conservative Growth Lifestyle Fund, the Growth Lifestyle Fund and the Moderate Growth Lifestyle Fund may not:

(1) Issue senior securities.

(2) Borrow money, except to the extent permitted by applicable law, and provided that the Fund may not purchase additional securities if borrowings exceed 5% of total assets.

(3) Underwrite the securities of other issuers.

(4) Purchase real estate or real estate mortgage loans, although the underlying mutual funds in which a Fund will invest may purchase marketable securities of companies which deal in real estate, real estate mortgage loans or interests therein.

(5) Purchase or sell commodities or commodity contracts.

(6) Make loans except by purchasing bonds, debentures or similar obligations which are either publicly distributed or customarily purchased by institutional investors.

(7) Invest more than 25% of its assets in any one industry, other than Funds that are part of the Series Company.

      As a matter of non-fundamental policy, the Growth Lifestyle Fund, the Moderate Growth Lifestyle Fund and the Conservative Growth Lifestyle Fund may not:

(1) Purchase any securities on margin, make short sales of securities or purchase or sell puts and calls, or combinations thereof.

(2) Invest directly in oil, gas, or other mineral exploration or development programs; provided, however, that the underlying mutual funds in which the Fund will invest may purchase the securities of companies engaged in such activities.

(3) Purchase or retain any security other than shares of the underlying Series Company Funds if (i) one or more officers or trustees of the Series Company individually own or would own, directly or beneficially, more than 1/2 of 1 percent of the securities of such issuer and (ii) in the aggregate such persons own or would own more than 5% of such securities.

(4) Invest in companies for the purpose of exercising control of management.

AMERICAN GENERAL CORE BOND FUND ("CORE BOND FUND")
AMERICAN GENERAL DOMESTIC BOND FUND ("DOMESTIC BOND FUND")
AMERICAN GENERAL HIGH YIELD BOND FUND ("HIGH YIELD BOND FUND");
AMERICAN GENERAL MUNICIPAL BOND FUND ("MUNICIPAL BOND FUND"); AND
AMERICAN GENERAL STRATEGIC BOND FUND ("STRATEGIC BOND FUND")

INVESTMENT RESTRICTIONS

      As a matter of fundamental policy, the Core Bond Fund, Domestic Bond Fund, High Yield Bond Fund, Municipal Bond Fund, and Strategic Bond Fund may not:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that a Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities or securities issued by state or municipal governments and their political subdivisions. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

(2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, unless immediately after each borrowing there is asset coverage of 300%.

(3) Acquire real estate or real estate contracts, although a Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

(4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

(5) Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

(6) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

(7) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of a Fund's total assets.

(8) Invest more than 25% of its total assets in issuers primarily engaged in a single industry (excluding the U.S. Government or any of its agencies or instrumentalities and with respect to the Municipal Bond Fund, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by any state, territory or any possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, or with respect to repurchase agreements collateralized by any such obligations), provided, however, that this limitation excludes shares of other open-end investment companies owned by a Fund but includes a Fund's pro rata portion of the securities and other assets owned by any such company.

      As a matter of non-fundamental policy, the Core Bond Fund, Domestic Bond Fund, High Yield Fund, Municipal Bond Fund, and Strategic Bond Fund may not:

(1) Invest more than 15% of a Fund's net assets in illiquid and restricted securities.

(2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(3) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that a Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(4) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. A Fund may use short-term credits when necessary to clear transactions.

      For the purposes of the investment limitations applicable to the Municipal Bond Fund, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a private activity bond, if the bond is backed only by the assets and revenues of the non-governmental user, such non-governmental user would be regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and treated as an issue of such government or entity.

AMERICAN GENERAL INTERNATIONAL GROWTH FUND ("INTERNATIONAL GROWTH FUND") INVESTMENT RESTRICTIONS

      As a matter of fundamental policy, the International Growth Fund may not:

(1) With respect to 75% of its total assets, invest more than 5% of its total assets at the time of purchase in the securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities); except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(2) With respect to 75% of its total assets, purchase more than 10% of any class of the outstanding voting securities of any issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(3) Invest more than 25% of its total assets in companies within a single industry, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company. There are no limitations on investments made in instruments issued or guaranteed by the U.S. Government and its agencies.

(4) Make loans except by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agreements, or by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as the loans are made in compliance with the 1940 Act, as amended, or the rules and regulations or interpretations of the SEC.

(5) Borrow, except (i) from banks; (ii) to enter into reverse repurchase agreements or to employ similar investment techniques, and pledge its assets in connection therewith; and (iii) as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of the Fund's total assets valued at the lower of market or cost. If borrowings exceed 5% of the Fund's total assets, the Fund will not purchase additional securities.

(6) Invest in physical commodities or contracts on physical commodities.

(7) Purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

(8) Underwrite the securities of other issuers.

(9) Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.

      As a matter of non-fundamental policy, the International Growth Fund may not:

(1) Invest more than 5% of its assets at the time of purchase in the securities of companies that have (with predecessors) a continuous operating history of less than 3 years.

(2) Invest in futures and/or options on futures.

(3) Purchase on margin or sell short.

(4) Invest more than an aggregate of 15% of the Fund's net assets in illiquid or restricted securities.

(5) Invest for the purpose of exercising control over management of any company; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(6) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL INTERNATIONAL VALUE FUND ("INTERNATIONAL VALUE FUND") INVESTMENT RESTRICTIONS

      As a matter of fundamental policy, the International Value Fund may not:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

(2)(a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money, enter into repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

(3) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

(4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

(5) Lend money, except by purchasing debt obligations in which the Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

(6) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

(7) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

(8) Invest more than 25% of its total assets in issuers primarily engaged in a single industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

      As a matter of non-fundamental policy, the International Value Fund may not:

(1) Invest more than 15% of the Fund's net assets in illiquid and restricted securities.

(2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(3) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(4) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. The Fund may use short-term credits when necessary to clear transactions.

AMERICAN GENERAL LARGE CAP GROWTH FUND ("LARGE CAP GROWTH FUND") INVESTMENT RESTRICTIONS

      As a matter of fundamental policy, the Large Cap Growth Fund may not:

(1) Make any investment inconsistent with the Fund's classification as a diversified company under the 1940 Act.

(2) Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

(3) Borrow money, except (a) the Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.

(4) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and
(c) loans of securities as permitted by applicable laws but not to exceed
33 1/3% of the Fund's total assets.

(5) Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

(6) Purchase, hold or deal in real estate, although the Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

(7) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

(8) Issue senior securities to the extent such issuance would violate applicable law.

      As a matter of non-fundamental policy, the Large Cap Growth Fund may not:

(1) Invest in companies for the purpose of exercising control or management; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(2) Invest more than 15% of the Fund's net assets in illiquid and restricted securities.

(3) Purchase additional securities if the Fund's borrowings (excluding covered mortgage dollar rolls) exceed 5% of its net assets.

(4) Make short sales of securities, except short sales against the box.

(5) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL LARGE CAP VALUE FUND ("LARGE CAP VALUE FUND")
INVESTMENT RESTRICTIONS

      As a matter of fundamental policy, the Large Cap Value Fund may not:

(1) Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

(2) Borrow money, except to enter into reverse repurchase agreements and employ similar investment techniques and pledge its assets in connection therewith, and as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33 1/3% of the current value of the Fund's total assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will within three days be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

(3) With respect to 75% of its total assets, invest in securities of any one issuer (other than securities issued by the U.S. Government, its agencies, and instrumentalities), if immediately after and as a result of such investment the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(4) Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entry into repurchase agreements or reverse repurchase agreements. The Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of the Fund's total assets.

(5) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

(6) Purchase or sell real estate or real estate mortgage loans; provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(7) Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase of securities subject to legal or contractual restriction on disposition.

(8) Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

      As a matter of non-fundamental policy, the Large Cap Value Fund may not:

(1) Purchase from or sell portfolio securities to its officers or trustees or other interested persons (as defined in the 1940 Act) of the Fund, including their investment advisers and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

(2) Invest more than 15% of the Fund's net assets in illiquid securities or restricted securities.

(3) Make investments for the purpose of gaining control of an issuer's management.

(4) Pledge, mortgage or hypothecate its assets. However, the Fund may pledge securities having a market value at the time of the pledge not exceeding 33 1/3% of the value of the Fund's total assets to secure borrowings permitted by paragraph (2) above under fundamental policies.

(5) Purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, if as a result of such purchase the value of the Fund's aggregate investment in such securities would exceed 5% of the Fund's total assets.

(6) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may make initial margin deposits and variation margin payments in connection with transactions in futures contracts and related options.

(7) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL MID CAP GROWTH FUND ("MID CAP GROWTH FUND")
INVESTMENT RESTRICTIONS

      As a matter of fundamental policy, the Mid Cap Growth Fund may not:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations); except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
(iii) an exemption or other relief from the provisions of the 1940 Act.

(2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

(3) Invest in interests in real estate, real estate mortgage loans, real estate limited partnerships, oil, gas or other mineral exploration or development programs or leases, except that the Fund may invest in the readily marketable securities of companies which own or deal in such things.

(4) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

(5) Make loans of money, except that the Fund may invest in repurchase agreements.

(6) Issue senior securities as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.

(7) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

(8) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

(9) Borrow money, enter into reverse repurchase agreements, or employ similar investment techniques, and pledge, assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

      As a matter of non-fundamental policy, the Mid Cap Growth Fund may not:

(1) Invest in the securities of any issuer if any of the officers, directors or trustees of the Series Company, VALIC or the Sub-adviser own beneficially more than 1/2 of 1% of the outstanding securities of such issuer or together own more than 5% of the outstanding securities of such issuer.

(2) Invest for the purpose of exercising control or management of another issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or
(iii) an exemption or other relief from the provisions of the 1940 Act.

(3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions).

(4) Make short sales of securities or maintain a short position, except short sales "against the box"; (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.)

(5) Participate on a joint or joint and several basis in any trading account in securities.

(6) Invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities.

(7) Invest more than 10% of the value of its net assets in illiquid securities.

(8) Purchase foreign securities, except the Fund may invest up to 10% of total assets in foreign securities sold as American Depositary Receipts.

(9) Invest in restricted securities.

(10) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL MID CAP INDEX FUND ("MID CAP INDEX FUND")
INVESTMENT RESTRICTIONS

      As a matter of fundamental policy, the Mid Cap Index Fund may not:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer. However, the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

(2)(a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of the Fund's total assets valued at the lower of market or cost. If borrowings exceed 5% of the Fund's total assets, the Fund will not purchase additional securities.

(3) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

(4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

(5) Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

(6) Purchase or sell commodities (except in connection with investments in options and futures contracts) or invest in oil, gas or mineral exploration programs.

(7) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

(8) Enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

(9) Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry. This limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

      As a matter of non-fundamental policy, the Mid Cap Index Fund may not:

(1) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted
(i) by the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(2) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(3) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. Each Fund may use short-term credits when necessary to clear transactions.

(4) Invest more than 15% of the Fund's net assets in illiquid and restricted securities.

AMERICAN GENERAL MID CAP VALUE FUND ("MID CAP VALUE FUND")
INVESTMENT RESTRICTIONS

      As a matter of fundamental policy, the Mid Cap Value Fund may not:

(1) Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements and employ similar investment techniques, and pledge its assets in connection therewith, for any purpose; provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 33 1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

(2) Purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind. For purposes of the limitations on commodities, the Fund does not consider foreign currencies or forward contracts to be physical commodities.

(3) With respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(4) Purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

(5) Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations,
(i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

(6) Purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

(7) Issue senior securities, except as permitted under the 1940 Act.

(8) Underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

      As a matter of non-fundamental policy, the Mid Cap Value Fund may not:

(1) Purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

(2) Purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

(3) Invest more than 10% of the value of its total assets in securities of foreign issuers, provided that the limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

(4) Invest more than 15% of the Fund's net assets in illiquid and restricted securities.

(5) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL MONEY MARKET FUND ("MONEY MARKET FUND")
INVESTMENT RESTRICTIONS

      As a matter of fundamental policy, the Money Market Fund may not:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

(2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money, enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

(3) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

(4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

(5) Lend money, except by purchasing debt obligations in which the Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

(6) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

(7) Purchase or sell commodity contracts.

(8) Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry, except investments in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

      As a matter of non-fundamental policy, the Money Market Fund may not:

(1) Invest more than 10% of the Fund's net assets in illiquid and restricted securities.

(2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(3) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(4) Purchase any security which matures, after giving effect to any demand features, more than 13 months from the date of purchase.

(5) Invest in warrants, or write, purchase or sell puts, calls, straddles, spreads or combinations thereof.

AMERICAN GENERAL MUNICIPAL MONEY MARKET FUND
("MUNICIPAL MONEY MARKET FUND")
INVESTMENT RESTRICTIONS

      As a matter of fundamental policy, the Municipal Money Market Fund may not:

(1) Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities, or securities which are backed by the full faith and credit of the U.S. or securities issued by state or municipal governments and their political subdivisions) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of any class of any issuer would be held by the Fund.

The Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(2) Borrow money, except from a bank for temporary or emergency purposes and not for investment purposes, and then in an amount not exceeding 10% of the value of the Fund's total assets at the time of borrowing. (No new investments will be made by the Fund while any outstanding borrowings exceed 5% of its total assets.) Secured temporary borrowings may take the form of reverse repurchase agreements, pursuant to which the Fund would sell portfolio securities for cash and simultaneously agree to repurchase them at a specified date for the same amount of cash plus an interest component.

(3) Underwrite any issue of securities, except to the extent that the purchase of municipal obligations in accordance with the Fund's investment objectives, policies, and restrictions, either directly from the issuer, or from an underwriter for an issuer, may be deemed to be underwriting.

(4) Purchase or sell real estate, but this shall not prevent the Fund from investing in municipal fixed income securities secured by real estate or interests therein.

(5) Purchase or sell commodities or commodity contracts or invest in oil, gas or other mineral exploration or development programs.

(6) Make loans, except (i) by the purchase of a portion of an issue of debt securities in accordance with its investment objectives, policies, and restrictions, (ii) by engaging in repurchase transactions, and (iii) by making loans of portfolio securities not in excess of 10% of the value of the Fund's total assets.

(7) Write, purchase or sell puts, calls, or combinations thereof, except that it may obtain rights to resell municipal bonds and notes.

(8) Purchase securities (other than municipal bonds, notes and other fixed income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of total Fund assets would be invested in any one industry.

      As a matter of non-fundamental policy, the Municipal Money Market Fund may not:

(1) Pledge, mortgage, or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (2) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

(2) Invest more than 10% of the Fund's net assets in illiquid or restricted securities.

(3) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

(4) Purchase or retain the securities of any issuer other than the securities of the Fund, if, to the Fund's knowledge, those Trustees and officers of the Series Company, or of the investment manager, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own beneficially more than 5% of such outstanding securities.

(5) Invest for the purpose of exercising control or management of another company.

(6) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted
(i) by the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(7) Purchase an industrial revenue bond if, as a result of such purchase, more than 5% of total Fund assets would be invested in industrial revenue bonds where the payment of principal and interest are the responsibility of companies with less than three years of operating history.

      For the purposes of the investment limitations applicable to the Municipal Money Market Fund, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a private activity bond, if the bond is backed only by the assets and revenues of the non-governmental user, such non-governmental user would be regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and treated as an issue of such government or entity.

AMERICAN GENERAL SCIENCE & TECHNOLOGY FUND ("SCIENCE & TECHNOLOGY FUND") INVESTMENT RESTRICTIONS

      As a matter of fundamental policy, the Science & Technology Fund may not:

1. Make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.
2. Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.
3. Issue senior securities or borrow money, except from banks or other persons for non-leveraging, temporary or emergency purposes, and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage or hypothecate its assets.
4. Make loans, although the Fund may lend portfolio securities, purchase of money market instruments and repurchase agreements or bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly distributed or privately placed debt obligations and purchase debt in accordance with the Fund's investment objective, policies and restrictions, shall not constitute the making of a loan.
5. Underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with its investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.
6. Invest directly in commodities or real estate, unless acquired as a result of ownership of securities or other instruments, or as permitted by law. However, the Fund may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.

The Board of Trustees has adopted the following non-fundamental investment restrictions, which may be changed at any time without a shareholder vote. The Fund may not:

1. Effect short sales of securities or purchase securities on margin, except in connection with investments in options and futures contracts. Each Fund may use short-term credits when necessary to clear transactions.

2. Purchase illiquid securities if more than 15% of the value of its net assets would be invested in such securities, or as permitted by the 1940 Act.
3. Enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of its total assets. The Fund does not intend to make any purchases of securities if borrowing exceeds 5% of its total assets.
4. Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.
5. Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL SMALL CAP GROWTH FUND ("SMALL CAP GROWTH FUND")
INVESTMENT RESTRICTIONS

      As a matter of fundamental policy, the Small Cap Growth Fund may not:

(1) Make any investment inconsistent with the Fund's classification as a diversified investment company under the 1940 Act; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(2) Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities); provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

(3) Issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

(4) Borrow money, enter into reverse repurchase agreements, or employ similar investment techniques, and pledge, assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

(5) Underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities may be deemed an underwriter within the meaning of the 1933 Act.

(6) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

(7) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

(8) Make loans to other persons, except in accordance with the Fund's investment objectives and policies and to the extent permitted by applicable law.

      As a matter of non-fundamental policy, the Small Cap Growth Fund may not:

(1) Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of the Fund's hedging activities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities.

(2) Invest more than 15% of the Fund's net assets in illiquid securities.

(3) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL SMALL CAP INDEX FUND ("SMALL CAP INDEX FUND")
INVESTMENT RESTRICTIONS

      As a matter of fundamental policy, the Small Cap Index Fund may not:

(1) Borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's total assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute. If borrowings exceed 5% of the Fund's total assets, the Fund will not purchase additional securities.

(2) Underwrite securities issued by other persons except insofar as the Series Company (or the Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security.

(3) Make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately.

(4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Series Company may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities). This limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

(5) Concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of a Fund's investment objective(s), up to 25% of its total assets may be invested in any one industry, provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

(6) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

      As a matter of non-fundamental policy, the Small Cap Index Fund may not:

(1) Pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction.

(2) Purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures.

(3) Sell securities it does not own such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Fund, and the value of securities of any one issuer in which the Fund is short exceeds the lesser of 2.0% of the value of the Fund's net assets or 2.0% of the securities of any class of any U.S. issuer and, provided that short sales may be made only in those securities which are fully listed on a national securities exchange or a foreign exchange (This provision does not include the sale of securities of the Fund contemporaneously owns or has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.) (The Fund has no current intention to engage in short selling).

(4) Invest for the purpose of exercising control or management; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(5) Invest more than 10% of the Fund's total assets (taken at the greater of cost or market value) in securities that are restricted as to resale under the 1933 Act (other than Rule 144A securities deemed liquid by the Fund's Board of Trustees).

(6) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Board of Trustees have determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Board of Trustees have determined that the commercial paper is equivalent quality and is liquid.

(7) Invest more than 5% of the Fund's total assets in securities issued by issuers which (including predecessors) have been in operation less than three years.

(8) With respect to 75% of the Fund's total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction. The Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(9) Invest more than 5% of its total assets in the securities (excluding U.S. government securities) of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(10) Invest in securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Series Company, or is an officer or partner of the VALIC or of the Subadviser, if after the purchase of the securities of such issuer for the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

(11) Invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized United States or foreign stock exchange, to the extent permitted by applicable state securities laws.

(12) Write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the Investment Practices of the Fund and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or short-term U.S. government securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written).

(13) Buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all, such options which are held at any time do not exceed 20% of the Fund's total net assets; and
(c) the aggregate margin deposits required on all such or options thereon held at any time do not exceed 5% of the Fund's total assets.

(14) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted
(i) by the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL SMALL CAP VALUE FUND ("SMALL CAP VALUE FUND")
INVESTMENT RESTRICTIONS

      As a matter of fundamental policy, the Small Cap Value Fund may not:

(1) Borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the total Fund's assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute. If borrowings exceed 5% of the Fund's total assets, the Fund will not purchase additional securities.

(2) Underwrite securities issued by other persons except insofar as the Series Company (or the Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security.

(3) Make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 33 1/3% of the Fund's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately.

(4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), in the ordinary course of business (except that the Series Company may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities and the securities of companies that deal in real estate).

(5) Invest more than 25% of its total assets in issuers primarily engaged in a single industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

(6) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

(7) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

      As a matter of non-fundamental policy, the Small Cap Value Fund may not:

(1) Invest more than 15% of the Fund's net assets in illiquid and restricted securities.

(2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

AMERICAN GENERAL SOCIALLY RESPONSIBLE FUND ("SOCIALLY RESPONSIBLE FUND") INVESTMENT RESTRICTIONS

      As a matter of fundamental policy, the Socially Responsible Fund may not:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. As a matter of operating policy, the Series Company will not consider repurchase agreements subject to the 5% limitation if the collateral underlying the repurchase agreements are U.S. Government securities.

(2) (a) Issue senior securities except in connection with investments in options and futures contracts; or (b) borrow money, enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, except to the extent permitted by applicable law, and provided that the Fund will not purchase additional securities if borrowings exceed 5% of total assets.

(3) Acquire real estate or real estate contracts, although the Fund may acquire obligations that are secured by real estate or securities issued by companies investing in real estate, such as real estate investment trusts.

(4) Underwrite securities of other issuers except where the sale of restricted portfolio securities constitutes an underwriting under the federal securities laws.

(5) Lend money, except by purchasing debt obligations in which a Fund may invest consistent with its investment objective(s) and policies or by purchasing securities subject to repurchase agreements.

(6) Purchase or sell commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instruments, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.

(7) Lend its portfolio securities to broker-dealers and other financial institutions in an amount in excess of 33 1/3% of the value of the Fund's total assets.

(8) Enter into financial futures contracts (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions at the time such positions were established plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

(9) Invest more than 25% of the value of its total assets in the securities of issuers primarily engaged in any one industry (excluding the U.S. Government or any of its agencies or instrumentalities), provided, however, that this limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

      As a matter of non-fundamental policy, the Socially Responsible Fund may not:

(1) Invest more than 10% of the Fund's net assets in illiquid and restricted securities.

(2) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(3) Acquire securities for the purpose of influencing the management of, or exercising control over, the issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(4) Effect short sales of securities or purchase securities on margin, except in connection with investment in options and futures contracts. The Fund may use short-term credits when necessary to clear transactions.

AMERICAN GENERAL STOCK INDEX FUND ("STOCK INDEX FUND")
INVESTMENT RESTRICTIONS

      As a matter of fundamental policy, the Stock Index Fund may not:

(1) Borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's total assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute. If borrowings exceed 5% of the Fund's total assets the Fund will not purchase additional securities.

(2) Underwrite securities issued by other persons except insofar as the Series Company (or the Fund) may technically be deemed an underwriter under the Securities Act of 1933 ("1933 Act") in selling a portfolio security.

(3) Make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately.

(4) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Fund) may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities).

(5) Concentrate its investments in any particular industry (excluding U.S. Government securities), but if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of its total assets may be invested in any one industry. This limitation excludes shares of other open-end investment companies owned by the Fund but includes the Fund's pro rata portion of the securities and other assets owned by any such company.

(6) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

      As a matter of non-fundamental policy, the Stock Index Fund may not:

(1) Pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction.

(2) Purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures.

(3) Sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.

(4) Invest for the purpose of exercising control or management.

(5) Invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees, and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal: and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Series Company's Board of Trustees have determined the commercial paper to be liquid: or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Board of Trustees has determined that the commercial paper is equivalent quality and is liquid.

(6) Invest more than 10% of the Fund's total assets (taken at the greater of cost or market value) in securities that are restricted as to resale under the 1933 Act (other than Rule 144A securities deemed liquid by the Board of Trustees.)

(7) Invest more than 5% of the Fund's total assets in securities issued by issuers which (including predecessors) have been in operation less than three years.

(8) With respect to 75% of the Fund's total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction. The Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(9) With respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. government securities) of any one issuer; except that the Fund may purchase securities of other investment companies without regard to such limitation to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

(10) Purchase or retain in the Fund's portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Series Company, or is an officer or partner of VALIC or the Sub-adviser, if after the purchase of the securities of such issuer for the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

(11) Invest more than 5% of the Fund's net assets in warrants (valued at the lower of cost or market) (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase), but not more than 2% of the Fund's net assets may be invested in warrants not listed on the New York Stock Exchange Inc. (the "NYSE") or the American Stock Exchange.

(12) Make short sales of securities or maintain a short position, unless at all times when a short position is open, it owns an equal amount of such securities or securities convertible into or exchangeable without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short and unless not more than 10% of the Fund's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time. The Fund has no current intention to engage in short selling.

(13) Write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Fund and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges: (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold: and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or short-term U.S. government securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written).

(14) Buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets.

(15) Invest in securities issued by other investment companies except as part of a merger, reorganization or other acquisition and except to the extent permitted
(i) by the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act.

                              INVESTMENT PRACTICES

      This discussion of investment practices supplements that in the Prospectus. All principal strategies are described in the Prospectus. The Lifestyle Funds may not be specifically discussed below, since each Lifestyle Fund actually invests in other American General Funds mentioned in the Prospectus.

REPURCHASE AGREEMENTS


      Each Fund may hold commercial paper, certificates of deposits, and government obligations (including government guaranteed obligations) subject to repurchase agreements with certain well established domestic banks and certain broker-dealers, including primary government securities dealers, approved as creditworthy by the Board of Trustees. The underlying security must be a U.S. Government security or a security rated in the highest rating category by the requisite Nationally Recognized Statistical Rating Organization ("NRSRO") (except for the International Growth Fund, the International Value Fund, the Science & Technology Fund, the Strategic Bond Fund, the Municipal Bond Fund, and the High Yield Bond Fund which may utilize foreign money market securities) and the seller must be a well established securities dealer or bank that is a member of the Federal Reserve System. For the Money Market Fund and the Municipal Money Market Fund, the underlying security must be a U.S. Government security or a security rated in the highest rating category by the requisite NRSROs and must be determined to present minimal credit risk. Repurchase agreements are generally for short periods, often less than a week. Repurchase agreements typically obligate a seller, at the time it sells securities to a Fund, to repurchase the securities at a specific future time and price. The price for which the Fund resells the securities is calculated to exceed the price the Fund initially paid for the same securities, thereby determining the yield during the Fund's holding period. This result is a fixed market rate of interest, agreed upon by that Fund and the seller, which is accrued as ordinary income. Most repurchase agreements mature within seven days although some may have a longer duration. The underlying securities constitute collateral for these repurchase agreements, which are considered loans under the 1940 Act.

      The Funds do not intend to sell the underlying securities subject to a repurchase agreement (except to the seller upon maturity of the agreement). During the term of the repurchase agreement, the Funds (i) retain the securities subject to the repurchase agreement as collateral securing the seller's obligation to repurchase the securities, (ii) monitor on a daily basis the market value of the securities subject to the repurchase agreement, and (iii) require the seller to deposit with the Series Company's custodian collateral equal to any amount by which the market value of the securities subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. In the event that a seller defaults on its obligation to repurchase the securities, the Funds must hold the securities until they mature or may sell them on the open market, either of which may result in a loss to a Fund if, and to the extent that, the values of the securities decline. Additionally, the Funds may incur disposition expenses when selling the securities. Bankruptcy proceedings by the seller may also limit or delay realization and liquidation of the collateral by a Fund and may result in a loss to that Fund. The Board of Trustees of the Series Company will evaluate the creditworthiness of all banks and broker-dealers with which the Series Company proposes to enter into repurchase agreements. Repurchase agreement's that do not mature in seven days are considered illiquid.

LENDING PORTFOLIO SECURITIES

      For purposes of realizing additional income, each Fund, except the Lifestyle Funds, may make secured loans of its portfolio securities. Securities loans are made to broker-dealers and other financial institutions approved by State Street Bank and Trust Company (the "Custodian"), custodian to the Funds and pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the loaned securities marked to market on a daily basis. VALIC will monitor the activities of the Custodian as authorized by the Board of Trustees. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as permitted by interpretations or rules of the SEC. While the securities are on loan, the Funds will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower.
      Any loan of portfolio securities by any Fund will be callable at any time by the lending Fund upon notice of five business days. When voting or consent rights which accompany loaned securities pass to the borrower, the lending Fund will call the loan, in whole or in part as appropriate, to permit the exercise of such rights if the matters involved would have a material effect on that Fund's investment in the securities being loaned. If the borrower fails to maintain the requisite amount of collateral, the loan will automatically terminate, and the lending Fund will be permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in receiving additional collateral or in the recovery of the securities or, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will be made only when the Custodian, as monitored by VALIC, considers the borrowing broker-dealers or financial institutions to be creditworthy and of good standing and the interest earned from such loans to justify the attendant risks. On termination of the loan, the borrower will be required to return the securities to the lending Fund. Any gain or loss in the market price during the loan would inure to the lending Fund. The lending Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan of its securities.

BORROWING

      Each Fund may borrow money, subject to the Fund's investment restrictions. This borrowing may be unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. As noted below, a Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

DOLLAR ROLLS

      In a "dollar roll" transaction, a Fund sells a mortgage-related security, such as a security issued by the Government National Mortgage Association ("GNMA"), to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 1.0% of the initial amount delivered.
      A Fund's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds' limitations on borrowings. Dollar roll transactions for terms exceeding three months may be deemed "illiquid" and subject to a Fund's overall limitations on investments in illiquid securities.

CONVERTIBLE SECURITIES

      All of the Funds except for the Money Market Fund and the Municipal Funds may invest in convertible securities of foreign or domestic issues. A convertible security is a security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure but are usually subordinated to similar nonconvertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.
      A Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock, or sell it to a third party. Thus, a Fund may not be able to control whether the issuer of a convertible security chooses to convert that security. If the issuer chooses to do so, this action could have an adverse effect on a Fund's ability to achieve its investment objectives.
      To the extent that convertible securities are intended by a Fund to be equity securities, the following equity quality criteria typically are considered: industry prospects (growth rate, competitive pressures, supply/ demand characteristics), market valuations (including price-to-book ratios, price-earnings ratios and return on equity), company profile (suppliers, competitors, end-users and customers), discretionary cash flow and quality of management. To the extent that convertible securities are intended by a Fund to be fixed income securities, the quality criteria typically applied by the Fund to investments in fixed income securities (i.e., Moody's and S&P ratings) are applied.

FOREIGN SECURITIES

      A foreign security includes corporate debt securities of foreign issuers (including preferred or preference stock), certain foreign bank obligations (see "Bank Obligations") and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.
      Included within the definition of foreign securities are the following depositary receipts: American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Depositary receipts that are denominated in U.S. dollars are not considered foreign securities in determining compliance with the Mid Cap Value Fund's investment restrictions.
      ADRs are certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a United States bank and traded on a United States exchange or in an over-the-counter market. Generally, ADRs are in registered form. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. In addition, the Balanced Fund, Core Bond Fund, Domestic Bond Fund, High Yield Bond Fund, International Growth Fund, International Value Fund, Mid Cap Index Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Index Fund, Small Cap Value Fund, Socially Responsible Fund, Stock Index Fund, and the Strategic Bond Fund may invest in other types of depositary securities such as international depositary receipts, global depositary shares, European depositary shares and international depositary shares.

      A Fund may also, in accordance with its specific investment objective(s) and investment program, policies and restrictions purchase U.S. dollar-denominated money market securities of foreign issuers. Such money market securities may be registered domestically and traded on domestic exchanges or in the over-the-counter market (e.g., Yankee securities) or may be (1) registered abroad and traded exclusively in foreign markets or (2) registered domestically and issued in foreign markets (e.g., Eurodollar securities).
      Investing in foreign securities may involve advantages and disadvantages not present in domestic investments. There may be less publicly available information about securities not registered domestically, or their issuers, than is available about domestic issuers or their domestically registered securities. Stock markets outside the U.S. may not be as developed as domestic markets, and there may also be less government supervision of foreign exchanges and brokers. Foreign securities may be less liquid or more volatile than U.S. securities. Trade settlements may be slower and could possibly be subject to failure. In addition, brokerage commissions and custodial costs with respect to foreign securities may be higher than those for domestic investments. Accounting, auditing, financial reporting and disclosure standards for foreign issuers may be different than those applicable to domestic issuers. Non-U.S. dollar-denominated foreign securities may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations (including currency blockage) and a Fund may incur costs in connection with conversions between various currencies. Foreign securities may also involve risks due to changes in the political or economic conditions of such foreign countries, the possibility of expropriation of assets or nationalization, and possible difficulty in obtaining and enforcing judgments against foreign entities.

SOVEREIGN DEBT OBLIGATIONS

      Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Funds) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.
      A Fund will consider an issuer to be economically tied to a country with an emerging securities market if (1) the issuer is organized under the laws of, or maintains its principal place of business in, the country, (2) its securities are principally traded in the country's securities markets, or (3) the issuer derived at least half of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or has at least half of its assets in that country.

PERFORMANCE INDEXED PAPER

      Performance indexed paper ("PIPs(SM)") is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity). The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

BANK OBLIGATIONS

      Each Fund, other than the Lifestyle Funds, may invest in bank obligations. Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 10% of its net assets (15% in the case of the Stock Index Fund, the Mid Cap Index Fund, the Small Cap Index Fund, the International Growth Fund, the Large Cap Growth Fund, the Small Cap Growth Fund, the Large Cap Value Fund, the Small Cap Value Fund, the High Yield Bond Fund, the Balanced Fund, the International Value Fund, the Domestic Bond Fund, the Municipal Bond Fund, the Strategic Bond Fund and the Core Bond Fund) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.
      The Funds limit investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. A Fund also may invest in certificates of deposit of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.
      The Funds limit investments in foreign bank obligations to United States dollar- or foreign currency-denominated obligations of foreign banks (including United States branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of VALIC or a Sub-adviser, are of an investment quality comparable to obligations of United States banks in which the Funds may invest. The Core Bond Fund may invest in the same types of bank obligations as the other Funds, but they must be U.S. dollar-denominated. Subject to a Fund's limitation on concentration in the securities of issuers in a particular industry, there is no limitation on the amount of a Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.
      Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

INTERNATIONAL BONDS

      The Balanced Fund, Core Bond Fund, Domestic Bond Fund, High Yield Fund, International Value Fund, Large Cap Growth Fund, Mid Cap Index Fund, Mid Cap Value Fund, Small Cap Growth Fund, Small Cap Index Fund, Small Cap Value Fund, Socially Responsible Fund, Stock Index Fund, and the Strategic Bond Fund may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States ("Yankee Bonds"), or for which the primary trading market is abroad ("Euro Bonds"). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. A Fund's investment in international bonds also may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between currencies of different nations, by exchange control regulations and by indigenous economic and political developments.

EMERGING MARKETS

      All of the Funds except for Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Money Market Fund, Municipal Bond Fund, and the Municipal Money Market Fund may invest in companies located in emerging market countries. The investments may be subject to additional risks. Specifically, volatile social, political and economic conditions may expose investments in emerging or developing markets to economic structures that are generally less diverse and mature. Emerging market countries may have less stable political systems than those of more developed countries. As a result, it is possible that favorable economic developments in certain emerging market countries may be suddenly slowed or reversed by unanticipated political or social events in such countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Additionally, investments in emerging countries may also be adversely impacted due to the implementation of certain capital control measures which could limit the a Fund's ability to access U.S. dollars, repatriate earned interest and/or principal, and sell selected securities.
      Investing in emerging market securities, whether in the U.S. or another country, can result in a lack of liquidity and in greater price volatility. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging market countries. If a Fund's securities will generally be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
      A further risk is that the existence of national policies may restrict a Fund's investment opportunities and may include restrictions on investment in issuers or industries deemed sensitive to national interests. Also, some emerging markets countries may not have developed structures governing private or foreign investment and may not allow for judicial redress for injury to private property.

BRADY BONDS

      The Domestic Bond Fund, the Balanced Fund, the High Yield Bond Fund, the Municipal Bond Fund, the Strategic Bond Fund and the Core Bond Fund may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan agreed to by the debtor nation and its creditors. Brady Plan debt restructurings have been implemented in a number of countries.
      Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discounts bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds, but are not backed by the U.S. Government. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").
      Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the Funds may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Funds to suffer a loss of interest or principal on any of its holdings.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

      Foreign currency transactions used by certain of the Funds may be either:
(i) on the spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or (ii) conducted through the use of forward foreign currency exchange contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date. In general, forward foreign currency exchange contracts are not guaranteed by a third party and, accordingly, each party to a forward foreign currency exchange contract is dependent upon the creditworthiness and good faith of the other party.
      A Fund will enter into forward foreign currency exchange contracts only under two circumstances. First, a Fund may enter into a forward foreign currency exchange contract to purchase an amount of foreign currency to protect itself against a possible loss that might occur between trade and settlement dates for a particular security, resulting from a decline in the U.S. dollar against the foreign currency in which such security is denominated. This practice may limit the potential gains that might result from a positive change in such currency relationships. Second, when VALIC or a Sub-adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against the U.S. dollar, a Fund may enter into a forward foreign currency exchange contract to purchase or sell an amount of foreign currency approximating the value of some or all of that Fund's portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movements is extremely difficult and it is uncertain whether such short-term hedging strategies will be successful.

STANDARD AND POOR'S DEPOSITARY RECEIPTS

      The Large Cap Growth Fund may, consistent with its objectives, purchase Standard & Poor's Depositary Receipts ("SPDR's"). SPDRs are American Stock Exchange-traded securities that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P
500. This trust is sponsored by a subsidiary of the American Stock Exchange. SPDRs may be used for several reasons, including but not limited to: facilitating the handling of cash flows or trading, or reducing transaction costs. The use of SPDRs would introduce additional risk to the Large Cap Growth Fund as the price movement of the instrument does not perfectly correlate with the price action of the underlying index.

WHEN-ISSUED SECURITIES

      Securities may be purchased on a when-issued, delayed delivery or forward commitment basis. When such transactions are negotiated, the price of such securities is fixed at the time of commitment, but delivery and payment for the securities may take place a month or more after the date of the commitment to purchase. The securities so purchased are subject to market fluctuation, and no interest accrues to the purchaser during this period. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. VALIC does not believe that a Fund's net asset value or income will be adversely affected by the purchase of securities on a when-issued basis.

FIXED INCOME SECURITIES

      Fixed income securities are considered high quality if they are rated at least A by Moody's or its equivalent by any other NRSRO or, if unrated, are determined to be of equivalent investment quality. High quality fixed income securities are considered to have a very strong capacity to pay principal and interest. Fixed income securities are considered investment grade if they are rated, for example, at least Baa by Moody's or BBB by S&P or their equivalents by any other NRSRO or, if not rated, are determined to be of equivalent investment quality. Investment grade fixed income securities are regarded as having an adequate capacity to pay principal and interest. Lower rated securities, for example, Ba by Moody's or its equivalent by any other NRSRO are regarded on balance as high risk and predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.
      The maturity of fixed income securities may be considered long (ten plus years), intermediate (one to ten years), or short-term (thirteen months or less). In general, the principal values of longer-term securities fluctuate more widely in response to changes in interest rates than those of shorter-term securities, providing greater opportunity for capital gain or risk of capital loss. A decline in interest rates usually produces an increase in the value of fixed income securities, while an increase in interest rates generally reduces their value.

LOWER RATED FIXED INCOME SECURITIES

      Issuers of lower rated or non-rated securities ("high yield" securities, commonly known as "junk bonds") may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.
      Lower rated securities frequently have call or redemption features which would permit an issuer to repurchase the security from a Fund. If a call were exercised by the issuer during a period of declining interest rates, a Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to a Fund and dividends to shareholders.

      A Fund may have difficulty disposing of certain lower rated securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and a Fund's ability to dispose of particular issues when necessary to meet a Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.
      Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of lower rated securities, particularly in a thinly traded market. Factors adversely affecting the market value of lower rated securities are likely to adversely affect a Fund's net asset value. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.
      Finally, there are risks involved in applying credit ratings as a method for evaluating lower rated fixed income securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market risks involved in lower rated fixed income securities. Since credit rating agencies may fail to change the credit ratings in a timely manner to reflect subsequent events, the Sub-adviser will monitor the issuers of lower rated fixed income securities in a Fund to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the debt securities' liquidity within the parameters of the Fund's investment policies.

ZERO COUPON FIXED INCOME SECURITIES

      The Large Cap Value Fund, the Mid Cap Value Fund, the Balanced Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Municipal Bond Fund, the Core Bond Fund and the Domestic Bond Fund may invest in zero coupon fixed income securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest.
      Zero coupon fixed income securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.
      The discount on zero coupon fixed income securities ("original issue discount") must be taken into income ratably by a Fund prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its net income to its shareholders each year for income and excise tax purposes, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements.
      The market prices of zero coupon fixed income securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon fixed income securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.
      Custodial receipts issued in connection with zero coupon fixed income securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (STRIPs and CUBEs) are direct obligations of the U.S. Government.

INFLATION-INDEXED BONDS

      The Core Bond Fund, the Balanced Fund, the Municipal Bond Fund, the Domestic Bond Fund, the High Yield Bond Fund and the Strategic Bond Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Interest payments are made to bondholders semi-annually and are made up of two components: a fixed "real coupon" or spread, and a variable coupon linked to an inflation index. Accordingly, payments will increase or decrease each period as a result of changes in the inflation index. In the period of deflation payments may decrease to zero, but in any event will not be less than zero. Inflation-indexed bonds generally are issued at an interest rate lower than typical bonds, but are expected to retain their principal value over time. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing principal value, which has been adjusted for inflation.

      Inflation-indexed securities issued by the U.S. Treasury will initially have maturities of five, ten or thirty years, although it is anticipated that securities with other maturities will be issued in the future. The securities will pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year reached 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
      If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
      The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
      While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.
      The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. There also can be no assurance that the U.S. Treasury will issue any particular amount of inflation-indexed bonds. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-indexed bonds, and there may be a more liquid market in certain of these countries for these securities.
      The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
      Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity. See "Taxation" for information about the possible tax consequences of investing in inflation-indexed bonds.

HYBRID INSTRUMENTS

      A hybrid instrument can combine the characteristics of equity and fixed income securities, futures, and options. For example, a hybrid instrument may combine the characteristics of preferred stock and fixed income securities in the form of quarterly income preferred stock or trust-originated preferred stock. In other hybrid securities, the principal amount or interest rate may be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.
      Hybrid instruments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. Accordingly, no Fund will invest more than 5% of its assets in hybrid instruments.
      Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds' investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

CATASTROPHE BONDS

      The High Yield Bond Fund, the Balanced Fund, the Municipal Bond Fund, the Strategic Bond Fund, the Domestic Bond Fund and the Core Bond Fund may invest in "catastrophe bonds." Catastrophe bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" catastrophic event, such as a hurricane or an earthquake. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some catastrophe bonds, the trigger event or losses may be based on companywide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the catastrophe bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, catastrophe bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.
      Catastrophe bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Illiquid Securities" below. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Catastrophe bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

REAL ESTATE SECURITIES AND REAL ESTATE INVESTMENT TRUSTS ("REITS")

      Real estate securities are equity securities consisting of (i) common stocks, (ii) rights or warrants to purchase common stocks, (iii) securities convertible into common stocks and (iv) preferred stocks issued by real estate companies. A real estate company is one that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate or that has at least 50% of its assets invested in real estate.
      REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Internal Revenue Code (the "Code"). A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Fund.
      Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

WARRANTS

      Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. In addition, the value of warrants does not, necessarily, in all cases change to the same extent as the value of the underlying securities to which they relate. Warrants cease to have value if they are not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

SWAP AGREEMENTS

      These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding minimum or maximum levels.
      Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by VALIC or a Sub-adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of a Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

      Whether a Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on VALIC or a Sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
      Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC effective February 22, 1993. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
      This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

STRUCTURED NOTES

      Structured notes are derivative fixed income securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, VALIC or a Sub-Adviser will analyze these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

EURODOLLAR OBLIGATIONS

      All of the Funds except for the International Growth Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Municipal Bond Fund and the Municipal Money Market Fund may invest in Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit. A Eurodollar obligation is a security denominated in U.S. dollars and originated principally in Europe, giving rise to the term Eurodollar.
      Such securities are not registered with the SEC and generally may only be sold to U.S. investors after the initial offering and cooling-off periods. The market for Eurodollar securities is dominated by foreign-based investors and the primary trading market for these securities is London.

      Eurodollar obligations, including Eurodollar bonds and Eurodollar certificates of deposit, are principally obligations of foreign branches of U.S. banks. These instruments represent the loan of funds actually on deposit in the U.S. The Series Company believes that the U.S. bank would be liable in the event that its foreign branch failed to pay on its U.S. dollar denominated obligations. Nevertheless, the assets supporting the liability could be expropriated or otherwise restricted if located outside the U.S. Exchange controls, taxes, or political and economic developments also could affect liquidity or repayment. Due to possibly conflicting laws or regulations, the foreign branch of the U.S. bank could maintain and prevail that the liability is solely its own, thus exposing a Fund to a possible loss. Such U.S. dollar denominated obligations of foreign branches of Federal Deposit Insurance Corporation ("FDIC") member U.S. banks are not covered by the usual $100,000 of FDIC insurance if they are payable only at an office of such a bank located outside the U.S., Puerto Rico, Guam, American Samoa, and the Virgin Islands.
      Moreover, there may be less publicly available information about foreign issuers whose securities are not registered with the SEC and such foreign issuers may not be subject to the accounting, auditing, and financial reporting standards applicable to issuers registered domestically. In addition, foreign issuers, stock exchanges, and brokers generally are subject to less government regulation. There are, however, no risks of currency fluctuation since the obligations are U.S. dollar denominated.
      The Core Bond Fund, High Yield Bond Fund, Mid Cap Index Fund, Small Cap Growth Fund, Small Cap Index Fund, Small Cap Value Fund, Socially Responsible Fund, Stock Index Fund and the Strategic Bond Fund may purchase and sell Eurodollar futures contracts, which enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in a foreign prime lending interest rate to which many interest swaps and fixed income securities are linked.

MORTGAGE-RELATED SECURITIES


      Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See "Mortgage Pass-Through Securities." Certain of the Funds may also invest in fixed income securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities. These securities may be structured in classes with rights to receive varying proportions of principal and interest. Science & Technology Fund may not invest in mortgage-related securities.


Mortgage Pass-Through Securities

      Interests in pools of mortgage-related securities differ from other forms of fixed income securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
      The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.
      The principal governmental guarantor of mortgage-related securities are GNMA, Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage ("FHLMC"). GNMA is a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").
      Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

      Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Series Company's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, VALIC or a Sub-adviser determines that the securities meet the Series Company's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Fund will purchase mortgage-related securities or any other assets which in VALIC's or the Sub-adviser's opinion are illiquid if, as a result, more than 10% of the value of the Fund's net assets will be illiquid (15% in the case of the International Growth Fund, the Small Cap Growth Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Science & Technology Fund, the Small Cap Value Fund, the High Yield Bond Fund, the Balanced Fund, the International Value Fund, the Domestic Bond Fund, the Strategic Bond Fund and the Core Bond Fund.)

      Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to the Funds' industry concentration restrictions, set forth below under "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Funds take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the Veterans' Administration. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

      A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
      CMOs are structured in multiple classes, each bearing a different stated maturity, coupon, and prepayment preference. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.
      As an example of a CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

Commercial Mortgage-Backed Securities

      Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-or asset-backed securities.

OTHER MORTGAGE-RELATED SECURITIES

      Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including mortgage dollar rolls, CMO residuals or stripped mortgage-backed securities ("SMBS"). Other mortgage-related securities may be equity or fixed income securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

CMO Residuals

      CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

      The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities -- Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Fund may fail to recoup fully its initial investment in a CMO residual.
      CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

Stripped Mortgage-Backed Securities ("SMBS")

      SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
      SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
      Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

ASSET-BACKED SECURITIES

      Asset-backed securities (unrelated to first mortgage loans) represent fractional interests in pools of retail installment loans, both secured (such as certificates for automobile receivables) and unsecured, and leases, or revolving credit receivables both secured and unsecured (such as credit card receivable securities). These assets are generally held by a trust and payments of principal and interest, or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.
      Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans, leases, or receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objective(s) and policies, a Fund may invest in other asset-backed securities that may be developed in the future.

MUNICIPAL BONDS

      Municipal bonds are debt obligations that are typically issued by a municipality to obtain funding for public purposes, such as the construction of public facilities (e.g., airports, highways, bridges and schools). Private activity bonds issued by or on behalf of public authorities to finance various privately operated facilities also are considered municipal bonds. Municipal bonds at the time of issuance may have varying maturities. The Municipal Money Market Fund will not purchase a security which, after giving effect to any demand features, has a remaining maturity of greater than 13 months, or maintains a dollar-weighted average portfolio maturity in excess of 90 days.
      The Municipal Bond Fund and the Municipal Money Market Fund may invest in investment grade municipal bonds. Investment grade municipal bonds are instruments that are rated at the time of purchase within the four highest ratings assigned by Moody's, S&P, Fitch, or determined by a Sub-adviser to be of comparable quality. The four highest ratings currently assigned by Moody's to municipal bonds are "Aaa", "Aa", "A" and "Baa"; the four highest ratings assigned by S&P and Fitch to municipal bonds are "AAA", "AA", "A" and "BBB". Although municipal obligations rated in the fourth highest rating category by Moody's (i.e., "Baa") or S&P or Fitch (i.e., "BBB") are considered investment grade, they may be subject to greater risks than other higher rated investment grade securities. Municipal obligations rated "Baa" by Moody's, for example, are considered medium grade obligations that lack outstanding investment characteristics and have speculative characteristics as well. Municipal obligations rated "BBB" by S&P and Fitch are regarded as having an adequate capacity to pay principal and interest. A more complete description of the ratings assigned by Moody's, S&P and Fitch is included in the Appendix to the Class A and Class B Prospectus.

MUNICIPAL NOTES

      Municipal notes are notes issued by local, regional and state governments to meet their short-term funding requirements. Municipal notes generally have maturities at the time of issuance of three years or less.
      Funds may invest in municipal notes rated at the time of purchase "MIG1", "MIG2" (or "VMIG-1" or "VMIG-2", in the case of variable rate demand notes), "P-2" or better by Moody's, "SP-2", "A-2" or better by S&P or "F-2" or better by Fitch, or if not rated, determined by a Sub-adviser to be of comparable quality.
      Municipal notes that may be purchased by the Funds include, but are not limited to:
      Tax Anticipation Notes. Tax anticipation notes ("TANs") are sold as interim financing in anticipation of collection of taxes. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such factors as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs.
      Bond Anticipation Notes. Bond anticipation notes ("BANs") are sold as interim financing in anticipation of a bond sale. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.
      Revenue Anticipation Notes. Revenue anticipation notes ("RANs") are sold as interim financing in anticipation of receipt of other revenues. A decline in the receipt of certain revenues, such an anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs.
      TANs, BANs and RANs are usually general obligations of the issuer.

MUNICIPAL OBLIGATIONS

      Municipal obligations are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. The two principal classifications of municipal obligations that may be held by the Municipal Bond Fund and the Municipal Money Market Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of a facility being financed. Revenue securities may include private activity bonds. Such bonds may be issued by or on behalf of public authorities to finance various privately operated facilities and are not payable from the unrestricted revenues of the issuer. As a result, the credit quality of private activity bonds is frequently related directly to the credit standing of private corporations or other entities. In addition, the interest on private activity bonds issued after August 7, 1986 is subject to the federal alternative minimum tax. The Funds will not be restricted with respect to the proportion of its assets that may be invested in such obligations. Accordingly, the Funds may not be a suitable investment vehicle for individuals or corporations that are subject to the federal alternative minimum tax.
      The Funds' portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer.
      In addition, the Funds may invest in municipal lease obligations ("MLOs"). MLOs are not fully backed by the municipality's credit and their interest may become taxable if the lease is assigned. If the governmental user does not appropriate sufficient funds for the following year's lease payments, the lease will terminate, with the possibility of default on the MLO and loss to the Fund. The Sub-adviser may invest more than 5% of each Fund's net assets in MLOs and the Trustees of the Series Company have established procedures the Sub-adviser will use to examine certain factors in evaluating the liquidity of such obligations. These factors include (i) the frequency of trades and quotes for the MLO; (ii) the number of dealers willing to purchase or sell such MLO and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the MLO; (iv) the nature of the MLO and the nature of the marketplace trades (e.g., the time needed to dispose of the security and the method of soliciting offers); (v) the nature of the offering of such MLO (e.g., the size of the issue and the number of anticipated holders); (vi) the ability of the MLO to maintain its marketability throughout the time the instrument is held in the Fund; and (vii) other factors, if any, which the Sub-adviser deems relevant to determining the existence of a trading market for such MLO. The Funds also may invest in resource recovery bonds, which may be general obligations of the issuing municipality or supported by corporate or bank guarantees. The viability of the resource recovery project, environmental protection regulations and project operator tax incentives may affect the value and credit quality of resource recovery bonds.
      The Funds currently intend to invest substantially all of their assets in obligations the interest on which is exempt from regular federal income taxes. However, in order to maintain liquidity, each of these Funds may invest up to 20% of its assets in taxable obligations, including taxable high-quality short-term money market instruments. These Funds also may invest in the following taxable high-quality short-term money market instruments: obligations of the U.S. Government or its agencies or instrumentalities; commercial paper of issuers rated, at the time of purchase, "A-2" or better by S&P, "P-2" or better by Moody's, or "F-2" or better by Fitch or which if unrated, in the opinion of the Sub-adviser, are of comparable quality; certificates of deposit, bankers' acceptances or time deposits of U.S. banks with total assets of at least $1 billion (including obligations of foreign branches of such banks) and of the 75 largest foreign commercial banks in terms of total assets (including domestic branches of such banks), and repurchase agreements with respect to such obligations.
      If at some future date, in the opinion of the Sub-adviser, adverse conditions prevail in the market for obligations the interest on which is exempt from regular federal income taxes, the Funds may invest its assets without limit in taxable high-quality short-term money market instruments. Dividends paid by the Funds that are attributable to interest derived from taxable money market instruments will be taxable to investors.
      From time to time, the Funds may invest more than 25% of its assets in obligations whose interest payments are from revenues of similar projects (such as utilities or hospitals) or whose issuers share the same geographic location. As a result, the Funds may be more susceptible to a single economic, political or regulatory development than would a portfolio of securities with a greater variety of issuers. These developments include proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products.
      Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Series Company nor the Sub-adviser will review the proceedings relating to the issuance of municipal obligations or the basis for such opinions.

MUNICIPAL COMMERCIAL PAPER

      The Municipal Bond Fund and the Municipal Money Market Fund may also purchase municipal commercial paper. Municipal commercial paper that may be purchased by the Funds consists of short term obligations of a municipality. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or as interim construction financing. Municipal commercial paper, in many cases, is backed by a letter of credit lending agreement, repurchase agreement or other credit facility agreement offered by banks or other institutions.
      The Funds may invest in commercial paper that is rated at the time of purchase "P-2" or better by Moody's, "A-2" or better by S&P, or "F-2" or better by Fitch, or, if not rated, determined by a Sub-adviser to be of comparable quality.

VARIABLE RATE DEMAND NOTES

      Variable rate demand notes ("VRDNs") are either taxable or tax-exempt obligations which contain a floating or variable interest rate adjustment formula and which are subject to an unconditional right of demand to receive payment of the principal balance plus accrued interest either at any time or at specified intervals not exceeding one year and in either case upon no more than seven days notice. The interest rates are adjustable at intervals ranging from daily ("floating rate") to up to one year to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.
      The Municipal Bond Fund, the Municipal Money Market Fund and the Money Market Fund may also invest in VRDNs in the form of participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institution"). Participating VRDNs provide the Fund with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the institution upon a specified number of days' notice, not to exceed seven days. A Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation and issuing the repurchase commitment.

PRE-REFUNDED BONDS

      From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For the purposes of diversification, pre-refunded bonds will be treated as governmental issues.

LOAN PARTICIPATIONS

      Loan Participations are debt obligations of corporations and are usually purchased from major money center banks, selected regional banks, and major foreign banks with branches in the U.S. which are regulated by the Federal Reserve System or appropriate state regulatory authorities. VALIC and the Sub-advisers believe that the credit standards imposed by such banks are comparable to the standards such banks use in connection with loans originated by them and in which they intend to maintain a full interest. The financial institutions offering loan participations do not guarantee principal or interest on the loan participations which they offer. VALIC and the Sub-advisers will not purchase such securities for the Funds unless they believe that the collateral underlying the corporate loans is adequate and the corporation will be able, in a timely fashion, to pay scheduled interest and principal amounts.

ADJUSTABLE RATE SECURITIES

      Adjustable rate securities (i.e., variable rate and floating rate instruments) are securities that have interest rates that are adjusted periodically, according to a set formula. The maturity of some adjustable rate securities may be shortened under certain special conditions described more fully below.
      Variable rate instruments are obligations (usually certificates of deposit) that provide for the adjustment of their interest rates on predetermined dates or whenever a specific interest rate changes. A variable rate instrument whose principal amount is scheduled to be paid in 13 months or less is considered to have a maturity equal to the period remaining until the next readjustment of the interest rate. Many variable rate instruments are subject to demand features which entitle the purchaser to resell such securities to the issuer or another designated party, either (1) at any time upon notice of usually 30 days or less, or (2) at specified intervals, not exceeding 13 months, and upon 30 days notice. A variable rate instrument subject to a demand feature is considered to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.
      Floating rate instruments (generally corporate notes, bank notes, or Eurodollar certificates of deposit) have interest rate reset provisions similar to those for variable rate instruments and may be subject to demand features like those for variable rate instruments. The maturity of a floating rate instrument is considered to be the period remaining until the principal amount can be recovered through demand.

      All of the Funds except for International Growth Fund, International Value Fund, Large Cap Growth Fund, Large Cap Value Fund, Money Market Fund, Municipal Bond Fund, Municipal Money Market Fund and Science & Technology Fund may invest in inverse floaters, which are derivative fixed income or municipal securities. Inverse floaters may be issued by agencies or instrumentalities of the U.S. government or by private issuers including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters generally have greater volatility than other types of mortgage securities in which a Fund may invest. Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters are generally illiquid.

      Inverse floaters are structured as a class of security that receives distributions on a pool of mortgage assets and whose yields move in the opposite direction of short-term interest rates and at an accelerated rate. Such securities have the effect of providing a degree of investment leverage since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate long-term debt obligations increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market value of fixed-rate securities.

ILLIQUID SECURITIES


      The Money Market Fund and Municipal Money Market Fund will not invest more than 10% (15% in the case of the Stock Index Fund, the Mid Cap Index Fund, the Small Cap Index Fund, the International Growth Fund, the Small Cap Growth Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Value Fund, the High Yield Bond Fund, the Balanced Fund, the International Value Fund, the Domestic Bond Fund, the Strategic Bond Fund, the Municipal Bond Fund, the Science & Technology Fund and the Core Bond Fund), of the value of their net assets in securities or other investments that are illiquid or not readily marketable (including repurchase agreements with maturities exceeding seven days). Securities received as a result of a corporate reorganization or similar transaction affecting readily-marketable securities already held in the portfolio of a Fund will not be considered securities or other investments that are not readily marketable. However, the Funds will attempt, in an orderly fashion, to dispose of any securities received under these circumstances, to the extent that such securities are considered not readily marketable, and together with other illiquid securities, exceed 10% (or 15%) of the value of a Fund's net assets.

RULE 144A SECURITIES

      Privately placed securities are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Series Company, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investing more than 10% (15% in the case of the Stock Index Fund, the Mid Cap Index Fund, the Small Cap Index Fund, the International Growth Fund, the Small Cap Growth Fund, the Large Cap Growth Fund, the Large Cap Value Fund, the Mid Cap Value Fund, the Small Cap Value Fund, the High Yield Bond Fund, the Balanced Fund, the International Value Fund, the Domestic Bond Fund, the Strategic Bond Fund and the Core Bond Fund) of its net assets in illiquid securities. Excluded from the Funds' investment limitations, however, are any Rule 144A securities that have been determined to be liquid by the Board of Trustees, VALIC or the Sub-adviser pursuant to Board approved guidelines. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the Series Company will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition the Series Company could consider (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers,
(iii) dealer undertakings to make a market, and (iv) nature of the security and market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by the Series Company and, if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Funds' holding of illiquid securities will be reviewed to determine what, if any, action is required to assume that the Funds do not invest more than 10% (or 15%) of their net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Funds' investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. Each Fund other than the Lifestyle Funds, may invest in Rule 144A securities that have been determined to be liquid by Board approved guidelines.

OPTIONS ON SECURITIES AND SECURITIES INDICES

      Each Fund, other than the Large Cap Growth Fund, the Mid Cap Growth Fund, the International Growth Fund, the Lifestyle Funds, the Municipal Money Market Fund and the Money Market Fund, may write covered call and put options on securities and securities indices. A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security or currency at a fixed or determinable price (called the exercise or "strike" price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security or currency at a fixed or determinable price upon exercise of the option.
      To "cover" a call option written, a Fund may, for example, identify and have available for sale the specific portfolio security, group of securities, or foreign currency to which the option relates. To cover a put option written, a Fund may, for example, establish a segregated asset account with its custodian containing cash or liquid assets that, when added to amounts deposited with its broker or futures commission merchant ("FCM") as margin, equals the market value of the instruments underlying the put option written.
      All the Funds except for International Growth Fund, Mid Cap Growth Fund, Money Market Fund, and the Municipal Money Market Fund may write options on securities and securities indices. If a Fund writes an option which expires unexercised or is closed out by the Fund at a profit, it will retain the premium received for the option, which will increase its gross income. If the price of the underlying security or currency moves adversely to the Fund's position, the option may be exercised and the Fund, as the writer of the option, will be required to sell or purchase the underlying security or currency at a disadvantageous price, which may only be partially offset by the amount of premium received.
      Options on stock indices are similar to options on stock, except that all settlements are made in cash rather than by delivery of stock, and gains or losses depend on price movements in the stock market generally (or in a particular industry or segment of the market represented by the index) rather than price movements of individual stocks. When a Fund writes an option on a securities index, and the underlying index moves adversely to the Fund's position, the option may be exercised. Upon such exercise, the Fund, as the writer of the option, will be required to pay in cash an amount equal to the difference between the exercise settlement value of the underlying index and the exercise price of the option, multiplied by a specified index "multiplier."
      Call or put options on a stock index may be written at an exercise or "strike" price which is either below or above the current value of the index. If the exercise price at the time of writing the option is below the current value of the index for a call option or above the current value of the index for a put option the option is considered to be "in the money." In such a case, the Fund will cover such options written by segregating with its custodian or pledging to its commodity broker as collateral cash, U.S. Government or other high-grade, short-term debt obligations equal in value to the amount by which the option written is in the money, times the multiplier, times the number of contracts.
      Stock indices for which options are currently traded include the S&P 500 Index, Value Line Index, National OTC Index, Major Market Index, Computer Technology Index, Oil Index, NYSE Options Index, Technology Index, Gold/Silver Index, Institutional Index and NYSE Beta Index. The Funds may also use options on such other indices as may now or in the future be available.
      All the Funds except for International Growth Fund, Mid Cap Growth Fund, Money Market Fund, and the Municipal Money Market Fund may also purchase put or call options on securities and securities indices in order to (i) hedge against anticipated changes in interest rates or stock prices that may adversely affect the prices of securities that the Fund intends to purchase at a later date, (ii) hedge its investments against an anticipated decline in value, or (iii) attempt to reduce the risk of missing a market or industry segment advance. These Funds also may purchase put options on foreign currencies that correlate with the Fund's portfolio securities in order to minimize or hedge against anticipated declines in the exchange rate of the currencies in which the Fund's securities are denominated and may purchase call options on foreign currencies that correlate with its portfolio securities to take advantage of anticipated increases in exchange rates. In the event that the anticipated changes in interest rates, stock prices, or exchange rates occur, the Fund may be able to offset the resulting adverse effect on the Fund, in whole or in part, through the options purchased.
      The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying security, securities index, or currency changes sufficiently, the option may expire without value to the Fund. To close option positions purchased by the Funds, the Funds may sell put or call options identical to options previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option purchased.
      Options used by the Funds may be traded on the national securities exchanges or in the over-the-counter market. Only the Large Cap Value Fund, the Small Cap Growth Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Municipal Bond Fund and the Core Bond Fund may use over-the-counter options. Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be more difficult to enter into closing transactions with respect to options traded over-the-counter. In this regard, the Funds may enter into contracts with the primary dealers with whom they write over-the-counter options. The contracts will provide that each Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value of such option, as determined in good faith through negotiations between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the specific details of the formula may vary with different primary dealers, each contract will provide a formula to determine the maximum price at which each Fund can repurchase the option at any time. The Funds have established standards of creditworthiness for these primary dealers.

WRITING COVERED CALL AND PUT OPTIONS AND PURCHASING CALL AND PUT OPTIONS

      All of the Funds, except International Growth Fund, Mid Cap Growth Fund, Large Cap Growth Fund, Municipal Money Market Fund and Money Market Fund, may write exchange-traded covered call and put options on or relating to specific securities in order to earn additional income or, in the case of a call written, to minimize or hedge against anticipated declines in the value of the Fund's securities. The Mid Cap Value Fund may write exchange-traded covered call options, but not put options in this connection. To "cover" an option means, for example, to identify and make available for sale the specific portfolio security or foreign currency to which the option relates. Through the writing of a covered call option a Fund receives premium income but obligates itself to sell to the purchaser of such an option the particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of the market value of the security or the exchange rate for the foreign currency during this period. Through the writing of a covered put option a Fund receives premium income but obligates itself to purchase a particular security or foreign currency underlying the option at a specified price at any time prior to the expiration of the option period, regardless of market value or exchange rate during the option period.
      All of the Funds, except International Growth Fund, Mid Cap Growth Fund, Large Cap Growth Fund, Municipal Money Market Fund and Money Market Fund, may also write exchange-traded covered call and put options on stock indices and may purchase call and put options on stock indices that correlate with the Fund's portfolio securities. These Funds may engage in such transactions for the same purposes as they may engage in such transactions with respect to individual portfolio securities or foreign currencies, that is, to generate additional income or as a hedging technique to minimize anticipated declines in the value of the Fund's portfolio securities or the exchange rate of the securities in which the Fund invested. In economic effect, a stock index call or put option is similar to an option on a particular security, except that the value of the option depends on the weighted value of the group of securities comprising the index, rather than a particular security, and settlements are made in cash rather than by delivery of a particular security.
      Each Fund, other than International Growth Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Money Market Fund, and the Municipal Bond Fund, may also purchase exchange-traded call and put options with respect to securities and stock indices that correlate with that Fund's particular portfolio securities. In this connection, the Mid Cap Value Fund may purchase exchange traded call options only.
      A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its portfolio securities or currencies. As the holder of a put option with respect to individual securities or currencies, the Fund has the right to sell the securities or currencies underlying the options and to receive a cash payment at the exercise price at any time during the option period. As the holder of a put option on an index, a Fund has the right to receive, upon exercise of the option, a cash payment equal to a multiple of any excess of the strike price specified by the option over the value of the index.
      A Fund may purchase call options on individual securities, currencies or stock indices in order to take advantage of anticipated increases in the price of those securities or currencies by purchasing the right to acquire the securities or currencies underlying the option or, with respect to options on indices, to receive income equal to the value of such index over the strike price. As the holder of a call option with respect to individual securities or currencies, a Fund obtains the right to purchase the underlying securities or currencies at the exercise price at any time during the option period. As the holder of a call option on a stock index, a Fund obtains the right to receive, upon exercise of the option, a cash payment equal to the multiple of any excess of the value of the index on the exercise date over the strike price specified in the option.
      Unlisted options may be used by the Large Cap Value Fund, the Small Cap Growth Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Municipal Bond Fund and the Core Bond Fund. Such options are not traded on an exchange and may not be as actively traded as listed securities, making the valuation of these securities more difficult. In addition, an unlisted option entails a risk not found in connection with listed options -- that the party on the other side of the option transaction will default. This may make it impossible to close out an unlisted option position in some cases, and profits may be lost thereby. Such unlisted, over-the-counter options, unless otherwise indicated, will be considered illiquid securities. The Funds will engage in such transactions only with firms of sufficient credit to minimize these risks. In instances in which a Fund has entered into agreements with primary dealers with respect to the unlisted, over-the-counter options it has written, and such agreements would enable the Fund to have an absolute right to repurchase, at a pre-established formula price, the over-the-counter options written by it, the Fund will treat as illiquid only the amount equal to the formula price described above less the amount by which the option is "in-the-money."
      Although these investment practices will be used to generate additional income and to attempt to reduce the effect of any adverse price movement in the securities or currencies subject to the option, they do involve certain risks that are different in some respects from investment risks associated with similar funds which do not engage in such activities. These risks include the following: writing covered call options -- the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities or currencies above the exercise price; writing covered put options -- the inability to effect closing transactions at favorable prices and the obligation to purchase the specified securities or currencies or to make a cash settlement on the stock index at prices which may not reflect current market values or exchange rates; and purchasing put and call options -- possible loss of the entire premium paid. In addition, the effectiveness of hedging through the purchase or sale (writing) of stock index options will depend upon the extent to which price movements in the portion of a Fund's portfolio being hedged correlate with price movements in the selected stock index. Perfect correlation may not be possible because the securities held or to be acquired by a Fund may not exactly match the composition of the stock index on which options are purchased or written. If the forecasts of VALIC or the Sub-Advisers regarding movements in securities prices, currencies or interest rates are incorrect, a Fund's investment results may have been better without the hedge.

FINANCIAL FUTURES CONTRACTS

      Each Fund, except the Mid Cap Growth Fund, the International Growth Fund, the Mid Cap Value Fund, the Lifestyle Funds, the Municipal Money Market Fund and the Money Market Fund, in accordance with its investment objective(s), investment program, policies, and restrictions may purchase and sell exchange-traded financial futures contracts as a hedge to protect against anticipated changes in prevailing interest rates, overall stock prices or currency rates, or to efficiently and in a less costly manner implement either increases or decreases in exposure to the equity or bond markets. The Funds may also write covered call options and purchase put and call options on financial futures contracts for the same purposes or to earn additional income and the Small Cap Growth Fund, the Large Cap Value Fund and the Large Cap Growth Fund may also write covered put options on stock index futures contracts. The Large Cap Value Fund may utilize currency futures contracts and both listed and unlisted financial futures contracts and options thereon.
      Financial futures contracts consist of interest rate futures contracts, stock index futures contracts, and currency futures contracts. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A stock index futures contract is similar in economic effect, except that rather than being based on specific securities, it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.
      An interest rate futures contract binds the seller to deliver to the purchaser on a specified future date a specified quantity of one of several listed financial instruments, against payment of a settlement price specified in the contract. A public market currently exists for futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.
      The Municipal Bond Fund may enter into municipal bond index futures contracts. A municipal bond index futures contract is an agreement to take or make delivery of an amount of cash equal to the difference between the value of the index at the beginning and at the end of the contract period. The Municipal Bond Fund may enter into short municipal bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of securities in its respective portfolio that might otherwise result. When the Fund is not fully invested in securities and anticipates a significant market advance, it may enter into long municipal bond index futures contracts in order to gain rapid market exposure that may wholly or partially offset increases in the costs of securities that it intends to purchase. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the futures position but, under unusual market conditions, a futures position may be terminated without the corresponding purchase of securities.
      Stock index futures contracts bind purchaser and seller to deliver, at a future date specified in the contract, a cash amount equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price specified by the contract. That is, the seller of the futures contract must pay and the purchaser would receive a multiple of any excess of the value of the index over the settlement price, and conversely, the purchaser must pay and the seller would receive a multiple of any excess of the settlement price over the value of the index. A public market currently exists for stock index futures contracts based on the S&P 500 Index, the S&P MidCap 400, the Nikkei 225, the New York Stock Exchange Composite Index, the Value Line Stock Index, and the Major Market Index. It is expected that financial instruments related to broad-based indices, in addition to those for which futures contracts are currently traded, will in the future be the subject of publicly-traded futures contracts, and the Funds may use any of these, which are appropriate, in its hedging strategies.
      A financial futures contract is an agreement to buy or sell a security (or deliver a final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery of a specified security) for a set price in the future. Exchange-traded futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").
      Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but instead are liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the relevant exchange assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.
      Unlisted financial futures contracts, which may be purchased or sold only by the Large Cap Value Fund, the High Yield Bond Fund, the Strategic Bond Fund, the Municipal Bond Fund and the Core Bond Fund, like unlisted options, are not traded on an exchange and, generally, are not as actively traded as listed futures contracts or listed securities. Such financial futures contracts generally do not have the following elements: standardized contract terms, margin requirements relating to price movements, clearing organizations that guarantee counter-party performance, open and competitive trading in centralized markets, and public price dissemination. These elements in listed instruments serve to facilitate their trading and accurate valuation. As a result, the accurate valuation of unlisted financial futures contracts may be difficult. In addition, it may be difficult or even impossible, in some cases, to close out an unlisted financial futures contract, which may, in turn, result in significant losses to the Fund. Such unlisted financial futures contracts will be considered by the Fund to be illiquid securities and together with other illiquid securities will be limited to no more than 10% (or 15%) of the value of such Fund's total assets. In making such determination, the value of unlisted financial futures contracts will be based upon the "face amount" of such contracts.
      When financial futures contracts are entered into by a Fund, either as the purchaser or the seller of such contracts, the Fund is required to deposit with the Custodian in a segregated account in the name of the FCM an initial margin of cash or U.S. Treasury bills equaling as much as 5% to 10% or more of the contract settlement price. The nature of initial margin requirements in futures transactions differs from traditional margin payments made in securities transactions in that initial margins for financial futures contracts do not involve the borrowing of funds by the customer to finance the transaction. Instead, a customer's initial margin on a financial futures contract represents a good faith deposit securing the customer's contractual obligations under the financial futures contract. The initial margin deposit is returned, assuming these obligations have been met, when the financial futures contract is terminated. In addition, subsequent payments to and from the FCM, called "variation margin," are made on a daily basis as the price of the underlying security, stock index, or currency fluctuates, reflecting the change in value in the long (purchase) or short (sale) positions in the financial futures contract, a process known as "marking to market."
      Financial futures contracts generally are not entered into to acquire the underlying asset and generally are not held to term. Prior to the contract settlement date, the Funds will normally close all futures positions by entering into an offsetting transaction which operates to cancel the position held, and which usually results in a profit or loss. A Fund may not adhere to its internal operating policy in circumstances where the Fund is required to invest a large cash infusion.

OPTIONS ON FINANCIAL FUTURES CONTRACTS

      For bona fide hedging purposes, each Fund, except the Mid Cap Growth Fund, the International Growth Fund, the Mid Cap Value Fund, the Lifestyle Funds, the Municipal Money Market Fund and the Money Market Fund, may also purchase call and put options on financial futures contracts and write call options on financial futures contracts of the type which the particular Fund is authorized to enter into. Options on financial future contracts used by the Funds are traded on exchanges that are licensed and regulated by the CFTC. A call option on a financial futures contract gives the purchaser the right in return for the premium paid, to purchase a financial futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a financial futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.
      Unlike entering into financial futures contracts, purchasing options on financial futures contracts allows a Fund to decline to exercise the option, thereby avoiding any loss beyond foregoing the purchase price (or "premium") paid for the options. Therefore, the purchase of options on financial futures contracts may be a preferable hedging strategy when a Fund desires maximum flexibility. Whether, in order to achieve a particular objective, a Fund enters into a financial futures contract, on the one hand, or an option contract, on the other, will depend on all the circumstances, including the relative costs, liquidity, availability and capital requirements of such financial futures and options contracts. Also, the Funds will consider the relative risks involved, which may be quite different. These factors, among others, will be considered in light of market conditions and the particular objective to be achieved.

CERTAIN ADDITIONAL RISKS OF OPTIONS AND FINANCIAL FUTURES CONTRACTS

      The use of options and financial futures contracts may entail some risks. First, although such instruments when used by the Funds are intended to correlate with the Funds' portfolio securities or currencies, in many cases the options or financial futures contracts used may be based on securities, currencies, or stock indices the components of which are not identical to the portfolio securities owned or intended to be acquired by the Funds. Second, due to supply and demand imbalances and other market factors, the price movements of financial futures contracts, options thereon, currency options, and stock index options may not necessarily correspond exactly to the price movements of the securities, currencies, or stock indices on which such instruments are based. Accordingly, there is a risk that a Fund's transactions in those instruments will not in fact offset the impact on the Fund of adverse market developments in the manner or to the extent contemplated or that such transactions will result in losses to the Fund which are not offset by gains with respect to corresponding portfolio securities owned or to be purchased by that Fund.
      To some extent, these risks can be minimized by careful management of hedging activities. For example, where price movements in a financial futures or option contract are expected to be less volatile than price movements in the related portfolio securities owned or intended to be acquired by a Fund, it may, in order to compensate for this difference, use an amount of financial futures or option contracts which is greater than the amount of such portfolio securities. Similarly, where the price movement of a financial futures or option contract is anticipated to be more volatile, a Fund may use an amount of such contracts which is smaller than the amount of portfolio securities to which such contracts relate.
      The risk that the hedging technique used will not actually or entirely offset an adverse change in a Fund's portfolio securities is particularly relevant to financial futures contracts and options written on stock indices and currencies. A Fund, in entering into a futures purchase contract, potentially could lose any or all of the contract's settlement price. In entering into a futures sale contract, a Fund could potentially lose a sum equal to the excess of the contract's value (marked to market daily) over the contract's settlement price. In writing options on stock indices or currencies a Fund could potentially lose a sum equal to the excess of the value of the index or currency (marked to market daily) over the exercise price. In addition, because financial futures contracts require delivery at a future date of either a specified security or currency, or an amount of cash equal to a multiple of the difference between the value of a specified stock index on that date and the settlement price, an algebraic relationship exists between any price movement in the underlying security or currency or index and the potential cost of settlement to a Fund. A small increase or decrease in the value of the underlying security or currency or stock index can, therefore, result in a much greater increase or decrease in the cost to the Fund.
      Stock index call options written also pose another risk as hedging tools. Because exercises of stock index options are settled in cash, there is an inherent timing risk that the value of a Fund's portfolio securities "covering" a stock index call option written by it may decline during the time between exercise of the option by the option holder and notice to the Fund of such exercise (usually one day or more) thereby requiring the Fund to use additional assets to settle the transaction. This risk is not present in the case of covered call options on individual securities, which are settled by delivery of the actual securities.
      There are also special risks in using currency options including the following: (i) settlement of such options must occur in the country issuing the currency in conformity with foreign regulations for such delivery, including the possible imposition of additional costs and taxes, (ii) no systematic reporting of "last sale" information for foreign currencies, and (iii) the need to use "odd lot" transactions for underlying currencies at prices less favorable than those for "round lot" transactions.
      Although the Funds intend to establish positions in these instruments only when there appears to be an active market, there is no assurance that a liquid market for such instruments will exist when a Fund seeks to "close out" (i.e. terminate) a particular financial futures contract or option position. This is particularly relevant for over-the-counter options and financial futures contracts, as previously noted. Trading in such instruments could be interrupted, for example, because of a lack of either buyers or sellers. In addition, the futures and options exchanges may suspend trading after the price of such instruments has risen or fallen more than the maximum amount specified by the exchange. Exercise of options could also be restricted or delayed because of regulatory restrictions or other factors. A Fund may be able, by adjusting investment strategy in the cash or other contract markets, to offset to some extent any adverse effects of being unable to liquidate a hedge position. Nevertheless, in some cases, a Fund may experience losses as a result of such inability. Therefore it may have to liquidate other more advantageous investments to meet its cash needs.
      In addition, FCMs or brokers in certain circumstances will have access to a Fund's assets posted as margin in connection with these transactions as permitted under the 1940 Act. The Funds will use only FCMs or brokers in whose reliability and financial soundness they have full confidence and have adopted certain other procedures and limitations to reduce the risk of loss with respect to any assets which brokers hold or to which they may have access. Nevertheless, in the event of a broker's insolvency or bankruptcy, it is possible that a Fund could experience a delay or incur costs in recovering such assets or might recover less than the full amount due. Also the value of such assets could decline by the time a Fund could effect such recovery.
      The success of a Fund in using hedging techniques depends, among other things, on VALIC's, or the Sub-adviser's ability to predict the direction and volatility of price movements in both the futures and options markets as well as the securities markets and on VALIC's or the Sub-adviser's ability to select the proper type, time, and duration of hedges. There can be no assurance that these techniques will produce their intended results. In any event, VALIC, or the Sub-adviser will use financial futures contracts, options thereon, currency options and stock index options only when it believes the overall effect is to reduce, rather than increase, the risks to which a Fund is exposed. Hedging transactions also, of course, may be more, rather than less, favorable to a Fund than originally anticipated.

LIMITATIONS

      No Fund will enter into any financial futures contract or purchase any option thereon if, immediately thereafter, the total amount of its assets required to be on deposit as initial margin to secure its obligations under financial futures contracts, plus the amount of premiums paid by it for outstanding options to purchase futures contracts, exceeds 5% of the market value of its total assets; provided however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. This is a fundamental policy of the Socially Responsible Fund. Collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of the investment restrictions concerning borrowing money, mortgaging, or hypothecating assets of any Fund.

      Each Fund has an operating policy which provides that it will not enter into financial futures contracts or write put or call options with respect to financial futures contracts unless such transactions are either "covered" or subject to segregation requirements considered appropriate by the SEC staff. Further, each Fund has an operating policy which provides that it will not enter into custodial arrangements with respect to initial or variation margin deposits or marked-to-market amounts unless the custody of such initial and variation margin deposits and marked-to-market amounts are in compliance with current SEC staff interpretive positions or no-action letters or rules adopted by the SEC.

SHORT SALES AND SHORT SALES AGAINST THE BOX

      The Balanced Fund, each Bond Fund, International Value Fund, and Socially Responsible Fund may enter in short sales in connection with options and futures contracts only. Mid Cap Value Fund, Small Cap Index Fund, and Strategic Index Fund may engage in short sale transactions in securities listed on one or more national securities exchanges or on the National Association of Securities Dealers, Inc. Automated Quotation System ("NASDAQ"). Short selling involves the sale of borrowed securities. At the time a short sale is effected, a Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time that the Fund purchases it for delivery to the lender. When a short sale transaction is closed out by delivery of the securities, any gain or loss on the transaction is taxable as a short term capital gain or loss. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. All short sales will be fully collateralized. The Large Cap Growth Fund and Mid Cap Growth Fund may only engage in short sales against the box, which involves selling a security the Fund holds in its portfolio for delivery at a specified date in the future. A Fund will not engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of the Fund's net assets (taken at market value).

MONEY MARKET SECURITIES OF FOREIGN ISSUERS

      Foreign money market instruments utilized by certain of the Funds will be limited to: (i) obligations of, or guaranteed by, a foreign government, its agencies or instrumentalities; (ii) certificates of deposit, bankers' acceptances, short-term notes, negotiable time deposits and other obligations of the ten largest banks in each foreign country, measured in terms of net assets; and (iii) other short-term unsecured corporate obligations (usually 1 to 270 day commercial paper) of foreign companies. For temporary purposes or in light of adverse foreign political or economic conditions, the Funds may invest in short-term high quality foreign money market securities without limitation.

                               INVESTMENT ADVISER

      VALIC is a stock life insurance company organized on May 1, 1969 under the Texas Insurance Code as a successor to The Variable Annuity Life Insurance Company of America, a District of Columbia insurance company organized in 1955. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. Members of the American General Corporation group of companies operate in each of the 50 states, the District of Columbia, and Canada and collectively engage in substantially all forms of financial services. American General Corporation was incorporated as a Texas business corporation on February 26, 1980 as the successor to American General Life Insurance Company (organized in 1926) as the result of a corporate reorganization completed on July 1, 1980.
      VALIC serves as the investment adviser to each of the Funds pursuant to an Investment Advisory Agreement with each Fund that was approved by the Board of Trustees on August 26, 1998. Under the

Investment Advisory Agreement, each Fund pays VALIC an annual fee, payable monthly, based on its average daily net asset value. For the fiscal period ending October 31, 1999, the Funds paid the following advisory fees to VALIC:

                                                           ADVISORY
FUND NAME                                                    FEES
---------                                                  ---------
Stock Index Fund                                              29,869
Mid Cap Index Fund                                            17,492
Small Cap Index Fund                                          16,062
International Growth Fund                                     52,251
Large Cap Growth Fund                                         49,471
Mid Cap Growth Fund                                           54,371
Small Cap Growth Fund                                         62,829
International Value Fund                                      66,958
Large Cap Value Fund                                          35,427
Mid Cap Value Fund                                            51,545
Small Cap Value Fund                                          40,252
Socially Responsible Fund                                     15,928
Balanced Fund                                                 59,766
High Yield Bond Fund                                         426,557
Strategic Bond Fund                                           31,224
Domestic Bond Fund                                            45,924
Core Bond Fund                                             1,551,018
Municipal Bond Fund                                           30,118
Money Market Fund                                             32,936
Municipal Money Market Fund                                   27,357
Growth Lifestyle Fund                                          6,889
Moderate Growth Lifestyle Fund                                 7,247
Conservative Growth Lifestyle Fund                             7,049

      Pursuant to the Investment Advisory Agreement, the Series Company retains VALIC to manage the investment of the assets of each Fund, maintain a trading desk, and place orders for the purchase and sale of portfolio securities. As investment adviser, VALIC obtains and evaluates as appropriate economic, statistical, and financial information in order to formulate and implement investment programs in furtherance of each Fund's investment objective(s) and investment program. Pursuant to the Investment Advisory Agreements, VALIC provides other services including furnishing the services of the President and such other executives and clerical personnel as the Series Company requires to conduct its day-to-day operations, to prepare the various reports and statements required by law, and to conduct any other recurring or nonrecurring activity which the Series Company may need to continue operations. The Investment Advisory Agreement provides that the Series Company pay all expenses not specifically assumed by VALIC under the Agreement. Examples of the expenses paid by the Series Company include transfer agency fees, custodial fees, the fees of outside legal and auditing firms, the costs of reports to shareholders and expenses of servicing shareholder accounts (e.g., daily calculation of the net asset value). The Series Company allocates advisory fees, SEC filing fees, interest expenses and state filing fees, if any, to the Fund that incurs such charges and allocates all other expenses among the Funds based on the net assets of each Fund in relation to the net assets of the Series Company.
      The Investment Advisory Agreement requires that VALIC's advisory fee be reduced by any commissions, tender and exchange offer solicitation fees and other fees, or similar payments (less any direct expenses incurred) received by VALIC or its affiliates in connection with the purchase and sale of portfolio investments of the Funds. In this regard, the Investment Advisory Agreement requires VALIC to use its best efforts to recapture tender and exchange solicitation offer fees for each Fund's benefits, and to advise the Series Company's Board of Trustees of any other fees, or similar payments that it (or any of its affiliates) may receive in connection with each Fund's portfolio transactions or of other arrangements that may benefit any of the Funds or the Series Company.

      The Investment Advisory Agreement may be continued with respect to any Fund if specifically approved, after the initial two year term, at least annually by (a)(i) the Series Company's Board of Trustees or (ii) a majority of that Fund's outstanding voting securities (as defined by the 1940 Act), and (b) the affirmative vote of a majority of the trustees who are not parties to the agreement or "interested persons" of any such party (as defined by the 1940 Act) by votes cast in person at a meeting called for this purpose. The Investment Advisory Agreement also provides that it shall terminate automatically if assigned. The Investment Advisory Agreement may be terminated as to any Fund at any time by the Series Company's Board of Trustees, by vote of a majority of the Fund's outstanding voting securities, or by VALIC, on not more than 60 days' written notice, nor less than 30 days' written notice, or upon such shorter notice as may be mutually agreed upon, without the payment of any penalty. Additionally the Investment Advisory Agreement provides that VALIC shall not be liable to the Series Company, or any shareholder in the Series Company, for any act or omission in rendering services under the Agreement, or for any losses sustained in the purchase, holding, or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence, or reckless disregard of obligations or duties on the part of VALIC.
      Pursuant to an Accounting Services Agreement ("Agreement"), VALIC provides accounting services to the Series Company. The Agreement provides that the Series Company will pay to VALIC an annual fee payable monthly based on average daily net assets for providing the accounting services.

                            INVESTMENT SUB-ADVISERS

      Pursuant to Investment Sub-advisory Agreements with each Sub-adviser, VALIC has engaged American General Investment Management, L.P. ("AGIM") to provide sub-advisory services to High Yield Bond Fund, Strategic Bond Fund, Core Bond Fund, Municipal Bond Fund, Municipal Money Market Fund, Stock Index Fund, Mid Cap Index Fund, Small Cap Index Fund and for a portion of the Small Cap Value Fund. Capital Guardian Trust Company ("Capital Guardian") provides sub-advisory services for the International Value Fund, the Domestic Bond Fund and the Balanced Fund, Jacobs Asset Management provides sub-advisory services for the International Growth Fund, State Street Bank and Trust Company/State Street Global Advisors ("State Street Global Advisors") provides sub-advisory services for the Large Cap Value Fund, Goldman Sachs Asset Management ("GSAM") provides sub-advisory services for the Large Cap Growth Fund and Neuberger Berman Management Inc. ("N B Management") provides sub-advisory services for the Mid Cap Value Fund pursuant to separate Sub-advisory Agreements. Brown Capital Management, Inc. ("Brown Capital Management") provides sub-advisory services for the Mid Cap Growth Fund, Fiduciary Management Associates, Inc. ("FMA") provides sub-advisory services for a portion of the Small Cap Value Fund, J.P. Morgan Investment Management, Inc. ("JP Morgan") provides sub-advisory services for the Small Cap Growth Fund and T. Rowe Price Associates, Inc. ("T. Rowe") provides sub-advisory services for the Science & Technology Fund pursuant to separate sub-advisory Agreements, as well. AGIM, Capital Guardian, Jacobs Asset Management, State Street Global Advisors, GSAM, N&B Management, Brown Capital Management, FMA, JP Morgan and T. Rowe (collectively, the "Sub-advisers") will be subject to the control, supervision and direction of VALIC, which will retain responsibility for the overall management of the Funds to which these companies provide sub-advisory services (collectively, the "Sub-advised Funds").
      In selecting Sub-advisers, the Series Company's Trustees carefully evaluated: (i) the nature and quality of the services expected to be rendered to the Fund(s) by the Sub-adviser, (ii) the distinct investment objective and policies of the Fund(s); (iii) the history, reputation, qualification and background of the Sub-adviser's personnel and its financial condition; (iv) its performance track record; and (v) other factors deemed relevant. The Trustees also reviewed the fees to be paid to each Sub-adviser.
      The Series Company was issued an exemptive order by the SEC on September 9, 1998 for an exemption (the "Exemption") from certain provisions of the 1940 Act which would otherwise require VALIC to obtain formal shareholder approval prior to engaging and entering into sub-advisory agreements with Sub-advisers. The relief is based on the conditions set forth in the Exemption that, among other things; (1) VALIC will select, monitor, evaluate and allocate assets to the Sub-advisers and oversee Sub-advisers compliance with the relevant Fund's investment objective, policies and restrictions; (2) before a Fund may rely on the Exemption, the Exemption must be approved by the shareholders of the Funds operating under the Exemption; (3) the Series Company will provide to shareholders certain information about a new Sub-adviser; (4) the Series Company will disclose in its Prospectus the existence, substance and effect of the Exemption; and (5) the Trustees, including a majority of the "non-interested" Trustees, must approve each sub-advisory agreement in the manner required under the 1940 Act. Any changes to the Investment Advisory Agreement between the Series Company and VALIC would still require shareholder approval. As required by the Exemption, the initial shareholder of each Fund on October 7, 1998, consented to permit VALIC to terminate, replace or add Sub-advisers and to enter into sub-advisory agreements with Sub-advisers upon approval of the Board of Trustees but without formal shareholder approval.
      Pursuant to the Investment Sub-advisory Agreements and subject to VALIC's control, supervision and direction, the Sub-advisers will manage the investment and reinvestment of the assets, other than cash, of the Sub-advised Funds, including the evaluation of pertinent economic, statistical, financial and other data, and the determination of industries and companies to be represented in the Sub-advised Funds. Further, the Sub-advisers will maintain a trading desk and place orders for the purchase and sale of portfolio investments for the Sub-advised Funds, accounts with brokers and dealers selected by the Sub-advisers, or arrange for any other entity to provide a trading desk and to place orders with brokers and dealers selected by the Sub-advisers and VALIC.
      The Investment Sub-advisory Agreements provide that the Sub-advisers will bear the expense of discharging their responsibilities.
      VALIC shall pay to AGIM, for the services rendered and expenses paid by AGIM, a monthly fee computed at the annual rate of 0.25% of the first $200 million, 0.20% of the next $300 million and 0.15% of average daily net asset values on the excess over $500 million for each of the Core Bond Fund, the Municipal Bond Fund and the Municipal Money Market Fund. With respect to the Strategic Bond Fund, VALIC pays AGIM, a monthly fee computed at the annual rate of 0.35% of the first $200 million, 0.25% of the next $300 million and 0.20% of average daily net assets over $500 million. For the High Yield Bond Fund, VALIC pays AGIM, a monthly fee computed at the annual rate of 0.45% of the first $200 million, 0.35% of the next $300 million and 0.30% of average daily net assets over $500 million.
      VALIC shall pay to Brown Capital Management, for the services rendered to the Mid Cap Growth Fund and expenses paid by Brown Capital Management, a monthly fee computed at the annual rate of 0.40% of the first $25 million, 0.30% of the next $25 million and 0.20% of average daily net asset values on the excess over $50 million.
      VALIC shall pay to Capital Guardian, for the services rendered and expenses paid by Capital Guardian, a quarterly fee computed at the annual rate of 0.75% of the first $25 million, 0.60% of the next $25 million, 0.425% of the next $200 million and 0.375% of average daily net assets values on the excess over $250 million of the International Value Fund, 0.35% of the first $50 million, 0.20% of the next $50 million, 0.18% of the next $200 million and 0.15% of average daily net asset values on the excess over $300 million of the Domestic Bond Fund and 0.55% of the first $25 million, 0.40% of the next $25 million and 0.20% of average daily net asset values on the excess over $50 million of the Balanced Fund. Capital Guardian aggregates fees with respect to the International Value Fund, the Domestic Bond Fund and the Balanced Fund and applies a 5% discount to all fees if total fees are between $1.25 million and $4 million, a 7.5% discount to all fees if total fees are between $4 million and $8 million, a 10% discount to all fees if total fees are between $8 million and $12 million and a 12.5% discount to all fees if total fees exceed $12 million.
      VALIC shall pay to FMA, for the services rendered to the portion of the Small Cap Value Fund that it manages and expenses paid by FMA, a monthly fee computed at the annual rate of 0.50% of the first $50 million and 0.40% of average daily net asset values on the excess over $50 million.
      VALIC shall pay to GSAM, for the services rendered to the Large Cap Growth Fund and expenses paid by GSAM, a monthly fee computed at the annual rate of 0.30% of average daily net asset values of the Large Cap Growth Fund.
      VALIC shall pay to JP Morgan, for the services rendered to the Small Cap Growth Fund and expenses paid by JP Morgan, a monthly fee computed at the annual rate of 0.60% of average daily net asset values of the Small Cap Growth Fund.
      VALIC shall pay to Jacobs Asset Management, for the services rendered to the International Growth Fund and expenses paid by Jacobs Asset Management, a monthly fee computed at the annual rate of 0.65% of the first $100 million and 0.55% of average daily net asset values on the excess over $100 million.

      VALIC shall pay to N&B Management, for the services rendered to the Mid Cap Value Fund and expenses paid by N&B Management, a monthly fee computed at the annual rate of 0.50% of the first $100 million, 0.475% of the next $150 million, 0.45% of the next $250 million, 0.425% of the next $250 million and 0.40% of average daily net asset values on the excess over $750 million.
      VALIC shall pay to State Street Global Advisors, for the services rendered to the Large Cap Value Fund and expenses paid by State Street, a monthly fee computed at the annual rate of 0.25% of average daily net asset values of the Large Cap Value Fund, but in no event less than $50,000 per year.
      VALIC shall pay to T. Rowe Price, for the services rendered to the Science & Technology Fund and expenses paid by T. Rowe Price, a monthly fee based on average daily net asset values of the Science & Technology Fund. The fee shall be computed at the annual rate of 0.60% on the first $500 million, and 0.55% on the assets over $500 million.
      The Investment Sub-advisory Agreements may be continued with respect to any of the Funds if approved, after the initial two year term, at least annually by the vote of the Series Company's Board of Trustees who are not parties to the Investment Sub-advisory Agreements or interested persons of any such parties, cast in person at a meeting called for the purpose of voting on such approval and by a vote of a majority of the Series Company's Board of Trustees or a majority of the relevant Fund's outstanding voting securities.
      Subject to the Exemption, the Investment Sub-advisory Agreements may be terminated at any time by VALIC, the relevant Sub-adviser, the Series Company's Board of Trustees, or by vote of a majority of the outstanding voting securities of the relevant Sub-advised Fund, on not more than 60 days' nor less than 30 days' written notice to the other entities, or upon such shorter notice as may be mutually agreed upon. Such termination shall be without the payment of any penalty.
      The Investment Sub-advisory Agreements provide that the Sub-advisers shall not be liable to VALIC, the Series Company or to any shareholder of the Series Company for any act or omission in rendering services under the Investment Sub-advisory Agreements or for any losses sustained in the purchase, holding or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties on the part of the Sub-advisers.

                            OTHER SERVICE PROVIDERS

      National Financial Data Services, Inc., 330 West 9th Street, Kansas City, Missouri 64105, is the "Transfer Agent") for the Funds. The Transfer Agent receives a fee from each Fund for services provided. For the fiscal period ending October 31, 1999, the Funds paid transfer agent fees of:

                                                            TRANSFER
FUND NAME                                                  AGENCY FEES
---------                                                  -----------
Stock Index Fund                                              28,946
Mid Cap Index Fund                                            17,009
Small Cap Index Fund                                          15,744
International Growth Fund                                     15,736
Large Cap Growth Fund                                         23,366
Mid Cap Growth Fund                                           22.972
Small Cap Growth Fund                                         19,233
International Value Fund                                      17,843
Large Cap Value Fund                                          19,156
Mid Cap Value Fund                                            18,640
Small Cap Value Fund                                          14,755
Socially Responsible Fund                                     17,278
Balanced Fund                                                 19,973
High Yield Bond Fund                                         161,837
Strategic Bond Fund                                           14,255
Domestic Bond Fund                                            20,582
Core Bond Fund                                               850,770
Municipal Bond Fund                                           16,399
Money Market Fund                                             34,592
Municipal Money Market Fund                                   14,865
Growth Lifestyle Fund                                            -0-
Moderate Growth Lifestyle Fund                                   -0-
Conservative Growth Lifestyle Fund                               -0-

      The Series Company has entered into an Accounting Services Agreement with VALIC which appointed VALIC as accounting services agent. Under the Agreement, VALIC provides accounting services and administrative services to each Fund. For the fiscal year ended October 31, 1999, the Funds paid VALIC the following fees for these services:

                                               ACCOUNTING   ADMINISTRATIVE
FUND NAME                                       SERVICES     SERVICE FEE
---------                                      ----------   --------------
Stock Index Fund                                  3,323           -0-
Mid Cap Index Fund                                1,878           -0-
Small Cap Index Fund                              1,725           -0-
International Growth Fund                         1,746         3,275
Large Cap Growth Fund                             2,703         4,169
Mid Cap Growth Fund                               2,513         8,118
Small Cap Growth Fund                             2,222         4,305
International Value Fund                          2,013         3,702
Large Cap Value Fund                              2,130         3,481
Mid Cap Value Fund                                2,066         3,579
Small Cap Value Fund                              1,614         3,025
Socially Responsible Fund                         1,915         4,044
Balanced Fund                                     2,245         3,594
High Yield Bond Fund                             18,307           213
Strategic Bond Fund                               1,565         3,141
Domestic Bond Fund                                2,300         4,857
Core Bond Fund                                   97,007           214
Municipal Bond Fund                               1,811           -0-
Money Market Fund                                 3,958         4,271
Municipal Money Market Fund                       1,645           -0-
Growth Lifestyle Fund                               -0-           -0-
Moderate Growth Lifestyle Fund                      -0-           -0-
Conservative Growth Lifestyle Fund                  -0-           -0-

      The Series Company has entered into an Administrative Services Agreement with VALIC Retirement Services Company ("VRSCO") and VALIC Investment Services Company ("VISCO") for the provision of recordkeeping and shareholder services to retirement and employee benefit plans purchasing Class I shares. Under the terms of the Service Agreement, the Series pays either VRSCO or VISCO a fee on Class I Shares equal to 0.25% of average net assets of each Fund's Class I shares, except for the Lifestyle Funds. For the fiscal year ended October 31, 1999, the Funds paid $53,988 to VRSCO and VISCO for these services.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      As investment adviser to the Series Company, VALIC has responsibility for placing (and deciding when to place) orders for the purchase and sale of investments for the portfolio of each Fund, selecting brokers or dealers to handle these transactions, and negotiating commissions on these transactions. VALIC utilizes the assistance of Sub-advisers in selecting brokers or dealers to handle transactions for the Sub-advised Funds. The Sub-advisers may employ affiliated brokers for portfolio transactions under circumstances described in the Prospectus under the heading "Welcome to American General Corporation."
      Virtually all of the over-the-counter transactions by the actively managed portion of the Small Cap Value Fund, High Yield Bond Fund, Strategic Bond Fund, Domestic Bond Fund, Municipal Bond Fund and Mid Cap Growth Fund are principal transactions with issuers and dealers at net prices which entail no brokerage commissions. The International Value Fund, Mid Cap Value Fund and Socially Responsible Fund each purchase and sell most of their portfolio securities on a national securities exchange on an agency basis. The International Growth Fund, Balanced Fund, Mid Cap Growth Fund, Small Cap Value Fund, and Large Cap Value Fund engage in over-the-counter transactions with principals and transactions with national securities exchanges on an agency basis. The Series Company normally enters into principal transactions directly with the issuer or the market-maker.
      When the Series Company purchases or sells securities or financial futures contracts on an exchange, it pays a commission to any FCM or broker executing the transaction. When the Series Company purchases securities from the issuer, an underwriter usually receives a commission or "concession" paid by the issuer. When the Series Company purchases securities from a market-maker, it pays no commission, but the price includes a "spread" or "mark-up" (between the bid and asked price) earned by the market-making dealer on the transaction.
      In purchasing and selling each Fund's portfolio securities, it is the policy of VALIC and the Sub-advisers (collectively, the "Advisers") to seek the best execution at the most favorable price through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. When selecting brokers or dealers, and in negotiating prices and commissions, the Advisers consider such factors as: the broker or dealer's reliability; the quality of the broker or dealer's execution services on a continuing basis; the rate of the commission; the size and difficulty of the order and the timeliness of execution; the reliability, integrity, financial condition, general execution, and operational capabilities of that firm and competing broker-dealers. In over-the-counter transactions, the Advisers place orders directly with the principal market-maker unless they believe the Series Company can obtain a better price (or receive better execution of orders) from a broker on an agency basis. In transactions executed on securities or commodities exchanges, the Advisers seek the best overall price and execution at the most favorable commission rate (except when higher brokerage commissions are paid to obtain brokerage and research services, as explained below). When the Advisers believe that more than one firm meets these criteria the Advisers may prefer brokers who provide the Advisers or the Series Company with brokerage and research services, described below.
      The Advisers may cause a Fund to pay a broker-dealer a commission (for executing a securities transaction) that is greater than the commission another broker-dealer would have received for executing the same transaction, if the Advisers determine in good faith that the greater commission paid to the first broker-dealer is reasonable in relation to the value of brokerage and research services provided to the Advisers viewed in terms of either that particular transaction or the overall responsibilities of the Advisers.
      The Advisers receive a wide range of research services from broker-dealers, including: information on securities markets, the economy and individual companies; statistical information; accounting and tax law interpretations; technical market action; pricing and appraisal services; and credit analyses. Research services are received by the Advisers primarily in the form of written reports, telephone contacts, personal meetings with securities analysts, corporate and industry spokespersons, and access to various computer-generated data.
      The Advisers have no agreements or understandings with broker-dealers by which specific amounts of transactions or commissions are directed to specific broker-dealers.
      The Advisers evaluate whether such research services provide lawful and appropriate assistance to them in the performance of their investment decision-making responsibilities, for the Series Company. The Advisers will not cause the Series Company to pay higher commissions without first determining, in good faith, that the cost is reasonable considering the brokerage and research services provided, with respect to either the particular transaction or the Advisers' overall responsibilities with respect to accounts for which they exercise investment discretion. The Advisers receive research services at no cost and cannot assign any specific monetary value to them; nevertheless, the Advisers believe these supplemental investment research services are essential to the Advisers' ability to provide high quality portfolio management to the Funds. Research services furnished by broker-dealers through whom a Fund effects securities transactions may be used by the Advisers in servicing all of the Funds, and the Advisers may not use all such services in managing the Funds.
      The amount of brokerage commissions paid, the quality of execution, the nature and quality of research services provided, and the amount of commissions paid to firms providing research services are reviewed quarterly by the Series Company's Board of Trustees. For the fiscal year ended October 31, 1999, the Funds paid aggregate brokerage commissions as follows:

                                                                BROKERAGE
FUND NAME                                                      COMMISSIONS
---------                                                      -----------
Balanced Fund                                                     9,772
Conservative Growth Lifestyle Fund                               -0-
Core Bond Fund                                                   -0-
Domestic Bond Fund                                               -0-
Growth Lifestyle Fund                                            -0-
High Yield Bond Fund                                             -0-
International Growth Fund                                        51,865
International Value Fund                                         27,694
Large Cap Growth Fund                                            13,376
Large Cap Value Fund                                             11,942
Mid Cap Growth Fund                                              14,845
Mid Cap Index Fund                                                4,880
Mid Cap Value Fund                                               41,428
Moderate Growth Lifestyle Fund                                   -0-
Money Market Fund                                                -0-
Municipal Bond Fund                                              -0-
Municipal Money Market Fund                                      -0-
Small Cap Growth Fund                                            10,252
Small Cap Index Fund                                              5,721
Small Cap Value Fund                                             17,835
Socially Responsible Fund                                         4,603
Stock Index Fund                                                  5,986
Strategic Bond Fund                                              -0-


      Following are those Funds for which brokerage commissions were paid to brokers selected on the basis of the quality of the execution together with research services provided to VALIC or a Sub-Adviser along with the approximate commissions paid and the related transaction totals: Mid Cap Growth Fund, $1,135, $24,923; Small Cap Value Fund, $4,179, $8,532,812.


      Occasions may arise when one or more of the Funds or other accounts that may be considered affiliated persons of the Funds under the 1940 Act desire to purchase or sell the same portfolio security at approximately the same time. On those occasions when such simultaneous purchase and sale transactions are made such transaction will be allocated in an equitable manner according to written procedures approved by the Series Company's Board of Trustees. Specifically, such written procedures provide that in allocating purchase and sale transactions made on a combined basis the parties will seek to achieve the same net unit price of securities for each Fund or other account and to allocate as nearly as practicable, such transactions on a pro-rata basis substantially in proportion to the amounts ordered to be purchased and sold by each Fund or other account. In some cases, this procedure could have an adverse effect on the price or quantity of securities available to the Funds. However, the Funds may, alternatively, benefit from lower broker's commissions and/or correspondingly lower costs for brokerage and research services by engaging in such combined transactions. In the Advisers' opinion, the results of this procedure will, on the whole, be in the best interest of each Fund.

      For the fiscal year ended October 31, 1999, the Series Company did not pay brokerage commissions to any of the Funds' affiliated brokers.

                         DISTRIBUTION AND SERVICE PLAN

      American General Distributors, Inc. (the "Distributor") acts as the principal underwriter of the Series Company's shares. Effective May 1, 1999, American General Distributors, Inc. replaced VALIC Investment Services Company ("VISCO") as the Distributor. The Distributor has the exclusive right to distribute shares of the Series Company. The Distributor's obligation is an agency or "best efforts" arrangement under which the Series Company is required to take and pay for only such shares of the Series Company as may be sold to the public. The Distributor is not obligated to sell any stated number of shares. The Distributor's address is the same as that of VALIC. For the fiscal year ended October 31, 1999, the Funds paid net commissions to the Distributor as follows:
      $4,746 for the six months ended April 30, 1999 to VISCO and $19,414 for the period May 1, 1999 to October 31, 1999 to American General Distributors, Inc.
      The Series Company, with respect to each Fund (except for the Lifestyle Funds), has adopted a Distribution and Service Plan for Class A shares and Class B shares (the "Plan"). The Plan provides that the Fund may spend a portion of the Fund's average daily net assets attributable to each class of shares in connection with the provision of ongoing distribution and shareholders services. The Plan shall continue in force, after the initial two year period, from year to year, provided that such continuance is approved at least annually (a)(i) by the Board of Trustees of the Series Company, or (ii) by vote of a majority of the Series Company's outstanding voting securities (as defined in the 1940 Act) and (b) by the affirmative vote of a majority of the Series Company's Trustees who are not interested persons of the Series Company, as defined in the 1940 Act, by votes cast in person at a meeting called for such purpose. The Plan may be terminated at any time, without penalty, by a vote of the Board of Trustees of the Series Company or by a vote of a majority of the outstanding voting securities of the Series Company, or by the Distributor, on sixty days' written notice to the other party. The Plan also automatically terminates in the event of an assignment.
      Under the Plan, the Distributor must submit quarterly reports to the Board of Trustees of the Series Company, setting forth separately by Fund and class of shares all amounts paid under the Plan and the purposes for which such expenditures were made, together with such other information as from time to time is reasonably requested by the Trustees. Pursuant to the Plan, the Distributor pays promotional and advertising expenses and the cost of printing prospectuses used to offer and sell shares of the Series Company (after typesetting and printing the copies required for regulatory filings by the Series Company). Promotional and advertising expenses include any expense related to distribution of shares of the Funds or attributable to any activity primarily intended to result in the sale of shares, including, for example, the preparation, printing, and distribution of advertising and sales literature (including reports to shareholders used as sales literature). The Series Company pays all expenses related to the registration of Fund shares under federal and state laws, including registration and filing fees, the cost of preparing the prospectus for such purpose, and related expenses of outside legal and auditing firms. During the fiscal year ended October 31, 1999, the Funds paid the following fees for distribution and servicing:

                                                     DISTRIBUTION FEES
                                                     -----------------
FUND NAME                                            CLASS A   CLASS B
---------                                            -------   -------
Stock Index Fund                                      9,224     65,092
Mid Cap Index Fund                                    7,078     32,282
Small Cap Index Fund                                  6,790     28,565
International Growth Fund                             3,401     16,888
Large Cap Growth Fund                                 4,860     34,739
Mid Cap Growth Fund                                   3,680     21,310
Small Cap Growth Fund                                 4,060     22,970
International Value Fund                              3,709     18,850
Large Cap Value Fund                                  4,037     24,584
Mid Cap Value Fund                                    3,825     22,257
Small Cap Value Fund                                  3,172     15,450
Socially Responsible Fund                             3,693     18,075
Balanced Fund                                         3,924     29,389
High Yield Bond Fund                                    231      3,087
Strategic Bond Fund                                   3,142     14,194
Domestic Bond Fund                                    3,783     26,519
Core Bond Fund                                          297      1,749
Municipal Bond Fund                                   6,741     33,044
Money Market Fund                                     7,535     34,961
Municipal Money Market Fund                           6,983     26,326

                        DETERMINATION OF NET ASSET VALUE

      Equity investments (including common stocks, preferred stocks, convertible securities, and warrants) and call options written on all portfolio investments listed or traded on a national exchange are valued at their last sale price on that exchange prior to the time when assets are valued. In the absence of any exchange sales on that day and for unlisted equity securities, such securities and call options written on portfolio securities are valued at the last sale price on the NASDAQ (National Association of Securities Dealers Automated Quotations) National Market System. In the absence of any National Market System sales on that day, equity securities are valued at the last reported bid price and call options written on all portfolio securities for which other over-the-counter market quotations are readily available are valued at the last reported asked price.
      U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, are valued at representative quoted prices. Such quotations generally are obtained from government securities pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities.
      The Board of Trustees also has authorized the Funds to value certain fixed income securities by reference to valuations obtained from pricing services which take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations of such securities, without extensive reliance upon quoted prices, since such valuations are believed by the Board of Trustees to more accurately reflect the fair value of such securities.
      Publicly-traded corporate bonds are valued at prices obtained from pricing services, such as Merrill Lynch or Interactive Data Services, or other representative services.
      Short-term fixed income securities for which market quotations are readily available are valued at the last reported bid price, except for those with a remaining maturity of 60 days or less which are valued by the amortized cost method (unless, due to special circumstances, the use of such a method with respect to any security would result in a valuation which does not approximate fair market value).
      Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock.
      Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last sale price on the exchange where such security is primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. Where market quotations are not readily available for such foreign over-the-counter securities, then such securities will be valued in good faith by a method that the Series Company's Board of Trustees, or its delegates, believes accurately reflects fair value. Quotations of foreign securities in foreign currencies are converted, at current exchange rates, to their U.S. dollar equivalents in order to determine their current value. In addition, because of the need to value foreign securities (other than ADRs) as of the close of trading on various exchanges and over-the-counter markets throughout the world, the calculation of the net asset value of Funds investing in such foreign securities may not take place contemporaneously with the valuation of such foreign securities in those Funds' portfolios.
      Options purchased by the Funds (including options on financial futures contracts, stock indices, foreign currencies, and securities) listed on national securities exchanges are valued on the exchange where such security is primarily traded.
      Over-the-counter options purchased or sold by the Funds are valued based upon prices provided by market-makers in such securities or dealers in such currencies.
      Exchange-traded financial futures contracts (including interest rate futures contracts, stock index futures contracts, and currency futures contracts) are valued at the settlement price for such contracts established each day by the board of trade or exchange on which such contracts are traded. Unlisted financial futures contracts are valued based upon prices provided by market-makers in such financial futures contracts.
      All of the assets of the Municipal Money Market Fund and the Money Market Fund are valued on the basis of amortized cost. Under the amortized cost method of valuation, securities are valued at a price on a given date, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation it may result in periods in which value as determined by amortized cost is higher or lower than the price a Fund would receive if it sold the security. During such periods, the yield to investors may differ somewhat from that obtained by a similar fund or portfolio which uses available market quotations to value all of its portfolio securities. The Series Company's Board of Trustees has established procedures reasonably designed, taking into account current market conditions and Municipal Money Market Fund's and Money Market Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation should exceed one half of one percent, the Board will promptly consider initiating corrective action. If the Board believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: selling portfolio securities prior to maturity; shortening the average maturity of the portfolio; withholding or reducing dividends; or utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Municipal Money Market Fund's and Money Market Fund's net asset value might still decline.

                       PURCHASING AND SELLING FUND SHARES

PURCHASE OF SHARES

      Please see the Prospectus for a complete discussion of how to buy shares. Shares of the Funds are sold in a continuous offering and may be purchased on any business day through the Transfer Agent or your registered representative.

SELLING FUND SHARES
(APPLICABLE TO ALL CLASSES OF SHARES)

      Please see the Prospectus for a complete discussion of how to sell shares.

CONTINGENT DEFERRED SALES CHARGE
(APPLICABLE TO CLASS A SHARES)

      For investments of $1,000,000 or more of Class A Shares of a Fund ("Qualified Purchaser"), the initial sales charge will be waived and a contingent deferred sales charge ("CDSC -- Class A") of 1.00% is imposed on redemptions made within the first year of the purchase and 0.50% within the second year. If a CDSC -- Class A is imposed upon redemption, the amount of the CDSC -- Class A will be equal to the lesser of 1.00% or 0.50%, respectively, of the net asset value of the shares at the time of purchase or 1.00% or 0.50%, respectively, of the net asset value of the shares at the time of redemption.
      The CDSC -- Class A will be imposed only if a Qualified Purchaser redeems an amount which causes the value of the account to fall below the total dollar amount of purchase payments made by the Qualified Purchaser without an initial sales charge during the one or two year period prior to the redemption. No CDSC -- Class A will be imposed on exchanges between Funds. For purposes of the CDSC -- Class A, when shares of one Fund are exchanged for shares of another Fund, the purchase date for the shares of the Fund exchanged into will be assumed to be the date on which shares were purchased in the Fund from which the exchange was made. If the exchanged shares themselves are acquired through an exchange, the purchase date is assumed to carry over from the date of the original election to purchase shares subject to a CDSC -- Class A rather than pay an initial sales charge. In determining whether a CDSC -- Class A is payable, it is assumed that shares held the longest are the first to be redeemed.
      Cumulative Purchase Discounts and Letters of Intent apply to the net asset value privilege. Also, in order to establish an account of $1,000,000 or more, a Qualified Purchaser may aggregate shares of a Fund described in the Prospectus.

EXCHANGE PRIVILEGE

      By use of the exchange privilege, as discussed in the Prospectus, the investor authorizes the Transfer Agent to act on telephonic, telegraphic or written exchange instructions from any person representing himself or herself to be the investor or the agent of the investor and believed by the Transfer Agent to be genuine. The Series Company, the Distributor and the Transfer Agent employ procedures considered by them to be reasonable to confirm that instructions communicated by telephone are genuine. Such procedures include requiring certain personal identification information prior to acting upon telephone instructions, tape recording telephone communications, and providing written confirmation of instructions communicated by telephone. If reasonable procedures are employed, neither the Series Company, the Distributor nor the Transfer Agent will be liable for following telephone instructions which it reasonably believes to be genuine. The Series Company, the Distributor and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions if reasonable procedures are not followed.

                                    TAXATION

      The following is a summary of the principal U.S. federal income, and certain state and local, tax considerations regarding the purchase, ownership and disposition of shares in each Fund of the Series Company. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in each Fund. The summary is based on the laws in effect on the date of this Statement of Additional Information, which are subject to change.

GENERAL

      Each Fund is a separate taxable entity. Each Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of the Code.
      If a Fund does not qualify as a regulated investment company, it will be taxable on all of its investment company taxable income and net capital gain at corporate rates, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

FOREIGN TAX ON INCOME

      If a Fund invests in foreign securities, the earnings may be subject to foreign taxes on income (possibly including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as may occur for some Funds, more than 50% of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund would be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund that are treated as income taxes under U.S. tax regulations (which excludes, for example, stamp taxes, securities transaction taxes, and similar taxes) even though not actually received by such shareholders, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.
      If a Fund makes this election, its respective shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by a Fund, although such shareholders will be required to include their shares of such taxes in gross income if the election is made.
      If a shareholder chooses to take credit for the foreign taxes deemed paid by such shareholder as a result of any such election by a Fund, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder's taxable income from foreign sources (but not in excess of the shareholder's entire taxable income) bears to his entire taxable income.

For this purpose, distributions from long-term and short-term capital gains or foreign currency gains by a Fund will generally not be treated as income from foreign sources. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which have different effects depending upon each shareholder's particular tax situation, certain shareholders of a Fund which has made this election may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by such Fund even if the election is made by such a Fund.
      Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. Each year, if any, that a Fund files the election described above, its shareholders will be notified of the amount of (i) each Shareholder's pro rata share of qualified foreign taxes paid by a Fund and (ii) the portion of Fund dividends which represents income from each foreign country. The other Funds will not be entitled to elect to pass foreign taxes and associated credits or deductions through to their shareholders because they will not satisfy the 50% requirement described above. If a Fund cannot or does not make this election, it may deduct such taxes in computing the amount it is required to distribute.

TAX EXEMPT INFORMATION

      The Municipal Bond Fund and the Municipal Money Market Fund intend to qualify to pay "exempt-interest dividends," as that term is defined in the Code. Because the Municipal Bond Fund and the Municipal Money Market Fund will primarily invest in municipal obligations, dividends from these Funds will generally be exempt from regular federal income tax. Further, gain from a sale or redemption of shares of the Municipal Bond Fund and the Municipal Money Market Fund will be taxable to shareholders as capital gain even though the increase in value of such shares is attributable to tax-exempt income. Thus, it will normally be advantageous for the Municipal Bond Fund and the Municipal Money Market Fund to declare exempt-interest dividends frequently.
      Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals based on certain items of tax preference. Interest on certain municipal obligations, such as bonds issued for private entities (but not to certain tax-exempt organizations such as universities and non-profit hospitals) is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that the Portfolio receives income from municipal obligations treated as a tax preference item for purposes of the alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to shareholders to the extent that their tax liability will be determined under the alternative minimum tax. The Funds will supply shareholders with an annual report indicating the percentage of portfolio income attributable to municipal obligations subject to the alternative minimum tax. Additionally, taxpayers must disclose to the Internal Revenue Service on their tax returns the entire amount of tax-exempt interest (including exempt-interest dividends on shares of the Portfolio) received or accrued during the year.
      In addition, for corporations, the alternative minimum taxable income may be increased by a percentage of the amount by which an alternative measure of income ("adjusted current earnings," referred to as "ACE") exceeds the amount otherwise determined to be the alternative minimum taxable income. Interest on all municipal obligations, and therefore all exempt-interest dividends paid by the Portfolio, is included in calculating ACE. Taxpayers that may be subject to the alternative minimum tax should consult their tax advisers before investing in these Funds.
      Shares of these Funds would not be a suitable investment for tax-exempt institutions and may not be a suitable investment for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts, because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the receipt of exempt-interest dividends from the Portfolio. Moreover, subsequent distributions of such dividends to the beneficiaries will be taxable.
      In addition, the receipt of exempt-interest dividends from each of the Funds affects the federal tax liability of certain foreign corporations, S corporations and insurance companies. The Code may also require shareholders that receive exempt-interest dividends to treat as taxable income a portion of certain otherwise nontaxable social security and railroad retirement benefit payments.

TAXABLE U.S. SHAREHOLDERS -- DISTRIBUTIONS

      For U.S. federal income tax purposes, distributions by a Fund, whether reinvested in additional shares or paid in cash, generally will be taxable to shareholders who are subject to tax. Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash they would have received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received.
      Distributions from investment company taxable income for the year will be taxable as ordinary income. Capital gain dividends (i.e., dividends from net capital gain) if designated as such in a written notice to shareholders, will be taxed to shareholders as long-term capital gain regardless of how long shares have been held by shareholders, but are not eligible for the dividends-received deduction for corporations. Distributions, if any, that are in excess of a Fund's current and accumulated earnings and profits will first reduce a shareholder's tax basis in his shares and, after such basis is reduced to zero, will generally constitute capital gains to a shareholder who holds his shares as capital assets.
      Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Distributions from such plans, or from annuity contracts which may invest in these shares, are generally tax reported to the participant as ordinary income taxable at the participant's marginal tax rate for the year of the distribution to the participant, rather than as capital gains or losses for the year of the sale or other disposition.

TAXPAYER IDENTIFICATION NUMBER CERTIFICATION REQUIRED

      Each Fund may be required to withhold, as "backup withholding," federal income tax at a rate of 31% from dividends (including capital gain dividends) and share redemption and exchange proceeds to individuals and other non-exempt shareholders who fail to furnish such Fund with a correct taxpayer identification number ("TIN") certified under penalties of perjury, or if the Internal Revenue Service or a broker notifies the Fund that the payee is subject to backup withholding as a result of failing to properly report interest or dividend income to the Internal Revenue Service or that the TIN furnished by the payee to be the Fund is incorrect, or if (when required to do so) the payee fails to certify under penalties of perjury that it is not subject to backup withholding. A Fund may refuse to accept an application that does not contain any required TIN or certification that the TIN provided is correct. If the backup withholding provisions are applicable, any such dividends and proceeds, whether paid in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholders' U.S. federal income tax liability.
      Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

NON-U.S. SHAREHOLDERS

      The discussion above relates solely to U.S. federal income tax law as it applies to "U.S. persons" subject to tax under such law. Shareholders who, as to the United States, are not "U.S. persons," (i.e., are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates, foreign partnerships or other non-U.S. investors) generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income unless the tax is reduced or eliminated pursuant to a tax treaty or the dividends are effectively connected with a U.S. trade or business of the shareholder. In the latter case, the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net capital gain, including amounts retained by a Fund which are designated as undistributed capital gains, to a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders may also be subject to U.S. federal withholding tax on deemed income resulting from any election by a Fund to treat qualified foreign taxes it pays as passed through to shareholders (as described above), but they may not be able to claim a U.S. tax credit or deduction with respect to such taxes.
      Any capital gain realized by a non-U.S. shareholder upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholders trade or business in the U.S., or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met.
      Non-U.S. persons who fail to furnish a Fund with an IRS Form W-8 or an acceptable substitute may be subject to backup withholding at the rate of 31% on reportable dividends and the redemption proceeds. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of and receipt of distributions from the Funds.

STATE AND LOCAL

      Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have tax consequences for shareholders different from those of a direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                             TRUSTEES AND OFFICERS

      The trustees, in addition to their functions set forth under "Investment Adviser," review such actions and decide on general policy. The officers conduct and supervise the daily business operations of the Series Company. All officers are affiliates of VALIC and are located at 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.
      The Series Company has an Audit Committee. The Series Company's Audit Committee consists of Messrs. Lancaster, Hackerman, Love, Maupin and Paulsen. The Audit Committee recommends to the Board the selection of independent auditors for the Series Company and reviews with such independent auditors the scope and results of the annual audit, reviews the performance of the accounts, and considers any comments of the independent auditors regarding the Series Company's financial statements or books of account. The Series Company does not have a standing nominating or compensation committee.
      The trustees and officers of the Series Company and members of their families, as a group, beneficially owned less than 1% of the shares of beneficial interest of each Fund outstanding.

NAME AND POSITION(S)                                     PRINCIPAL OCCUPATION(S)
HELD WITH REGISTRANT                                       DURING PAST 5 YEARS
--------------------                   ------------------------------------------------------------
Executive Vice President and           Executive Vice President and Chief Financial Officer, VALIC
Trustee                                and AGAIC (1999-Present), Executive Vice President and Chief
Kent E. Barrett*                       Financial Officer, American General Life & Accident
2929 Allen Parkway                     Insurance Company ("AGLA") (1998-1999), Senior Vice
Houston, Texas 77019                   President -- Finance and Treasurer, AGLA (1997-1998), Senior
Date of Birth: 09/20/56                Vice President, Controller and Treasurer, AGLA (1994-1997).

Trustee                                Retired Administrator; Formerly President, United Way of the
Dr. Judith L. Craven                   Texas Gulf Coast (1992-1998); Director, Houston Branch,
3212 Ewing St.                         Federal Reserve Bank of Dallas (1992-Present), Compaq
Houston, Texas 77004                   Computer Corporation (1998-Present), Luby's Inc.
Date of Birth: 10/06/45                (1998-Present), A.H. Belo Corporation (journalism, TV and
                                       radio) (1993-Present), and Sysco Corporation (marketing and distribution of food) (1996-Present); Formerly, Board
                                       Member, Sisters of Charity of the Incarnate Word
                                       (1996-1999).

NAME AND POSITION(S)                                     PRINCIPAL OCCUPATION(S)
HELD WITH REGISTRANT                                       DURING PAST 5 YEARS
--------------------                   ------------------------------------------------------------
Trustee                                Professor and Head, Department of Neuroscience and Visscher
Dr. Timothy J. Ebner                   Chair of Physiology (1998-Present), Director, Graduate
17994 N.W. Union Blvd.                 Program in Neuroscience, University of Minnesota
Elk River, Minnesota 55330             (1991-1999). Formerly, Consultant to EMPI, Inc. (1994-1995)
Date of Birth: 07/15/49                and Medtronic Inc. (1997-1998) (manufacturers of medical
                                       products).

Trustee                                Municipal Court Judge, Dallas, Texas (1995-Present);
Judge Gustavo E. Gonzales, Jr.         Director, Downtown Dallas YMCA Board (1996-Present);
8320 Coolgreen Dr.                     Director, Dallas Easter Seals Society (1997-Present).
Dallas, Texas 75228                    Formerly, private attorney (litigation) (1980-1995).
Date of Birth: 07/27/40

Trustee                                Chairman -- Scientific Advisory Board for The Robert A.
Dr. Norman Hackerman                   Welch Foundation (1983-Present); Director, Electrosource,
2001 Pecos Street                      Inc. (develops, manufactures and markets energy storage
Austin, Texas 78703                    products); President Emeritus, Rice University, Houston,
Date of Birth: 03/02/12                Texas.

Chairman of the Board and              President of American General Fund Group (1999-Present);
President                              Formerly, Executive Vice President, American General
Alice T. Kane*                         Investment Management, L.P. (1998-1999); Formerly, Executive
125 Maiden Lane                        Vice President, (1994-1998) and General Counsel (1986-1995)
New York, New York 10038               New York Life Insurance Company; Chair, MainStay Mutual
Date of Birth: 01/16/48                Funds (1994-1998). President of other investment companies advised by VALIC.

Trustee                                Pastor Emeritus and Director of Planned Giving, First
Dr. John Wm. Lancaster                 Presbyterian Church, Houston Texas (1996-Present); Formerly,
4624 Braeburn                          Pastor, First Presbyterian Church, Houston, Texas.
Bellaire, Texas 77401
Date of Birth: 12/15/23

Trustee                                Retired. Formerly, Director, Mid-American (waste products)
Ben H. Love                            (1993- 1997); Formerly, Chief Executive, Boy Scouts of
4407 Eaton Circle                      America. (1985-1993).
Colleyville, Texas 76034
Date of Birth: 09/26/30

Trustee                                President, Meharry Medical College, Nashville, Tennessee
Dr. John E. Maupin, Jr.                (1994- Present); Nashville Advisory Board Member, First
Meharry Medical College                American National Bank (1996-Present); Director, Monarch
1005 D.B. Todd Blvd.                   Dental Corporation (1997- Present), LifePoint Hospitals,
Nashville, Tennessee 37208             Inc. (1998-Present).
Date of Birth: 10/28/46

Trustee                                Dean and Professor Emeritus, University of Arizona, Tucson,
Dr. F. Robert Paulsen                  Arizona. Formerly, Dean and Professor, University of
2801 N. Indian Ruins                   Connecticut, Storrs, Connecticut and Carnegie Fellow,
Tucson, Arizona 85715                  University of Michigan, Ann Arbor, Michigan.
Date of Birth: 07/05/22

Vice President                         Associate General Counsel and Assistant Secretary, American
Pauletta P. Cohn                       General Life Companies (1998-Present), Senior Attorney,
Date of Birth: 06/06/48                American General (1993-1998).

NAME AND POSITION(S)                                     PRINCIPAL OCCUPATION(S)
HELD WITH REGISTRANT                                       DURING PAST 5 YEARS
--------------------                   ------------------------------------------------------------
Vice President and Assistant           Associate General Counsel, VALIC (1997-Present). Formerly,
Secretary                              Of Counsel, Winstead Sechrest and Minick P.C. (1997); Vice
Nori L. Gabert                         President and Associate General Counsel of Van Kampen
Date of Birth: 08/15/53                American Capital, Inc. (1981- 1996).

Assistant Vice President               Senior Compliance Analyst, VALIC (1995-Present).
Cynthia A. Gibbons
Date of Birth: 12/06/67

Assistant Treasurer                    Vice President, Fund Accounting, AGIM (1999-Present).
Gregory R. Kingston                    Formerly, Assistant Treasurer First Investor Management
Date of Birth: 01/18/66                Company (1994-1999).

Vice President and Investment          Trader -- VALIC (1991-Present).
Officer
Teresa S. Moro
Date of Birth: 08/14/60

Controller                             Associate Director of Fund Accounting, AGIM (1996-Present).
Kathryn A. Pearce                      Formerly, Supervisor, Mutual Fund Accounting, Van Kampen
Date of Birth: 02/05/47                American Capital, Inc. (1977-1996).

Assistant Treasurer                    Director -- Variable Product Accounting and Financial
Jaime M. Sepulveda                     Reporting, AGIM (1998-Present). Formerly, Accounting
Date of Birth: 01/09/52                Manager, Metro Networks, Inc. (1997-1998); Controller and
                                       Investment Officer, Port of Houston Authority (1994-1997).

Treasurer                              Vice President -- Variable Product Accounting, AGIM
Gregory R. Seward                      (1998-Present); Assistant Controller, AGAIC (1998-Present)
Date of Birth: 06/27/56                and VALIC (1991-1998).

Vice President and Investment          Portfolio Manager, VALIC (1987-Present).
Officer
William Trimbur, Jr.
Date of Birth: 06/15/51

Senior Investment Officer              Executive Vice President, Trading and Portfolio Management,
Peter V. Tuters                        AGIM (1998-Present); Vice President and Investment Officer
Date of Birth: 04/18/52                (1998-Present), Vice President and Chief Investment Officer
                                       (1993-1998), VALIC and AGAICX (1998-Present). Formerly,
                                       Director, VALIC, Senior Vice President and Chief Investment
                                       Officer, American General Corporation (1993-1998).

Assistant Controller                   Associate Director, Mutual Fund Accounting, AGIM
Heriberto Valdez                       (1999-Present); Manager, Mutual Fund Accounting (1998-1999);
Date of Birth: 04/25/57                Manager, Variable Product Accounting (1997-1998); Staff
                                       Accountant, Variable Products Division, VALIC (1989-1997).
                                       Formerly, self-employed consultant (1998).

*  Interested trustees of the Series Company as defined in the 1940 Act.

      The trustees of the Series Company who are not affiliated with VALIC are each paid annual trustees' fees and are reimbursed for certain out-of-pocket expenses by the Series Company. Trustees who are not interested persons of the Series Company receive an annual retainer of $6,200. In addition, such trustees are paid per board meeting, committee meeting and telephone meeting, a fee of $1,000, $250 and $250, respectively, plus expenses, if any. Each of the trustees is a director or trustee of American General Series Portfolio Company ("AGSPC"), AGSPC 3, and USLife Income Fund, Inc., investment companies for which VALIC serves as investment adviser.

      The following table sets forth information regarding the estimated compensation and benefits earned by the disinterested Trustees for the fiscal year ending October 31, 1999.

COMPENSATION TABLE
FISCAL YEAR ENDING OCTOBER 31, 1999

                                        AGGREGATE       TOTAL COMPENSATION
                                    COMPENSATION FROM   FROM FUND COMPLEX
                                     SERIES COMPANY     PAID TO DIRECTORS
                                    -----------------   ------------------
Dr. Judith L. Craven                      6,585               33,500
Dr. Timothy J. Ebner                      6,548               33,000
Hon. Gustavo E. Gonzales, Jr.             6,585               33,750
Dr. Norman Hackerman                      6,585               34,250
Dr. John W. Lancaster                     6,548               34,000
Mr. Ben L. Love                           6,622               34,250
Dr. John E. Maupin, Jr.                   6,500               33,000
Dr. F. Robert Paulsen                     6,548               34,000
Dr. R. Miller Upton                       6,126               33,579

* Dollar amounts are cash basis

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      As of February 4, 2000, the following persons owned 5% or more of a particular class and Fund:

Balanced Fund
VALIC                                                   67.63%, Class A
State Street IRA FBO H. Richards                        8.04%, Class A
VALIC                                                   20.12%, Class B
State Street IRA FBO W. Roth                            5.81%, Class B
VALIC                                                   77.69%, Class I
VALIC                                                   100.00%, Class II
Conservative Growth Lifestyle Fund
VALIC                                                   74.83%, Class A
K. Kirby                                                14.42%, Class A
VALIC                                                   21.60%, Class B
State Street IRA FBO G. Stevens                         5.88%, Class B
State Street IRA FBO L. Stevens                         6.50%, Class B
VALIC                                                   73.09%, Class I
VALIC                                                   100.00%, Class II
Core Bond Fund
VALIC                                                   9.05%, Class A
G. Stepan                                               6.96%, Class A
L. Gibbs                                                69.78%, Class A
M. Bronaugh                                             6.90%, Class A
R. Kester                                               7.25%, Class A
A. LeBrun Trust                                         10.53%, Class B
A. Class Trust                                          5.24%, Class B
D. Montano                                              5.10%, Class B
E. Merrill                                              6.45%, Class B
M. McDermott                                            10.34%, Class B
State Street IRA FBO B. Payer                           6.24%, Class B

State Street IRA FBO C. Guerra                          7.51%, Class B
State Street IRA FBO F. Imke                            6.64%, Class B
VALIC                                                   24.99%, Class I
J. Murphy                                               6.91%, Class I
J. Kovach                                               31.62%, Class I
K. Earls                                                6.10%, Class I
R. Taylor                                               15.32%, Class I
A.G. Retirement Plan                                    100.00%, Class II
Domestic Bond Fund
VALIC                                                   13.27%, Class A
A.G. Conservative Growth Lifestyle Fund                 34.56%, Class A
A.G. Growth Lifestyle Fund                              12.16%, Class A
A.G. Moderate Growth Lifestyle Fund                     26.95%, Class A
Eastwood Family Trust                                   6.91%, Class A
A.G. Conservative Growth Lifestyle Fund                 38.94%, Class B
A.G. Growth Lifestyle Fund                              10.13%, Class B
A.G. Moderate Growth Lifestyle Fund                     25.27%, Class B
VALIC                                                   13.82%, Class I
A.G. Conservative Growth Lifestyle Fund                 5.46%, Class I
A.G. Growth Lifestyle Fund                              22.01%, Class I
A.G. Moderate Growth Lifestyle Fund                     8.22%, Class I
VALIC                                                   20.94%, Class II
A.G. Conservative Growth Lifestyle Fund                 40.65%, Class II
A.G. Growth Lifestyle Fund                              11.66%, Class II
A.G. Moderate Growth Lifestyle Fund                     26.75%, Class II
Growth Lifestyle Fund
VALIC                                                   61.00%, Class A
State Street IRA FBO R. Daniels                         7.67%, Class B
State Street IRA FBO S. Karfunkle                       8.73%, Class B
L. Wood                                                 7.20%, Class A
VALIC                                                   23.75%, Class B
VALIC                                                   81.96%, Class I
VALIC                                                   100.00%, Class II
High Yield Bond Fund
VALIC                                                   7.36%, Class A
State Street IRA FBO R. Childers                        9.41%, Class A
State Street IRA FBO S. Karfunkle                       43.57%, Class A
K. Barrett                                              26.08%, Class A
B. Laytart                                              5.09%, Class B
State Street IRA FBO C. Getman                          6.16%, Class A
State Street IRA FBO J. Frederick                       5.41%, Class A
State Street IRA FBO J. Kernic                          7.05%, Class A
State Street IRA FBO M. Ramenofsey                      8.42%, Class A
State Street IRA FBO T. Helzer                          5.99%, Class A
VALIC                                                   100.00%, Class I
A.G. Retirement Plan                                    100.00%, Class II
International Growth Fund
VALIC                                                   61.91%, Class A
A.G. Growth Lifestyle Fund                              18.61%, Class A
A.G. Moderate Growth Lifestyle Fund                     7.74%, Class A
VALIC                                                   32.55%, Class B
A.G. Conservative Growth Lifestyle Fund                 8.16%, Class B

A.G. Growth Lifestyle Fund                              25.43%, Class B
A.G. Moderate Growth Lifestyle Fund                     12.20%, Class B
VALIC                                                   70.51%, Class I
A.G. Conservative Growth Lifestyle Fund                 5.23%, Class I
A.G. Growth Lifestyle Fund                              15.25%, Class I
A.G. Moderate Growth Lifestyle Fund                     7.40%, Class I
VALIC                                                   75.67%, Class II
A.G. Growth Lifestyle Fund                              14.15%, Class II
A.G. Moderate Growth Lifestyle Fund                     6.06%, Class II
International Value Fund
VALIC                                                   53.76%, Class A
A.G. Growth Lifestyle Fund                              14.36%, Class A
A.G. Moderate Growth Lifestyle Fund                     6.81%, Class A
State Street IRA FBO H. Richards                        5.12%, Class A
VALIC                                                   28.85%, Class B
A.G. Conservative Growth Lifestyle Fund                 6.48%, Class B
A.G. Growth Lifestyle Fund                              19.61%, Class B
A.G. Moderate Growth Lifestyle Fund                     11.47%, Class B
VALIC                                                   55.86%, Class I
A.G. Growth Lifestyle Fund                              10.89%, Class I
A.G. Moderate Growth Lifestyle Fund                     5.95%, Class I
VALIC                                                   77.05%, Class II
A.G. Growth Lifestyle Fund                              12.89%, Class II
A.G. Moderate Growth Lifestyle Fund                     6.31%, Class II
Large Cap Growth Fund
VALIC                                                   28.30%, Class A
A.G. Conservative Growth Lifestyle Fund                 7.91%, Class A
A.G. Growth Lifestyle Fund                              9.56%, Class A
A.G. Moderate Growth Lifestyle Fund                     9.89%, Class A
JATO & Co.                                              9.10%, Class A
VALIC                                                   8.26%, Class B
A.G. Conservative Growth Lifestyle Fund                 7.98%, Class B
A.G. Growth Lifestyle Fund                              7.15%, Class B
A.G. Moderate Growth Lifestyle Fund                     8.62%, Class B
VALIC                                                   35.17%, Class I
A.G. Conservative Growth Lifestyle Fund                 10.10%, Class I
A.G. Growth Lifestyle Fund                              8.76%, Class I
A.G. Moderate Growth Lifestyle Fund                     10.32%, Class I
VALIC                                                   60.73%, Class II
A.G. Conservative Growth Lifestyle Fund                 12.79%, Class II
A.G. Growth Lifestyle Fund                              12.72%, Class II
A.G. Moderate Growth Lifestyle Fund                     13.76%, Class II
Large Cap Value Fund
VALIC                                                   34.39%, Class A
A.G. Conservative Growth Lifestyle Fund                 13.22%, Class A
A.G. Growth Lifestyle Fund                              14.87%, Class A
A.G. Moderate Growth Lifestyle Fund                     16.48%, Class A
JATO & Co.                                              9.47%, Class A
VALIC                                                   12.95%, Class B
A.G. Conservative Growth Lifestyle Fund                 17.83%, Class B
A.G. Growth Lifestyle Fund                              14.70%, Class B
A.G. Moderate Growth Lifestyle Fund                     18.57%, Class B

VALIC                                                   41.83%, Class I
A.G. Conservative Growth Lifestyle Fund                 16.50%, Class I
A.G. Growth Lifestyle Fund                              13.11%, Class I
A.G. Moderate Growth Lifestyle Fund                     16.86%, Class I
VALIC                                                   53.32%, Class II
A.G. Conservative Growth Lifestyle Fund                 15.72%, Class II
A.G. Growth Lifestyle Fund                              14.42%, Class II
A.G. Moderate Growth Lifestyle Fund                     16.54%, Class II
Mid Cap Growth Fund
VALIC                                                   54.75%, Class A
A.G. Growth Lifestyle Fund                              9.25%, Class A
A.G. Moderate Growth Lifestyle Fund                     8.25%, Class A
VALIC                                                   23.38%, Class B
A.G. Conservative Growth Lifestyle Fund                 7.27%, Class B
A.G. Growth Lifestyle Fund                              10.36%, Class B
A.G. Moderate Growth Lifestyle Fund                     10.59%, Class B
VALIC                                                   15.17%, Class I
VALIC                                                   78.76%, Class II
A.G. Conservative Growth Lifestyle Fund                 5.21%, Class II
A.G. Growth Lifestyle Fund                              8.36%, Class II
A.G. Moderate Growth Lifestyle Fund                     7.67%, Class II
Mid Cap Index Fund
VALIC                                                   87.48%, Class A
VALIC                                                   61.57%, Class B
Mid Cap Value Fund
VALIC                                                   57.95%, Class A
A.G. Growth Lifestyle Fund                              10.17%, Class A
A.G. Moderate Growth Lifestyle Fund                     9.06%, Class A
VALIC                                                   20.55%, Class B
A.G. Conservative Growth Lifestyle Fund                 6.18%, Class B
A.G. Growth Lifestyle Fund                              9.59%, Class B
A.G. Moderate Growth Lifestyle Fund                     11.06%, Class B
VALIC                                                   71.92%, Class I
A.G. Conservative Growth Lifestyle Fund                 5.79%, Class I
A.G. Growth Lifestyle Fund                              9.23%, Class I
A.G. Moderate Growth Lifestyle Fund                     9.44%, Class I
VALIC                                                   77.48%, Class II
A.G. Conservative Growth Lifestyle Fund                 5.06%, Class II
A.G. Growth Lifestyle Fund                              9.26%, Class II
A.G. Moderate Growth Lifestyle Fund                     8.20%, Class II
Moderate Growth Lifestyle Fund
VALIC                                                   62.75%, Class A
Alpine Special                                          6.68%, Class A
Eastwood Family Trust                                   5.95%, Class A
State Street IRA FBO M. Flynn                           12.74%, Class A
VALIC                                                   21.32%, Class B
VALIC                                                   73.82%, Class I
R. Gullion                                              7.43%, Class I
VALIC                                                   100.00%, Class II

Money Market Fund
VALIC                                                   11.92%, Class A
VALIC                                                   22.07%, Class B
VALIC                                                   45.94%, Class I
VALIC                                                   28.06%, Class II
A.G. Retirement Plan                                    71.94%, Class II
Municipal Bond Fund
VALIC                                                   73.55%, Class A
J.S. Wilson Trust                                       14.79%, Class A
VALIC                                                   59.57%, Class B
Roselyn Indicator Trust                                 6.56%, Class B
Municipal Money Market Fund
VALIC                                                   59.47%, Class A
M. Cleveland                                            5.05%, Class A
VALIC                                                   81.84%, Class B
State Street IRA FBO P. Jacoby                          9.30%, Class B
Small Cap Growth Fund
VALIC                                                   48.42%, Class A
A.G. Growth Lifestyle Fund                              6.87%, Class A
VALIC                                                   20.99%, Class B
A.G. Growth Lifestyle Fund                              7.91%, Class B
A.G. Moderate Growth Lifestyle Fund                     5.67%, Class B
VALIC                                                   43.13%, Class I
VALIC                                                   84.19%, Class II
A.G. Growth Lifestyle Fund                              7.24%, Class II
A.G. Moderate Growth Lifestyle Fund                     5.25%, Class II
Small Cap Index Fund
VALIC                                                   94.27%, Class A
VALIC                                                   75.62%, Class B
Small Cap Value Fund
VALIC                                                   57.71%, Class A
A.G. Conservative Growth Lifestyle Fund                 6.16%, Class A
A.G. Growth Lifestyle Fund                              17.19%, Class A
A.G. Moderate Growth Lifestyle Fund                     12.32%, Class A
VALIC                                                   31.00%, Class B
A.G. Conservative Growth Lifestyle Fund                 11.39%, Class B
A.G. Growth Lifestyle Fund                              23.60%, Class B
A.G. Moderate Growth Lifestyle Fund                     19.71%, Class B
VALIC                                                   66.12%, Class I
A.G. Conservative Growth Lifestyle Fund                 7.29%, Class I
A.G. Growth Lifestyle Fund                              14.46%, Class I
A.G. Moderate Growth Lifestyle Fund                     11.85%, Class I
VALIC                                                   71.54%, Class II
A.G. Conservative Growth Lifestyle Fund                 5.72%, Class II
A.G. Growth Lifestyle Fund                              13.12%, Class II
A.G. Moderate Growth Lifestyle Fund                     9.62%, Class II
Socially Responsible Fund
VALIC                                                   89.23%, Class A
VALIC                                                   45.12%, Class B
VALIC                                                   71.30%, Class I
VALIC                                                   100.00%, Class II

Stock Index Fund
VALIC                                                   48.10%, Class A
State Street IRA FBO M.A. Boettger                      18.72%, Class A
VALIC                                                   17.19%, Class B
Strategic Bond Fund
VALIC                                                   78.59%, Class A
State Street IRA FBO H. Richards                        10.69%, Class A
State Street IRA FBO S. Karfunkle                       5.09%, Class A
VALIC                                                   17.36%, Class B
VALIC                                                   100.00%, Class I
VALIC                                                   100.00%, Class II


                             MARKETING INFORMATION


      The Funds and/or affiliates may prepare advertising or sales literature that provides information concerning various financial or market indices, the economy, investment climate, investment strategies, political and social conditions, or other relevant information. The Funds may discuss factors and allocation strategies, designed to help the shareholders to determine whether Funds are compatible with their investment goals. The Funds may list portfolio holdings, or give examples of portfolio holdings.
      VALIC, and its affiliates (collectively, referred to as the "Company"), have targeted organizations in specific market sectors as the central focus of their marketing efforts for the Series Company Funds. The Company has utilized as its general marketing theme the concept that the Company is "America's Retirement Plan Specialists." The Series Company Funds may be referred to as the American General Fund Group or the AG Funds.
      The Company may refer to its package of retirement plan services. Collectively, this package of services may be referred to as easy Retirement Plan. Easy Retirement Planning includes: (1) personal, face-to-face service from highly trained Company Retirement Planning Specialists; (2) informative retirement-investment education programs, seminars and materials; (3) specialized computer-aided services for retirement planning and developing asset allocation strategies; (4) a wide selection of innovative, market-responsive investment options; (5) advanced and efficient administration of retirement accounts; and (6) a financially strong and stable Company with which to do business.
      The Company may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize-winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are that the selection of individual investments has little impact on portfolio performance, market timing strategies seldom work, markets are efficient and selecting the suitable mix of asset classes is more important when creating a long-term investment portfolio. Modern Portfolio Theory allows an investor to determine an "efficient" or "optimized" portfolio that has historically provided a higher return with the same risk or the same return with lower risk.
      When presenting the asset allocation process, the Company may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. The Company may quote various industry experts on which types of investments are best suited to each risk category. The Company may also provide a historical overview of the performance of a variety of investment market indexes and different asset categories, such as stocks, bonds, cash equivalents, etc. The Company may discuss investment volatility (standard deviation) including the range of returns for different asset categories and classes over different time horizons, and the correlation between the returns of different asset categories and classes. The Company may discuss the basis of portfolio optimization and may describe various investment strategies and methods of implementation.
      The Company, in its marketing efforts to each of the market segments, may design sales literature and material specifically for that market segment, e.g., the healthcare segment. This sales literature and material may also be specific to a certain group. For example, sales literature and material may be designed for a specific hospital.

      The Company may refer to certain milestones which are intended to emphasize the Company's growth and development in assets, groups and various market segments. Additionally the Company may refer to marketing strategies it utilizes to promote the Company's business objectives. Further, the Company may refer from time to time in advertisements or sales materials to certain value-added services it provides to its investors.
      The Company may refer in its advertisements to Schwab Personal Choice Retirement Accounts ("PCRA"). The PCRA is a self-directed brokerage account that may be used by investors to directly invest in publicly available mutual funds. PCRA is marketed through the VALIC Investment Services Company.

                       ENDORSEMENTS AND PUBLISHED RATINGS

      From time to time, in advertisements or in reports to shareholders, the Company or the Series Company may refer to its endorsements. Endorsements are often in the form of a list of organizations, individuals or other parties which recommend the Company or the Series Company. The endorser's name will be used only with the endorser's consent.
      The Company or the Series Company may refer to publishers of statistical data, such as Lipper Analytical Services Incorporated ("Lipper"), Morningstar, Inc. ("Morningstar") and CDA/Wiesenberger Investment Companies (CDA/Wiesenberger). Additionally, the Company may compare the performance of the Series Company Funds to categories published by Lipper and Morningstar.
      Finally, the Company will utilize as a comparative measure for the performance of the Series Company Funds the Consumer Price Index ("CPI"). The CPI is a measure of change in consumer prices, as determined in a monthly survey of the U.S. Bureau of Labor Statistics. Housing costs, transportation, food, electricity, changes in taxes and labor costs are among the CPI components. The CPI provides a tool for determining the impact of inflation on an individual's purchasing power.

                               OTHER INFORMATION

SHAREHOLDER REPORTS

      Annual Reports containing audited financial statements of the Series Company and Semiannual Reports containing unaudited financial statements, as well as proxy materials, are sent to investors.


INDEPENDENT AUDITORS



      Ernst & Young LLP, One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010, serve as independent auditors of the Series Company.


VOTING AND OTHER RIGHTS

      The Series Company was organized under the laws of the state of Delaware as a business trust, and presently is authorized to sell 24 series. Each of these series is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, divided into classes. The expenses of each class differ; therefore, dividend payments and net asset value will differ as well.

CUSTODY OF ASSETS

      Pursuant to a Custodian Contract with the Series Company, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, holds the cash and portfolio securities of the Series Company as custodian.
      The Custodian is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Series Company, and performing other administrative duties, all as directed by persons authorized by the Series Company. The Custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds or the Series Company. Portfolio securities of the Funds purchased domestically are maintained in the custody of the Custodian and may be entered into the book entry systems of securities depositories approved by the Board of Trustees. Pursuant to the Custodian Contract, portfolio securities purchased outside the United States will be maintained in the custody of various foreign branches of the Custodian and such other custodians, including foreign banks and foreign securities depositories, as are approved by the Board of Trustees, in accordance with regulations under the 1940 Act.
      The Custodian holds securities of the Funds on which call options have been written and certain assets of the Funds constituting margin deposits with respect to financial futures contracts at the disposal of the FCMs through which such transactions are effected. The Funds may also be required to post margin deposits with respect to covered call and put options written on stock indices and for this purpose certain assets of those Funds may be held by the custodian pursuant to similar arrangements with the brokers involved.
      This arrangement regarding margin deposits essentially consists of the Custodian creating a separate segregated account into which it transfers (upon the Series Company's instructions) assets from a Fund's general (regular) custodial account. The custody agreement for such arrangement provides that FCMs or brokers will have access to the funds in the segregated accounts when and if the FCMs or brokers represent that the Series Company has defaulted on its obligation to the FCMs or brokers and that the FCMs or brokers have met all the conditions precedent to their right to receive such funds under the agreement between the Series Company and the FCMs or brokers. The Series Company has an agreement with each FCM or broker which provides (1) that the assets of any Fund held by the FCM or broker will be in the possession of State Street Bank until released or sold or otherwise disposed of in accordance with or under the terms of such agreement, (2) that such assets would not otherwise be pledged or encumbered by the FCM or broker, (3) that when requested by the Series Company the FCM or broker will cause State Street Bank to release to its general custodial account any assets to which a Fund is entitled under the terms of such agreement, and (4) that the assets in the segregated account shall otherwise be used only to satisfy the Series Company's obligations to the FCM or broker under the terms of such agreement.
      If on any day a Fund experiences net realized or unrealized gains with respect to financial futures contracts or covered options on stock indices held through a given FCM or broker, it is entitled immediately to receive from the FCM or broker, and usually will receive by the next business day, the net amount of such gains. Thereupon, such assets will be deposited in its general or segregated account with the Custodian, as appropriate.

INDEX FUNDS

      The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.
      Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index(es). Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any product or person into consideration in determining, comprising or calculating the Index(es).
      Frank Russell Company's publication of the Index(es) in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Index(es) is (are) based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX(ES) OR ANY DATA INCLUDED IN THE INDEX(ES). FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX(ES) OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEX(ES). FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT MEANS OR LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

      The Stock Index Fund and the Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation ("S&P"). S&P makes no representation or warranty, express or implied, to the Series Company or its participants regarding the advisability of investing in securities generally or in the Stock Index Fund or the Mid Cap Index Fund particularly or the ability of the S&P 500 Index or the S&P Mid Cap 400 Index to track general stock market performance. S&P has no obligation to take the need of the Series Company or its investors into consideration in determining, composing or calculating the S&P 500 Index or S&P Mid Cap 400 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Stock Index Fund or the Mid Cap Index Fund or the timing of the issuance or sale of such Funds or in the determination or calculation of the equation by which such Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.
      S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR S&P MID CAP 400 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE SERIES COMPANY FROM THE USE OF THE S&P 500 INDEX OR S&P MID CAP 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR S&P MID CAP 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

BOND RATINGS

MOODY'S BOND RATINGS
      Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
      Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.
      A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.
      Baa: Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
      Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
      B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.
      Caa: Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
      Ca: Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C: Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
      Con. (...): Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by: (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

STANDARD & POOR'S RATINGS
      AAA: An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
      AA: An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
      A: An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
      BBB: An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
      BB: An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
      B: An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
      CCC: An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
      CC: An obligation rated 'CC' is currently highly vulnerable to nonpayment.
      C: A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.
      D: An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. Plus (+) or minus (-): The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.